UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2024

Date of reporting period:	12/31/2024

Item 1 – Reports to Stockholders
 (a)  Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

The Prudential Series Fund
PSF Global Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class I shares of PSF Global Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE
P
ORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class I	$82	0.76%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities registered impressive returns in 2024, with the S&P 500 Index gaining 25% against the backdrop of robust economic growth, disinflation progress, and US Federal Reserve interest rate cuts. It was the second straight year of 20% returns for the S&P 500 Index, the first time that has occurred since 1999. Mega-cap growth stocks drove the S&P 500 Index’s outsized returns, underpinned by ongoing optimism over the earnings potential of artificial intelligence.
■
International equities, as measured by the MSCI EAFE Index, delivered a modest gain of 3.82% in 2024, underperforming US equities by a rather wide margin. Slowing economic momentum contributed to low-single-digit equity returns in Europe, while an end to deflation and corporate governance reforms led to more impressive gains in Japan. Emerging market equities were up 7.5% despite economic struggles in
China, which were offset by optimism over the potential policy response such as monetary easing.
■
Top-level allocation between segments positively contributed to the Portfolio’s performance relative the MSCI World Index during the period. A small overweight allocation to US large-cap growth was the main positive driver of Portfolio performance. A small underweight allocation to international growth was also a positive, as it lagged both the international and growth segments.
■
Exposure to US value stocks was a drag on performance relative to US growth stocks in the domestic space but outperformed both international growth and value stocks. Subadvisor performance struggled throughout the period. For the Portfolio’s domestic equity subadvisors, the dominance of the “Magnificent Seven” mega-cap technology stocks detracted from performance, as subadvisers maintained consistently underweight allocations to these stocks. The Portfolio’s international equity subadvisors struggled due to underweight allocations in
China, as well as underweight allocations to high-growth names within the growth style. Stock selection detracted from relative performance across subadvisors.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	15.15%	8.90%	9.47%
MSCI World Index (GD)	19.19%	11.70%	10.52%
WHAT ARE SOME KEY PORTFOLIO STATISTICS
AS
OF 12/31/2024?

Portfolio’s net assets	$ 925,520,905
Number of portfolio holdings	414
Total advisory fees paid for the year	$ 6,508,779
Portfolio turnover rate for the year	35%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Software	8.5%
Semiconductors & Semiconductor Equipment	7.1%
Banks	5.7%
Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan)	4.9%
Interactive Media & Services	4.8%
Insurance	4.4%
Financial Services	4.3%
Oil, Gas & Consumable Fuels	4.2%
Pharmaceuticals	4.1%
Capital Markets	3.9%
Aerospace & Defense	3.1%
Broadline Retail	2.9%
Health Care Equipment & Supplies	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Machinery	2.7%
Electrical Equipment	2.3%
Hotels, Restaurants & Leisure	2.3%
Automobiles	2.1%
Entertainment	1.9%
Health Care Providers & Services	1.9%
Chemicals	1.7%
Professional Services	1.6%
Life Sciences Tools & Services	1.5%
Electronic Equipment, Instruments & Components	1.5%
Industry Classification	% of Net Assets
Multi-Utilities	1.3%
IT Services	1.2%
Tobacco	1.1%
Personal Care Products	1.1%
Household Products	1.0%
Ground Transportation	1.0%
Specialty Retail	1.0%
Consumer Staples Distribution & Retail	1.0%
Air Freight & Logistics	0.9%
Media	0.9%
Industrial Conglomerates	0.8%
Construction Materials	0.6%
Food Products	0.6%
Residential REITs	0.6%
Specialized REITs	0.6%
Building Products	0.6%
Electric Utilities	0.6%
Containers & Packaging	0.5%
Biotechnology	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	4.3%
103.8%
Liabilities in excess of other assets	(3.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective April 4, 2024, the Manager agreed to voluntarily waive 0.04% of its investment management fee through April 9, 2024.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

GLOBL_AR

The Prudential Series Fund
PSF Global Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class III shares of PSF Global Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class III	$109	1.01%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities registered impressive returns in 2024, with the S&P 500 Index gaining 25% against the backdrop of robust economic growth, disinflation progress, and US Federal Reserve interest rate cuts. It was the second straight year of 20% returns for the S&P 500 Index, the first time that has occurred since 1999. Mega-cap growth stocks drove the S&P 500 Index’s outsized returns, underpinned by ongoing optimism over the earnings potential of artificial intelligence.
■
International equities, as measured by the MSCI EAFE Index, delivered a modest gain of 3.82% in 2024, underperforming US equities by a rather wide margin. Slowing economic momentum contributed to low-single-digit equity returns in Europe, while an end to deflation and corporate governance reforms led to more impressive gains in Japan. Emerging market equities were up 7.5% despite economic struggles in
China, which were offset by optimism over the potential policy response such as monetary easing.
■
Top-level allocation between segments positively contributed to the Portfolio’s performance relative the MSCI World Index during the period. A small overweight allocation to US large-cap growth was the main positive driver of Portfolio performance. A small underweight allocation to international growth was also a positive, as it lagged both the international and growth segments.
■
Exposure to US value stocks was a drag on performance relative to US growth stocks in the domestic space but outperformed both international growth and value stocks. Subadvisor performance struggled throughout the period. For the Portfolio’s domestic equity subadvisors, the dominance of the “Magnificent Seven” mega-cap technology stocks detracted from performance, as subadvisers maintained consistently underweight allocations to these stocks. The Portfolio’s international equity subadvisors struggled due to underweight allocations in
China, as well as underweight allocations to high-growth names within the growth style. Stock selection detracted from relative performance across subadvisors.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	14.87%	4.71%
MSCI World Index (GD)	19.19%	8.69%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS
AS
OF 12/31/2024?

Portfolio’s net assets	$ 925,520,905
Number of portfolio holdings	414
Total advisory fees paid for the year	$ 6,508,779
Portfolio turnover rate for the year	35%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Software	8.5%
Semiconductors & Semiconductor Equipment	7.1%
Banks	5.7%
Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan)	4.9%
Interactive Media & Services	4.8%
Insurance	4.4%
Financial Services	4.3%
Oil, Gas & Consumable Fuels	4.2%
Pharmaceuticals	4.1%
Capital Markets	3.9%
Aerospace & Defense	3.1%
Broadline Retail	2.9%
Health Care Equipment & Supplies	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Machinery	2.7%
Electrical Equipment	2.3%
Hotels, Restaurants & Leisure	2.3%
Automobiles	2.1%
Entertainment	1.9%
Health Care Providers & Services	1.9%
Chemicals	1.7%
Professional Services	1.6%
Life Sciences Tools & Services	1.5%
Electronic Equipment, Instruments & Components	1.5%
Industry Classification	% of Net Assets
Multi-Utilities	1.3%
IT Services	1.2%
Tobacco	1.1%
Personal Care Products	1.1%
Household Products	1.0%
Ground Transportation	1.0%
Specialty Retail	1.0%
Consumer Staples Distribution & Retail	1.0%
Air Freight & Logistics	0.9%
Media	0.9%
Industrial Conglomerates	0.8%
Construction Materials	0.6%
Food Products	0.6%
Residential REITs	0.6%
Specialized REITs	0.6%
Building Products	0.6%
Electric Utilities	0.6%
Containers & Packaging	0.5%
Biotechnology	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	4.3%
103.8%
Liabilities in excess of other assets	(3.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective April 4, 2024, the Manager agreed to voluntarily waive 0.04% of its investment management fee through April 9, 2024.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF01_AR

The Prudential Series Fund
PSF Mid-Cap Growth Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class I shares of PSF Mid-Cap Growth Portfolio (the “Portfolio”) for the
period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Mid-Cap Growth Portfolio—Class I	$70	0.65%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
In the year ended December 31, 2024, the S&P 500 Index achieved its second consecutive year of returns exceeding 20.0%, marking the S&P
500 Index’s best back-to-back performance since 1997-1998. While there were short periods where market breadth appeared to broaden, a narrow subset of mega-cap stocks led the way during the reporting period, much like they did in 2023.
■
While large-cap equities led returns across the market spectrum, growth equities as a style continued to outperform value equities, with the
Russell Midcap Growth Index and Russell Midcap Value Index returning 22.10% and 13.07%, respectively, during the year. Within the Russell
Midcap Growth Index, the utilities and technology sectors led returns while the telecommunications and health care sectors lagged.
■
The Portfolio underperformed the Russell Midcap Growth Index during the year. As concentration within the Index became historically high, the
Portfolio’s underexposure to large benchmark names detracted from its relative performance. Seven of the top-10-performing securities in the
Russell Midcap Growth Index were unowned or underweight in the Portfolio for most of the reporting period. Stock selection in the technology and industrials sectors was the top detractor from Portfolio performance, with underweight positions in
Palantir Technologies
,
Inc
. and
Axon
Enterprise
,
Inc.
representing the most significant detraction from Portfolio performance on an individual stock basis.
■
Conversely, stock selection within the financials and telecommunications sectors contributed positively to the Portfolio’s performance relative to the Russell Midcap Growth Index, with overweight positions in
Robinhood Markets
,
Inc.
and
Atlassian Corp.
leading the way.
■
The portfolio managers aimed to strategically position the Portfolio to capitalize on a potential broadening of benchmark leadership with exposure across enduring growth franchises and areas with lower expectations, such as certain segments of consumer, housing, and software.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements,
if any, the returns would have
been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.25%	10.97%	10.29%
S&P 500 Index*	25.02%	14.53%	13.10%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
S&P MidCap 400 Index	13.93%	10.34%	9.68%
*The Portfolio has added this broad-based index in response to new regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 445,292,683
Number of portfolio holdings	115
Total advisory fees paid for the year	$ 2,440,155
Portfolio turnover rate for the year	56%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S
HOLDINGS AS OF 12/31/2024
?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (17.6% represents investments purchased with collateral from securities on loan)	19.0%
Software	15.4%
Capital Markets	11.6%
Hotels, Restaurants & Leisure	6.9%
Semiconductors & Semiconductor Equipment	5.3%
Biotechnology	5.1%
Specialty Retail	5.0%
IT Services	4.1%
Electrical Equipment	3.7%
Machinery	3.2%
Aerospace & Defense	2.7%
Life Sciences Tools & Services	2.7%
Media	2.3%
Oil, Gas & Consumable Fuels	2.2%
Health Care Equipment & Supplies	2.2%
Construction & Engineering	2.1%
Building Products	2.0%
Ground Transportation	2.0%
Commercial Services & Supplies	1.9%
Electronic Equipment, Instruments & Components	1.2%
Professional Services	1.1%
Health Care Technology	1.1%
Entertainment	1.0%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.0%
Diversified Consumer Services	1.0%
Pharmaceuticals	0.9%
Distributors	0.9%
Health Care Providers & Services	0.9%
Energy Equipment & Services	0.9%
Financial Services	0.9%
Independent Power & Renewable Electricity Producers	0.9%
Insurance	0.8%
Construction Materials	0.8%
Personal Care Products	0.7%
Banks	0.7%
Household Durables	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Trading Companies & Distributors	0.6%
Automobiles	0.5%
Beverages	0.5%
Others*	0.4%
117.6%
Liabilities in excess of other assets	(17.6)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EMRGW_AR

The Prudential Series Fund
PSF Mid-Cap Growth Portfolio
Class II
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class II shares of PSF Mid-Cap Growth Portfolio (the “Portfolio”) for the
period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Mid-Cap Growth Portfolio—Class II	$111	1.04%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
In the year ended December 31, 2024, the S&P 500 Index achieved its second consecutive year of returns exceeding 20.0%, marking the S&P
500 Index’s best back-to-back performance since 1997-1998. While there were short periods where market breadth appeared to broaden, a narrow subset of mega-cap stocks led the way during the reporting period, much like they did in 2023.
■
While large-cap equities led returns across the market spectrum, growth equities as a style continued to outperform value equities, with the
Russell Midcap Growth Index and Russell Midcap Value Index returning 22.10% and 13.07%, respectively, during the year. Within the Russell
Midcap Growth Index, the utilities and technology sectors led returns while the telecommunications and health care sectors lagged.
■
The Portfolio underperformed the Russell Midcap Growth Index during the year. As concentration within the Index became historically high, the
Portfolio’s underexposure to large benchmark names detracted from its relative performance. Seven of the top-10-performing securities in the
Russell Midcap Growth Index were unowned or underweight in the Portfolio for most of the reporting period. Stock selection in the technology and industrials sectors was the top detractor from Portfolio performance, with underweight positions in
Palantir Technologies
,
Inc
. and
Axon
Enterprise
,
Inc.
representing the most significant detraction from Portfolio performance on an individual stock basis.
■
Conversely, stock selection within the financials and telecommunications sectors contributed positively to the Portfolio’s performance relative to the Russell Midcap Growth Index, with overweight positions in
Robinhood Markets
,
Inc.
and
Atlassian Corp.
leading the way.
■
The portfolio managers aimed to strategically position the Portfolio to capitalize on a potential broadening of benchmark leadership with exposure across enduring growth franchises and areas with lower expectations, such as certain segments of consumer, housing, and software.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class II shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or ex pense reimbursement
s, if any, the returns would
have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	13.78%	10.53%	9.85%
S&P 500 Index*	25.02%	14.53%	13.10%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
S&P MidCap 400 Index	13.93%	10.34%	9.68%
*The Portfolio has added this broad-based index in response to new regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 445,292,683
Number of portfolio holdings	115
Total advisory fees paid for the year	$ 2,440,155
Portfolio turnover rate for the year	56%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (17.6% represents investments purchased with collateral from securities on loan)	19.0%
Software	15.4%
Capital Markets	11.6%
Hotels, Restaurants & Leisure	6.9%
Semiconductors & Semiconductor Equipment	5.3%
Biotechnology	5.1%
Specialty Retail	5.0%
IT Services	4.1%
Electrical Equipment	3.7%
Machinery	3.2%
Aerospace & Defense	2.7%
Life Sciences Tools & Services	2.7%
Media	2.3%
Oil, Gas & Consumable Fuels	2.2%
Health Care Equipment & Supplies	2.2%
Construction & Engineering	2.1%
Building Products	2.0%
Ground Transportation	2.0%
Commercial Services & Supplies	1.9%
Electronic Equipment, Instruments & Components	1.2%
Professional Services	1.1%
Health Care Technology	1.1%
Entertainment	1.0%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.0%
Diversified Consumer Services	1.0%
Pharmaceuticals	0.9%
Distributors	0.9%
Health Care Providers & Services	0.9%
Energy Equipment & Services	0.9%
Financial Services	0.9%
Independent Power & Renewable Electricity Producers	0.9%
Insurance	0.8%
Construction Materials	0.8%
Personal Care Products	0.7%
Banks	0.7%
Household Durables	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Trading Companies & Distributors	0.6%
Automobiles	0.5%
Beverages	0.5%
Others*	0.4%
117.6%
Liabilities in excess of other assets	(17.6)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EMRGW_AR CL II

The Prudential Series Fund
PSF Mid-Cap Growth Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class III shares of PSF Mid-Cap Growth Portfolio (the “Portfolio”) for the
period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Mid-Cap Growth Portfolio—Class III	$96	0.90%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
In the year ended December 31, 2024, the S&P 500 Index achieved its second consecutive year of returns exceeding 20.0%, marking the S&P
500 Index’s best back-to-back performance since 1997-1998. While there were short periods where market breadth appeared to broaden, a narrow subset of mega-cap stocks led the way during the reporting period, much like they did in 2023.
■
While large-cap equities led returns across the market spectrum, growth equities as a style continued to outperform value equities, with the
Russell Midcap Growth Index and Russell Midcap Value Index returning 22.10% and 13.07%, respectively, during the year. Within the Russell
Midcap Growth Index, the utilities and technology sectors led returns while the telecommunications and health care sectors lagged.
■
The Portfolio underperformed the Russell Midcap Growth Index during the year. As concentration within the Index became historically high, the
Portfolio’s underexposure to large benchmark names detracted from its relative performance. Seven of the top-10-performing securities in the
Russell Midcap Growth Index were unowned or underweight in the Portfolio for most of the reporting period. Stock selection in the technology and industrials sectors was the top detractor from Portfolio performance, with underweight positions in
Palantir Technologies
,
Inc
. and
Axon
Enterprise
,
Inc.
representing the most significant detraction from Portfolio performance on an individual stock basis.
■
Conversely, stock selection within the financials and telecommunications sectors contributed positively to the Portfolio’s performance relative to the Russell Midcap Growth Index, with overweight positions in
Robinhood Markets
,
Inc.
and
Atlassian Corp.
leading the way.
■
The portfolio managers aimed to strategically position the Portfolio to capitalize on a potential broadening of benchmark leadership with exposure across enduring growth franchises and areas with lower expectations, such as certain segments of consumer, housing, and software.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	13.94%	1.37%
S&P 500 Index*	25.02%	11.45%
Russell Midcap Growth Index	22.10%	5.31%
S&P MidCap 400 Index	13.93%	5.42%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the
Portfolio has less than
10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio has added this broad-based index in response to new regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 445,292,683
Number of portfolio holdings	115
Total advisory fees paid for the year	$ 2,440,155
Portfolio turnover rate for the year	56%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (17.6% represents investments purchased with collateral from securities on loan)	19.0%
Software	15.4%
Capital Markets	11.6%
Hotels, Restaurants & Leisure	6.9%
Semiconductors & Semiconductor Equipment	5.3%
Biotechnology	5.1%
Specialty Retail	5.0%
IT Services	4.1%
Electrical Equipment	3.7%
Machinery	3.2%
Aerospace & Defense	2.7%
Life Sciences Tools & Services	2.7%
Media	2.3%
Oil, Gas & Consumable Fuels	2.2%
Health Care Equipment & Supplies	2.2%
Construction & Engineering	2.1%
Building Products	2.0%
Ground Transportation	2.0%
Commercial Services & Supplies	1.9%
Electronic Equipment, Instruments & Components	1.2%
Professional Services	1.1%
Health Care Technology	1.1%
Entertainment	1.0%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.0%
Diversified Consumer Services	1.0%
Pharmaceuticals	0.9%
Distributors	0.9%
Health Care Providers & Services	0.9%
Energy Equipment & Services	0.9%
Financial Services	0.9%
Independent Power & Renewable Electricity Producers	0.9%
Insurance	0.8%
Construction Materials	0.8%
Personal Care Products	0.7%
Banks	0.7%
Household Durables	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Trading Companies & Distributors	0.6%
Automobiles	0.5%
Beverages	0.5%
Others*	0.4%
117.6%
Liabilities in excess of other assets	(17.6)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF02_AR

The Prudential Series Fund
PSF Natural Resources Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class I shares of PSF Natural Resources Portfolio (the “Portfolio”) for the
period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Natural Resources Portfolio—Class I	$51	0.50%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Natural resources equities had strong results during the reporting period. While oil prices finished lower due to concerns over reduced demand, particularly in China, natural gas prices rose. Gold prices reached all-time highs in October 2024 due to safe-haven demand, while base metals prices were mixed.
■
Stock selection in the electrical components and equipment sector, where holdings benefited from increased demand given the critical ties between artificial intelligence and electrification, and in the paper and forest products sector, where Portfolio holdings benefited from favorable housing sentiment, contributed positively to performance relative to the Custom Blended Index (the Index) during the period. Stock selection in precious metals and minerals sector also contributed positively.
■
Stock selection in the commodity chemicals sector and an underweight allocation to the oil and gas storage and transportation sector detracted the most from performance during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance
.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	4.38%	12.86%	4.03%
S&P 500 Index*	25.02%	14.53%	13.10%
Lipper Global Natural Resources Funds Index	1.68%	10.26%	4.52%
MSCI World Index (GD)	19.19%	11.70%	10.52%
*The Portfolio has added this broad-based index in response to new regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 512,356,856
Number of portfolio holdings	93
Total advisory fees paid for the year	$ 2,454,332
Portfolio turnover rate for the year	27%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Country Classification	% of Net Assets
United States (13.2% represents investments purchased with collateral from securities on loan)	88.6%
Canada	13.5%
France	3.9%
Australia	2.1%
United Kingdom	1.5%
Japan	1.2%
Portugal	1.2%
Germany	0.7%
South Africa	0.4%
Mexico	0.3%
113.4%
Liabilities in excess of other assets	(13.4)%
100.0%
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

NATRE_AR

The Prudential Series Fund
PSF Natural Resources Portfolio
Class II
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class II shares of PSF Natural Resources Portfolio (the “Portfolio”) for
the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Natural Resources Portfolio—Class II	$92	0.90%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Natural resources equities had strong results during the reporting period. While oil prices finished lower due to concerns over reduced demand, particularly in China, natural gas prices rose. Gold prices reached all-time highs in October 2024 due to safe-haven demand, while base metals prices were mixed.
■
Stock selection in the electrical components and equipment sector, where holdings benefited from increased demand given the critical ties between artificial intelligence and electrification, and in the paper and forest products sector, where Portfolio holdings benefited from favorable housing sentiment, contributed positively to performance relative to the Custom Blended Index (the Index) during the period. Stock selection in precious metals and minerals sector also contributed positively.
■
Stock selection in the commodity chemicals sector and an underweight allocation to the oil and gas storage and transportation sector detracted the most from performance during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance
.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class II shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included
, the returns shown
would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	3.95%	12.40%	3.61%
S&P 500 Index*	25.02%	14.53%	13.10%
Lipper Global Natural Resources Funds Index	1.68%	10.26%	4.52%
MSCI World Index (GD)	19.19%	11.70%	10.52%
*The Portfolio has added this broad-based index in response to new regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 512,356,856
Number of portfolio holdings	93
Total advisory fees paid for the year	$ 2,454,332
Portfolio turnover rate for the year	27%

WHAT ARE SOME CHARACTERISTICS OF THE
PORTFOLIO’S HOLDINGS
AS OF 12/31/2024?

Country Classification	% of Net Assets
United States (13.2% represents investments purchased with collateral from securities on loan)	88.6%
Canada	13.5%
France	3.9%
Australia	2.1%
United Kingdom	1.5%
Japan	1.2%
Portugal	1.2%
Germany	0.7%
South Africa	0.4%
Mexico	0.3%
113.4%
Liabilities in excess of other assets	(13.4)%
100.0%
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

NATRE_AR CL II

The Prudential Series Fund
PSF Natural Resources Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class III shares of PSF Natural Resources Portfolio (the “Portfolio”) for
the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Natural Resources Portfolio—Class III	$77	0.75%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Natural resources equities had strong results during the reporting period. While oil prices finished lower due to concerns over reduced demand, particularly in China, natural gas prices rose. Gold prices reached all-time highs in October 2024 due to safe-haven demand, while base metals prices were mixed.
■
Stock selection in the electrical components and equipment sector, where holdings benefited from increased demand given the critical ties between artificial intelligence and electrification, and in the paper and forest products sector, where Portfolio holdings benefited from favorable housing sentiment, contributed positively to performance relative to the Custom Blended Index (the Index) during the period. Stock selection in precious metals and minerals sector also contributed positively.
■
Stock selection in the commodity chemicals sector and an underweight allocation to the oil and gas storage and transportation sector detracted the most from performance during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	4.10%	10.09%
S&P 500 Index*	25.02%	11.45%
Lipper Global Natural Resources Funds Index	1.68%	9.70%
MSCI World Index (GD)	19.19%	8.69%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio has added this broad-based index in response to new regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 512,356,856
Number of portfolio holdings	93
Total advisory fees paid for the year	$ 2,454,332
Portfolio turnover rate for the year	27%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Country Classification	% of Net Assets
United States (13.2% represents investments purchased with collateral from securities on loan)	88.6%
Canada	13.5%
France	3.9%
Australia	2.1%
United Kingdom	1.5%
Japan	1.2%
Portugal	1.2%
Germany	0.7%
South Africa	0.4%
Mexico	0.3%
113.4%
Liabilities in excess of other assets	(13.4)%
100.0%
WERE THERE ANY SIGNIFICANT CHANGES TO THE
PORTFOLIO THIS YEAR
?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF03_AR

The Prudential Series Fund
PSF PGIM 50/50 Balanced Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class I shares of PSF PGIM 50/50 Balanced Portfolio (the “Portfolio”) for
the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class I	$62	0.58%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US stocks had a volatile end to 2024 but ultimately saw positive performance and finished the reporting period with strong gains. While the
Bloomberg US Aggregate Bond Index experienced late-term volatility, it still closed the year ended December 31, 2024 with positive total returns.
■
The Portfolio’s overweight allocation to equities positively contributed to the Portfolio’s performance relative to its Custom Blended Index during the reporting period. The Portfolio increased its equity exposure in the first quarter of 2024 and retained the overweight allocation over the year, while also reducing its exposure to fixed income. The underweight allocation to fixed income was a steady contributor to performance, notwithstanding a temporary pullback in equities during the summer.
■
The Portfolio’s off-benchmark position in international equities was generally flat for most of the reporting period before turning negative in the final months of 2024. Non-US stocks underperformed US equities in the run-up to, and following, the US presidential election.
■
The Portfolio held a very modest position in S&P 500 Index futures, which provided flexibility to manage the equity exposure and had a slightly positive impact on performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	13.03%	7.06%	7.00%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index*	13.12%	7.52%	7.41%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (50%), Bloomberg US Aggregate Bond Index (40%), and FTSE 3-Month US Treasury Bill
Index (10%).
WHAT ARE SOME KEY
PORTFOLIO
STATISTICS
AS OF 12/31/2024?

Portfolio’s net assets	$ 2,682,563,019
Number of portfolio holdings	1,769
Total advisory fees paid for the year	$ 14,478,367
Portfolio turnover rate for the year	60%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.4% represents investments purchased with collateral from securities on loan)	12.4%
U.S. Government Agency Obligations	11.4%
Semiconductors & Semiconductor Equipment	5.7%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	5.5%
Banks	5.3%
Software	5.2%
Technology Hardware, Storage & Peripherals	3.9%
Interactive Media & Services	3.3%
Automobiles	3.1%
Financial Services	2.2%
Broadline Retail	2.1%
Pharmaceuticals	1.8%
Capital Markets	1.6%
U.S. Treasury Obligations	1.5%
Oil, Gas & Consumable Fuels	1.5%
Insurance	1.3%
Aerospace & Defense	1.1%
Health Care Equipment & Supplies	1.1%
Electric	1.1%
Health Care Providers & Services	1.0%
Consumer Staples Distribution & Retail	1.0%
Hotels, Restaurants & Leisure	1.0%
Specialty Retail	0.9%
Industry Classification	% of Net Assets
Residential Mortgage-Backed Securities	0.9%
Pipelines	0.9%
Machinery	0.8%
Biotechnology	0.8%
Chemicals	0.8%
Entertainment	0.8%
Electric Utilities	0.7%
Telecommunications	0.7%
Beverages	0.6%
Media	0.6%
IT Services	0.6%
Household Products	0.6%
Real Estate Investment Trusts (REITs)	0.5%
Life Sciences Tools & Services	0.5%
Oil & Gas	0.5%
Communications Equipment	0.5%
Others*	11.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
102.7%
Liabilities in excess of other assets	(2.7)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

CONSV_AR

The Prudential Series Fund
PSF PGIM 50/50 Balanced Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class III shares of PSF PGIM 50/50 Balanced Portfolio (the “Portfolio”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class III	$88	0.83%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US stocks had a volatile end to 2024 but ultimately saw positive performance and finished the reporting period with strong gains. While the
Bloomberg US Aggregate Bond Index experienced late-term volatility, it still closed the year ended December 31, 2024 with positive total returns.
■
The Portfolio’s overweight allocation to equities positively contributed to the Portfolio’s performance relative to its Custom Blended Index during the reporting period. The Portfolio increased its equity exposure in the first quarter of 2024 and retained the overweight allocation over the year, while also reducing its exposure to fixed income. The underweight allocation to fixed income was a steady contributor to performance, notwithstanding a temporary pullback in equities during the summer.
■
The Portfolio’s off-benchmark position in international equities was generally flat for most of the reporting period before turning negative in the final months of 2024. Non-US stocks underperformed US equities in the run-up to, and following, the US presidential election.
■
The Portfolio held a very modest position in S&P 500 Index futures, which provided flexibility to manage the equity exposure and had a slightly positive impact on performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	12.73%	4.85%
S&P 500 Index	25.02%	11.45%
Custom Blended Index*	13.12%	5.45%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (50%), Bloomberg US Aggregate Bond Index (40%), and FTSE 3-Month US Treasury Bill
Index (10%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 2,682,563,019
Number of portfolio holdings	1,769
Total advisory fees paid for the year	$ 14,478,367
Portfolio turnover rate for the year	60%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.4% represents investments purchased with collateral from securities on loan)	12.4%
U.S. Government Agency Obligations	11.4%
Semiconductors & Semiconductor Equipment	5.7%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	5.5%
Banks	5.3%
Software	5.2%
Technology Hardware, Storage & Peripherals	3.9%
Interactive Media & Services	3.3%
Automobiles	3.1%
Financial Services	2.2%
Broadline Retail	2.1%
Pharmaceuticals	1.8%
Capital Markets	1.6%
U.S. Treasury Obligations	1.5%
Oil, Gas & Consumable Fuels	1.5%
Insurance	1.3%
Aerospace & Defense	1.1%
Health Care Equipment & Supplies	1.1%
Electric	1.1%
Health Care Providers & Services	1.0%
Consumer Staples Distribution & Retail	1.0%
Hotels, Restaurants & Leisure	1.0%
Specialty Retail	0.9%
Industry Classification	% of Net Assets
Residential Mortgage-Backed Securities	0.9%
Pipelines	0.9%
Machinery	0.8%
Biotechnology	0.8%
Chemicals	0.8%
Entertainment	0.8%
Electric Utilities	0.7%
Telecommunications	0.7%
Beverages	0.6%
Media	0.6%
IT Services	0.6%
Household Products	0.6%
Real Estate Investment Trusts (REITs)	0.5%
Life Sciences Tools & Services	0.5%
Oil & Gas	0.5%
Communications Equipment	0.5%
Others*	11.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
102.7%
Liabilities in excess of other assets	(2.7)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF04_AR

The Prudential Series Fund
PSF PGIM Flexible Managed Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class I shares of PSF PGIM Flexible Managed Portfolio (the “Portfolio”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class I	$67	0.62%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US stocks had a volatile end to 2024 but ultimately finished the reporting period with strong gains. While the Bloomberg US Aggregate Bond
Index experienced late-term volatility, it still closed the year ended December 31, 2024 with positive total returns.
■
The Portfolio’s overweight allocation to equities positively contributed to the Portfolio’s performance relative to its Custom Blended Index during the reporting period. The Portfolio increased its equity exposure in the first quarter of 2024 and retained the overweight allocation over the year, while also reducing its exposure to fixed income. The underweight allocation in fixed income was a steady contributor to performance, notwithstanding a temporary pullback in equities during the summer.
■
An off-benchmark position in international equities was generally flat for most of the reporting period before turning negative in the final months of 2024. Non-US stocks underperformed US equities in the run-up to, and following, the US presidential election.
■
The Portfolio held a very modest position in S&P 500 Index futures, which provided flexibility to manage the equity exposure and had a slightly positive impact on performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	15.52%	8.37%	8.02%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index*	15.29%	8.84%	8.55%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (60%), Bloomberg US Aggregate Bond Index (35%), and FTSE 3-Month US Treasury Bill
Index (5%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 5,004,303,487
Number of portfolio holdings	1,740
Total advisory fees paid for the year	$ 29,181,634
Portfolio turnover rate for the year	114%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	9.7%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	7.4%
Semiconductors & Semiconductor Equipment	7.0%
Software	6.3%
Banks	5.5%
Commercial Mortgage-Backed Securities	5.4%
Technology Hardware, Storage & Peripherals	4.9%
Collateralized Loan Obligations	4.8%
Interactive Media & Services	4.1%
Automobiles	3.3%
Broadline Retail	2.6%
Financial Services	2.5%
Pharmaceuticals	2.4%
Capital Markets	2.1%
Oil, Gas & Consumable Fuels	1.8%
Health Care Equipment & Supplies	1.4%
Aerospace & Defense	1.4%
Insurance	1.3%
Consumer Staples Distribution & Retail	1.2%
Health Care Providers & Services	1.1%
Hotels, Restaurants & Leisure	1.1%
Electric	1.0%
Specialty Retail	1.0%
Entertainment	1.0%
Electric Utilities	0.9%
Industry Classification	% of Net Assets
Biotechnology	0.9%
Machinery	0.9%
U.S. Treasury Obligations	0.8%
Pipelines	0.8%
Chemicals	0.8%
Life Sciences Tools & Services	0.8%
Residential Mortgage-Backed Securities	0.7%
Communications Equipment	0.7%
Beverages	0.7%
Household Products	0.6%
Healthcare-Services	0.6%
IT Services	0.6%
Telecommunications	0.6%
Specialized REITs	0.5%
Food Products	0.5%
Electrical Equipment	0.5%
Ground Transportation	0.5%
Real Estate Investment Trusts (REITs)	0.5%
Others*	9.9%
Options Purchased	0.0%**
Options Written	(0.0)%**
103.1%
Liabilities in excess of other assets	(3.1)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager has agreed to contractually limit expenses to 0.61% through June 30, 2024 and; effective July 1, 2024, contractually limit expenses to 0.62% through June 30, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

FLXMG_AR

The Prudential Series Fund
PSF PGIM Flexible Managed Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class III shares of PSF PGIM Flexible Managed Portfolio (the “Portfolio”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class III	$94	0.87%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US stocks had a volatile end to 2024 but ultimately finished the reporting period with strong gains. While the Bloomberg US Aggregate Bond
Index experienced late-term volatility, it still closed the year ended December 31, 2024 with positive total returns.
■
The Portfolio’s overweight allocation to equities positively contributed to the Portfolio’s performance relative to its Custom Blended Index during the reporting period. The Portfolio increased its equity exposure in the first quarter of 2024 and retained the overweight allocation over the year, while also reducing its exposure to fixed income. The underweight allocation in fixed income was a steady contributor to performance, notwithstanding a temporary pullback in equities during the summer.
■
An off-benchmark position in international equities was generally flat for most of the reporting period before turning negative in the final months of 2024. Non-US stocks underperformed US equities in the run-up to, and following, the US presidential election.
■
The Portfolio held a very modest position in S&P 500 Index futures, which provided flexibility to manage the equity exposure and had a slightly positive impact on performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	15.23%	6.20%
S&P 500 Index	25.02%	11.45%
Custom Blended Index*	15.29%	6.49%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (60%), Bloomberg US Aggregate Bond Index (35%), and FTSE 3-Month US Treasury Bill
Index (5%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS
AS
OF 12/31/2024?

Portfolio’s net assets	$ 5,004,303,487
Number of portfolio holdings	1,740
Total advisory fees paid for the year	$ 29,181,634
Portfolio turnover rate for the year	114%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	9.7%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	7.4%
Semiconductors & Semiconductor Equipment	7.0%
Software	6.3%
Banks	5.5%
Commercial Mortgage-Backed Securities	5.4%
Technology Hardware, Storage & Peripherals	4.9%
Collateralized Loan Obligations	4.8%
Interactive Media & Services	4.1%
Automobiles	3.3%
Broadline Retail	2.6%
Financial Services	2.5%
Pharmaceuticals	2.4%
Capital Markets	2.1%
Oil, Gas & Consumable Fuels	1.8%
Health Care Equipment & Supplies	1.4%
Aerospace & Defense	1.4%
Insurance	1.3%
Consumer Staples Distribution & Retail	1.2%
Health Care Providers & Services	1.1%
Hotels, Restaurants & Leisure	1.1%
Electric	1.0%
Specialty Retail	1.0%
Entertainment	1.0%
Electric Utilities	0.9%
Industry Classification	% of Net Assets
Biotechnology	0.9%
Machinery	0.9%
U.S. Treasury Obligations	0.8%
Pipelines	0.8%
Chemicals	0.8%
Life Sciences Tools & Services	0.8%
Residential Mortgage-Backed Securities	0.7%
Communications Equipment	0.7%
Beverages	0.7%
Household Products	0.6%
Healthcare-Services	0.6%
IT Services	0.6%
Telecommunications	0.6%
Specialized REITs	0.5%
Food Products	0.5%
Electrical Equipment	0.5%
Ground Transportation	0.5%
Real Estate Investment Trusts (REITs)	0.5%
Others*	9.9%
Options Purchased	0.0%**
Options Written	(0.0)%**
103.1%
Liabilities in excess of other assets	(3.1)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager has agreed to contractually limit expenses to 0.61% through June 30, 2024 and; effective July 1, 2024, contractually limit expenses to 0.62% through June 30, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF05_AR

The Prudential Series Fund
PSF PGIM Government Income Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class I shares of PSF PGIM Government Income Portfolio (the
“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Income Portfolio—Class I	$55	0.55%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis points (bps) (one basis point equals 0.01%) rate cut followed by two separate 25-bps cuts. These rate cuts came after a re-steepening of the
US Treasury curve and greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
Security selection and sector allocation were the main drivers of the Portfolio’s outperformance versus the Bloomberg US Government Bond
Index during the reporting period. Overweight allocations to, and security selection in, the collateralized loan obligations AAA rated and non-agency AAA rated sectors, along with security selection in US Treasuries, were the largest contributors.
■
Duration (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve positioning (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds) detracted from the Portfolio’s performance during the reporting period. An overweight allocation to mortgage-backed securities also detracted from performance.
■
During the reporting period, the Portfolio used interest rate swaps to help manage duration and yield curve exposure, which had a negligible impact on performance. The Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchases and sales of bonds. The use of futures detracted from performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	1.02%	-0.95%	0.80%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg US Government Bond Index	0.62%	-0.63%	0.85%
*The Portfolio has added this broad-based index in response to new regulatory requirements
.
WHAT ARE SOME KEY PORTFOLIO STATISTICS
AS
OF 12/31/2024?

Portfolio’s net assets	$ 151,514,599
Number of portfolio holdings	338
Total advisory fees paid for the year	$ 621,933
Portfolio turnover rate for the year	86%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	12.8
AA	83.5
Cash/Cash Equivalents	3.7
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF PGIM Government Income Portfolio (the “Target Portfolio”) into the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”),
each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the
Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 28, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

GVINC_AR

The Prudential Series Fund
PSF PGIM Government Income Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class III shares of PSF PGIM Government Income Portfolio (the
“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Income Portfolio—Class III	$80	0.80%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis points (bps) (one basis point equals 0.01%) rate cut followed by two separate 25-bps cuts. These rate cuts came after a re-steepening of the
US Treasury curve and greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
Security selection and sector allocation were the main drivers of the Portfolio’s outperformance versus the Bloomberg US Government Bond
Index during the reporting period. Overweight allocations to, and security selection in, the collateralized loan obligations AAA rated and non-agency AAA rated sectors, along with security selection in US Treasuries, were the largest contributors.
■
Duration (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve positioning (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different
maturities
for the same type of bonds) detracted from the Portfolio’s performance during the reporting period. An overweight allocation to mortgage-backed securities also detracted from performance.
■
During the reporting period, the Portfolio used interest rate swaps to help manage duration and yield curve exposure, which had a negligible impact on performance. The Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchases and sales of bonds. The use of futures detracted from performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	0.71%	-2.74%
Bloomberg US Aggregate Bond Index*	1.25%	-1.68%
Bloomberg US Government Bond Index	0.62%	-1.98%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio has added this broad-based index in response to new regulatory requirements
.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 151,514,599
Number of portfolio holdings	338
Total advisory fees paid for the year	$ 621,933
Portfolio turnover rate for the year	86%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	12.8
AA	83.5
Cash/Cash Equivalents	3.7
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF PGIM Government Income Portfolio (the “Target Portfolio”) into the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”),
each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the
Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 28, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF06_AR

The Prudential Series Fund
PSF PGIM Government Money
Market Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class I shares of PSF PGIM Government Money Market Portfolio (the
“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio— Class I	$34	0.33%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 1,375,708,739
Number of portfolio holdings	87
Total advisory fees paid for the year	$ 3,870,509
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Sector Classification	% of Net Assets
Repurchase Agreements	46.4%
U.S. Government Agency Obligations	29.4%
U.S. Treasury Obligations	24.6%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

MMRKT_AR

The Prudential Series Fund
PSF PGIM Government Money
Market Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class III shares of PSF PGIM Government Money Market Portfolio (the
“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio— Class III	$59	0.58%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 1,375,708,739
Number of portfolio holdings	87
Total advisory fees paid for the year	$ 3,870,509
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Sector Classification	% of Net Assets
Repurchase Agreements	46.4%
U.S. Government Agency Obligations	29.4%
U.S. Treasury Obligations	24.6%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

MRKT3_AR

The Prudential Series Fund
PSF PGIM High Yield Bond Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class I shares of PSF PGIM High Yield Bond Portfolio (the “Portfolio”) for
the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class I	$59	0.57%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply compared with inflows of approximately $16 billion into high yield bond mutual funds and exchange-traded funds. Lower-quality bonds generally outperformed higher-quality bonds, with CCC-rated bonds outperforming both BB-rated and B-rated bonds.
■
During the reporting period, security selection in the electric utilities, healthcare and pharmaceuticals, and cable and satellite sectors contributed to returns relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index. An overweight allocation to, and security selection in, the emerging markets high yield bond sector also contributed positively to the Portfolio’s performance.
■
An underweight allocation to the US high yield bond market detracted from performance, as did security selection in the media and entertainment, chemicals, and midstream energy sectors.
■
During the reporting period, the Portfolio used US Treasury futures and total return swaps to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The impact of futures and swaps detracted from performance. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index (CDX) and credit default swaps to manage the overall risk profile of the Portfolio, which had a positive impact on performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	8.61%	4.50%	5.75%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.22%	4.12%	5.10%
*The Portfolio has added this broad-based index in response to new regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 715,687,264
Number of portfolio holdings	728
Total advisory fees paid for the year	$ 2,798,798
Portfolio turnover rate for the year	37%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	0.4
AA	5.3
A	0.2
BBB	2.6
BB	33.3
B	35.8
CCC and Below	17.2
NR	3.2
Cash/Cash Equivalents	2.0
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

HYLDB_AR

The Prudential Series Fund
PSF PGIM High Yield Bond Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class III shares of PSF PGIM High Yield Bond Portfolio (the “Portfolio”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class III	$85	0.82%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply compared with inflows of approximately $16 billion into high yield bond mutual funds and exchange-traded funds. Lower-quality bonds generally outperformed higher-quality bonds, with CCC-rated bonds outperforming both BB-rated and B-rated bonds.
■
During the reporting period, security selection in the electric utilities, healthcare and pharmaceuticals, and cable and satellite sectors contributed to returns relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index. An overweight allocation to, and security selection in, the emerging markets high yield bond sector also contributed positively to the Portfolio’s performance.
■
An underweight allocation to the US high yield bond market detracted from performance, as did security selection in the media and entertainment, chemicals, and midstream energy sectors.
■
During the reporting period, the Portfolio used US Treasury futures and total return swaps to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The impact of futures and swaps detracted from performance. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index (CDX) and credit default swaps to manage the overall risk profile of the Portfolio, which had a positive impact on performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	8.21%	2.89%
Bloomberg US Aggregate Bond Index*	1.25%	-1.68%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.22%	3.28%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio has added this broad-based index in response to new regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 715,687,264
Number of portfolio holdings	728
Total advisory fees paid for the year	$ 2,798,798
Portfolio turnover rate for the year	37%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	0.4
AA	5.3
A	0.2
BBB	2.6
BB	33.3
B	35.8
CCC and Below	17.2
NR	3.2
Cash/Cash Equivalents	2.0
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF07_AR

The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”) for
the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class I	$52	0.46%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity market prices increased over the reporting period, ending the year at near-record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve lowered the federal funds rate at each of its last three meetings in
2024, reducing the effective level of the funds rate from 5.3% to 4.3%. Equities—especially in cyclical and interest-rate-sensitive sectors of the market—responded favorably to the moves, along with the perceived pro-business stance of the incoming administration and steady growth in economic conditions during the reporting period. The year ended December 31, 2024 saw a repeat of the major equity market themes that have persisted since the end of the global financial crisis (2007-2009) with growth outperforming value, large caps outperforming small caps, and US securities outperforming non-US securities.
■
The Portfolio outperformed its benchmark, the Russell 1000 Value Index, over the reporting period. Security selection within the communication services (primarily entertainment holdings), utilities (driven by independent power and renewable electricity producers), and energy (led by oil, gas, and consumable fuels sectors), along with an underweight to health care, all contributed to the Portfolio’s outperformance of its benchmark. On an absolute performance basis, positions within information technology (especially semiconductors and semiconductor equipment and hardware, storage, and peripherals) were the primary drivers of performance.
■
Conversely, the Portfolio’s security selection in consumer discretionary (led by broadline retail), financials (especially banks), and industrials
(primarily electrical equipment) detracted the most from relative results during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	26.32%	14.25%	12.30%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Index	24.51%	14.28%	12.87%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 6,732,333,718
Number of portfolio holdings	98
Total advisory fees paid for the year	$ 28,609,163
Portfolio turnover rate for the year	102%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	9.5%
Software	8.9%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	7.2%
Banks	6.9%
Insurance	6.5%
Broadline Retail	4.2%
Affiliated Mutual Fund - Short-Term Investment (3.4% represents investments purchased with collateral from securities on loan)	3.9%
Machinery	3.2%
Oil, Gas & Consumable Fuels	2.9%
Entertainment	2.7%
Health Care Equipment & Supplies	2.7%
Aerospace & Defense	2.6%
Pharmaceuticals	2.6%
Consumer Staples Distribution & Retail	2.5%
Ground Transportation	2.4%
Capital Markets	2.1%
Multi-Utilities	1.6%
Automobiles	1.6%
Specialty Retail	1.5%
Communications Equipment	1.5%
Personal Care Products	1.5%
Hotels, Restaurants & Leisure	1.3%
Industry Classification	% of Net Assets
Financial Services	1.2%
Diversified Telecommunication Services	1.2%
Household Durables	1.2%
IT Services	1.1%
Health Care Providers & Services	0.9%
Biotechnology	0.8%
Electric Utilities	0.8%
Construction & Engineering	0.8%
Electrical Equipment	0.8%
Household Products	0.7%
Industrial Conglomerates	0.6%
Industrial REITs	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Commercial Services & Supplies	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Real Estate Management & Development	0.6%
Containers & Packaging	0.5%
Food Products	0.5%
Others*	1.9%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQUIT_AR

The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio
Class II
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”) for
the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class II	$97	0.86%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity market prices increased over the reporting period, ending the year at near-record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve lowered the federal funds rate at each of its last three meetings in
2024, reducing the effective level of the funds rate from 5.3% to 4.3%. Equities—especially in cyclical and interest-rate-sensitive sectors of the market—responded favorably to the moves, along with the perceived pro-business stance of the incoming administration and steady growth in economic conditions during the reporting period. The year ended December 31, 2024 saw a repeat of the major equity market themes that have persisted since the end of the global financial crisis (2007-2009) with growth outperforming value, large caps outperforming small caps, and US securities outperforming non-US securities.
■
The Portfolio outperformed its benchmark, the Russell 1000 Value Index, over the reporting period. Security selection within the communication services (primarily entertainment holdings), utilities (driven by independent power and renewable electricity producers), and energy (led by oil, gas, and consumable fuels sectors), along with an underweight to health care, all contributed to the Portfolio’s outperformance of its benchmark. On an absolute performance basis, positions within information technology (especially semiconductors and semiconductor equipment and hardware, storage, and peripherals) were the primary drivers of performance.
■
Conversely, the Portfolio’s security selection in consumer discretionary (led by broadline retail), financials (especially banks), and industrials
(primarily electrical equipment) detracted the most from relative results during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class II shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	25.80%	13.79%	11.85%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Index	24.51%	14.28%	12.87%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 6,732,333,718
Number of portfolio holdings	98
Total advisory fees paid for the year	$ 28,609,163
Portfolio turnover rate for the year	102%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	9.5%
Software	8.9%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	7.2%
Banks	6.9%
Insurance	6.5%
Broadline Retail	4.2%
Affiliated Mutual Fund - Short-Term Investment (3.4% represents investments purchased with collateral from securities on loan)	3.9%
Machinery	3.2%
Oil, Gas & Consumable Fuels	2.9%
Entertainment	2.7%
Health Care Equipment & Supplies	2.7%
Aerospace & Defense	2.6%
Pharmaceuticals	2.6%
Consumer Staples Distribution & Retail	2.5%
Ground Transportation	2.4%
Capital Markets	2.1%
Multi-Utilities	1.6%
Automobiles	1.6%
Specialty Retail	1.5%
Communications Equipment	1.5%
Personal Care Products	1.5%
Hotels, Restaurants & Leisure	1.3%
Industry Classification	% of Net Assets
Financial Services	1.2%
Diversified Telecommunication Services	1.2%
Household Durables	1.2%
IT Services	1.1%
Health Care Providers & Services	0.9%
Biotechnology	0.8%
Electric Utilities	0.8%
Construction & Engineering	0.8%
Electrical Equipment	0.8%
Household Products	0.7%
Industrial Conglomerates	0.6%
Industrial REITs	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Commercial Services & Supplies	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Real Estate Management & Development	0.6%
Containers & Packaging	0.5%
Food Products	0.5%
Others*	1.9%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778
.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQUIT_AR CL II

The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class III	$80	0.71%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity market prices increased over the reporting period, ending the year at near-record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve lowered the federal funds rate at each of its last three meetings in
2024, reducing the effective level of the funds rate from 5.3% to 4.3%. Equities—especially in cyclical and interest-rate-sensitive sectors of the market—responded favorably to the moves, along with the perceived pro-business stance of the incoming administration and steady growth in economic conditions during the reporting period. The year ended December 31, 2024 saw a repeat of the major equity market themes that have persisted since the end of the global financial crisis (2007-2009) with growth outperforming value, large caps outperforming small caps, and US securities outperforming non-US securities.
■
The Portfolio outperformed its benchmark, the Russell 1000 Value Index, over the reporting period. Security selection within the communication services (primarily entertainment holdings), utilities (driven by independent power and renewable electricity producers), and energy (led by oil, gas, and consumable fuels sectors), along with an underweight to health care, all contributed to the Portfolio’s outperformance of its benchmark. On an absolute performance basis, positions within information technology (especially semiconductors and semiconductor equipment and hardware, storage, and peripherals) were the primary drivers of performance.
■
Conversely, the Portfolio’s security selection in consumer discretionary (led by broadline retail), financials (especially banks), and industrials
(primarily electrical equipment) detracted the most from relative results during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	26.00%	9.32%
S&P 500 Index	25.02%	11.45%
Russell 1000 Index	24.51%	10.53%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 6,732,333,718
Number of portfolio holdings	98
Total advisory fees paid for the year	$ 28,609,163
Portfolio turnover rate for the year	102%

WHAT
ARE
SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	9.5%
Software	8.9%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	7.2%
Banks	6.9%
Insurance	6.5%
Broadline Retail	4.2%
Affiliated Mutual Fund - Short-Term Investment (3.4% represents investments purchased with collateral from securities on loan)	3.9%
Machinery	3.2%
Oil, Gas & Consumable Fuels	2.9%
Entertainment	2.7%
Health Care Equipment & Supplies	2.7%
Aerospace & Defense	2.6%
Pharmaceuticals	2.6%
Consumer Staples Distribution & Retail	2.5%
Ground Transportation	2.4%
Capital Markets	2.1%
Multi-Utilities	1.6%
Automobiles	1.6%
Specialty Retail	1.5%
Communications Equipment	1.5%
Personal Care Products	1.5%
Hotels, Restaurants & Leisure	1.3%
Industry Classification	% of Net Assets
Financial Services	1.2%
Diversified Telecommunication Services	1.2%
Household Durables	1.2%
IT Services	1.1%
Health Care Providers & Services	0.9%
Biotechnology	0.8%
Electric Utilities	0.8%
Construction & Engineering	0.8%
Electrical Equipment	0.8%
Household Products	0.7%
Industrial Conglomerates	0.6%
Industrial REITs	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Commercial Services & Supplies	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Real Estate Management & Development	0.6%
Containers & Packaging	0.5%
Food Products	0.5%
Others*	1.9%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”)  approved the reorganization (the “Reorganization”)
of PSF Natural Resources Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF08_AR

The Prudential Series Fund
PSF PGIM Jennison Growth Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class I	$72	0.62%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Positive investor reactions to a slowing pace of inflation and sustained economic growth led to increased capital asset prices over the reporting period, with equities ending the year at near-record levels. The US Federal Reserve lowered the federal funds interest rate at each of its last three meetings, bringing the effective level down from 5.3% at the start of the year to 4.3% as of December 31, 2024. Equities responded favorably to the moves, especially in interest-rate-sensitive sectors. The strength of corporate profits overall has been an important contributor to performance amidst the sustained growth of the US economy. Employment has remained at healthy levels throughout the period, although there have been signs of weakening in the past six months. While the rate of inflation declined during the reporting period, this trend has flattened out in recent months.
■
The Portfolio’s positions within the information technology sector (especially semiconductors and semiconductor equipment) added the most to the Portfolio’s strong absolute performance during the reporting period. Relative to the Russell 1000 Growth Index (the Index), security selection within the health care (led by health care equipment and supplies), communication services (especially entertainment), and consumer staples (distribution and retail and personal care products) sectors was the largest contributor to the Portfolio’s performance.
■
While the Portfolio had strong absolute performance for 2024, relative results fell short of the Index for the period. Compared to the Index, the
Portfolio’s stock selection within the consumer discretionary (led by broadline retail and textiles, apparel, and luxury goods) and industrials
(driven by aerospace and defense) sectors detracted from relative performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	30.88%	17.83%	16.33%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 3,807,609,157
Number of portfolio holdings	55
Total advisory fees paid for the year	$ 21,155,494
Portfolio turnover rate for the year	31%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.2%
Software	15.6%
Broadline Retail	9.4%
Interactive Media & Services	9.4%
Entertainment	6.4%
Technology Hardware, Storage & Peripherals	5.9%
Pharmaceuticals	4.5%
Financial Services	4.4%
Consumer Staples Distribution & Retail	3.8%
Automobiles	3.2%
Specialty Retail	2.9%
Hotels, Restaurants & Leisure	2.9%
Aerospace & Defense	2.5%
Health Care Equipment & Supplies	2.1%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	2.0%
Industry Classification	% of Net Assets
Electrical Equipment	1.7%
Capital Markets	1.4%
Biotechnology	1.4%
Ground Transportation	1.2%
Media	1.1%
Insurance	1.1%
Textiles, Apparel & Luxury Goods	0.8%
IT Services	0.8%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

JENNI_AR

The Prudential Series Fund
PSF PGIM Jennison Growth Portfolio
Class II
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class II	$117	1.02%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Positive investor reactions to a slowing pace of inflation and sustained economic growth led to increased capital asset prices over the reporting period, with equities ending the year at near-record levels. The US Federal Reserve lowered the federal funds interest rate at each of its last three meetings, bringing the effective level down from 5.3% at the start of the year to 4.3% as of December 31, 2024. Equities responded favorably to the moves, especially in interest-rate-sensitive sectors. The strength of corporate profits overall has been an important contributor to performance amidst the sustained growth of the US economy. Employment has remained at healthy levels throughout the period, although there have been signs of weakening in the past six months. While the rate of inflation declined during the reporting period, this trend has flattened out in recent months.
■
The Portfolio’s positions within the information technology sector (especially semiconductors and semiconductor equipment) added the most to the Portfolio’s strong absolute performance during the reporting period. Relative to the Russell 1000 Growth Index (the Index), security selection within the health care (led by health care equipment and supplies), communication services (especially entertainment), and consumer staples (distribution and retail and personal care products) sectors was the largest contributor to the Portfolio’s performance.
■
While the Portfolio had strong absolute performance for 2024, relative results fell short of the Index for the period. Compared to the Index, the
Portfolio’s stock selection within the consumer discretionary (led by broadline retail and textiles, apparel, and luxury goods) and industrials
(driven by aerospace and defense) sectors detracted from relative performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class II shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	30.35%	17.36%	15.87%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%
WHAT ARE
SOME
KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 3,807,609,157
Number of portfolio holdings	55
Total advisory fees paid for the year	$ 21,155,494
Portfolio turnover rate for the year	31%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.2%
Software	15.6%
Broadline Retail	9.4%
Interactive Media & Services	9.4%
Entertainment	6.4%
Technology Hardware, Storage & Peripherals	5.9%
Pharmaceuticals	4.5%
Financial Services	4.4%
Consumer Staples Distribution & Retail	3.8%
Automobiles	3.2%
Specialty Retail	2.9%
Hotels, Restaurants & Leisure	2.9%
Aerospace & Defense	2.5%
Health Care Equipment & Supplies	2.1%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	2.0%
Industry Classification	% of Net Assets
Electrical Equipment	1.7%
Capital Markets	1.4%
Biotechnology	1.4%
Ground Transportation	1.2%
Media	1.1%
Insurance	1.1%
Textiles, Apparel & Luxury Goods	0.8%
IT Services	0.8%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

JENNI_AR CL II

The Prudential Series Fund
PSF PGIM Jennison Growth Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class III	$100	0.87%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Positive investor reactions to a slowing pace of inflation and sustained economic growth led to increased capital asset prices over the reporting period, with equities ending the year at near-record levels. The US Federal Reserve lowered the federal funds interest rate at each of its last three meetings, bringing the effective level down from 5.3% at the start of the year to 4.3% as of December 31, 2024. Equities responded favorably to the moves, especially in interest-rate-sensitive sectors. The strength of corporate profits overall has been an important contributor to performance amidst the sustained growth of the US economy. Employment has remained at healthy levels throughout the period, although there have been signs of weakening in the past six months. While the rate of inflation declined during the reporting period, this trend has flattened out in recent months.
■
The Portfolio’s positions within the information technology sector (especially semiconductors and semiconductor equipment) added the most to the Portfolio’s strong absolute performance during the reporting period. Relative to the Russell 1000 Growth Index (the Index), security selection within the health care (led by health care equipment and supplies), communication services (especially entertainment), and consumer staples (distribution and retail and personal care products) sectors was the largest contributor to the Portfolio’s performance.
■
While the Portfolio had strong absolute performance for 2024, relative results fell short of the Index for the period. Compared to the Index, the
Portfolio’s stock selection within the consumer discretionary (led by broadline retail and textiles, apparel, and luxury goods) and industrials
(driven by aerospace and defense) sectors detracted from relative performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	30.54%	9.16%
S&P 500 Index	25.02%	11.45%
Russell 1000 Growth Index	33.36%	13.59%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 3,807,609,157
Number of portfolio holdings	55
Total advisory fees paid for the year	$ 21,155,494
Portfolio turnover rate for the year	31%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.2%
Software	15.6%
Broadline Retail	9.4%
Interactive Media & Services	9.4%
Entertainment	6.4%
Technology Hardware, Storage & Peripherals	5.9%
Pharmaceuticals	4.5%
Financial Services	4.4%
Consumer Staples Distribution & Retail	3.8%
Automobiles	3.2%
Specialty Retail	2.9%
Hotels, Restaurants & Leisure	2.9%
Aerospace & Defense	2.5%
Health Care Equipment & Supplies	2.1%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	2.0%
Industry Classification	% of Net Assets
Electrical Equipment	1.7%
Capital Markets	1.4%
Biotechnology	1.4%
Ground Transportation	1.2%
Media	1.1%
Insurance	1.1%
Textiles, Apparel & Luxury Goods	0.8%
IT Services	0.8%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into the PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”), each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target
Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF10_AR

The Prudential Series Fund
PSF PGIM Jennison Value Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”) for
the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class I	$46	0.42%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity market prices increased over the reporting period, ending the year at near-record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve lowered the federal funds rate at each of its last three meetings in
2024, reducing the effective level of the funds rate from 5.3% to 4.3%. Equities—especially in cyclical and interest-rate-sensitive sectors of the market—responded favorably to the moves, along with the perceived pro-business stance of the incoming administration and steady growth in economic conditions during the reporting period. The year ended December 31, 2024 saw a repeat of the major equity market themes that have persisted since the end of the global financial crisis (2007-2009), with growth outperforming value, large cap outperforming small cap, and
US securities outperforming non-US securities.
■
The Portfolio significantly outperformed its benchmark, the Russell 1000 Value Index (the Index), over the reporting period. Security selection within information technology (especially semiconductors and semiconductor equipment and hardware, storage, and peripherals), health care
(led by pharmaceuticals), communication services (primarily positions in interactive media and services), energy (oil and gas), and financials
(banks) were the main contributors to the Portfolio’s solid absolute performance and its relative outperformance of the Index during the reporting period.
■
Conversely, the Portfolio’s security selection within real estate (primarily health care-related real estate investment trusts) and consumer discretionary (led by hotels, restaurants and leisure, and automobile components), along with an overweight to energy relative to its benchmark, detracted the most from relative results during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	20.97%	11.18%	8.73%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%
WHAT
ARE
SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 1,791,181,352
Number of portfolio holdings	61
Total advisory fees paid for the year	$ 6,834,073
Portfolio turnover rate for the year	23%

WHAT
ARE
SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Banks	13.8%
Oil, Gas & Consumable Fuels	9.2%
Affiliated Mutual Fund - Short-Term Investment (5.6% represents investments purchased with collateral from securities on loan)	8.1%
Aerospace & Defense	6.1%
Insurance	5.9%
Capital Markets	5.0%
Software	4.9%
Multi-Utilities	4.9%
Pharmaceuticals	4.5%
Consumer Staples Distribution & Retail	3.5%
Biotechnology	3.2%
Machinery	3.2%
Interactive Media & Services	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Chemicals	2.5%
Semiconductors & Semiconductor Equipment	2.4%
Communications Equipment	2.0%
Automobiles	2.0%
Electric Utilities	1.7%
Industry Classification	% of Net Assets
Specialized REITs	1.5%
Personal Care Products	1.5%
Hotels, Restaurants & Leisure	1.4%
Building Products	1.4%
Specialty Retail	1.3%
Ground Transportation	1.3%
Passenger Airlines	1.2%
Residential REITs	1.2%
Health Care Equipment & Supplies	1.2%
Beverages	1.2%
Industrial REITs	0.9%
Household Durables	0.9%
Health Care Providers & Services	0.9%
Entertainment	0.8%
Food Products	0.8%
105.5%
Liabilities in excess of other assets	(5.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQINC_AR

The Prudential Series Fund
PSF PGIM Jennison Value Portfolio
Class II
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”) for
the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class II	$90	0.82%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity market prices increased over the reporting period, ending the year at near-record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve lowered the federal funds rate at each of its last three meetings in
2024, reducing the effective level of the funds rate from 5.3% to 4.3%. Equities—especially in cyclical and interest-rate-sensitive sectors of the market—responded favorably to the moves, along with the perceived pro-business stance of the incoming administration and steady growth in economic conditions during the reporting period. The year ended December 31, 2024 saw a repeat of the major equity market themes that have persisted since the end of the global financial crisis (2007-2009), with growth outperforming value, large cap outperforming small cap, and
US securities outperforming non-US securities.
■
The Portfolio significantly outperformed its benchmark, the Russell 1000 Value Index (the Index), over the reporting period. Security selection within information technology (especially semiconductors and semiconductor equipment and hardware, storage, and peripherals), health care
(led by pharmaceuticals), communication services (primarily positions in interactive media and services), energy (oil and gas), and financials
(banks) were the main contributors to the Portfolio’s solid absolute performance and its relative outperformance of the Index during the reporting period.
■
Conversely, the Portfolio’s security selection within real estate (primarily health care-related real estate investment trusts) and consumer discretionary (led by hotels, restaurants and leisure, and automobile components), along with an overweight to energy relative to its benchmark, detracted the most from relative results during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class II shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	20.48%	10.74%	8.30%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%
WHAT
ARE
SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 1,791,181,352
Number of portfolio holdings	61
Total advisory fees paid for the year	$ 6,834,073
Portfolio turnover rate for the year	23%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Banks	13.8%
Oil, Gas & Consumable Fuels	9.2%
Affiliated Mutual Fund - Short-Term Investment (5.6% represents investments purchased with collateral from securities on loan)	8.1%
Aerospace & Defense	6.1%
Insurance	5.9%
Capital Markets	5.0%
Software	4.9%
Multi-Utilities	4.9%
Pharmaceuticals	4.5%
Consumer Staples Distribution & Retail	3.5%
Biotechnology	3.2%
Machinery	3.2%
Interactive Media & Services	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Chemicals	2.5%
Semiconductors & Semiconductor Equipment	2.4%
Communications Equipment	2.0%
Automobiles	2.0%
Electric Utilities	1.7%
Industry Classification	% of Net Assets
Specialized REITs	1.5%
Personal Care Products	1.5%
Hotels, Restaurants & Leisure	1.4%
Building Products	1.4%
Specialty Retail	1.3%
Ground Transportation	1.3%
Passenger Airlines	1.2%
Residential REITs	1.2%
Health Care Equipment & Supplies	1.2%
Beverages	1.2%
Industrial REITs	0.9%
Household Durables	0.9%
Health Care Providers & Services	0.9%
Entertainment	0.8%
Food Products	0.8%
105.5%
Liabilities in excess of other assets	(5.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQINC_AR CL II

The Prudential Series Fund
PSF PGIM Jennison Value Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class III	$74	0.67%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity market prices increased over the reporting period, ending the year at near-record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve lowered the federal funds rate at each of its last three meetings in
2024, reducing the effective level of the funds rate from 5.3% to 4.3%. Equities—especially in cyclical and interest-rate-sensitive sectors of the market—responded favorably to the moves, along with the perceived pro-business stance of the incoming administration and steady growth in economic conditions during the reporting period. The year ended December 31, 2024 saw a repeat of the major equity market themes that have persisted since the end of the global financial crisis (2007-2009), with growth outperforming value, large cap outperforming small cap, and
US securities outperforming non-US securities.
■
The Portfolio significantly outperformed its benchmark, the Russell 1000 Value Index (the Index), over the reporting period. Security selection within information technology (especially semiconductors and semiconductor equipment and hardware, storage, and peripherals), health care
(led by pharmaceuticals), communication services (primarily positions in interactive media and services), energy (oil and gas), and financials
(banks) were the main contributors to the Portfolio’s solid absolute performance and its relative outperformance of the Index during the reporting period.
■
Conversely, the Portfolio’s security selection within real estate (primarily health care-related real estate investment trusts) and consumer discretionary (led by hotels, restaurants and leisure, and automobile components), along with an overweight to energy relative to its benchmark, detracted the most from relative results during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	20.65%	9.91%
S&P 500 Index	25.02%	11.45%
Russell 1000 Value Index	14.37%	6.85%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 1,791,181,352
Number of portfolio holdings	61
Total advisory fees paid for the year	$ 6,834,073
Portfolio turnover rate for the year	23%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Banks	13.8%
Oil, Gas & Consumable Fuels	9.2%
Affiliated Mutual Fund - Short-Term Investment (5.6% represents investments purchased with collateral from securities on loan)	8.1%
Aerospace & Defense	6.1%
Insurance	5.9%
Capital Markets	5.0%
Software	4.9%
Multi-Utilities	4.9%
Pharmaceuticals	4.5%
Consumer Staples Distribution & Retail	3.5%
Biotechnology	3.2%
Machinery	3.2%
Interactive Media & Services	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Chemicals	2.5%
Semiconductors & Semiconductor Equipment	2.4%
Communications Equipment	2.0%
Automobiles	2.0%
Electric Utilities	1.7%
Industry Classification	% of Net Assets
Specialized REITs	1.5%
Personal Care Products	1.5%
Hotels, Restaurants & Leisure	1.4%
Building Products	1.4%
Specialty Retail	1.3%
Ground Transportation	1.3%
Passenger Airlines	1.2%
Residential REITs	1.2%
Health Care Equipment & Supplies	1.2%
Beverages	1.2%
Industrial REITs	0.9%
Household Durables	0.9%
Health Care Providers & Services	0.9%
Entertainment	0.8%
Food Products	0.8%
105.5%
Liabilities in excess of other assets	(5.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF11_AR

The Prudential Series Fund
PSF PGIM Total Return Bond Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class I shares of PSF PGIM Total Return Bond Portfolio (the “Portfolio”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class I	$44	0.43%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis points (bps) (one basis point equals 0.01%) rate cut followed by two separate 25-bps cuts. These rate cuts came after a re-steepening of the
US Treasury curve and greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
Security selection and sector allocation were the main drivers of the Portfolio’s outperformance versus the Bloomberg US Aggregate Bond
Index during the reporting period. Overweight allocations to, and security selection in, the collateralized loan obligations AAA rated, non-agency collateralized mortgage-backed securities (CMBS) AAA rated, US investment grade corporate bond, and non-agency CMBS AA-and-below sectors contributed the most to performance. Security selection in US high yield bonds and an overweight allocation to emerging markets high yield bonds also contributed significantly to performance.
■
Duration (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve positioning (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds) detracted from the Portfolio’s performance during the reporting period. Selection in US Treasuries also detracted from performance.
■
During the reporting period, the Portfolio used total return and interest rate swaps to help manage duration and yield curve exposure. In aggregate, the use of these swaps had a negative impact on performance. In addition, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures had a negative impact on performance. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index to manage credit risk, which detracted from performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	3.00%	0.26%	2.37%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 2,271,288,560
Number of portfolio holdings	1,832
Total advisory fees paid for the year	$ 6,823,995
Portfolio turnover rate for the year	111%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	27.7
AA	36.0
A	9.5
BBB	15.5
BB	5.4
B	3.7
CCC and Below	0.9
NR	2.5
Cash/Cash Equivalents	(1.2)
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily
indicate low credit quality. The ratings category may include derivative instruments
that could have a negative value. Credit quality ratings are subject to change.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF PGIM Government Income Portfolio (the “Target Portfolio”) into the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”),
each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the
Target Portfolio’s shareholders to vote on the proposed Reorganization will
be held on or about March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 28, 2025.

For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

DIVBD_AR

The Prudential Series Fund
PSF PGIM Total Return Bond Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class III shares of PSF PGIM Total Return Bond Portfolio (the “Portfolio”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class III	$69	0.68%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis points (bps) (one basis point equals 0.01%) rate cut followed by two separate 25-bps cuts. These rate cuts came after a re-steepening of the
US Treasury curve and greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
Security selection and sector allocation were the main drivers of the Portfolio’s outperformance versus the Bloomberg US Aggregate Bond
Index during the reporting period. Overweight allocations to, and security selection in, the collateralized loan obligations AAA rated, non-agency collateralized mortgage-backed securities (CMBS) AAA rated, US investment grade corporate bond, and non-agency CMBS AA-and-below sectors contributed the most to performance. Security selection in US high yield bonds and an overweight allocation to emerging markets high yield bonds also contributed significantly to performance.
■
Duration (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve positioning (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds) detracted from the Portfolio’s performance during the reporting period. Selection in US Treasuries also detracted from performance.
■
During the reporting period, the Portfolio used total return and interest rate swaps to help manage duration and yield curve exposure. In aggregate, the use of these swaps had a negative impact on performance. In addition, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures had a negative impact on performance. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index to manage credit risk, which detracted from performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	2.67%	-1.35%
Bloomberg US Aggregate Bond Index	1.25%	-1.68%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 2,271,288,560
Number of portfolio holdings	1,832
Total advisory fees paid for the year	$ 6,823,995
Portfolio turnover rate for the year	111%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	27.7
AA	36.0
A	9.5
BBB	15.5
BB	5.4
B	3.7
CCC and Below	0.9
NR	2.5
Cash/Cash Equivalents	(1.2)
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
On November 20, 2024, the Board of Trustees of The Prudential Series Fund (the “Trust”) approved the reorganization (the “Reorganization”)
of PSF PGIM Government Income Portfolio (the “Target Portfolio”) into the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”),
each a series of the Trust. The Reorganization is subject to approval by the shareholders of the Target Portfolio. A special meeting of the
Target Portfolio’s shareholders to vote on the proposed Reorganization will be held on or about March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 28, 2025.

For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF12_AR

The Prudential Series Fund
PSF Small-Cap Stock Index Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class I shares of PSF Small-Cap Stock Index Portfolio (the “Portfolio”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class I	$40	0.38%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The reporting period started off strong for domestic equity markets. Anticipation of US Federal Reserve (Fed) interest rate cuts, slowing inflation, and the excitement of artificial intelligence resulted in strong returns in the first quarter of 2024, especially for large-cap stocks.
■
The second quarter of the reporting period started off weak due to renewed inflation concerns and tensions in the Middle East. Performance for mega-cap stocks rebounded as Fed Chair Powell eased concerns about further interest rate tightening. Interest rates held steady during the second quarter, and the market reduced its expectations for further interest rate cuts in 2024. Large-cap stocks finished higher than small-cap stocks during the second quarter, as smaller companies were more affected by the reduced outlook for interest rate cuts.
■
Fed policy again dominated headlines and acted as the main catalyst for equity returns in the third quarter of the reporting period. The Fed lowered interest rates by 50 basis points (bps), matching investor expectations. While all segments of the domestic equity market responded positively, smaller companies were the standout.
■
Equity performance was mixed in the final quarter of 2024. Equities experienced a post-election bump early in the quarter, but hawkish comments from the Fed led to a domestic equity market pullback ending with small gains in the large-cap segment. Small caps were slightly negative. For the year ended December 31, 2024, the S&P 500 Index returned 25.02% while the S&P 600 Index was up 8.70%.
■
The Portfolio used stock index futures to equitize cash and enhance portfolio liquidity, which had a negligible effect on performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	8.36%	8.02%	8.66%
S&P 500 Index *	25.02%	14.53%	13.10%
S&P SmallCap 600 Index	8.70%	8.36%	8.96%
*The Portfolio has added this broad-based index in response to new regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 1,270,756,054
Number of portfolio holdings	608
Total advisory fees paid for the year	$ 4,327,867
Portfolio turnover rate for the year	23%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (23.2% represents investments purchased with collateral from securities on loan)	23.5%
Banks	9.1%
Machinery	4.2%
Specialty Retail	4.0%
Software	3.9%
Health Care Equipment & Supplies	3.8%
Electronic Equipment, Instruments & Components	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Household Durables	3.2%
Capital Markets	2.7%
Health Care Providers & Services	2.7%
Building Products	2.7%
Oil, Gas & Consumable Fuels	2.5%
Financial Services	2.5%
Insurance	2.4%
Commercial Services & Supplies	2.2%
Biotechnology	2.2%
Hotels, Restaurants & Leisure	2.2%
Energy Equipment & Services	2.2%
Retail REITs	1.9%
Chemicals	1.9%
Metals & Mining	1.8%
Textiles, Apparel & Luxury Goods	1.7%
Pharmaceuticals	1.7%
Professional Services	1.5%
Construction & Engineering	1.4%
Automobile Components	1.4%
Trading Companies & Distributors	1.4%
Diversified Consumer Services	1.2%
Passenger Airlines	1.2%
Food Products	1.2%
Industry Classification	% of Net Assets
Aerospace & Defense	1.2%
Interactive Media & Services	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Consumer Finance	0.9%
Hotel & Resort REITs	0.8%
Communications Equipment	0.8%
Ground Transportation	0.8%
Media	0.8%
Diversified REITs	0.8%
Industrial REITs	0.7%
Unaffiliated Exchange-Traded Funds	0.7%
Health Care REITs	0.7%
Diversified Telecommunication Services	0.7%
Consumer Staples Distribution & Retail	0.7%
Gas Utilities	0.6%
Water Utilities	0.6%
Real Estate Management & Development	0.6%
Household Products	0.6%
Broadline Retail	0.5%
Specialized REITs	0.5%
Entertainment	0.5%
IT Services	0.5%
Containers & Packaging	0.5%
Electric Utilities	0.5%
Life Sciences Tools & Services	0.5%
Others*	3.4%
123.2%
Liabilities in excess of other assets	(23.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

SMCAP_AR

The Prudential Series Fund
PSF Small-Cap Stock Index Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class III shares of PSF Small-Cap Stock Index Portfolio (the “Portfolio”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class III	$66	0.63%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The reporting period started off strong for domestic equity markets. Anticipation of US Federal Reserve (Fed) interest rate cuts, slowing inflation, and the excitement of artificial intelligence resulted in strong returns in the first quarter of 2024, especially for large-cap stocks.
■
The second quarter of the reporting period started off weak due to renewed inflation concerns and tensions in the Middle East. Performance for mega-cap stocks rebounded as Fed Chair Powell eased concerns about further interest rate tightening. Interest rates held steady during the second quarter, and the market reduced its expectations for further interest rate cuts in 2024. Large-cap stocks finished higher than small-cap stocks during the second quarter, as smaller companies were more affected by the reduced outlook for interest rate cuts.
■
Fed policy again dominated headlines and acted as the main catalyst for equity returns in the third quarter of the reporting period. The Fed lowered interest rates by 50 basis points (bps), matching investor expectations. While all segments of the domestic equity market responded positively, smaller companies were the standout.
■
Equity performance was mixed in the final quarter of 2024. Equities experienced a post-election bump early in the quarter, but hawkish comments from the Fed led to a domestic equity market pullback ending with small gains in the large-cap segment. Small caps were slightly negative. For the year ended December 31, 2024, the S&P 500 Index returned 25.02% while the S&P 600 Index was up 8.70%.
■
The Portfolio used stock index futures to equitize cash and enhance portfolio liquidity, which had a negligible effect on performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	8.08%	2.27%
S&P 500 Index*	25.02%	11.45%
S&P SmallCap 600 Index	8.70%	2.95%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio has added this broad-based index in response to new regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 1,270,756,054
Number of portfolio holdings	608
Total advisory fees paid for the year	$ 4,327,867
Portfolio turnover rate for the year	23%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (23.2% represents investments purchased with collateral from securities on loan)	23.5%
Banks	9.1%
Machinery	4.2%
Specialty Retail	4.0%
Software	3.9%
Health Care Equipment & Supplies	3.8%
Electronic Equipment, Instruments & Components	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Household Durables	3.2%
Capital Markets	2.7%
Health Care Providers & Services	2.7%
Building Products	2.7%
Oil, Gas & Consumable Fuels	2.5%
Financial Services	2.5%
Insurance	2.4%
Commercial Services & Supplies	2.2%
Biotechnology	2.2%
Hotels, Restaurants & Leisure	2.2%
Energy Equipment & Services	2.2%
Retail REITs	1.9%
Chemicals	1.9%
Metals & Mining	1.8%
Textiles, Apparel & Luxury Goods	1.7%
Pharmaceuticals	1.7%
Professional Services	1.5%
Construction & Engineering	1.4%
Automobile Components	1.4%
Trading Companies & Distributors	1.4%
Diversified Consumer Services	1.2%
Passenger Airlines	1.2%
Food Products	1.2%
Industry Classification	% of Net Assets
Aerospace & Defense	1.2%
Interactive Media & Services	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Consumer Finance	0.9%
Hotel & Resort REITs	0.8%
Communications Equipment	0.8%
Ground Transportation	0.8%
Media	0.8%
Diversified REITs	0.8%
Industrial REITs	0.7%
Unaffiliated Exchange-Traded Funds	0.7%
Health Care REITs	0.7%
Diversified Telecommunication Services	0.7%
Consumer Staples Distribution & Retail	0.7%
Gas Utilities	0.6%
Water Utilities	0.6%
Real Estate Management & Development	0.6%
Household Products	0.6%
Broadline Retail	0.5%
Specialized REITs	0.5%
Entertainment	0.5%
IT Services	0.5%
Containers & Packaging	0.5%
Electric Utilities	0.5%
Life Sciences Tools & Services	0.5%
Others*	3.4%
123.2%
Liabilities in excess of other assets	(23.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF13_AR

The Prudential Series Fund
PSF Stock Index Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class I shares of PSF Stock Index Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class I	$30	0.27%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The reporting period started off strong for domestic equity markets. Anticipation of US Federal Reserve (Fed) interest rate cuts, slowing inflation, and the excitement of artificial intelligence resulted in strong returns in the first quarter of 2024, especially for large-cap stocks.
■
The second quarter of the reporting period started off weak due to renewed inflation concerns and tensions in the Middle East. Performance for mega-cap stocks rebounded as Fed Chair Powell eased concerns about further interest rate tightening. Interest rates held steady during the second quarter, and the market reduced its expectations for further interest rate cuts in 2024. Large-cap stocks finished higher than small-cap stocks during the second quarter, as smaller companies were more affected by the reduced outlook for interest rate cuts.
■
Fed policy again dominated headlines and acted as the main catalyst for equity returns in the third quarter of the reporting period. The Fed lowered interest rates by 50 basis points (bps), matching investor expectations. While all segments of the domestic equity market responded positively, smaller companies were the standout.
■
Equity performance was mixed in the final quarter of 2024. Equities experienced a post-election bump early in the quarter, but hawkish comments from the Fed led to a domestic equity market pullback ending with small gains in the large-cap segment. Small caps were slightly negative. For the year ended December 31, 2024, the S&P 500 Index returned 25.02% while the S&P 600 Index was up 8.70%.
■
The Portfolio used stock index futures to equitize cash and enhance portfolio liquidity, which had a negligible effect on performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	24.65%	14.19%	12.80%
S&P 500 Index	25.02%	14.53%	13.10%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 8,764,975,768
Number of portfolio holdings	509
Total advisory fees paid for the year	$ 21,727,770
Portfolio turnover rate for the year	3%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.2%
Software	10.1%
Technology Hardware, Storage & Peripherals	7.7%
Interactive Media & Services	6.4%
Affiliated Mutual Fund - Short-Term Investment (3.8% represents investments purchased with collateral from securities on loan)	5.8%
Financial Services	4.3%
Broadline Retail	4.0%
Banks	3.3%
Capital Markets	3.0%
Pharmaceuticals	3.0%
Oil, Gas & Consumable Fuels	2.8%
Automobiles	2.4%
Health Care Equipment & Supplies	2.2%
Insurance	2.0%
Health Care Providers & Services	2.0%
Consumer Staples Distribution & Retail	1.9%
Hotels, Restaurants & Leisure	1.9%
Aerospace & Defense	1.8%
Specialty Retail	1.8%
Machinery	1.5%
Biotechnology	1.5%
Unaffiliated Exchange-Traded Funds	1.5%
Electric Utilities	1.4%
Entertainment	1.3%
Industry Classification	% of Net Assets
Chemicals	1.2%
Beverages	1.1%
IT Services	1.1%
Household Products	1.1%
Life Sciences Tools & Services	1.0%
Communications Equipment	0.9%
Specialized REITs	0.9%
Ground Transportation	0.8%
Electrical Equipment	0.8%
Diversified Telecommunication Services	0.6%
Professional Services	0.6%
Food Products	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.5%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Media	0.5%
Others*	4.6%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective July 1, 2024, the Manager has agreed to voluntarily waive 0.03% of its investment management fee.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

STIND_AR

The Prudential Series Fund
PSF Stock Index Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the Class III shares of PSF Stock Index Portfolio (the “Portfolio”) for the
period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class III	$58	0.52%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT
AFFECTED
THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The reporting period started off strong for domestic equity markets. Anticipation of US Federal Reserve (Fed) interest rate cuts, slowing inflation, and the excitement of artificial intelligence resulted in strong returns in the first quarter of 2024, especially for large-cap stocks.
■
The second quarter of the reporting period started off weak due to renewed inflation concerns and tensions in the Middle East. Performance for mega-cap stocks rebounded as Fed Chair Powell eased concerns about further interest rate tightening. Interest rates held steady during the second quarter, and the market reduced its expectations for further interest rate cuts in 2024. Large-cap stocks finished higher than small-cap stocks during the second quarter, as smaller companies were more affected by the reduced outlook for interest rate cuts.
■
Fed policy again dominated headlines and acted as the main catalyst for equity returns in the third quarter of the reporting period. The Fed lowered interest rates by 50 basis points (bps), matching investor expectations. While all segments of the domestic equity market responded positively, smaller companies were the standout.
■
Equity performance was mixed in the final quarter of 2024. Equities experienced a post-election bump early in the quarter, but hawkish comments from the Fed led to a domestic equity market pullback ending with small gains in the large-cap segment. Small caps were slightly negative. For the year ended December 31, 2024, the S&P 500 Index returned 25.02% while the S&P 600 Index was up 8.70%.
■
The Portfolio used stock index futures to equitize cash and enhance portfolio liquidity, which had a negligible effect on performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	24.33%	10.79%
S&P 500 Index	25.02%	11.45%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 8,764,975,768
Number of portfolio holdings	509
Total advisory fees paid for the year	$ 21,727,770
Portfolio turnover rate for the year	3%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.2%
Software	10.1%
Technology Hardware, Storage & Peripherals	7.7%
Interactive Media & Services	6.4%
Affiliated Mutual Fund - Short-Term Investment (3.8% represents investments purchased with collateral from securities on loan)	5.8%
Financial Services	4.3%
Broadline Retail	4.0%
Banks	3.3%
Capital Markets	3.0%
Pharmaceuticals	3.0%
Oil, Gas & Consumable Fuels	2.8%
Automobiles	2.4%
Health Care Equipment & Supplies	2.2%
Insurance	2.0%
Health Care Providers & Services	2.0%
Consumer Staples Distribution & Retail	1.9%
Hotels, Restaurants & Leisure	1.9%
Aerospace & Defense	1.8%
Specialty Retail	1.8%
Machinery	1.5%
Biotechnology	1.5%
Unaffiliated Exchange-Traded Funds	1.5%
Electric Utilities	1.4%
Entertainment	1.3%
Industry Classification	% of Net Assets
Chemicals	1.2%
Beverages	1.1%
IT Services	1.1%
Household Products	1.1%
Life Sciences Tools & Services	1.0%
Communications Equipment	0.9%
Specialized REITs	0.9%
Ground Transportation	0.8%
Electrical Equipment	0.8%
Diversified Telecommunication Services	0.6%
Professional Services	0.6%
Food Products	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.5%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Media	0.5%
Others*	4.6%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective July 1, 2024, the Manager has agreed to voluntarily waive 0.03% of its investment management fee.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF14_AR

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a)(1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen Chipman, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $662,956 and $628,050, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, fees of $0 and $12,833 were billed to the Registrant for services rendered by PwC in connection with matters relating to foreign reclaims attestation paid by Prudential Financial, Inc. and/or its affiliates.

For the fiscal years ended December 31, 2024 and December 31, 2023, fees of $0 and $43,000 were billed to the Registrant for the services rendered by PwC in connection with N-14 filings and merger support services.

(c)	Tax Fees

For the fiscal years ended December 31, 2024 and December 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended December 31, 2024 and December 31, 2023: none.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e)  (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
4(b)	Not applicable.	0%
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended December 31, 2024 and December 31, 2023 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7     of this Form.

Items 7 – 11 (Refer to Report below)

The Prudential Series Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

December 31, 2024

PSF Global Portfolio

PSF Mid-Cap Growth Portfolio

PSF Natural Resources Portfolio

PSF PGIM 50/50 Balanced Portfolio

PSF PGIM Flexible Managed Portfolio

PSF PGIM Government Income Portfolio

PSF PGIM Government Money Market Portfolio

PSF PGIM High Yield Bond Portfolio

PSF PGIM Jennison Blend Portfolio

PSF PGIM Jennison Growth Portfolio

PSF PGIM Jennison Value Portfolio

PSF PGIM Total Return Bond Portfolio

PSF Small-Cap Stock Index Portfolio

PSF Stock Index Portfolio

Prudential Series Table of Contents	Financial Statements and Other Information	December 31, 2024

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights	A1

	Glossary	A1
	PSF Global Portfolio	A2
	PSF Mid-Cap Growth Portfolio	A11
	PSF Natural Resources Portfolio	A18
	PSF PGIM 50/50 Balanced Portfolio	A25
	PSF PGIM Flexible Managed Portfolio	A64
	PSF PGIM Government Income Portfolio	A105
	PSF PGIM Government Money Market Portfolio	A114
	PSF PGIM High Yield Bond Portfolio	A120
	PSF PGIM Jennison Blend Portfolio.	A146
	PSF PGIM Jennison Growth Portfolio	A154
	PSF PGIM Jennison Value Portfolio	A160
	PSF PGIM Total Return Bond Portfolio	A167
	PSF Small-Cap Stock Index Portfolio	A216
	PSF Stock Index Portfolio	A230

Section B	Notes to Financial Statements	B1

Section C	Report of Independent Registered Public Accounting Firm	C1

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

Aces — Alternative Credit Enhancements Securities

ADR — American Depositary Receipt

BABs — Build America Bonds

BARC — Barclays Bank PLC

BMO — BMO Capital Markets

BNP — BNP Paribas S.A.

BOA — Bank of America, N.A.

CDX — Credit Derivative Index

CGM — Citigroup Global Markets, Inc.

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CMS — Constant Maturity Swap

CVA — Certificate Van Aandelen (Bearer)

CVR — Contingent Value Rights

DAC — Designated Activity Company

DB — Deutsche Bank AG

DIP — Debtor-In-Possession

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GMTN — Global Medium Term Note

GNMA — Government National Mortgage Association

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HSBC — HSBC Bank PLC

iBoxx — Bond Market Indices

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MSCI — Morgan Stanley Capital International

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

N/A — Not Applicable

OTC — Over-the-counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PO — Principal Only

PRFC — Preference Shares

Q — Quarterly payment frequency for swaps

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

S&P — Standard & Poor’s

SCB — Standard Chartered Bank

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SSB — State Street Bank & Trust Company

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

TD — The Toronto-Dominion Bank

UAG — UBS AG

UBS — UBS Securities LLC

USOIS — United States Overnight Index Swap

XAMS — Amsterdam Stock Exchange

XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A1

PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Australia — 1.0%
AGL Energy Ltd.	58,700	$409,320
ANZ Group Holdings Ltd.	29,400	518,022
Aristocrat Leisure Ltd.	33,467	1,413,330
Bank of Queensland Ltd.	119,900	496,455
Elders Ltd.	80,100	354,244
Harvey Norman Holdings Ltd.	104,100	300,153
JB Hi-Fi Ltd.	5,650	323,242
Metcash Ltd.	137,400	263,123
New Hope Corp. Ltd.	162,800	499,558
Perenti Ltd.	432,300	372,886
Perseus Mining Ltd.	188,400	298,402
Pro Medicus Ltd.	3,822	590,394
Qantas Airways Ltd.*	127,000	703,063
QBE Insurance Group Ltd.	59,500	706,614
Rio Tinto Ltd.	14,620	1,060,139
Stockland, REIT	42,761	126,831
Super Retail Group Ltd.	67,500	632,246

		9,068,022

Austria — 0.2%
BAWAG Group AG, 144A*	9,600	808,659
OMV AG	12,600	488,649
Wienerberger AG	13,800	382,460

		1,679,768

Belgium — 0.2%
Bekaert SA	9,800	339,657
Colruyt Group NV	5,552	208,920
UCB SA	6,504	1,294,711

		1,843,288

Brazil — 0.2%
MercadoLibre, Inc.*	1,078	1,833,074
Yara International ASA	13,700	362,664

		2,195,738

Canada — 1.6%
Brookfield Asset Management Ltd. (Class A Stock)(a)	31,218	1,691,703
Constellation Software, Inc.	789	2,439,761
Dollarama, Inc.	20,636	2,013,856
Intact Financial Corp.	12,670	2,306,946
Shopify, Inc. (Class A Stock)*	31,164	3,313,668
Suncor Energy, Inc.	86,929	3,101,627

		14,867,561

China — 0.8%
ANTA Sports Products Ltd.	107,600	1,062,690
Kingboard Holdings Ltd.	216,000	517,155
Prosus NV*	4,300	170,912
Tencent Holdings Ltd.	29,200	1,558,487
Trip.com Group Ltd.*	31,100	2,140,313
Yum China Holdings, Inc.	29,585	1,425,109

		6,874,666

Denmark — 0.7%
Carlsberg A/S (Class B Stock)	1,600	153,668

	Shares	Value
COMMON STOCKS (continued)
Denmark (cont’d.)
D/S Norden A/S	11,300	$335,627
Danske Bank A/S	44,800	1,270,200
DSV A/S	7,664	1,632,169
Jyske Bank A/S	9,500	674,749
Novo Nordisk A/S (Class B Stock)	15,702	1,354,797
Spar Nord Bank A/S	33,300	953,154

		6,374,364

Finland — 0.2%
Cargotec OYJ (Class B Stock)	7,200	381,573
Kalmar OYJ (Class B Stock)*	7,200	237,497
Nokia OYJ	134,300	594,065
Nordea Bank Abp	42,700	465,137
Valmet OYJ	14,900	361,161

		2,039,433

France — 2.4%
Airbus SE	7,738	1,239,094
AXA SA	17,100	608,583
BNP Paribas SA	15,000	920,952
Bouygues SA	19,500	577,407
Carrefour SA	28,100	399,942
Cie de Saint-Gobain SA	8,400	746,438
Cie Generale des Etablissements Michelin SCA	13,000	427,771
Coface SA	31,700	472,407
Credit Agricole SA	32,700	449,937
Euroapi SA*	1	3
Ipsen SA	3,700	424,097
LVMH Moet Hennessy Louis Vuitton SE	3,864	2,541,713
Orange SA	50,900	507,871
Rexel SA	23,700	603,628
Rubis SCA	22,100	545,589
Safran SA	6,959	1,524,770
Societe BIC SA	7,200	475,443
Societe Generale SA	18,200	510,792
Sopra Steria Group	3,200	567,237
Thales SA	10,836	1,556,000
TotalEnergies SE	70,995	3,955,478
TotalEnergies SE, ADR(a)	49,028	2,672,026
Verallia SA, 144A	12,200	306,400

		22,033,578

Germany — 1.7%
Allianz SE	2,700	829,881
Bayer AG	16,000	319,599
Bayerische Motoren Werke AG	13,300	1,087,806
Bilfinger SE	10,700	512,193
Daimler Truck Holding AG	14,900	570,701
Deutsche Bank AG	38,800	669,568
Deutsche Post AG	15,900	561,308
Deutz AG	91,200	382,424
Fresenius SE & Co. KGaA*	18,600	645,624
Heidelberg Materials AG	3,200	395,402
HUGO BOSS AG	1,100	50,547
Infineon Technologies AG	9,100	297,040
Mercedes-Benz Group AG	20,800	1,159,637

SEE NOTES TO FINANCIAL STATEMENTS.

A2

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Germany (cont’d.)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	920	$465,074
SAP SE	12,372	3,043,194
Siemens AG	14,068	2,743,186
Suedzucker AG	26,100	280,631
Symrise AG	9,438	1,006,777
Traton SE	3,800	109,424
United Internet AG	18,800	305,618
Volkswagen AG	5,800	552,307

		15,987,941

Hong Kong — 0.6%
AIA Group Ltd.	214,600	1,541,442
PAX Global Technology Ltd.	615,000	424,381
Swire Pacific Ltd. (Class A Stock)	45,500	411,483
Techtronic Industries Co. Ltd.	82,000	1,077,968
Tongda Group Holdings Ltd.*	8,180,000	84,513
WH Group Ltd., 144A	1,291,500	995,275
Yue Yuen Industrial Holdings Ltd.	296,500	660,486

		5,195,548

India — 0.4%
HDFC Bank Ltd., ADR(a)	33,469	2,137,330
ICICI Bank Ltd., ADR(a)	58,631	1,750,722

		3,888,052

Indonesia — 0.1%
First Resources Ltd.	457,100	498,836

Ireland — 0.7%
Accenture PLC (Class A Stock)	12,291	4,323,851
Dalata Hotel Group PLC	86,000	415,967
Kingspan Group PLC	17,183	1,249,161

		5,988,979

Israel — 0.1%
Oil Refineries Ltd.	1,536,500	397,058
Teva Pharmaceutical Industries Ltd.*	27,400	606,335

		1,003,393

Italy — 0.7%
A2A SpA	279,600	620,806
Coca-Cola HBC AG*	27,800	949,702
Ferrari NV(a)	4,577	1,944,493
Leonardo SpA	29,600	796,353
Mediobanca Banca di Credito Finanziario SpA	33,200	484,851
Piaggio & C SpA	135,000	304,693
Pirelli & C SpA, 144A	79,700	452,078
Prysmian SpA	16,684	1,067,716
Ryanair Holdings PLC	3,000	59,100

		6,679,792

Japan — 4.9%
Advantest Corp.	25,400	1,444,215
AGC, Inc.	2,800	81,791
Bell System24 Holdings, Inc.	37,700	307,093
BIPROGY, Inc.	8,600	258,017

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Brother Industries Ltd.	26,800	$453,350
Central Glass Co. Ltd.	22,900	480,273
Chugai Pharmaceutical Co. Ltd.	42,200	1,860,224
Citizen Watch Co. Ltd.	72,300	424,802
Credit Saison Co. Ltd.	25,000	582,158
Dai-ichi Life Holdings, Inc.	16,200	431,671
Daiichi Sankyo Co. Ltd.	61,740	1,689,407
Daiwa House Industry Co. Ltd.	11,400	349,993
DCM Holdings Co. Ltd.	26,100	236,261
Ferrotec Holdings Corp.	21,700	350,968
Fuji Corp.	8,300	125,445
Fuyo General Lease Co. Ltd.	5,500	406,305
Hanwa Co. Ltd.	11,300	354,576
Honda Motor Co. Ltd.	113,300	1,078,708
Hoya Corp.	13,800	1,712,667
Isuzu Motors Ltd.	43,600	593,108
ITOCHU Corp.	23,700	1,165,433
Itoham Yonekyu Holdings, Inc.	17,460	437,688
Iyogin Holdings, Inc.	54,000	522,001
Japan Lifeline Co. Ltd.	64,700	564,471
JVCKenwood Corp.	60,000	660,739
Kamigumi Co. Ltd.	18,200	394,814
Kanematsu Corp.	33,800	560,755
KDDI Corp.	8,000	254,805
Keiyo Bank Ltd. (The)	76,500	380,055
Keyence Corp.	4,300	1,747,828
Komatsu Ltd.	16,900	460,396
Komeri Co. Ltd.	21,500	448,645
Lintec Corp.	24,600	473,269
Macnica Holdings, Inc.	30,000	345,828
Marubeni Corp.	42,500	637,865
Mitsubishi Gas Chemical Co., Inc.	26,000	461,176
Mitsubishi HC Capital, Inc.	99,400	655,069
Mitsubishi UFJ Financial Group, Inc.	69,500	811,392
Mitsui & Co. Ltd.	16,500	342,196
Mitsui Chemicals, Inc.	17,500	382,015
Mitsui-Soko Holdings Co. Ltd.	7,100	333,447
Mizuho Financial Group, Inc.	29,600	722,611
NGK Insulators Ltd.	33,400	421,721
NHK Spring Co. Ltd.	39,700	496,777
Nippon Express Holdings, Inc.	27,900	423,022
Nippon Shinyaku Co. Ltd.	19,200	485,126
Nippon Telegraph & Telephone Corp.	438,200	437,702
Nishi-Nippon Financial Holdings, Inc.	41,000	523,880
Nomura Holdings, Inc.	81,100	470,529
Nomura Real Estate Holdings, Inc.	13,300	328,216
Ono Pharmaceutical Co. Ltd.	31,700	330,044
ORIX Corp.	31,900	685,336
Recruit Holdings Co. Ltd.	24,800	1,723,796
Sankyu, Inc.	14,700	507,679
Santen Pharmaceutical Co. Ltd.	31,000	317,411
SCREEN Holdings Co. Ltd.	1,100	64,941
Seiko Epson Corp.	28,200	508,813
Seino Holdings Co. Ltd.	7,800	117,451
Shin-Etsu Chemical Co. Ltd.	38,100	1,254,905
Shionogi & Co. Ltd.	30,000	420,755
SKY Perfect JSAT Holdings, Inc.	75,500	430,769
Sojitz Corp.	23,400	476,889
Sumitomo Heavy Industries Ltd.	16,200	330,681

SEE NOTES TO FINANCIAL STATEMENTS.

A3

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Sumitomo Mitsui Financial Group, Inc.	97,700	$2,344,824
Toagosei Co. Ltd.	47,600	455,293
Tokio Marine Holdings, Inc.	60,000	2,153,288
Tokuyama Corp.	26,500	439,481
Tokyo Electron Ltd.	8,200	1,232,619
Toyota Motor Corp.	5,200	101,531
Transcosmos, Inc.	24,400	516,573
Tsubakimoto Chain Co.	45,300	557,202
YAMABIKO Corp.	33,300	532,269
Yokohama Rubber Co. Ltd. (The)	19,700	421,556

		45,494,609

Netherlands — 1.2%
ABN AMRO Bank NV, 144A, CVA	51,300	791,640
Aegon Ltd.	215,700	1,283,568
ASM International NV	2,069	1,196,266
ASML Holding NV (XAMS)	2,277	1,594,890
ASML Holding NV (XNGS)	4,251	2,946,283
ASR Nederland NV	10,200	485,132
ING Groep NV	48,100	753,803
Koninklijke Ahold Delhaize NV	40,600	1,326,786
NN Group NV	13,500	588,716

		10,967,084

New Zealand — 0.0%
Air New Zealand Ltd.	887,700	298,001

Norway — 0.1%
DNB Bank ASA	24,500	489,129
Equinor ASA	17,800	422,199
Mowi ASA	20,100	344,479

		1,255,807

Singapore — 0.1%
DBS Group Holdings Ltd.	20,460	655,650
Jardine Cycle & Carriage Ltd.	27,700	574,732

		1,230,382

South Africa — 0.0%
Anglo American PLC	11,100	328,196

South Korea — 0.4%
Samsung Electronics Co. Ltd.	59,616	2,127,505
SK Hynix, Inc.	9,234	1,058,127

		3,185,632

Spain — 0.8%
Amadeus IT Group SA	29,544	2,085,341
Banco Santander SA	212,800	984,466
Industria de Diseno Textil SA	49,463	2,533,691
Mapfre SA	195,300	495,125
Repsol SA	83,000	1,009,941
Telefonica SA(a)	20,146	82,213

		7,190,777

Sweden — 0.6%
Atlas Copco AB (Class A Stock)	118,076	1,802,035
Boliden AB	16,700	469,853
Securitas AB (Class B Stock)	46,900	579,869
SKF AB (Class B Stock)	30,900	579,978

	Shares	Value
COMMON STOCKS (continued)
Sweden (cont’d.)
Swedbank AB (Class A Stock)	27,700	$546,963
Telefonaktiebolaget LM Ericsson (Class B Stock)	90,600	733,720
Volvo AB (Class B Stock)	46,900	1,139,772

		5,852,190

Switzerland — 2.1%
ABB Ltd.	31,532	1,702,681
Adecco Group AG	12,600	311,254
Bucher Industries AG	822	295,760
EFG International AG*	38,600	560,947
Forbo Holding AG	300	249,454
Julius Baer Group Ltd.	8,600	557,894
Lonza Group AG	3,297	1,946,017
Novartis AG	31,000	3,018,076
Partners Group Holding AG	1,311	1,780,722
Sandoz Group AG	66,695	2,734,002
Sika AG	6,443	1,537,346
TE Connectivity PLC	24,238	3,465,307
UBS Group AG	24,060	736,639

		18,896,099

Taiwan — 1.2%
MediaTek, Inc.	62,000	2,665,364
Taiwan Semiconductor Manufacturing Co. Ltd.	154,850	5,032,633
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,525	3,461,012

		11,159,009

United Kingdom — 3.2%
3i Group PLC	70,004	3,116,105
Associated British Foods PLC	15,900	405,583
AstraZeneca PLC	9,872	1,287,108
AstraZeneca PLC, ADR	29,061	1,904,077
Aviva PLC	79,600	466,544
BAE Systems PLC	168,459	2,416,592
British American Tobacco PLC	16,600	599,007
BT Group PLC	375,900	677,554
Centrica PLC	80,443	134,209
Chemring Group PLC	25,300	103,850
CK Hutchison Holdings Ltd.	100,000	531,644
Compass Group PLC	71,266	2,371,265
Flutter Entertainment PLC*	4,419	1,142,091
Halma PLC	40,900	1,372,152
HSBC Holdings PLC	62,400	612,962
Imperial Brands PLC	31,300	1,000,939
International Consolidated Airlines Group SA	206,200	776,794
Investec PLC	98,400	668,905
J Sainsbury PLC	169,600	579,546
Keller Group PLC	37,300	674,093
Kingfisher PLC	189,600	589,345
Lloyds Banking Group PLC	751,500	513,221
London Stock Exchange Group PLC	17,895	2,525,968
Marks & Spencer Group PLC	147,600	691,240
Paragon Banking Group PLC	58,100	540,553
Premier Foods PLC	148,800	349,316

SEE NOTES TO FINANCIAL STATEMENTS.

A4

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (cont’d.)
Reckitt Benckiser Group PLC	200	$12,106
RELX PLC	44,188	2,002,113
Tesco PLC	233,600	1,074,409
TORM PLC (Class A Stock)	11,900	229,894
Zigup PLC	103,600	415,482

		29,784,667

United States — 72.4%
Adobe, Inc.*	1,800	800,424
AGCO Corp.(a)	32,388	3,027,630
Alphabet, Inc. (Class A Stock)	107,452	20,340,664
Amazon.com, Inc.*	102,231	22,428,459
Ameren Corp.	61,706	5,500,473
American International Group, Inc.	58,098	4,229,534
AMETEK, Inc.	1,463	263,720
Amphenol Corp. (Class A Stock)	75,489	5,242,711
Apollo Global Management, Inc.	15,079	2,490,448
Apple, Inc.	85,263	21,351,560
Ares Management Corp. (Class A Stock)(a)	18,625	3,297,184
Arthur J. Gallagher & Co.	8,996	2,553,515
Atlassian Corp. (Class A Stock)*	11,946	2,907,417
Autodesk, Inc.*	15,926	4,707,248
AvalonBay Communities, Inc., REIT(a)	25,693	5,651,689
Bank of America Corp.	182,831	8,035,422
Baxter International, Inc.	94,566	2,757,545
Becton, Dickinson & Co.(a)	27,014	6,128,666
Biogen, Inc.*	6,150	940,458
Block, Inc.*	13,807	1,173,457
Boeing Co. (The)*	10,951	1,938,327
Boston Scientific Corp.*	72,535	6,478,826
BP PLC	84,200	416,198
Broadcom, Inc.	9,716	2,252,557
Cadence Design Systems, Inc.*	7,057	2,120,346
CF Industries Holdings, Inc.(a)	32,801	2,798,581
Charles Schwab Corp. (The)	93,775	6,940,288
Cheniere Energy, Inc.	13,444	2,888,712
Chipotle Mexican Grill, Inc.*	36,559	2,204,508
Chubb Ltd.	29,099	8,040,054
Cigna Group (The)	5,733	1,583,111
Citigroup, Inc.	69,844	4,916,319
Coca-Cola Co. (The)	34,895	2,172,563
Colgate-Palmolive Co.	55,209	5,019,050
Comcast Corp. (Class A Stock)	86,935	3,262,671
Conagra Brands, Inc.	78,946	2,190,752
ConocoPhillips	62,713	6,219,248
CoStar Group, Inc.*	27,580	1,974,452
Cummins, Inc.	14,829	5,169,389
CVS Health Corp.	60,019	2,694,253
Danaher Corp.	13,638	3,130,603
Datadog, Inc. (Class A Stock)*	11,489	1,641,663
Dominion Energy, Inc.(a)	26,674	1,436,662
Eaton Corp. PLC	18,477	6,131,962
Elevance Health, Inc.	17,853	6,585,972
Eli Lilly & Co.	5,782	4,463,704
EOG Resources, Inc.	18,681	2,289,917
EQT Corp.(a)	89,536	4,128,505
Equitable Holdings, Inc.	106,333	5,015,728
Experian PLC	50,684	2,178,392

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Exxon Mobil Corp.	59,016	$6,348,351
Fifth Third Bancorp(a)	50,932	2,153,405
Fiserv, Inc.*	50,700	10,414,794
Fortive Corp.	33,250	2,493,750
Gartner, Inc.*	6,193	3,000,323
GE Vernova, Inc.	11,584	3,810,325
General Electric Co.	45,917	7,658,496
Goldman Sachs Group, Inc. (The)	3,798	2,174,811
GSK PLC	97,400	1,642,873
Guidewire Software, Inc.*	3,784	637,907
Haleon PLC	321,277	1,514,870
Hartford Financial Services Group, Inc. (The)	66,428	7,267,223
Hilton Worldwide Holdings, Inc.	18,106	4,475,079
Holcim AG*	12,660	1,218,968
Home Depot, Inc. (The)	6,919	2,691,422
Honeywell International, Inc.	14,476	3,269,984
Howmet Aerospace, Inc.	37,517	4,103,234
Huntington Bancshares, Inc.	225,580	3,670,187
Intel Corp.	60,624	1,215,511
International Paper Co.(a)	80,028	4,307,107
Intuit, Inc.	5,469	3,437,267
Intuitive Surgical, Inc.*	6,166	3,218,405
Johnson & Johnson	36,187	5,233,364
Kenvue, Inc.	387,403	8,271,054
Kimberly-Clark Corp.	35,044	4,592,166
KKR & Co., Inc.	46,961	6,946,002
KLA Corp.	1,912	1,204,789
L3Harris Technologies, Inc.	32,944	6,927,464
Lam Research Corp.	4,920	355,372
Las Vegas Sands Corp.(a)	77,926	4,002,279
Linde PLC	12,128	5,077,630
Manhattan Associates, Inc.*	4,933	1,333,094
Marvell Technology, Inc.	22,190	2,450,886
Mastercard, Inc. (Class A Stock)	22,823	12,017,907
Meta Platforms, Inc. (Class A Stock)	38,408	22,488,268
MetLife, Inc.	53,436	4,375,340
Microsoft Corp.	98,454	41,498,361
Moody’s Corp.	3,451	1,633,600
MSCI, Inc.	3,292	1,975,233
Netflix, Inc.*	5,520	4,920,086
News Corp. (Class A Stock)	162,138	4,465,281
NextEra Energy, Inc.	8,321	596,533
Norfolk Southern Corp.	22,894	5,373,222
NVIDIA Corp.	223,899	30,067,397
O’Reilly Automotive, Inc.*	1,460	1,731,268
Philip Morris International, Inc.	70,780	8,518,373
QUALCOMM, Inc.	24,643	3,785,658
Rexford Industrial Realty, Inc., REIT	72,118	2,788,082
Roche Holding AG	8,376	2,341,986
Rockwell Automation, Inc.(a)	13,342	3,813,010
RPM International, Inc.	14,794	1,820,550
Salesforce, Inc.	13,191	4,410,147
Sanofi SA	14,190	1,379,421
Sanofi SA, ADR	47,197	2,276,311
Schlumberger NV	62,444	2,394,103
Schneider Electric SE	10,624	2,644,909
Sempra	43,085	3,779,416
ServiceNow, Inc.*	6,243	6,618,329

SEE NOTES TO FINANCIAL STATEMENTS.

A5

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Shell PLC	67,400	$2,100,926
Signify NV, 144A	18,700	417,622
Southern Co. (The)	55,269	4,549,744
Southwest Airlines Co.	65,833	2,213,305
Spotify Technology SA*	14,266	6,382,323
Stanley Black & Decker, Inc.	63,466	5,095,685
Stellantis NV	29,800	388,268
Swiss Re AG	10,400	1,506,279
Synopsys, Inc.*(a)	5,021	2,436,993
Take-Two Interactive Software, Inc.*	14,473	2,664,190
Tesla, Inc.*	31,010	12,523,078
Texas Instruments, Inc.	12,857	2,410,816
Thermo Fisher Scientific, Inc.	17,363	9,032,754
Trane Technologies PLC	6,634	2,450,268
TransUnion	40,030	3,711,181
U.S. Bancorp	71,566	3,423,002
Union Pacific Corp.	15,562	3,548,758
United Parcel Service, Inc. (Class B Stock)	41,843	5,276,402
UnitedHealth Group, Inc.	11,927	6,033,392
Veeva Systems, Inc. (Class A Stock)*	7,017	1,475,324
Verisk Analytics, Inc.	14,146	3,896,233
Vertex Pharmaceuticals, Inc.*	9,109	3,668,194
Vertiv Holdings Co. (Class A Stock)	16,162	1,836,165
Viatris, Inc.	181,451	2,259,065
Visa, Inc. (Class A Stock)	19,030	6,014,241
Vistra Corp.	17,444	2,405,004
Vulcan Materials Co.	15,370	3,953,625
Walmart, Inc.	49,734	4,493,467
Walt Disney Co. (The)	35,386	3,940,231
Wells Fargo & Co.	126,383	8,877,142
Western Digital Corp.*	23,638	1,409,534
Weyerhaeuser Co., REIT	187,116	5,267,315
Williams Cos., Inc. (The)	37,894	2,050,823
Zimmer Biomet Holdings, Inc.	53,287	5,628,706

		670,282,775

TOTAL LONG-TERM INVESTMENTS (cost $638,082,875)		912,144,187

SHORT-TERM INVESTMENTS — 5.2%
AFFILIATED MUTUAL FUNDS — 4.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)	1,788	1,788

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Core Ultra Short Bond Fund(wb)	7,250,484	$7,250,484
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $37,655,784; includes $37,468,124 of cash collateral for securities on loan)(b)(wb)	37,697,771	37,675,153

TOTAL AFFILIATED MUTUAL FUNDS (cost $44,908,056)		44,927,425

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.3%
Federal Home Loan Bank
4.101%	01/02/25	3,216	3,215,189

(cost $3,215,635)

TOTAL SHORT-TERM INVESTMENTS (cost $48,123,691)			48,142,614

TOTAL INVESTMENTS—103.8% (cost $686,206,566)			960,286,801
Liabilities in excess of other assets — (3.8)%			(34,765,896)

NET ASSETS — 100.0%			$925,520,905

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,723,155; cash collateral of $37,468,124 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$9,068,022	$—
Austria	—	1,679,768	—
Belgium	—	1,843,288	—
Brazil	1,833,074	362,664	—
Canada	14,867,561	—	—
China	1,425,109	5,449,557	—
Denmark	—	6,374,364	—
Finland	—	2,039,433	—
France	2,672,026	19,361,552	—
Germany	280,631	15,707,310	—
Hong Kong	—	5,195,548	—
India	3,888,052	—	—
Indonesia	—	498,836	—
Ireland	4,323,851	1,665,128	—
Israel	—	1,003,393	—
Italy	1,944,493	4,735,299	—
Japan	—	45,494,609	—
Netherlands	2,946,283	8,020,801	—
New Zealand	298,001	—	—
Norway	—	1,255,807	—
Singapore	—	1,230,382	—
South Africa	—	328,196	—
South Korea	—	3,185,632	—
Spain	—	7,190,777	—
Sweden	—	5,852,190	—
Switzerland	3,465,307	15,430,792	—
Taiwan	3,461,012	7,697,997	—
United Kingdom	3,046,168	26,738,499	—
United States	652,532,063	17,750,712	—
Short-Term Investments
Affiliated Mutual Funds	44,927,425	—	—
U.S. Government Agency Obligation	—	3,215,189	—

Total	$741,911,056	$218,375,745	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Software	8.4%
Semiconductors & Semiconductor Equipment	7.0
Banks	5.8
Affiliated Mutual Funds (4.0% represents investments purchased with collateral from securities on loan)	4.9
Interactive Media & Services	4.8
Insurance	4.4
Financial Services	4.3
Oil, Gas & Consumable Fuels	4.2
Pharmaceuticals	4.1
Capital Markets	3.9
Aerospace & Defense	3.1
Broadline Retail	2.9
Health Care Equipment & Supplies	2.9
Technology Hardware, Storage & Peripherals	2.8
Machinery	2.7

Electrical Equipment	2.3%
Hotels, Restaurants & Leisure	2.3
Automobiles	2.1
Entertainment	1.9
Health Care Providers & Services	1.9
Chemicals	1.7
Professional Services	1.6
Life Sciences Tools & Services	1.5
Electronic Equipment, Instruments & Components	1.5
Multi-Utilities	1.3
IT Services	1.2
Tobacco	1.1
Personal Care Products	1.1
Household Products	1.0
Ground Transportation	1.0
Specialty Retail	1.0

SEE NOTES TO FINANCIAL STATEMENTS.

A7

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Consumer Staples Distribution & Retail	1.0%
Air Freight & Logistics	0.9
Media	0.9
Industrial Conglomerates	0.8
Construction Materials	0.6
Food Products	0.6
Residential REITs	0.6
Specialized REITs	0.6
Building Products	0.6
Electric Utilities	0.6
Containers & Packaging	0.5
Biotechnology	0.5
Textiles, Apparel & Luxury Goods	0.5
Trading Companies & Distributors	0.5
Passenger Airlines	0.4
Beverages	0.4
U.S. Government Agency Obligation	0.3
Metals & Mining	0.3
Industrial REITs	0.3
Real Estate Management & Development	0.3
Independent Power & Renewable Electricity Producers	0.3

Energy Equipment & Services	0.3%
Health Care Technology	0.2
Diversified Telecommunication Services	0.2
Automobile Components	0.2
Commercial Services & Supplies	0.2
Communications Equipment	0.1
Construction & Engineering	0.1
Household Durables	0.1
Consumer Finance	0.1
Gas Utilities	0.1
Transportation Infrastructure	0.0	*
Marine Transportation	0.0	*
Wireless Telecommunication Services	0.0	*
Diversified REITs	0.0	*

	103.8
Liabilities in excess of other assets	(3.8)

	100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$36,723,155	$(36,723,155)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

PSF GLOBAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $36,723,155:
Unaffiliated investments (cost $641,298,510)	$915,359,376
Affiliated investments (cost $44,908,056)	44,927,425
Foreign currency, at value (cost $1,566,803)	1,559,591
Tax reclaim receivable	1,966,655
Receivable for investments sold	1,479,101
Dividends and interest receivable	785,332
Receivable for Portfolio shares sold	61,879
Receivable from affiliate	2,283
Prepaid expenses	38,329

Total Assets	966,179,971

LIABILITIES
Payable to broker for collateral for securities on loan	37,468,124
Payable for investments purchased	1,174,091
Payable to affiliate	898,004
Management fee payable	566,258
Accrued expenses and other liabilities	373,697
Payable for Portfolio shares purchased	176,593
Affiliated transfer agent fee payable	1,190
Trustees’ fees payable	820
Distribution fee payable	289

Total Liabilities	40,659,066

NET ASSETS	$925,520,905

Net assets were comprised of: Partners’ Equity	$925,520,905

Class I:
Net asset value and redemption price per share, $924,181,825 / 14,545,476 outstanding shares of beneficial interest	$63.54

Class III:
Net asset value and redemption price per share, $1,339,080 / 21,272 outstanding shares of beneficial interest	$62.95

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,129,649 foreign withholding tax, of which $105,799 is reimbursable by an affiliate)	$17,547,551
Affiliated dividend income	545,340
Interest income	206,121
Income from securities lending, net (including affiliated income of $88,096)	120,073

Total income	18,419,085

EXPENSES
Management fee	7,350,831
Distribution fee—Class III	3,308
Custodian and accounting fees	225,653
Interest expense	224,417
Shareholders’ reports	99,817
Professional fees	75,594
Audit fee	41,988
Trustees’ fees	24,190
Transfer agent’s fees and expenses (including affiliated expense of $7,143)	11,943
Miscellaneous	228,506

Total expenses	8,286,247
Less: Fee waivers and/or expense reimbursement	(842,052)

Net expenses	7,444,195

NET INVESTMENT INCOME (LOSS)	10,974,890

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on: Investment transactions (including affiliated of $5,284)	138,326,765
Foreign currency transactions	(111,077)

138,215,688

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(13,021))	696,029
Foreign currencies	(73,359)

622,670

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	138,838,358

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$149,813,248

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$10,974,890	$15,845,393
Net realized gain (loss) on investment and foreign currency transactions	138,215,688	36,504,767
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	622,670	142,310,485

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	149,813,248	194,660,645

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	17,465,316	20,641,883
Portfolio shares purchased	(321,783,089)	(322,780,659)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(304,317,773)	(302,138,776)

TOTAL INCREASE (DECREASE)	(154,504,525)	(107,478,131)
NET ASSETS:
Beginning of year	1,080,025,430	1,187,503,561

End of year	$925,520,905	$1,080,025,430

SEE NOTES TO FINANCIAL STATEMENTS.

A9

PSF GLOBAL PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$55.18	$46.14	$56.82	$48.06	$41.49

Income (Loss) From Investment Operations:
Net investment income (loss)	0.68	0.74	0.63	0.46	0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.68	8.30	(11.31)	8.30	6.16

Total from investment operations	8.36	9.04	(10.68)	8.76	6.57

Net Asset Value, end of year	$63.54	$55.18	$46.14	$56.82	$48.06

Total Return(b)	15.15%	19.59%	(18.80)%	18.23%	15.84%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$924.2	$1,078.9	$1,186.9	$1,518.5	$1,377.0
Average net assets (in millions)	$978.8	$1,072.5	$1,262.8	$1,472.2	$1,190.6
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.76%	0.78%	0.75%	0.74%	0.76%
Expenses before waivers and/or expense reimbursement	0.85%	0.83%	0.79%	0.78%	0.80%
Net investment income (loss)	1.12%	1.48%	1.30%	0.86%	1.01%
Portfolio turnover rate(d)	35%	41%	52%	21%	34%

Class III

				April 26, 2021(e) through December 31, 2021
	Year Ended December 31,
	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$54.80	$45.94	$56.72	$53.13

Income (Loss) From Investment Operations:
Net investment income (loss)	0.53	0.58	0.54	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.62	8.28	(11.32)	3.44

Total from investment operations	8.15	8.86	(10.78)	3.59

Net Asset Value, end of period	$62.95	$54.80	$45.94	$56.72

Total Return(b)	14.87%	19.29%	(19.01)%	6.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.3	$1.1	$0.6	$0.2
Average net assets (in millions)	$1.3	$0.8	$0.5	$0.1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.01%	1.03%	1.00%	0.99	%(f)
Expenses before waivers and/or expense reimbursement	1.10%	1.08%	1.04%	1.03	%(f)
Net investment income (loss)	0.86%	1.15%	1.14%	0.40	%(f)
Portfolio turnover rate(d)	35%	41%	52%	21%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(e)	Commencement of offering.
(f)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A10

PSF MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace & Defense — 2.7%
Axon Enterprise, Inc.*	5,797	$3,445,273
HEICO Corp. (Class A Stock)	36,723	6,833,416
Howmet Aerospace, Inc.	16,651	1,821,120

		12,099,809

Automobiles — 0.5%
Thor Industries, Inc.(a)	24,789	2,372,555

Banks — 0.7%
NU Holdings Ltd. (Brazil) (Class A Stock)*	314,177	3,254,874

Beverages — 0.5%
Constellation Brands, Inc. (Class A Stock)	9,345	2,065,245

Biotechnology — 5.1%
Alnylam Pharmaceuticals, Inc.*	27,041	6,363,018
Exact Sciences Corp.*(a)	24,559	1,379,970
Exelixis, Inc.*(a)	55,998	1,864,733
Insmed, Inc.*	36,295	2,505,807
Natera, Inc.*	44,339	7,018,864
REVOLUTION Medicines, Inc.*(a)	29,545	1,292,298
Vaxcyte, Inc.*	14,409	1,179,521
Viking Therapeutics, Inc.*(a)	28,947	1,164,827

		22,769,038

Building Products — 2.0%
AAON, Inc.(a)	37,229	4,381,109
Simpson Manufacturing Co., Inc.	15,613	2,589,104
Trane Technologies PLC	5,686	2,100,124

		9,070,337

Capital Markets — 11.6%
Ares Management Corp. (Class A Stock)	42,326	7,492,972
Coinbase Global, Inc. (Class A Stock)*	10,474	2,600,694
FactSet Research Systems, Inc.(a)	9,376	4,503,105
Interactive Brokers Group, Inc. (Class A Stock)	31,190	5,510,337
Jefferies Financial Group, Inc.	44,660	3,501,344
LPL Financial Holdings, Inc.	17,760	5,798,817
Moody’s Corp.	5,494	2,600,695
MSCI, Inc.	8,231	4,938,682
Raymond James Financial, Inc.	19,117	2,969,444
Robinhood Markets, Inc. (Class A Stock)*	133,064	4,957,965
TPG, Inc.	35,396	2,224,285
Tradeweb Markets, Inc. (Class A Stock)	35,514	4,649,493

		51,747,833

Commercial Services & Supplies — 1.9%
Cintas Corp.	10,155	1,855,319
Copart, Inc.*	72,029	4,133,744
MSA Safety, Inc.	15,955	2,644,860

		8,633,923

Communications Equipment — 0.4%
Ciena Corp.*(a)	22,745	1,929,003

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering — 2.1%
Comfort Systems USA, Inc.	6,035	$2,559,202
Quanta Services, Inc.(a)	22,096	6,983,441

		9,542,643

Construction Materials — 0.8%
Eagle Materials, Inc.	13,830	3,412,691

Consumer Staples Distribution & Retail — 1.0%
Casey’s General Stores, Inc.	11,072	4,387,059

Distributors — 0.9%
Pool Corp.(a)	12,281	4,187,084

Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc.* .	38,751	4,295,548

Electrical Equipment — 3.7%
AMETEK, Inc.	20,185	3,638,548
GE Vernova, Inc.	5,513	1,813,391
Hubbell, Inc.	6,638	2,780,592
Vertiv Holdings Co. (Class A Stock)	71,474	8,120,161

		16,352,692

Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp. (Class A Stock)	35,539	2,468,184
Teledyne Technologies, Inc.*	6,215	2,884,568

		5,352,752

Energy Equipment & Services — 0.9%
TechnipFMC PLC (United Kingdom)	137,548	3,980,639

Entertainment — 1.0%
Take-Two Interactive Software, Inc.*	24,591	4,526,711

Financial Services — 0.9%
Block, Inc.*	21,440	1,822,186
Rocket Cos., Inc. (Class A Stock)*(a)	184,219	2,074,306

		3,896,492

Ground Transportation — 2.0%
J.B. Hunt Transport Services, Inc.(a)	21,460	3,662,363
Saia, Inc.*	11,731	5,346,169

		9,008,532

Health Care Equipment & Supplies — 2.2%
Cooper Cos., Inc. (The)*	35,671	3,279,235
Dexcom, Inc.*	28,889	2,246,697
IDEXX Laboratories, Inc.*	4,834	1,998,569
Inspire Medical Systems, Inc.*(a)	11,102	2,058,089

		9,582,590

Health Care Providers & Services — 0.9%
McKesson Corp.	7,200	4,103,352

Health Care Technology — 1.1%
Veeva Systems, Inc. (Class A Stock)*	22,487	4,727,892

Hotels, Restaurants & Leisure — 6.9%
Domino’s Pizza, Inc.	9,614	4,035,573
DoorDash, Inc. (Class A Stock)*	29,967	5,026,964
Flutter Entertainment PLC (United Kingdom)*	16,716	4,320,250
Hilton Worldwide Holdings, Inc.	37,064	9,160,738
Las Vegas Sands Corp.(a)	81,212	4,171,049

SEE NOTES TO FINANCIAL STATEMENTS.

A11

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Planet Fitness, Inc. (Class A Stock)*	40,045	$3,959,249

		30,673,823

Household Durables — 0.7%
Garmin Ltd.	14,300	2,949,518

Independent Power & Renewable Electricity Producers — 0.9%
Vistra Corp.	28,175	3,884,487

Insurance — 0.8%
Arthur J. Gallagher & Co.	13,181	3,741,427

IT Services — 4.1%
Gartner, Inc.*	16,034	7,767,992
Globant SA*(a)	22,616	4,849,323
MongoDB, Inc.*	18,047	4,201,522
Snowflake, Inc. (Class A Stock)*	9,731	1,502,563

		18,321,400

Life Sciences Tools & Services — 2.7%
Agilent Technologies, Inc.	15,869	2,131,841
IQVIA Holdings, Inc.*	14,208	2,792,014
Mettler-Toledo International, Inc.*	1,960	2,398,413
West Pharmaceutical Services, Inc.	13,935	4,564,549

		11,886,817

Machinery — 3.2%
Esab Corp.(a)	31,486	3,776,431
Ingersoll Rand, Inc.(a)	27,514	2,488,916
ITT, Inc.	34,319	4,903,499
Westinghouse Air Brake Technologies Corp.	16,431	3,115,153

		14,283,999

Media — 2.3%
Trade Desk, Inc. (The) (Class A Stock)*	85,849	10,089,833

Oil, Gas & Consumable Fuels — 2.2%
Cheniere Energy, Inc.	26,806	5,759,805
EOG Resources, Inc.	33,429	4,097,727

		9,857,532

Personal Care Products — 0.7%
elf Beauty, Inc.*(a)	26,285	3,300,082

Pharmaceuticals — 0.9%
Intra-Cellular Therapies, Inc.*	50,384	4,208,072

Professional Services — 1.1%
Booz Allen Hamilton Holding Corp.	38,972	5,015,696

Semiconductors & Semiconductor Equipment — 5.3%
Entegris, Inc.	44,588	4,416,887
Marvell Technology, Inc.	26,711	2,950,230
Monolithic Power Systems, Inc.(a)	4,498	2,661,467
ON Semiconductor Corp.*	49,172	3,100,295
Onto Innovation, Inc.*	14,277	2,379,548
Rambus, Inc.*	47,112	2,490,340
Teradyne, Inc.	43,382	5,462,661

		23,461,428

Software — 15.4%
AppLovin Corp. (Class A Stock)*(a)	40,923	13,252,095

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Atlassian Corp. (Class A Stock)*	16,651	$4,052,520
Confluent, Inc. (Class A Stock)*	131,370	3,673,105
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	8,258	2,825,557
CyberArk Software Ltd.*	10,420	3,471,423
Datadog, Inc. (Class A Stock)*	52,183	7,456,429
Elastic NV*	16,674	1,652,060
Gitlab, Inc. (Class A Stock)*	27,616	1,556,162
HubSpot, Inc.*	13,545	9,437,750
Nutanix, Inc. (Class A Stock)*	57,812	3,536,938
Palantir Technologies, Inc. (Class A Stock)*(a)	121,143	9,162,045
Palo Alto Networks, Inc.*(a)	12,490	2,272,680
Rubrik, Inc. (Class A Stock)*	28,785	1,881,388
Tyler Technologies, Inc.*	7,196	4,149,502

		68,379,654

Specialty Retail — 5.0%
AutoZone, Inc.*	727	2,327,854
Burlington Stores, Inc.*	18,101	5,159,871
Floor & Decor Holdings, Inc. (Class A Stock)*	21,582	2,151,725
Ross Stores, Inc.	22,221	3,361,371
Tractor Supply Co.(a)	126,545	6,714,478
Ulta Beauty, Inc.*	5,920	2,574,785

		22,290,084

Textiles, Apparel & Luxury Goods — 0.7%
On Holding AG (Switzerland) (Class A Stock)*(a)	53,616	2,936,548

Trading Companies & Distributors — 0.6%
Air Lease Corp.(a)	51,062	2,461,699

TOTAL LONG-TERM INVESTMENTS (cost $324,205,203)		439,041,393

SHORT-TERM INVESTMENTS — 19.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)	6,362,837	6,362,837
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $78,290,132; includes $78,026,683 of cash collateral for securities on loan)(b)(wb)	78,387,833	78,340,801

TOTAL SHORT-TERM INVESTMENTS (cost $84,652,969)		84,703,638

TOTAL INVESTMENTS—117.6% (cost $408,858,172)		523,745,031
Liabilities in excess of other assets — (17.6)%		(78,452,348)

NET ASSETS — 100.0%		$445,292,683

SEE NOTES TO FINANCIAL STATEMENTS.

A12

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $75,843,203; cash collateral of $78,026,683 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$12,099,809	$—	$—
Automobiles	2,372,555	—	—
Banks	3,254,874	—	—
Beverages	2,065,245	—	—
Biotechnology	22,769,038	—	—
Building Products	9,070,337	—	—
Capital Markets	51,747,833	—	—
Commercial Services & Supplies	8,633,923	—	—
Communications Equipment	1,929,003	—	—
Construction & Engineering	9,542,643	—	—
Construction Materials	3,412,691	—	—
Consumer Staples Distribution & Retail	4,387,059	—	—
Distributors	4,187,084	—	—
Diversified Consumer Services	4,295,548	—	—
Electrical Equipment	16,352,692	—	—
Electronic Equipment, Instruments & Components	5,352,752	—	—
Energy Equipment & Services	3,980,639	—	—
Entertainment	4,526,711	—	—
Financial Services	3,896,492	—	—
Ground Transportation	9,008,532	—	—
Health Care Equipment & Supplies	9,582,590	—	—
Health Care Providers & Services	4,103,352	—	—
Health Care Technology	4,727,892	—	—
Hotels, Restaurants & Leisure	30,673,823	—	—
Household Durables	2,949,518	—	—
Independent Power & Renewable Electricity Producers	3,884,487	—	—
Insurance	3,741,427	—	—
IT Services	18,321,400	—	—
Life Sciences Tools & Services	11,886,817	—	—
Machinery	14,283,999	—	—
Media	10,089,833	—	—
Oil, Gas & Consumable Fuels	9,857,532	—	—
Personal Care Products	3,300,082	—	—
Pharmaceuticals	4,208,072	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A13

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Professional Services	$5,015,696	$—	$—
Semiconductors & Semiconductor Equipment	23,461,428	—	—
Software	68,379,654	—	—
Specialty Retail	22,290,084	—	—
Textiles, Apparel & Luxury Goods	2,936,548	—	—
Trading Companies & Distributors	2,461,699	—	—
Short-Term Investments
Affiliated Mutual Funds	84,703,638	—	—

Total	$523,745,031	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Affiliated Mutual Funds (17.5% represents investments purchased with collateral from securities on loan)	19.0%
Software	15.4
Capital Markets	11.6
Hotels, Restaurants & Leisure	6.9
Semiconductors & Semiconductor Equipment	5.3
Biotechnology	5.1
Specialty Retail	5.0
IT Services	4.1
Electrical Equipment	3.7
Machinery	3.2
Aerospace & Defense	2.7
Life Sciences Tools & Services	2.7
Media	2.3
Oil, Gas & Consumable Fuels	2.2
Health Care Equipment & Supplies	2.2
Construction & Engineering	2.1
Building Products	2.0
Ground Transportation	2.0
Commercial Services & Supplies	1.9
Electronic Equipment, Instruments & Components	1.2
Professional Services	1.1
Health Care Technology	1.1
Entertainment	1.0

Consumer Staples Distribution & Retail	1.0%
Diversified Consumer Services	1.0
Pharmaceuticals	0.9
Distributors	0.9
Health Care Providers & Services	0.9
Energy Equipment & Services	0.9
Financial Services	0.9
Independent Power & Renewable Electricity Producers	0.9
Insurance	0.8
Construction Materials	0.8
Personal Care Products	0.7
Banks	0.7
Household Durables	0.7
Textiles, Apparel & Luxury Goods	0.7
Trading Companies & Distributors	0.6
Automobiles	0.5
Beverages	0.5
Communications Equipment	0.4

117.6
Liabilities in excess of other assets	(17.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$75,843,203	$(75,843,203)	$—

(1)  Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of
$75,843,203:
Unaffiliated investments (cost $324,205,203)	$439,041,393
Affiliated investments (cost $84,652,969)	84,703,638
Receivable for Portfolio shares sold	153,889
Tax reclaim receivable	56,439
Dividends receivable	47,341
Prepaid expenses	4,403

Total Assets	524,007,103

LIABILITIES
Payable to broker for collateral for securities on loan	78,026,683
Accrued expenses and other liabilities	379,908
Management fee payable	231,797
Payable for Portfolio shares purchased	66,919
Payable to affiliate	6,717
Affiliated transfer agent fee payable	1,190
Distribution fee payable	624
Trustees’ fees payable	561
Administration fee payable	21

Total Liabilities	78,714,420

NET ASSETS	$445,292,683

Net assets were comprised of:
Partners’ Equity	$445,292,683

Class I:
Net asset value and redemption price per share, $442,434,758 / 14,005,964 outstanding shares of beneficial interest	$31.59

Class II:
Net asset value and redemption price per share, $165,055 / 5,695 outstanding shares of beneficial interest	$28.98

Class III:
Net asset value and redemption price per share, $2,692,870 / 86,024 outstanding shares of beneficial interest	$31.30

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $2,104 foreign withholding tax)	$1,750,616
Affiliated dividend income	314,679
Income from securities lending, net (including affiliated income of $96,495)	98,306

Total income	2,163,601

EXPENSES
Management fee	2,494,196
Distribution fee—Class II	419
Distribution fee—Class III	5,770
Administration fee—Class II	252
Custodian and accounting fees	61,513
Shareholders’ reports	53,578
Professional fees	41,129
Audit fee	30,858
Trustees’ fees	15,212
Transfer agent’s fees and expenses (including affiliated expense of $7,143)	11,943
Miscellaneous	28,130

Total expenses	2,743,000
Less: Fee waivers and/or expense reimbursement	(54,041)

Net expenses	2,688,959

NET INVESTMENT INCOME (LOSS)	(525,358)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(3,358))	43,456,488

Net change in unrealized appreciation (depreciation) on: Investments (including affiliated of $(7,936))	11,752,840

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	55,209,328

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,683,970

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(525,358)	$(181,068)
Net realized gain (loss) on investment transactions.	43,456,488	9,235,904
Net change in unrealized appreciation (depreciation) on investments	11,752,840	64,349,757

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,683,970	73,404,593

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	28,339,826	21,933,711
Portfolio shares purchased	(25,097,747)	(16,715,451)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	3,242,079	5,218,260

TOTAL INCREASE (DECREASE)	57,926,049	78,622,853
NET ASSETS:
Beginning of year	387,366,634	308,743,781

End of year	$445,292,683	$387,366,634

SEE NOTES TO FINANCIAL STATEMENTS.

A15

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$27.65	$22.38	$30.64	$27.68	$18.77

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)	(0.01)	(0.03)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	3.98	5.28	(8.23)	3.04	8.94

Total from investment operations	3.94	5.27	(8.26)	2.96	8.91

Net Asset Value, end of year	$31.59	$27.65	$22.38	$30.64	$27.68

Total Return(b)	14.25%	23.55%	(26.96)%	10.69%	47.47%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$442.4	$385.4	$307.5	$424.7	$382.1
Average net assets (in millions)	$413.2	$341.9	$329.7	$407.5	$302.1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65%	0.65%	0.66%	0.64%	0.67%
Expenses before waivers and/or expense reimbursement	0.66%	0.66%	0.66%	0.64%	0.67%
Net investment income (loss)	(0.12)%	(0.05)%	(0.13)%	(0.28)%	(0.15)%
Portfolio turnover rate(d)	56%	49%	43%	46%	63%

Class II
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$25.47	$20.70	$28.45	$25.81	$17.57

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.14)	(0.10)	(0.12)	(0.19)	(0.10)
Net realized and unrealized gain (loss) on investment transactions	3.65	4.87	(7.63)	2.83	8.34

Total from investment operations	3.51	4.77	(7.75)	2.64	8.24

Net Asset Value, end of year	$28.98	$25.47	$20.70	$28.45	$25.81

Total Return(b)	13.78%	23.04%	(27.24)%	10.23%	46.90%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$0.2	$0.2	$0.2	$0.3	$0.3
Average net assets (in millions)	$0.2	$0.2	$0.2	$0.3	$0.4
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.04%	1.05%	1.06%	1.05%	1.07%
Expenses before waivers and/or expense reimbursement	1.05%	1.06%	1.06%	1.05%	1.07%
Net investment income (loss)	(0.53)%	(0.45)%	(0.54)%	(0.68)%	(0.53)%
Portfolio turnover rate(d)	56%	49%	43%	46%	63%

SEE NOTES TO FINANCIAL STATEMENTS.

A16

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class III

	Year Ended December 31,			April 26, 2021(e) through December 31,
	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period.	$27.47	$22.29	$30.60	$29.77

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.11)	(0.07)	(0.09)	(0.11)
Net realized and unrealized gain (loss) on investment transactions	3.94	5.25	(8.22)	0.94

Total from investment operations	3.83	5.18	(8.31)	0.83

Net Asset Value, end of period	$31.30	$27.47	$22.29	$30.60

Total Return(b)	13.94%	23.24%	(27.16)%	2.79%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.7	$1.8	$1.1	$0.8
Average net assets (in millions)	$2.3	$1.4	$1.0	$0.3
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.90%	0.90%	0.91%	0.88	%(f)
Expenses before waivers and/or expense reimbursement	0.91%	0.91%	0.91%	0.88	%(f)
Net investment income (loss)	(0.38)%	(0.30)%	(0.37)%	(0.53	)%(f)
Portfolio turnover rate(d)	56%	49%	43%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(e)	Commencement of offering.
(f)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

PSF NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS
Agricultural & Farm Machinery — 0.4%
AGCO Corp.(a)	21,400	$2,000,472

Aluminum — 0.2%
Alcoa Corp.	22,901	865,200

Coal & Consumable Fuels — 2.1%
Cameco Corp. (Canada)	156,765	8,056,153
Uranium Energy Corp.*(a)	411,400	2,752,266

		10,808,419

Construction & Engineering — 0.7%
Quanta Services, Inc.	11,792	3,726,862

Construction Materials — 1.0%
Vulcan Materials Co.	19,407	4,992,063

Copper — 1.6%
Freeport-McMoRan, Inc.	168,083	6,400,601
Southern Copper Corp. (Mexico)(a)	17,872	1,628,675

		8,029,276

Diversified Chemicals — 1.0%
BASF SE (Germany)	76,266	3,344,349
Huntsman Corp.	96,387	1,737,858

		5,082,207

Diversified Metals & Mining — 3.9%
Anglo American PLC (South Africa)	70,487	2,084,101
BHP Group Ltd. (Australia)	204,988	5,000,634
Glencore PLC (Australia)*	671,774	2,958,612
Ivanhoe Electric, Inc.*(a)	239,312	1,806,805
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	150,578	1,787,096
MP Materials Corp.*(a)	168,000	2,620,800
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement^(x)	129,100	16
Teck Resources Ltd. (Canada)(Class B Stock)	94,854	3,844,433

		20,102,497

Electric Utilities — 3.0%
Constellation Energy Corp.	11,000	2,460,810
NextEra Energy, Inc.	72,479	5,196,019
NRG Energy, Inc.	18,200	1,642,004
PG&E Corp.	132,555	2,674,960
Southern Co. (The)	43,138	3,551,120

		15,524,913

Electrical Components & Equipment — 0.9%
Hubbell, Inc.	3,361	1,407,889
Schneider Electric SE	12,844	3,197,592

		4,605,481

Fertilizers & Agricultural Chemicals — 1.7%
CF Industries Holdings, Inc.(a)	44,212	3,772,168
Corteva, Inc.(a)	47,200	2,688,512
Mosaic Co. (The)	98,456	2,420,048

		8,880,728

	Shares	Value
COMMON STOCKS (continued)
Forest Products — 1.9%
Louisiana-Pacific Corp.	46,314	$4,795,815
West Fraser Timber Co. Ltd. (Canada)	59,298	5,137,963

		9,933,778

Gold — 3.1%
Agnico Eagle Mines Ltd. (Canada)(a)	36,854	2,882,352
Alamos Gold, Inc. (Canada) (Class A Stock)	212,671	3,921,653
Artemis Gold, Inc. (Canada)*	120,100	1,148,823
Franco-Nevada Corp. (Canada)	29,160	3,426,698
Osisko Gold Royalties Ltd. (Canada)	187,618	3,397,472
Skeena Resources Ltd. (Canada)*	129,000	1,121,778

		15,898,776

Heavy Electrical Equipment — 1.0%
GE Vernova, Inc.	15,419	5,071,772

Industrial Gases — 4.1%
Air Liquide SA (France)	43,889	7,134,585
Linde PLC	33,404	13,985,253

		21,119,838

Industrial Machinery — 0.5%
Stanley Black & Decker, Inc.	33,317	2,675,022

Integrated Oil & Gas — 18.2%
Chevron Corp.	115,601	16,743,649
Exxon Mobil Corp.	270,579	29,106,183
Galp Energia SGPS SA (Portugal)	362,209	6,003,498
Shell PLC	629,928	19,635,488
Suncor Energy, Inc. (Canada)	242,365	8,651,256
TotalEnergies SE (France)	230,747	12,856,041

		92,996,115

Multi-Utilities — 0.4%
Ameren Corp.	20,933	1,865,968

Oil & Gas Drilling — 0.5%
Noble Corp. PLC(a)	81,771	2,567,609

Oil & Gas Equipment & Services — 8.6%
Atlas Energy Solutions, Inc.(a)	143,123	3,174,468
Baker Hughes Co.	193,208	7,925,392
Expro Group Holdings NV*	175,517	2,188,697
Halliburton Co.(a)	116,512	3,167,961
Kodiak Gas Services, Inc.	80,079	3,269,626
Schlumberger NV	261,037	10,008,159
TechnipFMC PLC (United Kingdom)	267,559	7,743,157
Tenaris SA, ADR	88,882	3,358,851
Weatherford International PLC(a)	44,500	3,187,535

		44,023,846

Oil & Gas Exploration & Production — 19.3%
Canadian Natural Resources Ltd. (Canada)	359,164	11,088,872
ConocoPhillips	219,561	21,773,864
Diamondback Energy, Inc.	55,640	9,115,501
EOG Resources, Inc.	106,966	13,111,892
EQT Corp.(a)	197,088	9,087,728
Expand Energy Corp.	90,049	8,964,378
Hess Corp.	21,351	2,839,897

SEE NOTES TO FINANCIAL STATEMENTS.

A18

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Exploration & Production (cont’d.)
Ovintiv, Inc.	113,700	$4,604,850
Permian Resources Corp.	324,769	4,670,178
Range Resources Corp.(a)	180,723	6,502,414
Texas Pacific Land Corp.(a)	2,800	3,096,688
Viper Energy, Inc.(a)	79,192	3,885,951

		98,742,213

Oil & Gas Refining & Marketing — 5.4%
Marathon Petroleum Corp.	76,490	10,670,355
Phillips 66	73,016	8,318,713
Valero Energy Corp.(a)	72,877	8,933,991

		27,923,059

Oil & Gas Storage & Transportation — 10.4%
Enbridge, Inc. (Canada)(a)	262,407	11,133,929
Kinder Morgan, Inc.	123,000	3,370,200
ONEOK, Inc.(a)	97,200	9,758,880
South Bow Corp. (Canada)	141,800	3,346,103
Targa Resources Corp.	60,882	10,867,437
Williams Cos., Inc. (The)	274,584	14,860,486

		53,337,035

Paper Packaging — 1.9%
International Paper Co.(a)	70,530	3,795,925
Packaging Corp. of America	26,689	6,008,494

		9,804,419

Semiconductor Equipment — 0.5%
Entegris, Inc.	27,700	2,743,962

Specialty Chemicals — 4.7%
HB Fuller Co.	32,530	2,195,124
International Flavors & Fragrances, Inc.	46,337	3,917,793
RPM International, Inc.(a)	30,853	3,796,770
Sherwin-Williams Co. (The)	23,122	7,859,862
Shin-Etsu Chemical Co. Ltd. (Japan)	187,300	6,169,125

		23,938,674

Steel — 2.7%
Champion Iron Ltd. (Australia)	734,512	2,607,385
Cleveland-Cliffs, Inc.*	281,057	2,641,936
Steel Dynamics, Inc.	32,009	3,651,267
United States Steel Corp.	54,300	1,845,657
Warrior Met Coal, Inc.	52,677	2,857,200

		13,603,445

TOTAL LONG-TERM INVESTMENTS
(cost $429,304,794)		510,863,649

	Shares	Value

SHORT-TERM INVESTMENTS — 13.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)	2,680,664	$2,680,664
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $67,493,073; includes $67,234,333 of cash collateral for securities on loan)(b)(wb)	67,534,609	67,494,088

TOTAL SHORT-TERM INVESTMENTS (cost $70,173,737)		70,174,752

TOTAL INVESTMENTS—113.4% (cost $499,478,531)		581,038,401
Liabilities in excess of other assets — (13.4)%		(68,681,545)

NET ASSETS — 100.0%		$512,356,856

See the Glossary for a list of the abbreviation(s) used in the annual report:

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $16 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,990,475; cash collateral of $67,234,333 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement^	11/27/07	$1,102,975	$16	0.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A19

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$10,566,631	$—
Canada	68,944,581	—	—
France	—	19,990,626	—
Germany	—	3,344,349	—
Japan	—	6,169,125	—
Mexico	1,628,675	—	—
Portugal	—	6,003,498	—
South Africa	—	2,084,101	16
United Kingdom	7,743,157	—	—
United States	361,555,810	22,833,080	—
Short-Term Investments
Affiliated Mutual Funds	70,174,752	—	—

Total	$510,046,975	$70,991,410	$16

Country Classification:

The country classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

United States (including 13.1% of collateral for securities on loan)	88.7%
Canada	13.4
France	3.9
Australia	2.1
United Kingdom	1.5
Japan	1.2
Portugal	1.2

Germany	0.7%
South Africa	0.4
Mexico	0.3

113.4
Liabilities in excess of other assets	(13.4)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of December 31, 2024, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts
Foreign exchange contracts	$256

SEE NOTES TO FINANCIAL STATEMENTS.

A20

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

For the year ended December 31, 2024, the Portfolio did not have any net change in unrealized appreciation (depreciation) on derivatives in the Statement of Operations.

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Forward Foreign Currency Exchange Contracts - Sold (1)	$73,134

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$65,990,475	$(65,990,475)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $65,990,475:
Unaffiliated investments (cost $429,304,794)	$510,863,649
Affiliated investments (cost $70,173,737)	70,174,752
Foreign currency, at value (cost $335,506)	333,992
Cash	6,177
Tax reclaim receivable	1,668,040
Dividends and interest receivable	335,120
Receivable for Portfolio shares sold	12,062
Receivable from affiliate	182
Prepaid expenses	12,170

Total Assets	583,406,144

LIABILITIES
Payable to broker for collateral for securities on loan	67,234,333
Payable for investments purchased	1,863,051
Payable to affiliate	1,132,543
Accrued expenses and other liabilities	357,552
Payable for Portfolio shares purchased	251,967
Management fee payable	198,356
Distribution fee payable	7,750
Administration fee payable	1,936
Affiliated transfer agent fee payable	1,190
Trustees’ fees payable	610

Total Liabilities	71,049,288

NET ASSETS	$512,356,856

Net assets were comprised of:
Partners’ Equity	$512,356,856

Class I:
Net asset value and redemption price per share, $477,144,258 / 10,708,104 outstanding shares of beneficial interest	$44.56

Class II:
Net asset value and redemption price per share, $14,618,544 / 347,572 outstanding shares of beneficial interest	$42.06

Class III:
Net asset value and redemption price per share, $20,594,054 / 465,894 outstanding shares of beneficial interest	$44.20

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $768,463 foreign withholding tax, of which $8,820 is reimbursable by an affiliate)	$14,943,215
Affiliated dividend income	159,670
Income from securities lending, net (including affiliated income of $116,570)	125,977
Interest income	27,004

Total income	15,255,866

EXPENSES
Management fee	2,498,754
Distribution fee—Class II	67,340
Distribution fee—Class III	59,314
Administration fee—Class II	40,404
Custodian and accounting fees	87,512
Shareholders’ reports	70,177
Professional fees	63,385
Audit fee	30,858
Trustees’ fees	17,420
Transfer agent’s fees and expenses (including affiliated expense of $7,143)	11,943
Miscellaneous	48,365

Total expenses	2,995,472
Less: Fee waivers and/or expense reimbursement	(44,422)

Net expenses	2,951,050

NET INVESTMENT INCOME (LOSS)	12,304,816

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,130))	11,049,697
Forward currency contract transactions	256
Foreign currency transactions	(54,641)

10,995,312

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6,023))	1,924,669
Foreign currencies	(25,506)

1,899,163

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	12,894,475

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,199,291

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$12,304,816	$13,830,257
Net realized gain (loss) on investment and foreign currency transactions	10,995,312	18,889,995
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,899,163	(21,818,020)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,199,291	10,902,232

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	11,346,085	81,300,058
Portfolio shares purchased	(80,827,823)	(73,536,303)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(69,481,738)	7,763,755

TOTAL INCREASE (DECREASE)	(44,282,447)	18,665,987
NET ASSETS:
Beginning of year	556,639,303	537,973,316

End of year	$512,356,856	$556,639,303

SEE NOTES TO FINANCIAL STATEMENTS.

A22

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$42.69	$41.86	$34.30	$27.33	$24.34

Income (Loss) From Investment Operations:
Net investment income (loss)	1.02 (b)	1.13	1.23	0.77	0.49
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.85 (c)	(0.30)	6.33	6.20	2.50

Total from investment operations	1.87	0.83	7.56	6.97	2.99

Net Asset Value, end of year	$44.56	$42.69	$41.86	$34.30	$27.33

Total Return(d)	4.38%	1.98%	22.04%	25.50%	12.28%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$477.1	$497.0	$497.9	$419.2	$351.8
Average net assets (in millions)	$504.6	$482.4	$477.7	$402.7	$284.9
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.50%	0.50%	0.49%	0.50%	0.54%
Expenses before waivers and/or expense reimbursement	0.51%	0.51%	0.50%	0.51%	0.55%
Net investment income (loss)	2.24%	2.68%	3.14%	2.39%	2.28%
Portfolio turnover rate(f)	27%	94%	109%	79%	136%

Class II
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$40.46	$39.83	$32.77	$26.21	$23.44

Income (Loss) From Investment Operations:
Net investment income (loss)	0.79	0.92	1.04	0.58	0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.81	(0.29)	6.02	5.98	2.36

Total from investment operations	1.60	0.63	7.06	6.56	2.77

Net Asset Value, end of year	$42.06	$40.46	$39.83	$32.77	$26.21

Total Return(d)	3.95%	1.58%	21.54%	25.03%	11.82%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$14.6	$35.0	$34.0	$25.6	$32.5
Average net assets (in millions)	$26.9	$34.5	$33.5	$27.8	$37.6
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.90%	0.90%	0.89%	0.90%	0.94%
Expenses before waivers and/or expense reimbursement	0.91%	0.91%	0.90%	0.91%	0.95%
Net investment income (loss)	1.85%	2.28%	2.77%	1.89%	2.05%
Portfolio turnover rate(f)	27%	94%	109%	79%	136%

SEE NOTES TO FINANCIAL STATEMENTS.

A23

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class III
	Year Ended December 31,			April 26, 2021(g) through December 31,
	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$42.46	$41.73	$34.24	$31.02

Income (Loss) From Investment Operations:
Net investment income (loss)	0.91 (b)	0.86	1.17	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.83 (c)	(0.13)	6.32	3.02

Total from investment operations	1.74	0.73	7.49	3.22

Net Asset Value, end of period	$44.20	$42.46	$41.73	$34.24

Total Return(d)	4.10%	1.75%	21.88%	10.38%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$20.6	$24.7	$6.1	$1.0
Average net assets (in millions)	$23.7	$5.9	$3.7	$0.3
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.75%	0.76%	0.73%	0.72	%(h)
Expenses before waivers and/or expense reimbursement	0.76%	0.77%	0.74%	0.73	%(h)
Net investment income (loss)	2.01%	1.99%	2.95%	0.82	%(h)
Portfolio turnover rate(f)	27%	94%	109%	79%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(g)	Commencement of offering.
(h)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 90.1%
COMMON STOCKS — 49.6%
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.*	1,900	$1,129,208
Boeing Co. (The)*	19,750	3,495,750
Dassault Aviation SA (France)	30	6,130
General Dynamics Corp.	6,800	1,791,732
General Electric Co.	28,678	4,783,204
Howmet Aerospace, Inc.	10,780	1,179,009
Huntington Ingalls Industries, Inc.	1,000	188,970
Kongsberg Gruppen ASA (Norway)	314	35,327
L3Harris Technologies, Inc.	4,970	1,045,092
Lockheed Martin Corp.	5,620	2,730,983
MTU Aero Engines AG (Germany)	24	8,016
Northrop Grumman Corp.	3,562	1,671,611
Rheinmetall AG (Germany)	35	22,362
Rolls-Royce Holdings PLC (United Kingdom)*	22,445	159,166
RTX Corp.	35,155	4,068,136
Safran SA (France)	538	117,880
Textron, Inc.	4,900	374,801
TransDigm Group, Inc.	1,480	1,875,574

		24,682,951

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	3,200	330,624
Expeditors International of Washington, Inc.	4,000	443,080
FedEx Corp.	5,980	1,682,353
United Parcel Service, Inc. (Class B Stock)	19,400	2,446,340

		4,902,397

Automobile Components — 0.0%
Aptiv PLC (United Kingdom)*	6,200	374,976
BorgWarner, Inc.	6,200	197,098
Cie Generale des Etablissements Michelin SCA (France)	598	19,677
Sumitomo Electric Industries Ltd. (Japan)	2,800	50,057
Toyo Tire Corp. (Japan)	1,200	18,457

		660,265

Automobiles — 1.2%
Ferrari NV (Italy)	123	52,484
Ford Motor Co.	103,385	1,023,512
General Motors Co.	29,700	1,582,119
Subaru Corp. (Japan)	5,800	103,056
Suzuki Motor Corp. (Japan)	3,200	35,854
Tesla, Inc.*	73,820	29,811,469
Toyota Motor Corp. (Japan)	3,700	72,243

		32,680,737

Banks — 1.7%
ABN AMRO Bank NV (Netherlands), 144A, CVA	1,283	19,799
AIB Group PLC (Ireland)	10,698	59,159
ANZ Group Holdings Ltd. (Australia)	3,408	60,048
Banco Bilbao Vizcaya Argentaria SA (Spain)	1,664	16,281

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Banco BPM SpA (Italy)	5,194	$42,054
Banco Santander SA (Spain)	13,259	61,339
Bank Leumi Le-Israel BM (Israel)	1,360	16,180
Bank of America Corp.	176,541	7,758,977
Barclays PLC (United Kingdom)	29,823	99,764
BNP Paribas SA (France)	756	46,416
BOC Hong Kong Holdings Ltd. (China)	2,000	6,386
BPER Banca SpA (Italy)	4,080	26,022
CaixaBank SA (Spain)	7,144	38,786
Citigroup, Inc.	50,035	3,521,964
Citizens Financial Group, Inc.	11,800	516,368
Commonwealth Bank of Australia (Australia)	654	61,882
Credit Agricole SA (France)	2,847	39,173
DBS Group Holdings Ltd. (Singapore)	2,100	67,296
Erste Group Bank AG (Austria)	950	58,801
Fifth Third Bancorp(a)	17,721	749,244
HSBC Holdings PLC (United Kingdom)	15,287	150,166
Huntington Bancshares, Inc.	39,336	639,997
ING Groep NV (Netherlands)	2,130	33,381
Intesa Sanpaolo SpA (Italy)	26,123	104,775
JPMorgan Chase & Co.	74,445	17,845,211
KeyCorp.	25,100	430,214
M&T Bank Corp.	4,505	846,985
Mitsubishi UFJ Financial Group, Inc. (Japan)	10,400	121,417
NatWest Group PLC (United Kingdom)	11,675	58,506
Nordea Bank Abp (Finland)	4,321	47,145
Oversea-Chinese Banking Corp. Ltd. (Singapore)	1,600	19,541
PNC Financial Services Group, Inc. (The)	10,433	2,012,004
Regions Financial Corp.	25,203	592,775
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,800	43,200
Truist Financial Corp.	35,401	1,535,695
U.S. Bancorp	41,285	1,974,662
UniCredit SpA (Italy)	2,834	113,497
Wells Fargo & Co.	88,064	6,185,615
Westpac Banking Corp. (Australia)	4,865	97,110

		46,117,835

Beverages — 0.6%
Brown-Forman Corp. (Class B Stock)(a)	5,275	200,345
Carlsberg A/S (Denmark) (Class B Stock)	90	8,644
Coca-Cola Co. (The)	104,201	6,487,554
Coca-Cola HBC AG (Italy)*	184	6,286
Constellation Brands, Inc. (Class A Stock)	4,140	914,940
Keurig Dr. Pepper, Inc.	29,800	957,176
Molson Coors Beverage Co. (Class B Stock)	5,000	286,600
Monster Beverage Corp.*	18,600	977,616
PepsiCo, Inc.	36,307	5,520,842

		15,360,003

SEE NOTES TO FINANCIAL STATEMENTS.

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Biotechnology — 0.8%
AbbVie, Inc.	46,701	$8,298,768
Amgen, Inc.	14,137	3,684,667
Biogen, Inc.*	3,860	590,271
CSL Ltd.	128	22,330
Gilead Sciences, Inc.	32,900	3,038,973
Incyte Corp.*	4,440	306,671
Moderna, Inc.*	9,550	397,089
Regeneron Pharmaceuticals, Inc.*	2,800	1,994,524
Vertex Pharmaceuticals, Inc.*	6,800	2,738,360

		21,071,653

Broadline Retail — 2.1%
Amazon.com, Inc.*	247,600	54,320,964
eBay, Inc.	12,600	780,570
Next PLC (United Kingdom)	360	42,704
Prosus NV (China)*	998	39,667

		55,183,905

Building Products — 0.3%
A.O. Smith Corp.	3,300	225,093
AGC, Inc. (Japan)	1,100	32,132
Allegion PLC	2,533	331,012
Builders FirstSource, Inc.*	3,000	428,790
Carrier Global Corp.	22,202	1,515,509
Cie de Saint-Gobain SA (France)	1,418	126,006
Geberit AG (Switzerland)	10	5,671
Johnson Controls International PLC	17,622	1,390,905
Lennox International, Inc.	840	511,812
Masco Corp.	5,800	420,906
ROCKWOOL A/S (Denmark) (Class B Stock)	41	14,589
Trane Technologies PLC	5,900	2,179,165

		7,181,590

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	2,385	106,164
Ameriprise Financial, Inc.	2,560	1,363,021
Amundi SA (France), 144A	582	38,732
Bank of New York Mellon Corp. (The)	19,458	1,494,958
Blackrock, Inc.	3,850	3,946,673
Blackstone, Inc.	19,000	3,275,980
Cboe Global Markets, Inc.	2,800	547,120
Charles Schwab Corp. (The)	39,550	2,927,095
CME Group, Inc.	9,500	2,206,185
Deutsche Bank AG (Germany)	5,322	91,841
Euronext NV (Netherlands), 144A	304	34,105
FactSet Research Systems, Inc.(a)	1,000	480,280
Franklin Resources, Inc.	8,700	176,523
Goldman Sachs Group, Inc. (The)	8,300	4,752,746
Intercontinental Exchange, Inc.	15,155	2,258,247
Invesco Ltd.	12,400	216,752
Investec PLC (United Kingdom)	1,014	6,893
KKR & Co., Inc.	17,800	2,632,798
Magellan Financial Group Ltd. (Australia)	1,225	8,406
MarketAxess Holdings, Inc.	1,020	230,561
Moody’s Corp.	4,130	1,955,018
Morgan Stanley	32,919	4,138,577

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
MSCI, Inc.	2,060	$1,236,021
Nasdaq, Inc.	10,800	834,948
Nomura Holdings, Inc. (Japan)	17,000	98,631
Northern Trust Corp.	5,300	543,250
Plus500 Ltd. (Israel)	224	7,594
Raymond James Financial, Inc.	4,850	753,351
S&P Global, Inc.	8,440	4,203,373
Singapore Exchange Ltd. (Singapore)	3,200	29,829
State Street Corp.	7,700	755,755
T. Rowe Price Group, Inc.(a)	5,800	655,922
UBS Group AG (Switzerland)	2,873	87,962

		42,095,311

Chemicals — 0.6%
Air Products & Chemicals, Inc.	5,900	1,711,236
Albemarle Corp.(a)	3,100	266,848
Celanese Corp.	2,800	193,788
CF Industries Holdings, Inc.	4,700	401,004
Corteva, Inc.(a)	18,247	1,039,349
Dow, Inc.	18,547	744,291
DuPont de Nemours, Inc.	10,947	834,709
Eastman Chemical Co.(a)	3,100	283,092
Ecolab, Inc.	6,600	1,546,512
Evonik Industries AG (Germany)	351	6,101
FMC Corp.	3,400	165,274
Givaudan SA (Switzerland)	3	13,114
International Flavors & Fragrances, Inc.	6,900	583,395
Linde PLC	12,700	5,317,109
LyondellBasell Industries NV (Class A Stock)	6,800	505,036
Mosaic Co. (The)	9,200	226,136
Nitto Denko Corp. (Japan)	1,100	18,391
Orica Ltd. (Australia)	2,456	25,178
PPG Industries, Inc.	6,100	728,645
Sherwin-Williams Co. (The)	6,150	2,090,569
Solvay SA (Belgium)	1,592	51,469

		16,751,246

Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	7,224	85,916
Cintas Corp.	9,020	1,647,954
Copart, Inc.*	23,600	1,354,404
Republic Services, Inc.	5,465	1,099,449
Rollins, Inc.	7,400	342,990
Veralto Corp.	6,633	675,571
Waste Management, Inc.	9,842	1,986,017

		7,192,301

Communications Equipment — 0.5%
Arista Networks, Inc.*	27,200	3,006,416
Cisco Systems, Inc.	106,700	6,316,640
F5, Inc.*	1,500	377,205
Juniper Networks, Inc.	8,700	325,815
Motorola Solutions, Inc.	4,409	2,037,972
Nokia OYJ (Finland)	15,347	67,886
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	4,644	37,609

		12,169,543

SEE NOTES TO FINANCIAL STATEMENTS.

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	1,122	$56,226
Eiffage SA (France)	960	84,184
Quanta Services, Inc.	3,800	1,200,990
Vinci SA (France)	767	78,968

		1,420,368

Construction Materials — 0.1%
Buzzi SpA (Italy)	182	6,718
Heidelberg Materials AG (Germany)	850	105,029
Holcim AG*	1,050	101,099
Martin Marietta Materials, Inc.	1,600	826,400
Vulcan Materials Co.	3,400	874,582

		1,913,828

Consumer Finance — 0.3%
American Express Co.	14,600	4,333,134
Capital One Financial Corp.	10,061	1,794,078
Discover Financial Services	6,540	1,132,924
Synchrony Financial	10,472	680,680

		7,940,816

Consumer Staples Distribution & Retail — 1.0%
Carrefour SA (France)	4,056	57,728
Coles Group Ltd. (Australia)	4,315	50,371
Colruyt Group NV (Belgium)	174	6,548
Costco Wholesale Corp.	11,700	10,720,359
Dollar General Corp.	6,000	454,920
Dollar Tree, Inc.*	5,465	409,547
Kesko OYJ (Finland) (Class B Stock)	741	13,981
Koninklijke Ahold Delhaize NV (Netherlands)	3,312	108,234
Kroger Co. (The)(a)	17,592	1,075,751
Sysco Corp.(a)	13,000	993,980
Target Corp.	12,160	1,643,789
Tesco PLC (United Kingdom)	12,167	55,960
Walgreens Boots Alliance, Inc.	18,900	176,337
Walmart, Inc.	115,000	10,390,250

		26,157,755

Containers & Packaging — 0.1%
Amcor PLC	40,850	384,398
Avery Dennison Corp.	2,100	392,973
Ball Corp.	8,300	457,579
International Paper Co.	9,173	493,691
Packaging Corp. of America	2,300	517,799
Smurfit WestRock PLC(a)	13,044	702,550

		2,948,990

Distributors — 0.0%
Genuine Parts Co.	3,700	432,012
LKQ Corp.	6,900	253,575
Pool Corp.	880	300,027

		985,614

Diversified REITs — 0.0%
GPT Group (The) (Australia)	8,447	22,755

	Shares	Value

COMMON STOCKS (continued)
Diversified REITs (cont’d.)
Stockland (Australia)	1,757	$5,212

		27,967

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	189,936	4,324,843
Deutsche Telekom AG (Germany)	5,947	178,190
Koninklijke KPN NV (Netherlands)	19,452	70,931
Orange SA (France)	3,704	36,958
Telstra Group Ltd. (Australia)	3,256	8,069
Verizon Communications, Inc.	111,476	4,457,925

		9,076,916

Electric Utilities — 0.7%
Alliant Energy Corp.	6,800	402,152
American Electric Power Co., Inc.	14,060	1,296,754
Chubu Electric Power Co., Inc. (Japan)	3,900	40,915
Constellation Energy Corp.	8,204	1,835,317
Duke Energy Corp.	20,361	2,193,694
Edison International	10,200	814,368
Enel SpA (Italy)	12,923	92,221
Entergy Corp.	11,200	849,184
Evergy, Inc.	6,100	375,455
Eversource Energy	9,800	562,814
Exelon Corp.	26,413	994,185
FirstEnergy Corp.	13,856	551,192
Fortum OYJ (Finland)	1,944	27,213
Iberdrola SA (Spain)	8,260	113,825
Kansai Electric Power Co., Inc. (The) (Japan)	1,800	19,951
NextEra Energy, Inc.	54,400	3,899,936
NRG Energy, Inc.	5,600	505,232
PG&E Corp.	57,800	1,166,404
Pinnacle West Capital Corp.(a)	3,200	271,264
PPL Corp.	20,200	655,692
Shikoku Electric Power Co., Inc. (Japan)	700	5,460
Southern Co. (The)	28,900	2,379,048
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	9,100	27,201
Xcel Energy, Inc.	15,210	1,026,979

		20,106,456

Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	3,309	178,681
AMETEK, Inc.	6,100	1,099,586
Eaton Corp. PLC	10,337	3,430,540
Emerson Electric Co.	15,100	1,871,343
Fujikura Ltd. (Japan)	1,100	44,908
GE Vernova, Inc.	7,194	2,366,323
Generac Holdings, Inc.*	1,600	248,080
Hubbell, Inc.	1,400	586,446
Legrand SA (France)	304	29,571
Nidec Corp. (Japan)	1,000	17,962
Rockwell Automation, Inc.	3,100	885,949
Schneider Electric SE	629	156,593
Siemens Energy AG (Germany)*	815	43,253

		10,959,235

SEE NOTES TO FINANCIAL STATEMENTS.

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	31,900	$2,215,455
CDW Corp.	3,450	600,438
Corning, Inc.	20,400	969,408
Jabil, Inc.	3,100	446,090
Keysight Technologies, Inc.*	4,700	754,961
TDK Corp. (Japan)	6,000	77,272
TE Connectivity PLC (Switzerland)	7,900	1,129,463
Teledyne Technologies, Inc.*	1,160	538,391
Trimble, Inc.*	6,800	480,488
Yokogawa Electric Corp. (Japan)	300	6,381
Zebra Technologies Corp. (Class A Stock)*	1,370	529,121

		7,747,468

Energy Equipment & Services — 0.1%
Baker Hughes Co.	26,898	1,103,356
Halliburton Co.(a)	23,900	649,841
Schlumberger NV	37,524	1,438,670

		3,191,867

Entertainment — 0.7%
CTS Eventim AG & Co. KGaA (Germany)	306	25,868
Electronic Arts, Inc.	6,300	921,690
Konami Group Corp. (Japan)	700	65,499
Live Nation Entertainment, Inc.*	4,100	530,950
Netflix, Inc.*	11,310	10,080,829
Sea Ltd. (Singapore), ADR*	1,100	116,710
Spotify Technology SA*	100	44,738
Take-Two Interactive Software, Inc.*	4,300	791,544
Walt Disney Co. (The)	47,982	5,342,796
Warner Bros Discovery, Inc.*	59,076	624,433

		18,545,057

Financial Services — 2.2%
Apollo Global Management, Inc.	11,800	1,948,888
Berkshire Hathaway, Inc. (Class B Stock)*	48,455	21,963,682
Corpay, Inc.*	1,700	575,314
Fidelity National Information Services, Inc.	14,400	1,163,088
Financial Partners Group Co. Ltd. (Japan)	1,100	20,064
Fiserv, Inc.*	15,000	3,081,300
Global Payments, Inc.	6,877	770,637
Investor AB (Sweden) (Class B Stock)	4,479	118,635
Jack Henry & Associates, Inc.	1,900	333,070
Mastercard, Inc. (Class A Stock)	21,850	11,505,555
PayPal Holdings, Inc.*	26,500	2,261,775
Visa, Inc. (Class A Stock)	45,700	14,443,028

		58,185,036

Food Products — 0.3%
Archer-Daniels-Midland Co.(a)	12,826	647,969
Associated British Foods PLC (United Kingdom)	1,522	38,824
Bunge Global SA	3,800	295,488
Conagra Brands, Inc.	13,500	374,625

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
General Mills, Inc.	14,700	$937,419
Hershey Co. (The)(a)	3,900	660,465
Hormel Foods Corp.	8,400	263,508
J.M. Smucker Co. (The)	2,900	319,348
Kellanova	7,600	615,372
Kraft Heinz Co. (The)	22,967	705,317
Lamb Weston Holdings, Inc.(a)	4,000	267,320
McCormick & Co., Inc.	6,540	498,610
Mondelez International, Inc. (Class A Stock)	35,353	2,111,635
Nestle SA	1,721	141,196
Nippn Corp. (Japan)	500	6,929
The Campbell’s Co.	5,700	238,716
Tyson Foods, Inc. (Class A Stock)	7,700	442,288
WH Group Ltd. (Hong Kong), 144A	107,000	82,458
Wilmar International Ltd. (China)	25,100	56,970

		8,704,457

Gas Utilities — 0.0%
Atmos Energy Corp.(a)	4,100	571,007

Ground Transportation — 0.4%
CSX Corp.	51,300	1,655,451
J.B. Hunt Transport Services, Inc.	2,000	341,320
Norfolk Southern Corp.	6,000	1,408,200
Old Dominion Freight Line, Inc.	4,830	852,012
Uber Technologies, Inc.*	55,600	3,353,792
Union Pacific Corp.	16,060	3,662,322

		11,273,097

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	46,050	5,208,715
Align Technology, Inc.*	1,840	383,658
Baxter International, Inc.	13,800	402,408
Becton, Dickinson & Co.	7,610	1,726,481
Boston Scientific Corp.*	38,967	3,480,532
Cooper Cos., Inc. (The)*	5,460	501,938
Dexcom, Inc.*	10,560	821,251
Edwards Lifesciences Corp.*	15,900	1,177,077
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,559	55,001
GE HealthCare Technologies, Inc.	12,092	945,353
Hologic, Inc.*	6,100	439,749
Hoya Corp. (Japan)	400	49,643
IDEXX Laboratories, Inc.*	2,100	868,224
Insulet Corp.*	1,800	469,926
Intuitive Surgical, Inc.*	9,380	4,895,985
Medtronic PLC.	33,890	2,707,133
ResMed, Inc.(a)	3,900	891,891
Solventum Corp.*	3,570	235,834
STERIS PLC	2,650	544,734
Stryker Corp.	9,000	3,240,450
Teleflex, Inc.	1,200	213,576
Zimmer Biomet Holdings, Inc.	5,300	559,839

		29,819,398

Health Care Providers & Services — 1.0%
Ambea AB (Sweden), 144A	2,516	21,921
Cardinal Health, Inc.	6,450	762,841

SEE NOTES TO FINANCIAL STATEMENTS.

A28

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Cencora, Inc.	4,700	$1,055,996
Centene Corp.*	13,250	802,685
Cigna Group (The)	7,400	2,043,436
CVS Health Corp.	33,283	1,494,074
DaVita, Inc.*	1,200	179,460
EBOS Group Ltd. (Australia)	273	5,659
Elevance Health, Inc.	6,020	2,220,778
Fresenius Medical Care AG (Germany)	1,292	58,826
HCA Healthcare, Inc.	5,000	1,500,750
Henry Schein, Inc.*	3,500	242,200
Humana, Inc.	3,210	814,409
Labcorp Holdings, Inc.	2,100	481,572
McKesson Corp.	3,350	1,909,198
Medipal Holdings Corp. (Japan)	700	10,527
Molina Healthcare, Inc.*	1,550	451,128
Quest Diagnostics, Inc.	3,000	452,580
Ship Healthcare Holdings, Inc. (Japan)	400	5,589
UnitedHealth Group, Inc.	24,460	12,373,336
Universal Health Services, Inc. (Class B Stock)	1,600	287,072

		27,174,037

Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	4,180	407,759
Healthpeak Properties, Inc.	18,600	377,022
Ventas, Inc.	10,868	640,017
Welltower, Inc.	15,600	1,966,068

		3,390,866

Health Care Technology — 0.0%

Pro Medicus Ltd. (Australia)	138	21,317

Hotel & Resort REITs — 0.0%

Host Hotels & Resorts, Inc.	19,682	344,829

Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	156	7,587
Airbnb, Inc. (Class A Stock)*	11,600	1,524,356
Aristocrat Leisure Ltd. (Australia)	1,416	59,798
Booking Holdings, Inc.	880	4,372,210
Caesars Entertainment, Inc.*	5,900	197,178
Carnival Corp.*	27,300	680,316
Chipotle Mexican Grill, Inc.*	36,200	2,182,860
Darden Restaurants, Inc.	3,050	569,405
Domino’s Pizza, Inc.	820	344,203
Expedia Group, Inc.*	3,350	624,206
Hilton Worldwide Holdings, Inc.	6,300	1,557,108
La Francaise des Jeux SACA (France), 144A.	1,700	65,468
Las Vegas Sands Corp.	9,150	469,944
Marriott International, Inc. (Class A Stock)	6,128	1,709,344
McDonald’s Corp.	19,200	5,565,888
MGM Resorts International*	6,400	221,760
Norwegian Cruise Line Holdings Ltd.*	12,000	308,760
Royal Caribbean Cruises Ltd.	6,500	1,499,485
Starbucks Corp.	30,000	2,737,500
TUI AG (Germany)*	945	8,195
Wynn Resorts Ltd.	2,500	215,400
Yum! Brands, Inc.	7,400	992,784

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Zensho Holdings Co. Ltd. (Japan)	400	$22,653

		25,936,408

Household Durables — 0.2%
Breville Group Ltd. (Australia)	324	7,077
D.R. Horton, Inc.	7,800	1,090,596
Garmin Ltd.	4,000	825,040
JVCKenwood Corp. (Japan)	1,900	20,923
Lennar Corp. (Class A Stock)	6,400	872,768
Mohawk Industries, Inc.*	1,340	159,634
NVR, Inc.*	80	654,312
PulteGroup, Inc.	5,422	590,456
Sony Group Corp. (Japan)	6,100	128,561

		4,349,367

Household Products — 0.6%
Church & Dwight Co., Inc.	6,500	680,615
Clorox Co. (The)	3,300	535,953
Colgate-Palmolive Co.	21,600	1,963,656
Essity AB (Sweden) (Class B Stock)	3,867	103,397
Henkel AG & Co. KGaA (Germany)	78	6,010
Kimberly-Clark Corp.	9,200	1,205,568
Procter & Gamble Co. (The)	62,325	10,448,786
Reckitt Benckiser Group PLC (United Kingdom)	579	35,047

		14,979,032

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	19,500	250,965
Vistra Corp.	9,100	1,254,617

		1,505,582

Industrial Conglomerates — 0.2%
3M Co.	14,480	1,869,223
Hitachi Ltd. (Japan)	4,500	110,205
Honeywell International, Inc.	17,212	3,888,019
Sekisui Chemical Co. Ltd. (Japan)	400	6,849
Siemens AG (Germany)	725	141,371

		6,015,667

Industrial REITs — 0.1%
Goodman Group (Australia)	3,650	80,234
Prologis, Inc.	24,484	2,587,959

		2,668,193

Insurance — 1.0%
Aflac, Inc.	13,300	1,375,752
Ageas SA/NV (Belgium)	1,624	78,959
AIA Group Ltd. (Hong Kong)	11,400	81,885
Allianz SE (Germany)	235	72,230
Allstate Corp. (The)	6,900	1,330,251
American International Group, Inc.	16,439	1,196,759
Aon PLC (Class A Stock)	5,800	2,083,128
Arch Capital Group Ltd.	9,900	914,265
Arthur J. Gallagher & Co.	6,600	1,873,410
Assurant, Inc.	1,300	277,186
Aviva PLC (United Kingdom)	14,533	85,179
AXA SA (France)	4,012	142,786

SEE NOTES TO FINANCIAL STATEMENTS.

A29

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
Brown & Brown, Inc.	6,200	$632,524
Chubb Ltd.	10,286	2,842,022
Cincinnati Financial Corp.	4,137	594,487
Erie Indemnity Co. (Class A Stock)	700	288,561
Everest Group Ltd.	1,040	376,958
Globe Life, Inc.	2,225	248,132
Hannover Rueck SE (Germany)	51	12,771
Hartford Financial Services Group, Inc. (The)	7,700	842,380
Insurance Australia Group Ltd.
(Australia)	2,280	11,925
Japan Post Insurance Co. Ltd. (Japan)	1,500	27,552
Loews Corp.	4,975	421,333
Marsh & McLennan Cos., Inc.	13,000	2,761,330
Medibank Private Ltd. (Australia)	33,584	78,717
MetLife, Inc.	15,550	1,273,234
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	193	97,565
Principal Financial Group, Inc.	5,600	433,496
Progressive Corp. (The)	15,500	3,713,955
QBE Insurance Group Ltd. (Australia)	1,518	18,028
Sompo Holdings, Inc. (Japan)	3,600	93,277
Suncorp Group Ltd. (Australia)	520	6,109
Talanx AG (Germany)	81	6,889
Travelers Cos., Inc. (The)	6,035	1,453,771
Unipol Gruppo SpA (Italy)	2,990	37,341
W.R. Berkley Corp.	8,100	474,012
Willis Towers Watson PLC	2,540	795,630
Zurich Insurance Group AG (Switzerland)	23	13,680

		27,067,469

Interactive Media & Services — 3.2%
Alphabet, Inc. (Class A Stock)	154,600	29,265,780
Alphabet, Inc. (Class C Stock)	125,860	23,968,778
Match Group, Inc.*	6,600	215,886
Meta Platforms, Inc. (Class A Stock)	57,670	33,766,362
Scout24 SE (Germany), 144A	150	13,236

		87,230,042

IT Services — 0.6%
Accenture PLC (Ireland) (Class A Stock)	16,500	5,804,535
Akamai Technologies, Inc.*	4,200	401,730
Cognizant Technology Solutions Corp. (Class A Stock)	13,100	1,007,390
EPAM Systems, Inc.*	1,540	360,083
Gartner, Inc.*	2,040	988,319
GoDaddy, Inc. (Class A Stock)*(a)	3,700	730,269
International Business Machines Corp.(a)	24,400	5,363,852
VeriSign, Inc.*	2,300	476,008
Wix.com Ltd. (Israel)*	400	85,820

		15,218,006

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	4,100	97,765

	Shares	Value
COMMON STOCKS (continued)
Leisure Products (cont’d.)
Hasbro, Inc.	3,600	$201,276
Tomy Co. Ltd. (Japan)	500	14,321

		313,362

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	7,714	1,036,299
Bio-Techne Corp.	4,400	316,932
Charles River Laboratories International, Inc.*	1,360	251,056
Danaher Corp.	17,000	3,902,350
IQVIA Holdings, Inc.*	4,600	903,946
Mettler-Toledo International, Inc.*	560	685,261
Revvity, Inc.(a)	3,400	379,474
Thermo Fisher Scientific, Inc.	10,120	5,264,727
Waters Corp.*	1,600	593,568
West Pharmaceutical Services, Inc.	1,800	589,608

		13,923,221

Machinery — 0.8%
Alfa Laval AB (Sweden)	498	20,844
Atlas Copco AB (Sweden) (Class B Stock)	1,156	15,619
Caterpillar, Inc.	12,800	4,643,328
Cummins, Inc.	3,550	1,237,530
Deere & Co.	6,840	2,898,108
Dover Corp.	3,600	675,360
FANUC Corp. (Japan)	2,000	52,246
Fortive Corp.	9,450	708,750
GEA Group AG (Germany)	889	44,159
Glory Ltd. (Japan)	400	6,540
IDEX Corp.	1,910	399,744
Illinois Tool Works, Inc.(a)	7,100	1,800,276
Ingersoll Rand, Inc.(a)	10,800	976,968
Knorr-Bremse AG (Germany)	75	5,444
Komatsu Ltd. (Japan)	2,200	59,933
Makita Corp. (Japan)	2,000	60,818
Namura Shipbuilding Co. Ltd. (Japan)	800	8,695
Nordson Corp.	1,300	272,012
Otis Worldwide Corp.	10,701	991,019
PACCAR, Inc.	13,814	1,436,932
Parker-Hannifin Corp.	3,405	2,165,682
Pentair PLC	4,577	460,629
Rational AG (Germany)	25	21,413
Schindler Holding AG (Switzerland)	21	5,729
Schindler Holding AG (Switzerland) (Part. Cert.)	31	8,565
Snap-on, Inc.	1,300	441,324
Stanley Black & Decker, Inc.	4,247	340,992
Volvo AB (Sweden) (Class B Stock)	519	12,613
Wartsila OYJ Abp (Finland)	2,331	41,312
Westinghouse Air Brake Technologies Corp.	4,551	862,824
Xylem, Inc.	6,500	754,130

		21,429,538

Marine Transportation — 0.0%

Kawasaki Kisen Kaisha Ltd. (Japan)	7,000	99,588

SEE NOTES TO FINANCIAL STATEMENTS.

A30

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*(a)	2,660	$911,768
Comcast Corp. (Class A Stock)	100,980	3,789,779
Fox Corp. (Class A Stock)	5,800	281,764
Fox Corp. (Class B Stock)	3,733	170,747
Interpublic Group of Cos., Inc. (The)	10,731	300,683
News Corp. (Class A Stock)	10,875	299,497
News Corp. (Class B Stock)	3,500	106,505
Omnicom Group, Inc.(a)	5,100	438,804
Paramount Global (Class B Stock)(a)	14,030	146,754
Publicis Groupe SA (France)	954	101,563

		6,547,864

Metals & Mining — 0.2%
BHP Group Ltd. (Australia)	6,996	170,666
Boliden AB (Sweden)	1,057	29,739
Fortescue Ltd. (Australia)	3,890	43,804
Freeport-McMoRan, Inc.	37,988	1,446,583
Mitsui Mining & Smelting Co. Ltd. (Japan)	300	8,799
Newmont Corp.	30,100	1,120,322
Northern Star Resources Ltd. (Australia)	3,949	37,520
Nucor Corp.	6,200	723,602
Rio Tinto Ltd. (Australia)	275	19,941
Rio Tinto PLC (Australia)	1,335	78,805
Steel Dynamics, Inc.	3,850	439,169

		4,118,950

Multi-Utilities — 0.3%
AGL Energy Ltd. (Australia)	1,938	13,514
Ameren Corp.	7,100	632,894
CenterPoint Energy, Inc.	18,100	574,313
Centrica PLC (United Kingdom)	54,965	91,702
CMS Energy Corp.	7,900	526,535
Consolidated Edison, Inc.	9,200	820,916
Dominion Energy, Inc.(a)	22,215	1,196,500
DTE Energy Co.	5,400	652,050
E.ON SE (Germany)	1,829	21,304
Engie SA (France)	6,358	100,834
NiSource, Inc.	12,400	455,824
Public Service Enterprise Group, Inc.	13,100	1,106,819
Sembcorp Industries Ltd. (Singapore)	2,000	8,091
Sempra	16,738	1,468,257
WEC Energy Group, Inc.	8,613	809,967

		8,479,520

Office REITs — 0.0%

BXP, Inc.	4,000	297,440

Oil, Gas & Consumable Fuels — 1.5%
APA Corp.(a)	11,014	254,313
Chevron Corp.	44,222	6,405,114
ConocoPhillips	34,545	3,425,828
Coterra Energy, Inc.	19,500	498,030
Devon Energy Corp.	17,100	559,683
Diamondback Energy, Inc.	4,900	802,767
ENEOS Holdings, Inc. (Japan)	5,600	29,378
EOG Resources, Inc.	15,000	1,838,700

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
EQT Corp.	16,100	$742,371
Exxon Mobil Corp.	117,114	12,597,953
Hess Corp.	7,500	997,575
Idemitsu Kosan Co. Ltd. (Japan)	10,900	71,799
Kinder Morgan, Inc.	51,098	1,400,085
Marathon Petroleum Corp.	8,519	1,188,401
Occidental Petroleum Corp.(a)	18,304	904,401
ONEOK, Inc.(a)	15,400	1,546,160
Phillips 66	11,038	1,257,559
Shell PLC	4,501	140,301
Targa Resources Corp.	5,800	1,035,300
Texas Pacific Land Corp.	500	552,980
TotalEnergies SE (France)	2,435	135,666
Valero Energy Corp.	8,300	1,017,497
Williams Cos., Inc. (The)	32,200	1,742,664

		39,144,525

Passenger Airlines — 0.1%
ANA Holdings, Inc. (Japan)	1,200	21,780
Delta Air Lines, Inc.	17,300	1,046,650
Japan Airlines Co. Ltd. (Japan)	2,500	39,411
Qantas Airways Ltd. (Australia)*	7,604	42,095
Southwest Airlines Co.	16,200	544,644
United Airlines Holdings, Inc.*	8,800	854,480

		2,549,060

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,300	472,374
Kenvue, Inc.	50,700	1,082,445
Unilever PLC (United Kingdom)	3,502	198,986

		1,753,805

Pharmaceuticals — 1.6%
AstraZeneca PLC (United Kingdom)	1,128	147,068
Bristol-Myers Squibb Co.	53,670	3,035,575
Chugai Pharmaceutical Co. Ltd. (Japan)	1,000	44,081
Daiichi Sankyo Co. Ltd. (Japan)	1,500	41,045
Eli Lilly & Co.	20,840	16,088,480
GSK PLC	7,842	132,273
Hikma Pharmaceuticals PLC (Jordan)	1,247	31,090
Ipsen SA (France)	90	10,316
Johnson & Johnson	64,308	9,300,223
Kyowa Kirin Co. Ltd. (Japan)	1,900	28,572
Merck & Co., Inc.	67,133	6,678,391
Merck KGaA (Germany)	65	9,459
Novartis AG (Switzerland)	2,600	253,129
Novo Nordisk A/S (Denmark) (Class B Stock)	3,092	266,784
Orion OYJ (Finland) (Class B Stock)	695	30,830
Otsuka Holdings Co. Ltd. (Japan)	600	32,640
Pfizer, Inc.	150,070	3,981,357
Roche Holding AG	816	228,159
Sanofi SA	1,002	97,405
Shionogi & Co. Ltd. (Japan)	6,100	85,554
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	500	11,020

SEE NOTES TO FINANCIAL STATEMENTS.

A31

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Viatris, Inc.	33,086	$411,921
Zoetis, Inc.	11,800	1,922,574

		42,867,946

Professional Services — 0.3%
Automatic Data Processing, Inc.	10,800	3,161,484
Broadridge Financial Solutions, Inc.	3,000	678,270
Computershare Ltd. (Australia)	2,854	59,953
Dayforce, Inc.*(a)	4,150	301,456
Equifax, Inc.	3,200	815,520
Jacobs Solutions, Inc.	3,400	454,308
Leidos Holdings, Inc.	3,500	504,210
Paychex, Inc.	8,400	1,177,848
Paycom Software, Inc.	1,320	270,560
Recruit Holdings Co. Ltd. (Japan)	900	62,557
Verisk Analytics, Inc.	3,700	1,019,091
Wolters Kluwer NV (Netherlands)	86	14,288

		8,519,545

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	8,100	1,063,449
CoStar Group, Inc.*	10,800	773,172
Daito Trust Construction Co. Ltd. (Japan)	400	44,718
Daiwa House Industry Co. Ltd. (Japan) .	1,400	42,982
LEG Immobilien SE (Germany)	394	33,418
Mitsui Fudosan Co. Ltd. (Japan)	3,000	23,992
Sumitomo Realty & Development Co. Ltd. (Japan)	200	6,220
Vonovia SE (Germany)	1,457	44,355

		2,032,306

Residential REITs — 0.1%
AvalonBay Communities, Inc.	3,675	808,390
Camden Property Trust	2,900	336,516
Equity Residential	9,000	645,840
Essex Property Trust, Inc.	1,550	442,432
Invitation Homes, Inc.	15,800	505,126
Mid-America Apartment Communities, Inc.	3,000	463,710
UDR, Inc.	7,900	342,939

		3,544,953

Retail REITs — 0.1%
Federal Realty Investment Trust	2,100	235,095
Kimco Realty Corp.	17,800	417,054
Klepierre SA (France)	2,277	65,577
Realty Income Corp.	23,000	1,228,430
Regency Centers Corp.	4,700	347,471
Scentre Group (Australia)	3,778	7,997
Simon Property Group, Inc.	7,993	1,376,475
Unibail-Rodamco-Westfield (France)	70	5,272
Vicinity Ltd. (Australia)	29,154	37,784

		3,721,155

Semiconductors &Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc.*	42,799	5,169,691
Advantest Corp. (Japan)	1,900	108,032

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Analog Devices, Inc.	13,147	$2,793,212
Applied Materials, Inc.(a)	21,700	3,529,071
ASM International NV (Netherlands)	100	57,819
ASML Holding NV (Netherlands)	252	176,509
Broadcom, Inc.	123,500	28,632,240
Enphase Energy, Inc.*	3,700	254,116
First Solar, Inc.*	2,700	475,848
Intel Corp.	113,000	2,265,650
KLA Corp.	3,550	2,236,926
Kokusai Electric Corp. (Japan)	400	5,242
Lam Research Corp.	34,000	2,455,820
Lasertec Corp. (Japan)	400	37,498
Microchip Technology, Inc.(a)	14,600	837,310
Micron Technology, Inc.	29,300	2,465,888
Monolithic Power Systems, Inc.	1,320	781,044
NVIDIA Corp.	649,000	87,154,210
NXP Semiconductors NV (China)	6,700	1,392,595
ON Semiconductor Corp.*	11,300	712,465
QUALCOMM, Inc.	29,500	4,531,790
SCREEN Holdings Co. Ltd. (Japan)	1,400	82,652
Skyworks Solutions, Inc.	4,100	363,588
Teradyne, Inc.	4,300	541,456
Texas Instruments, Inc.	24,100	4,518,991
Tokyo Electron Ltd. (Japan)	1,000	150,319

		151,729,982

Software — 5.1%
Adobe, Inc.*	11,540	5,131,607
ANSYS, Inc.*	2,200	742,126
Autodesk, Inc.*	5,800	1,714,306
Cadence Design Systems, Inc.*	7,200	2,163,312
Crowdstrike Holdings, Inc. (Class A Stock)*	6,200	2,121,392
Fair Isaac Corp.*	640	1,274,195
Fortinet, Inc.*	16,800	1,587,264
Gen Digital, Inc.	14,678	401,884
Intuit, Inc.	7,400	4,650,900
Microsoft Corp.	196,720	82,917,480
Monday.com Ltd.*	100	23,544
Nice Ltd. (Israel)*	208	35,323
Oracle Corp.	42,450	7,073,868
Palantir Technologies, Inc. (Class A Stock)*	54,200	4,099,146
Palo Alto Networks, Inc.*(a)	17,300	3,147,908
PTC, Inc.*	3,200	588,384
Roper Technologies, Inc.	2,840	1,476,374
Salesforce, Inc.	25,250	8,441,833
SAP SE (Germany)	897	220,639
ServiceNow, Inc.*	5,450	5,777,654
Synopsys, Inc.*	4,040	1,960,854
Tyler Technologies, Inc.*(a)	1,110	640,070
Workday, Inc. (Class A Stock)*	5,600	1,444,968
Xero Ltd. (New Zealand)*	584	60,773

		137,695,804

Specialized REITs — 0.4%
American Tower Corp.	12,360	2,266,947
Crown Castle, Inc.	11,700	1,061,892
Digital Realty Trust, Inc.	8,200	1,454,106

SEE NOTES TO FINANCIAL STATEMENTS.

A32

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (cont’d.)
Equinix, Inc.	2,544	$2,398,712
Extra Space Storage, Inc.	5,600	837,760
Iron Mountain, Inc.	7,902	830,579
Public Storage	4,020	1,203,749
SBA Communications Corp.	2,700	550,260
VICI Properties, Inc.	27,700	809,117
Weyerhaeuser Co.	19,218	540,987

		11,954,109

Specialty Retail — 0.9%
AutoZone, Inc.*	450	1,440,900
Best Buy Co., Inc.	5,175	444,015
CarMax, Inc.*	4,300	351,568
Fast Retailing Co. Ltd. (Japan)	100	33,734
Home Depot, Inc. (The)	26,250	10,210,988
Industria de Diseno Textil SA (Spain)	2,791	142,966
JB Hi-Fi Ltd. (Australia)	135	7,723
Lowe’s Cos., Inc.	15,000	3,702,000
O’Reilly Automotive, Inc.*	1,530	1,814,274
Ross Stores, Inc.	8,800	1,331,176
TJX Cos., Inc. (The)	30,600	3,696,786
Tractor Supply Co.(a)	14,500	769,370
Ulta Beauty, Inc.*	1,220	530,615
Zalando SE (Germany), 144A*	2,058	68,847

		24,544,962

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	400,240	100,228,101
Dell Technologies, Inc. (Class C Stock)	8,100	933,444
Hewlett Packard Enterprise Co.	34,348	733,330
HP, Inc.	25,448	830,368
Logitech International SA (Switzerland)	1,175	96,992
NetApp, Inc.(a)	5,600	650,048
Seagate Technology Holdings PLC	5,500	474,705
Super Micro Computer, Inc.*(a)	14,000	426,720
Western Digital Corp.*	8,603	512,997

		104,886,705

Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	467	114,865
Asics Corp. (Japan)	6,100	118,997
Deckers Outdoor Corp.*	4,120	836,731
Lululemon Athletica, Inc.*	3,100	1,185,471
LVMH Moet Hennessy Louis Vuitton SE (France)	107	70,384
NIKE, Inc. (Class B Stock)	31,800	2,406,306
Pandora A/S (Denmark)	325	59,461
Ralph Lauren Corp.	1,000	230,980
Tapestry, Inc.	6,200	405,046

		5,428,241

Tobacco — 0.3%
Altria Group, Inc.	45,200	2,363,508
British American Tobacco PLC (United Kingdom)	2,126	76,716
Imperial Brands PLC (United Kingdom)	4,185	133,832
Japan Tobacco, Inc. (Japan)	1,000	25,653

	Shares	Value
COMMON STOCKS (continued)
Tobacco (cont’d.)
Philip Morris International, Inc.	41,100	$4,946,385

		7,546,094

Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)	1,100	105,270
Bunzl PLC (United Kingdom)	132	5,435
Fastenal Co.	15,400	1,107,414
Mitsubishi Corp. (Japan)	1,600	26,179
Mitsui & Co. Ltd. (Japan)	500	10,370
Toyota Tsusho Corp. (Japan)	700	12,379
United Rentals, Inc.	1,760	1,239,814
W.W. Grainger, Inc.	1,170	1,233,238

		3,740,099

Water Utilities — 0.0%
American Water Works Co., Inc.	5,300	659,797

Wireless Telecommunication Services — 0.1%
SoftBank Group Corp. (Japan)	1,400	80,004
T-Mobile US, Inc.	12,900	2,847,417

		2,927,421

TOTAL COMMON STOCKS (cost $242,886,706)		1,331,981,876

PREFERRED STOCKS — 0.0%
Banks — 0.0%
Citigroup Capital XIII, 11.221%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	20,000	599,400

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	15,000	352,350

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,191	104,494

TOTAL PREFERRED STOCKS (cost $969,445)		1,056,244

UNAFFILIATED EXCHANGE-TRADED FUNDS — 0.4%
iShares Core S&P 500 ETF	19,600	11,538,128
iShares MSCI EAFE ETF	600	45,366

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $6,183,729)		11,583,494

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

ASSET-BACKED SECURITIES — 8.7%
Automobiles — 1.9%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C
1.010%	01/19/27	900	881,716
Series 2021-03, Class C
1.410%	08/18/27	900	868,034

SEE NOTES TO FINANCIAL STATEMENTS.

A33

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	965	$970,602
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A
1.380%	08/20/27	2,400	2,288,046
Series 2021-02A, Class A, 144A
1.660%	02/20/28	2,600	2,450,241
Series 2022-01A, Class A, 144A
3.830%	08/21/28	2,900	2,829,679
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,100	1,105,691
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,100	1,115,258
Series 2024-03A, Class A, 144A
5.230%	12/20/30	400	402,508
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	1,107	1,124,399
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	402	408,427
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27	800	789,061
Series 2021-04, Class C
1.380%	07/15/27	600	580,040
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	832	841,456
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33	900	876,085
Series 2021-02, Class B, 144A
1.910%	05/15/34	400	377,619
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,700	2,710,761
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,800	1,832,668
Series 2024-01, Class A, 144A
4.870%	08/15/36	3,700	3,706,041
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	188,053
Series 2024-01, Class A, 144A
4.980%	12/11/36	500	504,256
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A
4.730%	11/15/29	2,200	2,201,286
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	1,100	1,106,808
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,300	1,220,047
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A
2.330%	06/26/28	3,300	3,099,215

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		1,627	$1,618,015
Series 2021-01A, Class B, 144A
1.260%	07/14/28		1,800	1,740,037
Series 2023-01A, Class A, 144A
5.410%	11/14/29		3,200	3,233,402
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D
1.350%	07/15/27		679	672,591
Series 2022-01, Class C
2.560%	04/17/28		299	298,262
Series 2023-01, Class C
5.090%	05/15/30		600	602,123
Series 2023-03, Class C
5.770%	11/15/30		900	914,789
Series 2023-04, Class C
6.040%	12/15/31		1,600	1,634,395
Series 2024-02, Class C
5.840%	06/17/30		500	509,843
Series 2024-05, Class C
4.780%	01/15/31		1,500	1,489,051
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30		200	203,369
Series 2023-01A, Class C, 144A
5.970%	02/20/31		300	306,821
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38		2,010	2,023,022
Series 2024-01A, Class A1, 144A
5.490%	02/18/39		1,500	1,517,117
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		400	390,132

				51,630,966

Collateralized Loan Obligations — 5.6%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.147%(c)	04/20/37		6,750	6,780,898
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-15A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	07/20/34		2,000	2,002,209
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
4.951%(c)	01/22/38	EUR	2,500	2,604,763
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.027%(c)	10/16/37		7,250	7,306,528
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)
6.079%(c)	07/20/34		2,500	2,500,803

SEE NOTES TO FINANCIAL STATEMENTS.

A34

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.066%(c)	01/25/35		6,520	$6,526,304
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.779%(c)	04/15/31	EUR	1,748	1,798,053
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.918%(c)	07/15/30		2,039	2,041,490
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.147%(c)	04/20/37		7,000	7,055,625
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.850%(c)	05/22/32	EUR	1,661	1,714,045
Series 14A, Class A2R, 144A
1.250%	05/22/32	EUR	3,606	3,586,613
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.237%(c)	04/20/37		6,750	6,778,773
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
6.137%(c)	04/20/37		6,000	6,045,418
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.922%(c)	01/20/38		7,250	7,271,836
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.928%(c)	04/15/31		469	469,244
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.605%(c)	05/24/38	EUR	6,500	6,759,654
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
4.802%(c)	01/26/38	EUR	7,000	7,294,346
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
5.946%(c)	10/15/32		6,000	6,007,565
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.999%(c)	04/21/31		886	886,251
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
5.332%(c)	05/15/37	EUR	6,750	7,034,713

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.038%(c)	07/15/31		1,220	$1,221,527
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.897%(c)	01/15/33		2,500	2,504,154
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.017%(c)	01/20/35		4,600	4,602,349
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
0.000%(cc)	05/21/34		7,250	7,250,000
Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.979%(c)	07/20/30		926	926,505
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.766%(c)	06/20/34		3,750	3,754,867
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.046%(c)	10/15/37		6,500	6,517,421
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
6.517%(c)	01/20/36		3,750	3,765,808
Sound Point CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.957%(c)	04/25/34		6,000	6,010,367
St. Pauls CLO (Netherlands),
Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)
4.159%(c)	07/20/35	EUR	2,000	2,070,304
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.067%(c)	07/25/34		4,750	4,751,053
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.076%(c)	07/25/34	EUR	3,000	3,105,884
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.505%(c)	01/20/37		7,250	7,250,000
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
6.307%(c)	01/20/35		2,400	2,404,759

SEE NOTES TO FINANCIAL STATEMENTS.

A35

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.059%(c)	01/17/31		599	$599,653

				149,199,782

Consumer Loans — 0.4%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		700	705,464
Series 2024-X02, Class A, 144A
5.220%	12/17/29		2,500	2,503,615
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,900	1,824,890
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.358%(c)	06/16/36		2,000	2,004,221
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		3,400	3,468,194

				10,506,384

Credit Cards — 0.2%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.888%(c)	03/15/32	GBP	3,400	4,281,650
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.608%(c)	07/15/32	GBP	1,400	1,753,038

				6,034,688

Equipment — 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		358	356,459
Series 2019-A, Class A5, 144A
3.080%	11/12/41		518	515,574
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,600	1,558,822

				2,430,855

Home Equity Loans — 0.4%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.805%(c)	02/25/55		1,893	1,896,937
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		827	830,041
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		880	890,953
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		194	194,494

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		163	$164,736
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		1,322	1,333,316
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		1,416	1,402,407
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64		2,146	2,127,874

				8,840,758

Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		518	463,071

Residential Mortgage-Backed Securities — 0.0%
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
6.349%(c)	03/15/26^	EUR	608	469,563

Student Loans — 0.1%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		46	45,443
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		267	260,705
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		367	346,017
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
5.213%(c)	05/25/70		764	756,398
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		233	228,991
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		295	286,997
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		488	465,003
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47		157	155,255
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		665	633,151

				3,177,960

TOTAL ASSET-BACKED SECURITIES (cost $236,080,307)				232,754,027

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.4%
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64		3,500	2,989,195
Series 2021-BN35, Class ASB
2.067%	06/15/64		2,300	2,058,117
Series 2021-BN37, Class A4
2.370%	11/15/64		3,900	3,255,943

SEE NOTES TO FINANCIAL STATEMENTS.

A36

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK5,
Series 2024-5YR11, Class A3
5.893%	11/15/57	4,660	$4,794,024
Series 2024-5YR12, Class A3
5.902%(cc)	12/15/57	4,035	4,156,594
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	3,724,430
Series 2021-C12, Class A4
2.421%	11/15/54	4,500	3,848,832
Series 2023-C19, Class A2A
5.756%	04/15/56	2,700	2,731,338
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,579	3,456,000
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	1,780,441
Series 2023-B38, Class A2
5.626%	04/15/56	3,000	3,002,551
Series 2024-V07, Class A3
6.228%(cc)	05/15/56	4,700	4,885,967
Series 2024-V11, Class A3
5.909%(cc)	11/15/57	5,140	5,292,770
BMO Mortgage Trust,
Series 2024-5C7, Class A3
5.566%(cc)	11/15/57	4,500	4,574,577
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	3,990	3,280,031
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	1,357	1,334,011
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A3
2.944%	05/10/49	2,684	2,629,722
Series 2017-P07, Class A3
3.442%	04/14/50	3,564	3,457,551
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,338	2,321,318
Series 2017-C08, Class A3
3.127%	06/15/50	3,432	3,270,278
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.326%(cc)	03/25/26	4,056	53,318
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	4,275	4,236,279
Series 2016-GS03, Class A3
2.592%	10/10/49	3,847	3,734,627
Series 2016-GS04, Class A3
3.178%	11/10/49	3,795	3,706,470
Series 2020-GSA02, Class A4
1.721%	12/12/53	4,150	3,475,730
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	2,717	2,620,033

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,419	$2,370,963
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
5.862%(c)	04/15/38	1,720	1,717,312
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	3,723	3,685,286
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,000	1,935,674
Series 2016-UB11, Class A3
2.531%	08/15/49	6,152	5,963,129
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	4,639,972
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	1,138	1,119,650
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	4,793,991
Series 2018-C09, Class A3
3.854%	03/15/51	1,576	1,521,035
Series 2018-C14, Class A3
4.180%	12/15/51	2,141	2,080,968
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,389,488
Series 2017-C38, Class A4
3.190%	07/15/50	2,939	2,824,664
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	7,213,845
Series 2020-C58, Class A3
1.810%	07/15/53	4,984	4,279,938
Series 2021-C61, Class A3
2.406%	11/15/54	9,000	7,665,252
Series 2024-5C1, Class A3
5.928%	07/15/57	5,200	5,358,638

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $155,150,744)			146,229,952

CORPORATE BONDS — 11.7%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,610	1,561,095
3.300%	03/01/35	1,920	1,513,506
3.550%	03/01/38	960	725,612
3.900%	05/01/49	1,500	1,041,527
RTX Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	910	886,235

			5,727,975

SEE NOTES TO FINANCIAL STATEMENTS.

A37

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (continued)
Agriculture — 0.3%
BAT Capital Corp. (United Kingdom), Gtd. Notes
2.259%	03/25/28	3,190	$2,930,934
3.557%	08/15/27	360	348,295
4.390%	08/15/37	2,075	1,792,266
6.343%	08/02/30	345	362,766
Philip Morris International, Inc., Sr. Unsec’d. Notes
5.125%	02/15/30	3,190	3,208,155

			8,642,416

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates
3.375%	11/01/28	1,383	1,320,255
Southwest Airlines Co., Sr. Unsec’d. Notes
2.625%	02/10/30	1,375	1,216,818
United Airlines, Inc., Sr. Sec’d. Notes, 144A
4.375%	04/15/26	590	579,898
4.625%	04/15/29	115	109,315

			3,226,286

Apparel — 0.0%
Wolverine World Wide, Inc., Gtd. Notes, 144A
4.000%	08/15/29	550	482,286

Auto Manufacturers — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes
4.750%	01/15/43	660	519,829
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
2.900%	02/16/28	200	184,543
4.134%	08/04/25	300	298,117
5.800%	03/08/29	475	475,035
General Motors Co., Sr. Unsec’d. Notes
6.600%	04/01/36	585	613,814
General Motors Financial Co., Inc., Sr. Unsec’d. Notes
2.400%	10/15/28	2,055	1,863,138
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A
6.200%	11/16/28	2,854	2,914,373

			6,868,849

Banks —3.5%
Banco Santander SA (Spain), Sr. Non-Preferred Notes
1.849%	03/25/26	800	770,290
5.538%(ff)	03/14/30	600	602,530
Bank of America Corp., Sr. Unsec’d. Notes
5.288%(ff)	04/25/34(a)	905	898,282

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,805	$1,518,964
2.496%(ff)	02/13/31	5,165	4,534,257
3.194%(ff)	07/23/30	1,050	966,481
3.824%(ff)	01/20/28	615	602,254
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,699,100
4.450%	03/03/26	4,790	4,771,443
Bank of America NA, Sub. Notes
6.000%	10/15/36	805	832,413
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes
3.650%	03/16/25	935	932,411
4.837%(ff)	09/10/28	705	700,293
5.690%(ff)	03/12/30	2,240	2,262,335
BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A
2.219%(ff)	06/09/26	480	473,775
3.132%(ff)	01/20/33	1,335	1,135,490
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30	2,200	2,189,254
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	1,200	1,217,384
Citigroup, Inc., Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,675	1,667,402
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	2,100	1,779,463
3.200%	10/21/26	670	651,819
3.700%	01/12/26	1,610	1,595,168
3.887%(ff)	01/10/28	560	548,624
4.542%(ff)	09/19/30	5,280	5,129,208
Sub. Notes
4.450%	09/29/27	1,485	1,464,412
4.750%	05/18/46	440	383,601
Danske Bank A/S (Denmark), Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	1,285	1,301,625
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	460	448,180
2.311%(ff)	11/16/27	500	475,201
Discover Bank, Sr. Unsec’d. Notes
4.250%	03/13/26	595	589,995
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,345	2,217,558
3.750%	02/25/26	1,165	1,152,939
3.814%(ff)	04/23/29	440	423,100
3.850%	01/26/27	2,625	2,576,964
Sub. Notes
6.750%	10/01/37	225	241,461

SEE NOTES TO FINANCIAL STATEMENTS.

A38

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		395	$407,618
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(oo)	1,245	1,240,023
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25	(oo)	230	228,133
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32		1,585	1,360,468
3.782%(ff)	02/01/28		270	264,168
3.964%(ff)	11/15/48		2,240	1,750,644
4.005%(ff)	04/23/29		1,360	1,318,346
5.299%(ff)	07/24/29		4,890	4,935,197
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		475	494,647
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29		1,740	1,750,841
Morgan Stanley,
Sr. Unsec’d. Notes
5.449%(ff)	07/20/29		1,855	1,875,706
6.407%(ff)	11/01/29		3,220	3,363,757
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		2,770	2,294,185
3.875%	01/27/26		550	545,709
4.431%(ff)	01/23/30		455	443,285
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32		775	634,802
3.591%(ff)(cc)	07/22/28		1,030	993,386
Sub. Notes, GMTN
4.350%	09/08/26		3,050	3,028,576
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26		3,200	3,087,675
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29		745	796,135
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26		3,000	2,986,717
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27		2,250	2,163,013
2.193%(ff)	06/05/26		1,100	1,086,250
3.091%(ff)	05/14/32		560	487,200
4.282%	01/09/28		980	958,431
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		1,635	1,614,742
6.491%(ff)	10/23/34		2,555	2,713,624
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,895	2,553,502

				94,130,456

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#		Value

CORPORATE BONDS (continued)
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36			1,220	$1,158,577
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31			780	648,388

					1,806,965

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41			140	97,297

Building Materials — 0.0%
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30			400	371,356
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28			300	287,652

					659,008

Chemicals — 0.2%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42			5	4,109
9.400%	05/15/39			15	19,805
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28			1,590	1,582,889
5.419%	11/15/48			160	159,108
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43			620	562,721
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34			901	917,668
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28	(a)		405	388,925
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.800%	09/01/31			585	576,942

					4,212,167

Commercial Services — 0.1%
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29			175	178,834
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26		EUR	416	423,239
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37			390	439,347

SEE NOTES TO FINANCIAL STATEMENTS.

A39

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	250	$218,911
4.875%	01/15/28	735	714,330
5.250%	01/15/30	165	160,299
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	815	654,575

			2,789,535

Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	50	51,000

Diversified Financial Services — 0.3%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.543%(ff)	01/17/31	465	458,263
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	3,485	3,412,290
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,490	1,255,040
6.070%	07/12/28	1,680	1,728,601
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	255	253,169

			7,107,363

Electric — 1.1%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	370	334,865
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,105	2,033,859
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	436	320,502
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	568,156
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	346,501
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	1,050	939,217
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	330,912
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,000	936,350

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	2,290	$1,914,966
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	143,340
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33	2,260	2,223,729
6.050%	04/15/38	530	557,432
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	848,208
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.500%(c)	07/12/31	1,500	1,255,303
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	349	346,927
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	530	532,166
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	396,845
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	149,574
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	550,723
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.900%	02/28/28	2,515	2,517,141
6.051%	03/01/25	515	515,894
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	764,289
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	50	43,675
3.875%	02/15/32	150	130,500
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	225	218,234
2.450%	12/02/27	345	320,317
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	349,250
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	855	741,872
PacifiCorp,
First Mortgage
5.350%	12/01/53(h)	2,045	1,877,695
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	488,414

SEE NOTES TO FINANCIAL STATEMENTS.

A40

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28	850	$821,674
4.900%	12/15/32	820	812,563
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	530,623
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	1,027,979
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	802,882
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	269,553
First Ref. Mortgage, Series C
3.600%	02/01/45	690	508,879
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	495	485,548
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	412,961

			28,369,518

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	500	494,595
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	415	404,633
5.500%	07/31/47	1,350	1,083,794

			1,983,022

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	400	407,331
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42	1,425	1,143,680
5.141%	03/15/52	650	483,924

			2,034,935

Foods — 0.2%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28	3,000	2,983,274
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	200	182,967
4.375%	01/31/32	575	520,196
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	535	352,182

			4,038,619

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	270	$220,882
3.600%	05/01/30	1,600	1,491,907
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,090	1,969,557

			3,682,346

Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes,144A
3.875%	04/01/29	475	440,021

Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	480	503,951
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40	1,555	1,139,876
CommonSpirit Health,
Sr. Sec’d. Notes
5.318%	12/01/34	2,650	2,615,813
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	885	613,376
4.625%	05/15/42	330	285,034
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	546,913
Roche Holdings, Inc.,
Gtd. Notes,144A
4.592%	09/09/34(a)	2,270	2,177,810
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	425	394,588
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/52	455	390,406
5.200%	04/15/63	1,030	924,654
5.500%	04/15/64	1,380	1,291,709
5.750%	07/15/64	650	632,048

			11,516,178

Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	400	353,308
Taylor Morrison Communities, Inc.,
Gtd. Notes,144A
5.875%	06/15/27	405	405,926

			759,234

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	135	135,467

SEE NOTES TO FINANCIAL STATEMENTS.

A41

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Housewares (cont’d.)
6.625%	05/15/32	70	$70,473

			205,940

Insurance — 0.3%
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
4.850%	12/15/29	670	666,841
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33	2,375	2,448,037
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,125	818,980
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	729,495
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	144,710
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	650	721,131
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	92,344
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,143,506
6.850%	12/16/39	122	135,264

			6,900,308

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	245	242,287
7.375%	05/01/33	145	142,613

			384,900

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	350	349,476

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	75	73,665
5.500%	05/01/26	425	423,214
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	500	321,722
5.050%	03/30/29	1,370	1,343,382
6.384%	10/23/35	905	903,359
6.484%	10/23/45	635	599,949
Comcast Corp.,
Gtd. Notes
5.500%	05/15/64(a)(h)	1,920	1,792,944

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	3,695	$3,113,388
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	229,472

			8,801,095

Mining — 0.1%
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	1,750	1,596,920
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	760	756,627

			2,353,547

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes,144A
5.625%	07/01/27	800	792,311
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	2,415	2,344,026

			3,136,337

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	965	968,744

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,270	1,218,055

Oil & Gas — 0.5%
Aker BP ASA (Norway),
Gtd. Notes,144A
3.100%	07/15/31	530	458,587
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	2,045	1,880,401
5.125%	10/01/34	305	286,798
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	960	949,382
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	506	449,545
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	208,111
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	440	428,780
7.750%	02/01/32	940	913,210
8.625%	01/19/29	1,315	1,392,782

SEE NOTES TO FINANCIAL STATEMENTS.

A42

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	325	$301,895
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	215	202,344
6.250%	04/15/32	325	299,210
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	335	333,687
4.875%	04/03/28	345	342,599
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.700%	04/01/34	1,275	1,323,074
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27	346	335,079
6.500%	03/13/27	130	125,268
6.840%	01/23/30	100	91,100
Gtd. Notes, MTN
6.875%	08/04/26	770	756,525
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	500	471,150
2.250%	07/12/31	545	457,686
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	635	670,608

			12,677,821

Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	300	254,523
6.000%	06/15/29	725	731,109
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	3,570	3,445,346
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	75	75,281
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes, 144A
5.418%	01/15/35(a)	600	595,773

			5,102,032

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	950	947,926
4.050%	11/21/39	140	119,709
4.550%	03/15/35(h)	1,770	1,663,960
4.700%	05/14/45	425	375,812
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	490	486,467

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	985	$828,438
5.875%	06/01/53	150	137,600
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	590	528,092
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	700	657,839
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	520	389,375

			6,135,218

Pipelines — 0.9%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	590	607,411
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,600	2,602,285
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	45	37,901
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,060	907,956
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	795	793,677
6.125%	12/15/45	120	118,412
6.250%	04/15/49	885	887,800
6.400%	12/01/30	280	295,644
6.550%	12/01/33	4,380	4,654,802
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	25,499
7.500%	06/01/30	25	26,654
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	365	366,599
6.510%	02/23/42	475	480,641
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	1,575	1,066,033
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,138,194
4.875%	06/01/25	2,275	2,273,299
5.200%	03/01/47	25	22,193
5.500%	02/15/49	700	643,159
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	138,155

SEE NOTES TO FINANCIAL STATEMENTS.

A43

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	3,495	$3,169,117
4.500%	03/15/50	245	192,976
6.050%	09/01/33	764	786,522
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	80	73,510
4.125%	08/15/31	55	49,350
6.250%	01/15/30	400	404,469
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	80	67,903
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,100	959,162
5.150%	03/15/34	370	359,568

			23,148,891

Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	420	346,015
5.250%	05/15/36	1,900	1,842,789
American Tower Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/29	2,235	2,247,599
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	945	759,586
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	725	725,696
Healthpeak OP LLC,
Gtd. Notes
5.250%	12/15/32	2,500	2,480,993
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,420	2,146,410
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	625	396,604
5.000%	10/15/27	275	232,417
Sun Communities Operating LP,
Gtd. Notes
5.500%	01/15/29	3,005	3,023,486

			14,201,595

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	400	378,000
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	1,820	1,735,333

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	$3,380,949
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	200	179,660
3.875%	10/01/31	375	323,712

			5,997,654

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes
5.050%	07/12/29	885	888,304
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36	3,650	2,939,744

			3,828,048

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
5.353%	01/15/30	2,560	2,564,375
5.749%	01/15/35	975	971,568

			3,535,943

Software — 0.1%
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,375	1,141,855
Workday, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/32	1,845	1,678,983

			2,820,838

Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	346	278,683
3.500%	09/15/53	1,367	921,438
3.650%	09/15/59	4	2,653
4.500%	05/15/35	1,095	1,013,136
5.400%	02/15/34	2,125	2,134,650
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29	75	65,236
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	250	278,514
10.500%	05/15/30	250	272,190
11.000%	11/15/29	904	1,017,710
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	2,480	2,229,273
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	965	829,731
3.750%	04/15/27	200	195,393
3.875%	04/15/30	5,500	5,175,884

SEE NOTES TO FINANCIAL STATEMENTS.

A44

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	490	$407,595
2.550%	03/21/31	1,017	876,262
2.650%	11/20/40	1,095	748,567
3.150%	03/22/30	1,365	1,249,063

			17,695,978

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	585	614,795
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	733,513
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)	350	367,772
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	120,213
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	100	102,093

			1,938,386

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29	2,630	2,638,231

TOTAL CORPORATE BONDS (cost $329,519,818)			312,664,513

FLOATING RATE AND OTHER LOANS — 0.0%
Telecommunications
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
10.917%(c)	04/15/29	60	60,914
Term B-2, 1 Month SOFR + 6.560%
10.917%(c)	04/15/30	60	61,288

TOTAL FLOATING RATE AND OTHER LOANS (cost $118,027)			122,202

MUNICIPAL BONDS — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	180	172,657

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,305	1,378,428
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	1,430,911
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	399,860

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

MUNICIPAL BONDS (continued)
California (cont’d.)
7.625%	03/01/40	205	$240,836

			3,450,035

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	572,177

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,022,194

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	1,153,640

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	389,291

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	488,860

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	266,448

TOTAL MUNICIPAL BONDS (cost $7,204,304)			7,515,302

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.9%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%	04/25/63	2,560	2,448,721
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.904%(cc)	02/25/35	25	24,198
Bellemeade Re Ltd.,
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
5.569%(c)	09/25/31	1,500	1,501,423
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	1,442	1,426,527
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	484	427,396
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.620%(cc)	02/25/37	41	39,727
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,409	1,371,401
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	408	389,228

SEE NOTES TO FINANCIAL STATEMENTS.

A45

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)

Fannie Mae REMIC,
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
1.367%(c)	04/25/50	683	$74,326
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.381%(c)	08/25/52	1,600	146,380
Series 2022-63, Class SB, IO, 30 Day Average SOFR x (1) + 4.750% (Cap 4.750%, Floor 0.000%)
0.181%(c)	09/25/52	1,312	43,521
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.219%(c)	01/25/34	90	90,819
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.569%(c)	01/25/42	683	683,529
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	252	240,132
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,718	33,396
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	261	3,069
Series 5269, Class AD
2.000%	01/25/55	4,501	3,459,485
Freddie Mac Strips,
Series 406, Class PO, PO
1.208%(s)	10/25/53	1,970	1,594,946
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.000%(c)	09/20/48	789	12,461
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.000%(c)	10/20/48	1,008	17,319
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)
0.000%(c)	11/20/48	3,231	59,465
Series 2018-155, Class PS, IO, 1 Month SOFR x (1) + 3.186% (Cap 2.000%, Floor 0.000%)
0.000%(c)	11/20/48	1,748	15,609
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	3,115	18,439
Series 2019-097, Class MS, IO, 1 Month SOFR x (1) + 2.966% (Cap 3.080%, Floor 0.000%)
0.000%(c)	08/20/49	2,611	20,869
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	1,624	17,385
Series 2021-114, Class TI, IO
3.000%	06/20/51	1,862	260,719

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)

Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50		394	$96
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		662	6,615
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		2,988	46,851
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		989	16,997
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		804	16,900
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52		2,638	41,189
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		1,768	30,847
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		625	9,595
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52		3,682	51,259
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950%(Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		1,350	22,368
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,397	17,065
Series 2022-170, Class SB, IO, 30 Day Average SOFR x (1) + 4.500% (Cap 4.500%, Floor 0.000%)
0.000%(c)	09/20/52		10,198	231,901
Series 2022-178, Class SA, IO, 30 Day Average SOFR x (1) + 4.900% (Cap 4.900%, Floor 0.000%)
0.295%(c)	10/20/52		1,672	72,176
Series 2022-93, Class IO, IO
3.000%	08/20/51		6,176	687,292
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
7.198%(cc)	07/25/35		7	6,837
Kinbane DAC (Ireland),
Series 2024-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
4.189%(c)	01/24/63	EUR	788	816,338
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
4.892%	10/25/66		198	198,073
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,320	1,182,521

SEE NOTES TO FINANCIAL STATEMENTS.

A46

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.203%(c)	01/25/48		102		$99,703
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.169%(c)	04/25/34		172		172,165
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		965		901,121
PRPM LLC,
Series 2024-RPL04, Class A1, 144A
4.000%	12/25/54		2,000		1,926,040
RCKT Mortgage Trust,
Series 2024-CES09, Class A1A, 144A
5.582%	12/25/44		1,200		1,190,808
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.801%(c)	06/24/71	EUR	229		236,720
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
7.203%(cc)	02/25/34		37		35,769
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—	(r)	1
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)
5.053%(c)	02/25/57		98		102,634
Series 2020-04, Class A1, 144A
1.750%	10/25/60		441		394,995

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $23,439,596)					22,935,366

SOVEREIGN BONDS — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465		394,501
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		220		217,140
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745		719,521
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400		396,556
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	1,510		1,516,052
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.000%	05/07/36		907		853,430

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS(continued)
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		1,500	$1,486,200
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		340	209,518
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		514	439,149
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	800	847,740

TOTAL SOVEREIGN BONDS (cost $7,433,548)			7,079,807

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.4%
Federal Home Loan Bank
5.500%	07/15/36		850	898,876
Federal Home Loan Mortgage Corp.
1.500%	02/01/36		761	656,625
1.500%	06/01/36		859	739,261
1.500%	10/01/36		4,576	3,947,830
1.500%	11/01/50		1,113	825,794
1.500%	04/01/51		588	435,270
2.000%	01/01/32		254	236,797
2.000%	02/01/36		749	664,207
2.000%	06/01/40		622	520,395
2.000%	10/01/40		1,050	877,605
2.000%	09/01/50		2,502	1,966,254
2.000%	02/01/51		1,971	1,539,429
2.000%	03/01/51		1,010	788,213
2.000%	04/01/51		63	49,456
2.000%	07/01/51		2,397	1,878,194
2.000%	09/01/51		419	331,255
2.500%	03/01/30		112	107,091
2.500%	10/01/35		1,421	1,305,059
2.500%	01/01/51		1,398	1,152,534
2.500%	03/01/51		555	455,751
2.500%	04/01/51		4,918	4,037,299
2.500%	05/01/51		2,272	1,854,286
2.500%	08/01/51		423	347,169
2.500%	08/01/51		2,345	1,930,576
2.500%	09/01/51		3,971	3,268,779
3.000%	10/01/28		68	66,250
3.000%	06/01/29		150	145,732
3.000%	01/01/37		66	61,325
3.000%	06/01/42		112	98,517
3.000%	10/01/42		278	245,322
3.000%	01/01/43		265	234,281
3.000%	07/01/43		713	629,483
3.000%	09/01/46		1,517	1,317,392
3.000%	12/01/46		4,426	3,836,374
3.000%	11/01/49		968	834,670
3.000%	02/01/50		1,202	1,035,638
3.000%	05/01/50		249	213,634
3.000%	06/01/51		1,466	1,250,456
3.000%	02/01/52		2,180	1,872,197
3.000%	02/01/52		3,315	2,823,653

SEE NOTES TO FINANCIAL STATEMENTS.

A47

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.500%	06/01/42	118	$107,422
3.500%	01/01/47	199	179,156
3.500%	02/01/47	311	279,510
3.500%	03/01/48	2,347	2,107,736
4.000%	06/01/26	31	30,763
4.000%	09/01/26	11	10,539
4.000%	09/01/37	144	138,323
4.000%	03/01/38	131	124,959
4.000%	10/01/39	203	191,761
4.000%	09/01/40	261	246,772
4.000%	12/01/40	126	119,306
4.000%	10/01/41	98	92,757
4.000%	01/01/42	39	36,976
4.000%	04/01/52	727	672,948
4.500%	02/01/39	27	25,866
4.500%	09/01/39	41	40,228
4.500%	10/01/39	378	366,822
4.500%	12/01/39	40	38,663
4.500%	07/01/41	46	44,578
4.500%	07/01/41	860	833,280
4.500%	08/01/41	64	62,139
4.500%	08/01/41	78	75,709
4.500%	08/01/41	91	87,253
4.500%	10/01/41	90	86,743
4.500%	12/01/47	76	72,637
4.500%	08/01/48	155	148,132
5.000%	05/01/34	9	8,802
5.000%	05/01/34	97	96,191
5.000%	10/01/35	2	2,415
5.000%	07/01/37	141	141,030
5.000%	05/01/39	21	20,730
5.000%	10/01/52	877	849,421
5.000%	02/01/53	1,459	1,411,972
5.500%	12/01/33	19	19,286
5.500%	01/01/34	18	17,821
5.500%	06/01/34	32	31,806
5.500%	07/01/34	70	70,238
5.500%	05/01/37	19	18,866
5.500%	02/01/38	144	145,337
5.500%	05/01/38	16	16,342
5.500%	07/01/38	41	41,099
5.500%	02/01/53	8,602	8,507,523
6.000%	03/01/32	71	73,702
6.000%	12/01/33	18	18,573
6.000%	11/01/36	18	18,869
6.000%	01/01/37	9	8,868
6.000%	05/01/37	7	7,506
6.000%	02/01/38	1	1,467
6.000%	08/01/39	21	22,280
6.750%	03/15/31	500	558,716
7.000%	05/01/31	2	2,292
7.000%	06/01/31	9	9,029
7.000%	08/01/31	72	74,609
Federal National Mortgage Assoc.
1.500%	01/01/36	400	344,904
1.500%	04/01/36	831	717,280
1.500%	06/01/36	880	758,903
1.500%	11/01/36	1,414	1,220,050

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
1.500%	02/01/42	419	$330,912
1.500%	11/01/50	2,930	2,168,671
1.500%	12/01/50	3,091	2,289,841
1.500%	01/01/51	922	682,312
1.500%	07/01/51	739	547,299
2.000%	03/01/31	659	619,188
2.000%	08/01/31	244	227,718
2.000%	01/01/32	1,365	1,272,403
2.000%	05/01/36	402	356,222
2.000%	12/01/36	1,336	1,181,865
2.000%	02/01/37	1,722	1,522,924
2.000%	02/01/41	1,323	1,104,834
2.000%	05/01/41(k)	2,953	2,466,284
2.000%	10/01/50	5,959	4,681,155
2.000%	11/01/50	1,387	1,089,817
2.000%	01/01/51	1,161	906,321
2.000%	02/01/51	56	43,626
2.000%	03/01/51	6,215	4,874,819
2.000%	04/01/51	2,385	1,870,743
2.000%	05/01/51	18,550	14,545,243
2.000%	07/01/51	456	357,381
2.500%	TBA	2,500	2,035,938
2.500%	07/01/32	592	555,639
2.500%	08/01/32	657	618,108
2.500%	09/01/32	629	591,524
2.500%	01/01/35	4,014	3,685,829
2.500%	07/01/35	2,235	2,099,594
2.500%	10/01/37	473	432,814
2.500%	10/01/43	283	240,754
2.500%	12/01/46	605	505,056
2.500%	03/01/50	606	500,235
2.500%	08/01/50	2,125	1,752,131
2.500%	02/01/51	1,188	977,008
2.500%	02/01/51	1,447	1,188,829
2.500%	03/01/51	1,397	1,144,712
2.500%	04/01/51	2,456	2,019,178
2.500%	08/01/51	830	679,802
2.500%	09/01/51	877	722,050
2.500%	12/01/51	3,379	2,787,953
2.500%	02/01/52	411	339,040
2.500%	05/01/52	1,219	1,006,926
3.000%	02/01/27	167	164,282
3.000%	08/01/30	281	271,032
3.000%	05/01/35	2,379	2,225,685
3.000%	07/01/36	1,460	1,365,893
3.000%	11/01/36	494	456,114
3.000%	12/01/42	426	376,056
3.000%	03/01/43	98	86,636
3.000%	11/01/46	351	303,850
3.000%	01/01/47	524	454,297
3.000%	02/01/47	561	487,236
3.000%	03/01/47	294	255,009
3.000%	06/01/49	12	10,348
3.000%	12/01/49	1,099	944,704
3.000%	01/01/50	427	363,646
3.000%	02/01/50	436	371,042
3.000%	02/01/50	2,268	1,954,365
3.000%	03/01/50	230	197,992

SEE NOTES TO FINANCIAL STATEMENTS.

A48

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	04/01/51	115	$97,534
3.000%	05/01/51	1,991	1,699,370
3.000%	11/01/51	97	82,886
3.000%	12/01/51	3,988	3,436,025
3.000%	03/01/52	816	698,237
3.000%	04/01/52	436	371,598
3.000%	04/01/52	836	717,982
3.000%	04/01/52	1,309	1,114,416
3.000%	05/01/52	1,901	1,618,990
3.500%	07/01/31	190	185,309
3.500%	02/01/33	558	540,084
3.500%	06/01/39	205	187,959
3.500%	01/01/42	1,205	1,098,031
3.500%	05/01/42	643	586,148
3.500%	07/01/42	356	324,225
3.500%	08/01/42	133	121,472
3.500%	08/01/42	301	273,911
3.500%	09/01/42	195	177,352
3.500%	09/01/42	682	621,300
3.500%	11/01/42	92	83,933
3.500%	03/01/43	1,013	921,937
3.500%	04/01/43	206	187,350
3.500%	04/01/43	280	254,801
3.500%	01/01/46	546	490,137
3.500%	07/01/46	355	318,897
3.500%	11/01/46	415	372,761
3.500%	09/01/47	225	202,161
3.500%	01/01/48	1,920	1,723,364
3.500%	05/01/48	381	342,184
3.500%	06/01/48	388	347,833
3.500%	07/01/48	228	204,871
3.500%	03/01/49	4,515	4,052,235
3.500%	05/01/49	326	291,464
3.500%	06/01/49	190	170,215
3.500%	02/01/52	2,370	2,112,698
3.500%	03/01/52	817	730,852
4.000%	10/01/41	797	752,441
4.000%	09/01/44	555	517,751
4.000%	10/01/46	197	181,485
4.000%	02/01/47	97	90,173
4.000%	09/01/47	351	325,467
4.000%	11/01/47	241	224,078
4.000%	11/01/47	517	481,598
4.000%	03/01/49	2,240	2,076,008
4.000%	04/01/52	400	365,894
4.000%	06/01/52	4,688	4,295,262
4.000%	07/01/52	1,865	1,712,223
4.000%	10/01/52	866	793,562
4.000%	12/01/52	4,803	4,395,190
4.500%	07/01/33	16	15,299
4.500%	08/01/33	15	15,240
4.500%	09/01/33	38	36,807
4.500%	10/01/33	2	2,060
4.500%	10/01/33	14	13,912
4.500%	10/01/33	40	38,474
4.500%	01/01/35	1	498
4.500%	07/01/39	301	292,207
4.500%	08/01/39	412	399,253

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.500%	03/01/41	141		$136,488
4.500%	11/01/47	819		780,808
4.500%	01/01/49	121		114,960
4.500%	06/01/52	1,425		1,342,425
4.500%	09/01/52	2,659		2,506,003
4.500%	01/01/53	2,461		2,316,533
4.500%	04/01/53	2,972		2,797,899
5.000%	TBA	7,500		7,238,059
5.000%	03/01/34	78		77,784
5.000%	06/01/35	28		28,133
5.000%	07/01/35	41		40,520
5.000%	09/01/35	38		37,658
5.000%	11/01/35	42		42,034
5.000%	02/01/36	36		35,825
5.000%	05/01/36	18		18,002
5.000%	06/01/49	418		410,841
5.000%	06/01/52	421		408,109
5.000%	09/01/52	418		404,455
5.000%	10/01/52	936		906,479
5.000%	02/01/53	3,241		3,137,178
5.500%	TBA	16,500		16,281,351
5.500%	09/01/33	43		42,855
5.500%	10/01/33	35		35,530
5.500%	12/01/33	18		18,548
5.500%	01/01/34	—(r	)	408
5.500%	12/01/34	64		64,907
5.500%	10/01/35	116		116,163
5.500%	03/01/36	39		39,778
5.500%	05/01/36	78		78,433
5.500%	04/01/37	33		33,375
5.500%	04/01/53	934		922,239
5.500%	11/01/53	2,430		2,400,657
5.500%	12/01/53	961		949,409
6.000%	TBA	1,000		1,004,609
6.000%	04/01/33	2		2,118
6.000%	06/01/33	2		2,368
6.000%	10/01/33	110		111,305
6.000%	11/01/33	2		1,512
6.000%	11/01/33	3		3,465
6.000%	11/01/33	34		34,630
6.000%	01/01/34	155		159,705
6.000%	02/01/34	23		23,651
6.000%	03/01/34	13		13,646
6.000%	07/01/34	81		82,633
6.000%	08/01/34	—(r	)	447
6.000%	10/01/34	2		1,701
6.000%	11/01/34	2		1,945
6.000%	11/01/34	6		6,172
6.000%	01/01/35	40		40,843
6.000%	01/01/35	52		52,539
6.000%	02/01/35	82		84,181
6.000%	03/01/35	1		648
6.000%	04/01/35	—(r	)	316
6.000%	07/01/36	13		13,388
6.000%	02/01/37	29		29,776
6.000%	05/01/37	10		10,462
6.000%	06/01/37	—(r	)	218
6.000%	08/01/37	5		5,136

SEE NOTES TO FINANCIAL STATEMENTS.

A49

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
6.000%	09/01/37		—(r	)	$183
6.000%	10/01/37		17		17,914
6.000%	05/01/38		24		25,012
6.000%	01/01/53		3,419		3,437,610
6.000%	09/01/53		1,327		1,333,640
6.500%	07/01/32		21		20,933
6.500%	09/01/32		1		1,032
6.500%	09/01/32		11		11,664
6.500%	09/01/32		28		29,027
6.500%	09/01/32		32		32,330
6.500%	04/01/33		29		29,925
6.500%	11/01/33		16		16,159
6.500%	01/01/34		7		7,155
6.500%	09/01/34		28		28,859
6.500%	09/01/36		32		33,893
6.500%	10/01/36		10		10,222
6.500%	01/01/37		32		32,762
6.500%	01/01/37		40		41,235
6.625%	11/15/30		995		1,103,530
7.000%	02/01/32		5		5,456
7.000%	05/01/32		6		6,123
7.000%	06/01/32		8		7,821
7.000%	07/01/32		12		12,000
7.125%	01/15/30	(k)	3,195		3,579,928
Government National Mortgage Assoc.
2.000%	10/20/50		4,367		3,496,228
2.000%	01/20/51		2,339		1,872,767
2.000%	03/20/51		656		525,709
2.000%	07/20/51		919		735,302
2.000%	10/20/51		582		466,140
2.000%	11/20/51		464		371,097
2.500%	03/20/43		109		92,848
2.500%	12/20/46		196		166,442
2.500%	08/20/50		59		49,232
2.500%	09/20/50		437		366,332
2.500%	10/20/50		2,005		1,680,539
2.500%	11/20/50		1,528		1,280,147
2.500%	02/20/51		1,847		1,543,461
2.500%	03/20/51		1,026		857,100
2.500%	05/20/51		1,918		1,604,578
2.500%	07/20/51		2,347		1,961,626
2.500%	08/20/51		3,503		2,927,365
3.000%	12/20/44		73		64,211
3.000%	03/15/45		210		183,438
3.000%	11/20/45		225		198,620
3.000%	03/20/46		456		402,285
3.000%	07/20/46		1,158		1,019,978
3.000%	08/20/46		309		272,402
3.000%	10/20/46		2,219		1,948,676
3.000%	04/20/47		383		336,482
3.000%	12/20/49		129		112,362
3.000%	01/20/50		762		664,050
3.000%	06/20/51		560		486,175
3.000%	10/20/51		1,170		1,015,990
3.000%	11/20/51		410		355,701
3.000%	12/20/51		2,315		2,009,556
3.500%	12/20/42		440		402,140
3.500%	05/20/43		135		123,217

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.500%	04/20/45	388	$352,369
3.500%	07/20/46	1,399	1,266,347
3.500%	07/20/48	1,059	956,648
3.500%	11/20/48	354	319,316
3.500%	06/20/49	5,201	4,681,298
3.500%	02/20/52	5,529	4,945,200
3.500%	05/20/52	991	886,307
4.000%	06/15/40	26	24,508
4.000%	05/20/41	22	20,807
4.000%	12/20/42	252	238,479
4.000%	08/20/44	90	84,568
4.000%	11/20/45	173	162,076
4.000%	12/20/45	477	447,775
4.000%	09/20/47	1,280	1,195,937
4.000%	04/20/48	448	417,196
4.000%	02/20/49	452	421,432
4.000%	04/20/49	2,750	2,562,048
4.000%	01/20/50	488	454,337
4.000%	02/20/50	458	425,701
4.000%	07/20/50	686	637,756
4.000%	06/20/52	900	829,585
4.500%	04/15/40	145	140,232
4.500%	01/20/41	169	163,694
4.500%	02/20/41	265	257,327
4.500%	03/20/41	131	127,441
4.500%	06/20/44	199	191,994
4.500%	09/20/46	159	151,026
4.500%	11/20/46	207	199,451
4.500%	03/20/47	110	105,737
4.500%	05/20/48	178	170,412
4.500%	08/20/48	315	301,771
5.000%	10/20/37	46	45,490
5.000%	04/20/45	222	219,977
5.500%	TBA	2,500	2,479,332
5.500%	08/15/33	96	96,805
5.500%	08/15/33	124	127,952
5.500%	12/15/33	6	5,549
5.500%	03/15/34	83	84,276
5.500%	12/15/34	128	130,309
5.500%	07/15/35	24	24,194
5.500%	04/15/36	19	18,841
5.500%	12/20/52	1,908	1,897,061
5.500%	01/20/53	4,138	4,120,134
6.000%	04/15/33	3	3,553
6.000%	12/15/33	53	53,911
6.000%	01/15/34	12	11,854
6.000%	01/15/34	15	15,758
6.000%	01/15/34	26	26,970
6.000%	06/20/34	42	43,224
6.000%	07/15/34	31	32,341
6.500%	11/15/28	1	1,340
6.500%	08/15/31	1	886
6.500%	12/15/31	4	4,487
6.500%	02/15/32	11	11,606
6.500%	06/15/32	8	7,954
6.500%	07/15/32	14	14,369
6.500%	08/15/32	2	1,950
6.500%	08/15/32	3	2,630

SEE NOTES TO FINANCIAL STATEMENTS.

A50

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
6.500%	08/15/32	5	$5,301
6.500%	08/15/32	14	14,242
6.500%	08/15/32	73	74,938
6.500%	08/15/34	16	16,417
6.500%	06/15/35	12	12,517
6.500%	09/15/36	14	14,854
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	145	118,849
7.125%	05/01/30	435	487,854
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	90	54,316

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $328,628,277)			306,320,808

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds
1.625%	11/15/50	18,965	9,903,286
3.000%	08/15/52	315	226,308
4.750%	11/15/43(h)	11,705	11,564,174
4.750%	11/15/53(h)	11,605	11,496,203
U.S. Treasury Notes
4.250%	11/15/34	210	204,652
U.S. Treasury Strips Coupon
1.760%(s)	08/15/40	200	90,953
2.679%(s)	11/15/43	2,175	838,989
3.021%(s)	11/15/41	7,605	3,231,531
4.327%(s)	08/15/43	600	234,422
4.349%(s)	02/15/43	20	7,976
4.568%(s)	11/15/42	310	125,114
4.608%(s)	11/15/48	160	48,450
4.924%(s)	02/15/49	465	138,610
5.331%(s)	02/15/40	755	352,874

TOTAL U.S. TREASURY OBLIGATIONS (cost $43,785,647)			38,463,542

TOTAL LONG-TERM INVESTMENTS (cost $1,381,400,148)			2,418,707,133

		Shares
SHORT-TERM INVESTMENTS — 12.6%
AFFILIATED MUTUAL FUNDS — 12.5%
PGIM Core Ultra Short Bond Fund(wb)		297,490,301	297,490,301
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $38,533,756; includes $38,382,490 of cash collateral for securities on loan)(b)(wb)		38,618,349	38,595,179

TOTAL AFFILIATED MUTUAL FUNDS (cost $336,024,057)			336,085,480

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
4.216%	03/20/25	1,060	1,050,529

(cost $1,050,423)

Value
OPTIONS PURCHASED*~ — 0.0% (cost $22,969)	$14,603

TOTAL SHORT-TERM INVESTMENTS (cost $337,097,449)	337,150,612

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—102.7% (cost $1,718,497,597)	2,755,857,745

OPTION WRITTEN*~ — (0.0)% (premiums received $21,345)	(29,160)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—102.7% (cost $1,718,476,252)	2,755,828,585
Liabilities in excess of other assets(z) — (2.7)%	(73,265,566)

NET ASSETS — 100.0%	$2,682,563,019

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $469,564 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,627,175; cash collateral of $38,382,490 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	01/14/25	$(1,000)	$(777,891)
Federal National Mortgage Assoc.	3.000%	TBA	01/14/25	(7,500)	(6,369,141)
Federal National Mortgage Assoc.	4.000%	TBA	01/14/25	(8,000)	(7,315,027)
Government National Mortgage Assoc.	3.000%	TBA	01/21/25	(4,500)	(3,901,641)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $18,648,457)					$(18,363,700)

Option Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00	7	18	$963

(cost $887)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	15,110	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	10,070	1,194

Total OTC Traded (cost $22,082)							$1,194

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/4.490%	2,160	$—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/4.490%	2,160	842
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/4.490%	2,160	1,518
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/4.490%	4.24%(A)	855	3,362
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/4.490%	4.19%(A)	640	6,724

Total OTC Swaptions (cost $0)								$12,446

Total Options Purchased (cost $22,969)								$14,603

SEE NOTES TO FINANCIAL STATEMENTS.

A52

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50	7	18	$(4,156)
3 Month SOFR	Put	12/12/25	$96.50	7	18	(11,725)

Total Exchange Traded (premiums received $15,503)						$(15,881)

OTC Traded

						Notional
	Call/		Expiration			Amount
Description	Put	Counterparty	Date	Strike	Contracts	(000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	15,110	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	10,070	(4)

Total OTC Traded (premiums received $5,842)							$(4)

OTC Swaptions

							Notional
	Call/		Expiration				Amount
Description	Put	Counterparty	Date	Strike	Receive	Pay	(000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/4.490%	2.52%(A)	4,320	$—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/4.490%	3.10%(A)	4,320	(107)
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/4.490%	3.29%(A)	4,320	(1,304)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/4.490%	2,160	(1,384)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/4.490%	2,160	(1,133)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/4.490%	1,710	(2,235)
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.39%	4.39%(A)	1 Day SOFR(A)/4.490%	1,280	(7,112)

Total OTC Swaptions (premiums received $0)								$(13,275)

Total Options Written (premiums received $21,345)								$(29,160)

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
190	2 Year U.S. Treasury Notes	Mar. 2025	$39,065,781	$(17,376)
236	5 Year U.S. Treasury Notes	Mar. 2025	25,087,907	(152,778)
312	10 Year U.S. Treasury Notes	Mar. 2025	33,930,000	(361,653)
137	10 Year U.S. Ultra Treasury Notes	Mar. 2025	15,249,813	(261,180)
134	20 Year U.S. Treasury Bonds	Mar. 2025	15,255,063	(414,836)
92	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	10,939,375	(486,106)
2	Mini MSCI EAFE Index	Mar. 2025	226,750	(7,471)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Futures contracts outstanding at December 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
49	S&P 500 E-Mini Index	Mar. 2025	$14,542,588	$(472,913)

				(2,174,313)

Short Position:
15	5 Year Euro-Bobl	Mar. 2025	1,831,279	24,102

				$(2,150,211)

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/10/25	HSBC	EUR	1,394	$1,467,941	$1,444,517	$—	$(23,424)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 01/10/25	MSI	GBP	4,755	$5,954,370	$5,952,843	$ 1,527	$ —
Euro,
Expiring 01/10/25	SCB	EUR	41,621	43,436,633	43,130,154	306,479	—

				$49,391,003	$49,082,997	308,006	—

						$308,006	$(23,424)

Credit default swap agreements outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)		2,000	$(20,638)	$48,887	$(69,525)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)		2,000	(20,638)	47,685	(68,323)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)		2,000	(20,638)	53,641	(74,279)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,865	(1,430)	(476)	(954)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	620	(475)	(157)	(318)	BARC

					$(63,819)	$149,580	$(213,399)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000	%(Q)	1,230	0.299%	$8,652	$8,555	$97	GSI
Citigroup, Inc.	12/20/25	1.000	%(Q)	1,230	0.258%	9,136	8,673	463	GSI
Kingdom of Norway	12/20/25	—	%(Q)	2,700	0.036%	(939)	(1,292)	353	BARC

SEE NOTES TO FINANCIAL STATEMENTS.

A54

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Morgan Stanley	12/20/25	1.000	%(Q)	1,230	0.261%	$9,098	$8,555	$543	GSI
U.S. Treasury Notes	03/20/25	0.250	%(Q)	EUR 1,260	0.091%	560	357	203	BARC

						$26,507	$24,848	$1,659

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.43.V1	12/20/29	1.000	%(Q)	12,830	$298,680	$290,651	$(8,029)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
3,816	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.490%	$—	$(5,169)	$(5,169)
4,664	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.490%	—	1,497	1,497
10,650	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.490%	—	1,316	1,316
20,590	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.490%	—	53,340	53,340
12,880	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(42,240)	(42,240)
10,550	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(43,022)	(43,022)
1,410	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.490%	261	(13,763)	(14,024)
14,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.490%	4,207	73,854	69,647
8,910	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.490%	(9,474)	(20,872)	(11,398)

SEE NOTES TO FINANCIAL STATEMENTS.

A55

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,655	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.490%	$755,453	$776,280	$20,827

				$750,447	$781,221	$30,774

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 3.790%	JPM	03/20/25	(5,553)	$507,360	$—	$507,360
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	JPM	01/13/25	13,235	(645,495)	—	(645,495)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	JPM	01/24/25	11,085	(707,104)	—	(707,104)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 4.550%	GSI	01/24/25	12,240	(610,941)	—	(610,941)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	GSI	01/29/25	15,800	(864,714)	—	(864,714)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	JPM	01/30/25	10,220	(481,397)	—	(481,397)
U.S. Treasury Bond(T)	1 Day USOIS +24bps(T)/ 4.570%	BOA	02/11/25	19,230	(1,287,711)	—	(1,287,711)
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 4.580%	JPM	02/25/25	13,010	(997,931)	—	(997,931)

					$(5,087,933)	$—	$(5,087,933)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$176,353	$(1,925)	$509,019	$(5,808,692)

SEE NOTES TO FINANCIAL STATEMENTS.

A56

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$3,622,535
GS	—	1,050,529

Total	$—	$4,673,064

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$1,318,389,285	$13,592,591	$—
Preferred Stocks	1,056,244	—	—
Unaffiliated Exchange-Traded Funds	11,583,494	—	—
Asset-Backed Securities
Automobiles	—	51,630,966	—
Collateralized Loan Obligations	—	149,199,782	—
Consumer Loans	—	10,506,384	—
Credit Cards	—	6,034,688	—
Equipment	—	2,430,855	—
Home Equity Loans	—	8,840,758	—
Other	—	463,071	—
Residential Mortgage-Backed Securities	—	—	469,563
Student Loans	—	3,177,960	—
Corporate Bonds	—	312,664,513	—
Floating Rate and Other Loans	—	122,202	—
Commercial Mortgage-Backed Securities	—	146,229,952	—
Municipal Bonds	—	7,515,302	—
Residential Mortgage-Backed Securities	—	22,935,365	1
Sovereign Bonds	—	7,079,807	—
U.S. Government Agency Obligations	—	306,320,808	—
U.S. Treasury Obligations	—	38,463,542	—
Short-Term Investments
Affiliated Mutual Funds	336,085,480	—	—
U.S. Treasury Obligation	—	1,050,529	—
Options Purchased	963	13,640	—

Total	$1,667,115,466	$1,088,272,715	$469,564

Liabilities
Options Written	$(15,881)	$(13,279)	$—

Other Financial Instruments*
Assets
Futures Contracts	$24,102	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	308,006	—
OTC Credit Default Swap Agreements	—	27,446	—

SEE NOTES TO FINANCIAL STATEMENTS.

A57

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$146,627	$—
OTC Total Return Swap Agreement	—	507,360	—

Total	$24,102	$989,439	$—

Liabilities
Forward Commitment Contracts	$—	$(18,363,700)	$—
Futures Contracts	(2,174,313)	—	—
OTC Forward Foreign Currency Exchange Contract	—	(23,424)	—
Centrally Cleared Credit Default Swap Agreement	—	(8,029)	—
OTC Credit Default Swap Agreements	—	(64,758)	—
Centrally Cleared Interest Rate Swap Agreements	—	(115,853)	—
OTC Total Return Swap Agreements	—	(5,595,293)	—

Total	$(2,174,313)	$(24,171,057)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Affiliated Mutual Funds (1.4% represents investments purchased with collateral from securities on loan)	12.5%
U.S. Government Agency Obligations	11.4
Semiconductors & Semiconductor Equipment	5.7
Collateralized Loan Obligations	5.6
Commercial Mortgage-Backed Securities	5.4
Banks	5.2
Software	5.2
Technology Hardware, Storage & Peripherals	3.9
Interactive Media & Services	3.2
Automobiles	3.1
Financial Services	2.2
Broadline Retail	2.1
Pharmaceuticals	1.8
Capital Markets	1.6
U.S. Treasury Obligations	1.5
Oil, Gas & Consumable Fuels	1.5
Insurance	1.3
Aerospace & Defense	1.1
Health Care Equipment & Supplies	1.1
Electric	1.1
Health Care Providers & Services	1.0
Consumer Staples Distribution & Retail	1.0
Hotels, Restaurants & Leisure	1.0
Specialty Retail	0.9
Residential Mortgage-Backed Securities	0.9
Pipelines	0.9
Machinery	0.8
Biotechnology	0.8
Chemicals	0.8
Entertainment	0.8
Electric Utilities	0.7
Telecommunications	0.7
Beverages	0.7

IT Services	0.6%
Household Products	0.6
Media	0.5
Real Estate Investment Trusts (REITs)	0.5
Life Sciences Tools & Services	0.5
Oil & Gas	0.5
Communications Equipment	0.5
Specialized REITs	0.4
Unaffiliated Exchange-Traded Funds	0.4
Healthcare-Services	0.4
Ground Transportation	0.4
Electrical Equipment	0.4
Consumer Loans	0.4
Home Equity Loans	0.4
Diversified Telecommunication Services	0.3
Food Products	0.3
Agriculture	0.3
Professional Services	0.3
Multi-Utilities	0.3
Consumer Finance	0.3
Electronic Equipment, Instruments & Components	0.3
Tobacco	0.3
Municipal Bonds	0.3
Commercial Services & Supplies	0.3
Building Products	0.3
Diversified Financial Services	0.3
Sovereign Bonds	0.3
Auto Manufacturers	0.3
Credit Cards	0.2
Industrial Conglomerates	0.2
Retail	0.2
Textiles, Apparel & Luxury Goods	0.2
Packaging & Containers	0.2
Air Freight & Logistics	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A58

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Household Durables	0.2%
Metals & Mining	0.2
Foods	0.2
Semiconductors	0.1
Trading Companies & Distributors	0.1
Retail REITs	0.1
Gas	0.1
Residential REITs	0.1
Shipbuilding	0.1
Health Care REITs	0.1
Airlines	0.1
Energy Equipment & Services	0.1
Student Loans	0.1
Miscellaneous Manufacturing	0.1
Containers & Packaging	0.1
Wireless Telecommunication Services	0.1
Commercial Services	0.1
Industrial REITs	0.1
Trucking & Leasing	0.1
Passenger Airlines	0.1
Equipment	0.1
Mining	0.1
Real Estate Management & Development	0.1
Engineering & Construction	0.1
Transportation	0.1
Construction Materials	0.1
Personal Care Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Construction & Engineering	0.1

Office/Business Equipment	0.1%
Distributors	0.0	*
Multi-National	0.0	*
Home Builders	0.0	*
Automobile Components	0.0	*
Water Utilities	0.0	*
Building Materials	0.0	*
Gas Utilities	0.0	*
Apparel	0.0	*
Other	0.0	*
Healthcare-Products	0.0	*
Iron/Steel	0.0	*
Lodging	0.0	*
Hotel & Resort REITs	0.0	*
Leisure Products	0.0	*
Office REITs	0.0	*
Housewares	0.0	*
Marine Transportation	0.0	*
Distribution/Wholesale	0.0	*
Diversified REITs	0.0	*
Health Care Technology	0.0	*
Options Purchased	0.0	*

	102.7
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.7)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$8,029	*
Credit contracts	Premiums paid for OTC swap agreements	176,353		Premiums received for OTC swap agreements	1,925
Credit contracts	Unrealized appreciation on OTC swap agreements	1,659		Unrealized depreciation on OTC swap agreements	213,399
Equity contracts	—	—		Due from/to broker-variation margin futures	480,384	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	308,006		Unrealized depreciation on OTC forward foreign currency exchange contracts	23,424
Interest rate contracts	Due from/to broker-variation margin futures	24,102	*	Due from/to broker-variation margin futures	1,693,929	*
Interest rate contracts	Due from/to broker-variation margin swaps	146,627	*	Due from/to broker-variation margin swaps	115,853	*

SEE NOTES TO FINANCIAL STATEMENTS.

A59

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unaffiliated investments	$14,603	Options written outstanding, at value	$29,160
Interest rate contracts	Unrealized appreciation on OTC swap agreements	507,360	Unrealized depreciation on OTC swap agreements	5,595,293

		$1,178,710		$8,161,396

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(71,239)
Equity contracts	—	—	2,765,515	—	—
Foreign exchange contracts	—	—	—	2,621,929	—
Interest rate contracts	7,958	(4,071)	(1,820,965)	—	(3,907,835)

Total	$7,958	$(4,071)	$944,550	$2,621,929	$(3,979,074)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$24	$—	$—	$(61,239)
Equity contracts	—	—	(943,099)	—	—
Foreign exchange contracts.	—	—	—	510,469	—
Interest rate contracts	(8,366)	(7,815)	(4,242,984)	—	(2,896,395)

Total	$(8,366)	$(7,791)	$(5,186,083)	$510,469	$(2,957,634)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities
Options Purchased (1)	$4,594
Options Written (2)	12,737,000
Futures Contracts - Long Positions (2)	155,490,994
Futures Contracts - Short Positions (2)	2,749,962
Forward Foreign Currency Exchange Contracts - Purchased (3)	27,687,863
Forward Foreign Currency Exchange Contracts - Sold (3)	68,761,613
Interest Rate Swap Agreements (2)	82,017,000
Credit Default Swap Agreements - Buy Protection (2)	9,634,053
Credit Default Swap Agreements - Sell Protection (2)	19,202,053
Total Return Swap Agreements (2)	96,527,361

SEE NOTES TO FINANCIAL STATEMENTS.

A60

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$37,627,175	$(37,627,175)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$151,126	$(215,324)	$(64,198)	$—	$(64,198)
BOA	—	(1,287,711)	(1,287,711)	1,287,711	—
CITI	2,360	(3,928)	(1,568)	—	(1,568)
GSI	26,886	(1,475,655)	(1,448,769)	1,380,813	(67,956)
HSBC	—	(23,424)	(23,424)	—	(23,424)
JPM	518,640	(2,841,278)	(2,322,638)	2,310,839	(11,799)
MSI	1,527	—	1,527	—	1,527
SCB	306,479	—	306,479	—	306,479

	$1,007,018	$(5,847,320)	$(4,840,302)	$4,979,363	$139,061

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $37,627,175:
Unaffiliated investments (cost $1,382,473,540)	$2,419,772,265
Affiliated investments (cost $336,024,057)	336,085,480
Foreign currency, at value (cost $127,741)	126,870
Cash	243
Receivable for investments sold	18,716,089
Dividends and interest receivable	8,482,471
Unrealized appreciation on OTC swap agreements	509,019
Unrealized appreciation on OTC forward foreign currency exchange contracts	308,006
Tax reclaim receivable	280,573
Premiums paid for OTC swap agreements	176,353
Due from broker-variation margin swaps	6,973
Receivable for Portfolio shares sold	3,757
Receivable from affiliate	163
Prepaid expenses	26,616

Total Assets	2,784,494,878

LIABILITIES
Payable to broker for collateral for securities on loan	38,382,490
Payable for investments purchased	36,580,055
Forward commitment contracts, at value (proceeds receivable $18,648,457)	18,363,700
Unrealized depreciation on OTC swap agreements	5,808,692
Management fee payable.	1,270,582
Payable for Portfolio shares purchased	710,083
Accrued expenses and other liabilities	466,508
Due to broker-variation margin futures	261,001
Payable to affiliate	29,299
Options written outstanding, at value (premiums received $21,345)	29,160
Unrealized depreciation on OTC forward foreign currency exchange contracts	23,424
Distribution fee payable	1,970
Premiums received for OTC swap agreements	1,925
Trustees’ fees payable	1,780
Affiliated transfer agent fee payable	1,190

Total Liabilities	101,931,859

NET ASSETS	$2,682,563,019

Net assets were comprised of:
Partners’ Equity	$2,682,563,019

Class I:
Net asset value and redemption price per share, $2,672,976,110 / 60,531,308 outstanding shares of beneficial interest	$44.16

Class III:
Net asset value and redemption price per share, $9,586,909 / 219,108 outstanding shares of beneficial interest.	$43.75

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$46,107,468
Unaffiliated dividend income (net of $40,020 foreign withholding tax, of which $12,160 is reimbursable by an affiliate)	18,644,941
Affiliated dividend income	15,237,896
Income from securities lending, net (including affiliated income of $80,019)	85,189

Total income	80,075,494

EXPENSES
Management fee.	14,478,367
Distribution fee—Class III	20,852
Custodian and accounting fees	262,297
Shareholders’ reports	144,451
Audit fee.	61,465
Professional fees	51,569
Trustees’ fees	50,610
Transfer agent’s fees and expenses (including affiliated expense of $7,143)	11,943
Miscellaneous	106,406

Total expenses	15,187,960

NET INVESTMENT INCOME (LOSS)	64,887,534

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $5,245)	161,602,757
Futures transactions.	944,550
Forward currency contract transactions	2,621,929
Options written transactions	(4,071)
Swap agreements transactions	(3,979,074)
Foreign currency transactions	(342,708)

160,843,383

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(18,167))	102,353,034
Futures	(5,186,083)
Forward currency contracts.	510,469
Options written	(7,791)
Swap agreements.	(2,957,634)
Foreign currencies	(22,087)

94,689,908

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	255,533,291

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$320,420,825

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$64,887,534	$61,466,398
Net realized gain (loss) on investment and foreign currency transactions	160,843,383	96,080,897
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	94,689,908	191,463,082

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	320,420,825	349,010,377

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	16,795,349	18,116,698
Portfolio shares purchased	(188,507,083)	(171,590,252)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS .	(171,711,734)	(153,473,554)

TOTAL INCREASE (DECREASE)	148,709,091	195,536,823
NET ASSETS:
Beginning of year	2,533,853,928	2,338,317,105

End of year.	$2,682,563,019	$2,533,853,928

SEE NOTES TO FINANCIAL STATEMENTS.

A62

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$39.07	$33.84	$39.67	$34.99	$31.40

Income (Loss) From Investment Operations:
Net investment income (loss)	1.04	0.92	0.57	0.40	0.50
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.05	4.31	(6.40)	4.28	3.09

Total from investment operations	5.09	5.23	(5.83)	4.68	3.59

Net Asset Value, end of year	$44.16	$39.07	$33.84	$39.67	$34.99

Total Return(b)	13.03%	15.45%	(14.70)%	13.38%	11.43%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,673	$2,526	$2,332	$2,896	$2,710
Average net assets (in millions)	$2,624	$2,411	$2,513	$2,800	$2,540
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.58%	0.57%	0.57%	0.57%	0.58%
Expenses before waivers and/or expense reimbursement	0.58%	0.57%	0.57%	0.57%	0.58%
Net investment income (loss)	2.47%	2.54%	1.62%	1.06%	1.58%
Portfolio turnover rate(d)(e)	60%	86%	96%	69%	75%

Class III
	Year Ended December 31,			April 26, 2021(f) through December 31,
	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$38.81	$33.70	$39.60	$36.75

Income (Loss) From Investment Operations:
Net investment income (loss)	0.92	0.83	0.52	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.02	4.28	(6.42)	2.64

Total from investment operations	4.94	5.11	(5.90)	2.85

Net Asset Value, end of period	$43.75	$38.81	$33.70	$39.60

Total Return(b)	12.73%	15.16%	(14.90)%	7.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10	$8	$7	$3
Average net assets (in millions)	$8	$7	$5	$1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.83%	0.82%	0.82%	0.81	%(g)
Expenses before waivers and/or expense reimbursement	0.83%	0.82%	0.82%	0.81	%(g)
Net investment income (loss)	2.21%	2.29%	1.48%	0.76	%(g)
Portfolio turnover rate(d)(e)	60%	86%	96%	69%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS — 60.7%
Aerospace & Defense — 1.2%
Dassault Aviation SA (France)	66	$13,486
General Electric Co.	120,600	20,114,874
Howmet Aerospace, Inc.	9,500	1,039,015
Kongsberg Gruppen ASA (Norway)	659	74,142
L3Harris Technologies, Inc.	73,600	15,476,608
Lockheed Martin Corp.	13,900	6,754,566
MTU Aero Engines AG (Germany)	16	5,344
Northrop Grumman Corp.	36,600	17,176,014
Rheinmetall AG (Germany)	63	40,251
Rolls-Royce Holdings PLC (United Kingdom)*	40,071	284,160
Safran SA (France)	968	212,096

		61,190,556

Air Freight & Logistics — 0.3%
United Parcel Service, Inc. (Class B Stock)	124,800	15,737,280

Automobile Components — 0.0%
Cie Generale des Etablissements Michelin SCA (France)	1,434	47,186
FCC Co. Ltd. (Japan)	300	6,022
Sumitomo Electric Industries Ltd. (Japan)	2,200	39,330
Toyo Tire Corp. (Japan)	900	13,843

		106,381

Automobiles — 1.6%
Ferrari NV (Italy)	245	104,541
Ford Motor Co.	291,800	2,888,820
General Motors Co.	248,600	13,242,922
Subaru Corp. (Japan)	10,300	183,014
Suzuki Motor Corp. (Japan)	8,900	99,719
Tesla, Inc.*	159,100	64,250,945
Toyota Motor Corp. (Japan)	6,700	130,819

		80,900,780

Banks — 2.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	1,985	30,632
AIB Group PLC (Ireland)	21,585	119,363
ANZ Group Holdings Ltd. (Australia)	5,668	99,869
Banco Bilbao Vizcaya Argentaria SA (Spain)	2,309	22,592
Banco BPM SpA (Italy)	9,264	75,007
Banco Santander SA (Spain)	19,673	91,012
Bank Leumi Le-Israel BM (Israel)	3,053	36,323
Bank of America Corp.	394,400	17,333,880
Barclays PLC (United Kingdom)	50,731	169,705
BNP Paribas SA (France)	1,052	64,589
BOC Hong Kong Holdings Ltd. (China)	9,000	28,738
BPER Banca SpA (Italy)	5,865	37,406
CaixaBank SA (Spain)	15,055	81,736
Citigroup, Inc.	232,000	16,330,480
Commonwealth Bank of Australia (Australia)	1,218	115,249
Credit Agricole SA (France)	5,322	73,228
DBS Group Holdings Ltd. (Singapore)	3,850	123,375

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
DNB Bank ASA (Norway)	325	$6,488
Erste Group Bank AG (Austria)	1,795	111,104
HSBC Holdings PLC (United Kingdom)	26,617	261,462
ING Groep NV (Netherlands)	4,959	77,715
Intesa Sanpaolo SpA (Italy)	48,748	195,519
JPMorgan Chase & Co.	174,994	41,947,812
KeyCorp.	139,100	2,384,174
Mitsubishi UFJ Financial Group, Inc. (Japan)	18,000	210,145
Mizrahi Tefahot Bank Ltd. (Israel)	210	9,091
NatWest Group PLC (United Kingdom)	20,734	103,903
Nordea Bank Abp (Finland)	7,465	81,449
Oversea-Chinese Banking Corp. Ltd. (Singapore)	3,000	36,639
PNC Financial Services Group, Inc. (The)	5,700	1,099,245
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,900	69,601
Truist Financial Corp.	351,800	15,261,084
U.S. Bancorp	292,000	13,966,360
UniCredit SpA (Italy)	5,231	209,493
Westpac Banking Corp. (Australia)	9,088	181,406

		111,045,874

Beverages — 0.6%
Carlsberg A/S (Denmark) (Class B Stock)	60	5,763
Coca-Cola Co. (The)	234,500	14,599,970
Coca-Cola HBC AG (Italy)*	330	11,273
Keurig Dr. Pepper, Inc.	479,600	15,404,752

		30,021,758

Biotechnology — 0.9%
AbbVie, Inc.	112,900	20,062,330
Amgen, Inc.	43,900	11,442,096
Biogen, Inc.*	62,200	9,511,624
CSL Ltd.	288	50,242
Gilead Sciences, Inc.	22,800	2,106,036

		43,172,328

Broadline Retail — 2.6%
Amazon.com, Inc.*	600,000	131,634,000
Next PLC (United Kingdom)	629	74,613
Prosus NV (China)*	1,695	67,371

		131,775,984

Building Products — 0.2%
AGC, Inc. (Japan)	1,700	49,659
Allegion PLC(a)	33,200	4,338,576
Cie de Saint-Gobain SA (France)	2,435	216,378
Geberit AG (Switzerland)	19	10,775
Hayward Holdings, Inc.*	114,000	1,743,060
ROCKWOOL A/S (Denmark) (Class B Stock)	73	25,976
Trane Technologies PLC	8,200	3,028,670

		9,413,094

SEE NOTES TO FINANCIAL STATEMENTS.

A64

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Capital Markets — 2.1%
3i Group PLC (United Kingdom)	4,081	$181,659
Amundi SA (France), 144A	1,244	82,789
Bank of New York Mellon Corp. (The)	210,900	16,203,447
Blackrock, Inc.	8,000	8,200,880
Deutsche Bank AG (Germany)	9,603	165,718
Euronext NV (Netherlands), 144A	561	62,937
Goldman Sachs Group, Inc. (The)	17,700	10,135,374
Houlihan Lokey, Inc.	33,900	5,887,074
Investec PLC (United Kingdom)	1,775	12,066
Janus Henderson Group PLC	188,300	8,008,399
Magellan Financial Group Ltd. (Australia)	2,200	15,097
Morgan Stanley	115,700	14,545,804
MSCI, Inc.	27,500	16,500,275
Nomura Holdings, Inc. (Japan)	30,900	179,277
Plus500 Ltd. (Israel)	405	13,730
Raymond James Financial, Inc.	29,400	4,566,702
S&P Global, Inc.	26,300	13,098,189
Singapore Exchange Ltd. (Singapore)	5,200	48,472
State Street Corp.	48,600	4,770,090
UBS Group AG (Switzerland)	5,254	160,860

		102,838,839

Chemicals — 0.7%
Air Products & Chemicals, Inc.	22,800	6,612,912
Celanese Corp.	91,800	6,353,478
DuPont de Nemours, Inc.	181,300	13,824,125
Eastman Chemical Co.(a)	13,000	1,187,160
Evonik Industries AG (Germany)	2,238	38,901
Givaudan SA (Switzerland)	6	26,228
Kemira OYJ (Finland)	572	11,568
Linde PLC	8,100	3,391,227
LyondellBasell Industries NV (Class A Stock)	39,600	2,941,092
Nitto Denko Corp. (Japan)	1,300	21,735
Orica Ltd. (Australia)	2,892	29,647
Solvay SA (Belgium)	2,836	91,687

		34,529,760

Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	12,824	152,518
Cintas Corp.	6,800	1,242,360
Veralto Corp.	141,100	14,371,035
Waste Management, Inc.	5,000	1,008,950

		16,774,863

Communications Equipment — 0.7%
Arista Networks, Inc.*	125,600	13,882,568
Cisco Systems, Inc	334,500	19,802,400
Nokia OYJ (Finland)	25,586	113,177
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	7,280	58,957

		33,857,102

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	2,290	114,758
Eiffage SA (France)	1,399	122,680

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (cont’d.)
Koninklijke BAM Groep NV (Netherlands)	1,560	$6,782
MasTec, Inc.*	40,900	5,568,126
Vinci SA (France)	1,656	170,496

		5,982,842

Construction Materials — 0.2%
Buzzi SpA (Italy)	360	13,289
CRH PLC	69,000	6,383,880
Heidelberg Materials AG (Germany)	974	120,351
Holcim AG*	1,877	180,727
Vulcan Materials Co.	11,200	2,880,976

		9,579,223

Consumer Finance — 0.3%
American Express Co.(a)	41,600	12,346,464

Consumer Staples Distribution & Retail — 1.2%
Carrefour SA (France)	5,079	72,288
Coles Group Ltd. (Australia)	7,938	92,665
Colruyt Group NV (Belgium)	312	11,740
Costco Wholesale Corp.	21,100	19,333,297
Dollar Tree, Inc.*	96,100	7,201,734
Kesko OYJ (Finland) (Class B Stock)	1,527	28,810
Koninklijke Ahold Delhaize NV (Netherlands)	6,113	199,770
Tesco PLC (United Kingdom)	24,598	113,135
Walmart, Inc.	376,800	34,043,880

		61,097,319

Containers & Packaging — 0.0%
Ball Corp.	16,000	882,080

Distributors — 0.1%
LKQ Corp.(a)	183,400	6,739,950

Diversified REITs — 0.0%
GPT Group (The) (Australia)	10,758	28,981
Stockland (Australia)	1,755	5,205

		34,186

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	429,300	9,775,161
Deutsche Telekom AG (Germany)	10,114	303,047
GCI Liberty, Inc. (Class A Stock)^	343	—
Koninklijke KPN NV (Netherlands)	34,509	125,835
Orange SA (France)	7,076	70,603
Telstra Group Ltd. (Australia)	6,417	15,903
Verizon Communications, Inc.	276,188	11,044,758

		21,335,307

Electric Utilities — 0.9%
American Electric Power Co., Inc.	98,400	9,075,432
Chubu Electric Power Co., Inc. (Japan)	9,200	96,518
Enel SpA (Italy)	20,687	147,626
Exelon Corp.	373,300	14,051,012
Fortum OYJ (Finland)	3,293	46,098
Iberdrola SA (Spain)	16,833	231,962
Kansai Electric Power Co., Inc. (The) (Japan)	1,900	21,059

SEE NOTES TO FINANCIAL STATEMENTS.

A65

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (cont’d.)
NextEra Energy, Inc.	70,100	$5,025,469
NRG Energy, Inc.	162,900	14,696,838
Shikoku Electric Power Co., Inc. (Japan)	600	4,680
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	14,800	44,239

		43,440,933

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	5,849	315,837
Acuity Brands, Inc.	23,200	6,777,416
Eaton Corp. PLC	19,500	6,471,465
Emerson Electric Co.(a)	90,000	11,153,700
Fujikura Ltd. (Japan)	2,600	106,147
Legrand SA (France)	536	52,138
Nidec Corp. (Japan)	1,900	34,127
Schneider Electric SE	1,211	301,486
Siemens Energy AG (Germany)*	936	49,675

		25,261,991

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	60,400	4,194,780
TDK Corp. (Japan)	7,600	97,877
Yokogawa Electric Corp. (Japan)	2,500	53,174
Zebra Technologies Corp. (Class A Stock)*	18,700	7,222,314

		11,568,145

Energy Equipment & Services — 0.0%
Schlumberger NV	33,100	1,269,054

Entertainment — 0.9%
CTS Eventim AG & Co. KGaA (Germany)	605	51,144
Konami Group Corp. (Japan)	800	74,856
Netflix, Inc.*	24,800	22,104,736
Sea Ltd. (Singapore), ADR*	2,000	212,200
Spotify Technology SA*	100	44,738
Walt Disney Co. (The)	184,700	20,566,345
Warner Bros Discovery, Inc.*	141,600	1,496,712

		44,550,731

Financial Services — 2.5%
Berkshire Hathaway, Inc. (Class B Stock)*(a)	97,150	44,036,152
Fidelity National Information Services, Inc.	130,700	10,556,639
Financial Partners Group Co. Ltd. (Japan)	1,600	29,184
Industrivarden AB (Sweden) (Class A Stock)	188	5,943
Investor AB (Sweden) (Class B Stock)	8,517	225,589
Mastercard, Inc. (Class A Stock)	64,100	33,753,137
PayPal Holdings, Inc.*	204,400	17,445,540
Visa, Inc. (Class A Stock)	65,200	20,605,808

		126,657,992

	Shares	Value
COMMON STOCKS (continued)
Food Products — 0.5%
Associated British Foods PLC (United Kingdom)	3,822	$97,493
Conagra Brands, Inc.	233,100	6,468,525
General Mills, Inc.	141,800	9,042,586
Ingredion, Inc.	58,800	8,088,528
J.M. Smucker Co. (The)	13,000	1,431,560
Nestle SA.	2,922	239,730
Nippn Corp. (Japan)	500	6,929
Riken Vitamin Co. Ltd. (Japan)	300	4,656
WH Group Ltd. (Hong Kong), 144A	173,000	133,320
Wilmar International Ltd. (China)	48,800	110,763

		25,624,090

Ground Transportation — 0.5%
CSX Corp.	80,500	2,597,735
Norfolk Southern Corp.	10,400	2,440,880
Uber Technologies, Inc.*	229,300	13,831,376
Union Pacific Corp.	19,000	4,332,760

		23,202,751

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	190,500	21,547,455
Becton, Dickinson & Co.	30,200	6,851,474
Boston Scientific Corp.*	121,500	10,852,380
Demant A/S (Denmark)*	153	5,631
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	4,000	85,973
Hoya Corp. (Japan)	800	99,285
Intuitive Surgical, Inc.*	17,100	8,925,516
Medtronic PLC.	247,200	19,746,336
STERIS PLC	19,200	3,946,752

		72,060,802

Health Care Providers & Services — 1.1%
Ambea AB (Sweden), 144A	1,525	13,287
Centene Corp.*	278,100	16,847,298
Cigna Group (The)	39,700	10,962,758
Fresenius Medical Care AG (Germany)	3,104	141,328
McKesson Corp.	12,700	7,237,857
Medipal Holdings Corp. (Japan)	800	12,031
Quest Diagnostics, Inc.	39,400	5,943,884
Sonic Healthcare Ltd. (Australia)	448	7,472
UnitedHealth Group, Inc.	31,900	16,136,934

		57,302,849

Health Care REITs — 0.1%
Ventas, Inc.	77,500	4,563,975

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	210	32,439

Hotels, Restaurants & Leisure — 1.1%
Accor SA (France)	533	25,924
Aristocrat Leisure Ltd. (Australia)	2,439	103,000
Booking Holdings, Inc.	4,700	23,351,574
Chipotle Mexican Grill, Inc.*	224,700	13,549,410
Compass Group PLC (United Kingdom)	523	17,402
Darden Restaurants, Inc.(a)	60,600	11,313,414

SEE NOTES TO FINANCIAL STATEMENTS.

A66

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
La Francaise des Jeux SACA (France), 144A	3,205	$123,426
MGM Resorts International*(a)	158,800	5,502,420
TUI AG (Germany)*	2,050	17,777
Zensho Holdings Co. Ltd. (Japan)	600	33,980

		54,038,327

Household Durables — 0.1%
Breville Group Ltd. (Australia)	572	12,494
Garmin Ltd.(a)	11,100	2,289,486
JVCKenwood Corp. (Japan)	3,200	35,240
Lennar Corp. (Class A Stock)	6,200	845,494
PulteGroup, Inc.	7,700	838,530
Sony Group Corp. (Japan)	11,400	240,261

		4,261,505

Household Products — 0.6%
Colgate-Palmolive Co.	173,800	15,800,158
Essity AB (Sweden) (Class B Stock)	6,950	185,831
Henkel AG & Co. KGaA (Germany)	144	11,095
Procter & Gamble Co. (The)	92,405	15,491,698
Reckitt Benckiser Group PLC (United Kingdom)	1,036	62,710

		31,551,492

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	680,100	8,752,887

Industrial Conglomerates — 0.4%
3M Co.	143,000	18,459,870
Hitachi Ltd. (Japan)	8,200	200,818
Siemens AG (Germany)	1,346	262,463

		18,923,151

Industrial REITs — 0.2%
Goodman Group (Australia)	6,096	134,002
Prologis, Inc.	108,000	11,415,600

		11,549,602

Insurance — 1.1%
Ageas SA/NV (Belgium)	2,260	109,882
AIA Group Ltd. (Hong Kong)	23,600	169,516
Allianz SE (Germany)	475	145,997
Allstate Corp. (The)	79,000	15,230,410
American International Group, Inc.	12,800	931,840
Assurant, Inc.	29,100	6,204,702
Aviva PLC (United Kingdom)	22,491	131,822
AXA SA (France)	7,147	254,359
First American Financial Corp.	74,600	4,658,024
Hannover Rueck SE (Germany)	92	23,039
Insurance Australia Group Ltd. (Australia)	5,541	28,981
Japan Post Insurance Co. Ltd. (Japan)	2,500	45,920
Marsh & McLennan Cos., Inc.	41,200	8,751,292
Medibank Private Ltd. (Australia)	63,944	149,878
MetLife, Inc.	84,200	6,894,296
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	311	157,215

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Progressive Corp. (The)	24,100	$5,774,601
QBE Insurance Group Ltd. (Australia)	1,722	20,450
Sompo Holdings, Inc. (Japan)	6,400	165,826
Swiss Re AG	90	13,035
Talanx AG (Germany)	324	27,557
Travelers Cos., Inc. (The)	15,800	3,806,062
Unipol Gruppo SpA (Italy)	5,208	65,040
Willis Towers Watson PLC	10,600	3,320,344
Zurich Insurance Group AG (Switzerland)	19	11,300

		57,091,388

Interactive Media & Services — 4.1%
Alphabet, Inc. (Class A Stock)	370,800	70,192,440
Alphabet, Inc. (Class C Stock)	306,640	58,396,522
Meta Platforms, Inc. (Class A Stock)	132,550	77,609,350
Scout24 SE (Germany), 144A	290	25,589

		206,223,901

IT Services — 0.6%
Accenture PLC (Ireland) (Class A Stock)	20,500	7,211,695
Cognizant Technology Solutions Corp. (Class A Stock)	211,200	16,241,280
Indra Sistemas SA (Spain)	392	6,925
International Business Machines Corp.(a)	16,900	3,715,127
Snowflake, Inc. (Class A Stock)*	7,200	1,111,752
Wix.com Ltd. (Israel)*	600	128,730

		28,415,509

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	7,800	185,993
Tomy Co. Ltd. (Japan)	600	17,185

		203,178

Life Sciences Tools & Services — 0.8%
Danaher Corp.	58,000	13,313,900
Thermo Fisher Scientific, Inc.	47,200	24,554,856

		37,868,756

Machinery — 0.9%
Alfa Laval AB (Sweden)	940	39,344
Allison Transmission Holdings, Inc.	112,800	12,189,168
Atlas Copco AB (Sweden) (Class B Stock)	2,517	34,007
Cargotec OYJ (Finland) (Class B Stock)	126	6,677
Caterpillar, Inc.	3,800	1,378,488
Cummins, Inc.	2,500	871,500
Deere & Co.(a)	2,100	889,770
Donaldson Co., Inc.	19,300	1,299,855
Epiroc AB (Sweden) (Class B Stock)	550	8,581
FANUC Corp. (Japan)	4,300	112,329
Flowserve Corp.	251,600	14,472,032
GEA Group AG (Germany)	1,647	81,812
Glory Ltd. (Japan)	800	13,081
Knorr-Bremse AG (Germany)	270	19,597

SEE NOTES TO FINANCIAL STATEMENTS.

A67

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Komatsu Ltd. (Japan)	3,800	$103,521
Makita Corp. (Japan)	3,400	103,391
Namura Shipbuilding Co. Ltd. (Japan)	2,700	29,345
Pentair PLC	107,700	10,838,928
Rational AG (Germany)	57	48,821
Schindler Holding AG (Switzerland)	35	9,548
Schindler Holding AG (Switzerland)
(Part. Cert.)	56	15,472
Volvo AB (Sweden) (Class A Stock)	297	7,259
Volvo AB (Sweden) (Class B Stock)	695	16,890
Wartsila OYJ Abp (Finland)	4,272	75,711

		42,665,127

Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	4	6,435
Kawasaki Kisen Kaisha Ltd. (Japan)	11,900	169,299

		175,734

Media — 0.2%
Comcast Corp. (Class A Stock)	235,700	8,845,821
JCDecaux SE (France)*	546	8,564
Publicis Groupe SA (France)	1,665	177,255

		9,031,640

Metals & Mining — 0.2%
BHP Group Ltd. (Australia)	12,208	297,811
Boliden AB (Sweden)	2,592	72,926
Fortescue Ltd. (Australia)	6,592	74,230
Freeport-McMoRan, Inc.	186,200	7,090,496
Mitsui Mining & Smelting Co. Ltd. (Japan)	400	11,732
Nippon Steel Corp. (Japan)	2,300	46,220
Northern Star Resources Ltd. (Australia)	7,635	72,541
Rio Tinto Ltd. (Australia)	576	41,767
Rio Tinto PLC (Australia)	2,801	165,343

		7,873,066

Multi-Utilities — 0.4%
AGL Energy Ltd. (Australia)	3,468	24,183
Centrica PLC (United Kingdom)	99,247	165,581
CMS Energy Corp.	96,100	6,405,065
DTE Energy Co.	98,800	11,930,100
E.ON SE (Germany)	3,494	40,699
Engie SA (France)	12,133	192,422
Sembcorp Industries Ltd. (Singapore)	2,900	11,732

		18,769,782

Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.(a)	44,100	6,387,444
ConocoPhillips	117,800	11,682,226
Coterra Energy, Inc.	71,000	1,813,340
ENEOS Holdings, Inc. (Japan)	10,700	56,134
EOG Resources, Inc.	11,200	1,372,896
Exxon Mobil Corp.	349,400	37,584,958
Idemitsu Kosan Co. Ltd. (Japan)	18,600	122,519
Phillips 66	7,600	865,868

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Shell PLC	7,997	$249,274
Texas Pacific Land Corp.(a)	900	995,364
TotalEnergies SE (France)	4,261	237,401
Valero Energy Corp.(a)	106,800	13,092,612
Williams Cos., Inc. (The)	321,100	17,377,932

		91,837,968

Passenger Airlines — 0.2%
ANA Holdings, Inc. (Japan)	2,000	36,299
Japan Airlines Co. Ltd. (Japan)	4,600	72,516
Qantas Airways Ltd. (Australia)*	13,746	76,097
United Airlines Holdings, Inc.*	105,500	10,244,050

		10,428,962

Personal Care Products — 0.0%
Unilever PLC (United Kingdom)	5,983	339,958

Pharmaceuticals — 2.1%
AstraZeneca PLC (United Kingdom)	1,911	249,156
Chugai Pharmaceutical Co. Ltd. (Japan)	2,000	88,162
Daiichi Sankyo Co. Ltd. (Japan)	2,100	57,463
Elanco Animal Health, Inc.*	171,300	2,074,443
Eli Lilly & Co.	54,300	41,919,600
GSK PLC	13,710	231,251
Hikma Pharmaceuticals PLC (Jordan)	1,993	49,689
Ipsen SA (France)	566	64,875
Johnson & Johnson	211,448	30,579,610
Kyowa Kirin Co. Ltd. (Japan)	3,300	49,625
Merck & Co., Inc.	162,600	16,175,448
Novartis AG (Switzerland)	4,702	457,774
Novo Nordisk A/S (Denmark) (Class B Stock)	5,330	459,882
Orion OYJ (Finland) (Class B Stock)	1,064	47,199
Otsuka Holdings Co. Ltd. (Japan)	500	27,200
Pfizer, Inc.	406,300	10,779,139
Roche Holding AG	1,459	407,946
Sanofi SA	1,730	168,175
Shionogi & Co. Ltd. (Japan)	10,900	152,874
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	800	17,632

		104,057,143

Professional Services — 0.3%
Automatic Data Processing, Inc.	24,800	7,259,704
Computershare Ltd. (Australia)	5,368	112,763
Dun & Bradstreet Holdings, Inc.	287,700	3,584,742
Leidos Holdings, Inc.	11,700	1,685,502
Recruit Holdings Co. Ltd. (Japan)	1,700	118,163
Science Applications International Corp.	10,500	1,173,690
Wolters Kluwer NV (Netherlands)	33	5,483

		13,940,047

Real Estate Management & Development — 0.2%
Daito Trust Construction Co. Ltd. (Japan)	600	67,077
Daiwa House Industry Co. Ltd. (Japan)	2,400	73,683
Jones Lang LaSalle, Inc.*	33,400	8,454,876

SEE NOTES TO FINANCIAL STATEMENTS.

A68

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
LEG Immobilien SE (Germany)	725	$61,494
Mitsui Fudosan Co. Ltd. (Japan)	5,700	45,585
Sumitomo Realty & Development Co. Ltd. (Japan)	500	15,549
Vonovia SE (Germany)	2,712	82,561

		8,800,825

Residential REITs — 0.2%
Equity Residential	120,600	8,654,256

Retail REITs — 0.1%
Kimco Realty Corp.	115,800	2,713,194
Klepierre SA (France)	4,496	129,483
Scentre Group (Australia)	7,020	14,860
Vicinity Ltd. (Australia)	74,101	96,037

		2,953,574

Semiconductors & Semiconductor Equipment — 7.0%
Advantest Corp. (Japan)	4,000	227,435
Applied Materials, Inc.(a)	27,300	4,439,799
ASM International NV (Netherlands)	224	129,514
ASML Holding NV (Netherlands)	452	316,596
Broadcom, Inc.	263,400	61,066,656
Kokusai Electric Corp. (Japan)	1,100	14,414
Lam Research Corp.	216,000	15,601,680
Lasertec Corp. (Japan)	700	65,622
Marvell Technology, Inc.	39,000	4,307,550
Micron Technology, Inc.	170,800	14,374,528
NVIDIA Corp.	1,590,600	213,601,674
Onto Innovation, Inc.*	30,300	5,050,101
Qorvo, Inc.*	118,600	8,293,698
QUALCOMM, Inc.	156,600	24,056,892
SCREEN Holdings Co. Ltd. (Japan)	2,000	118,075
Tokyo Electron Ltd. (Japan)	1,700	255,543

		351,919,777

Software — 6.2%
Adobe, Inc.*	34,050	15,141,354
Autodesk, Inc.*	26,100	7,714,377
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	16,500	5,645,640
Fortinet, Inc.*	69,600	6,575,808
Gen Digital, Inc.	52,000	1,423,760
Gitlab, Inc. (Class A Stock)*	38,400	2,163,840
Intuit, Inc.	14,700	9,238,950
Microsoft Corp.	425,900	179,516,850
Monday.com Ltd.*	100	23,544
Nice Ltd. (Israel)*	466	79,138
Oracle Corp.	80,500	13,414,520
Palantir Technologies, Inc. (Class A Stock)*	90,100	6,814,263
Salesforce, Inc.	101,300	33,867,629
SAP SE (Germany)	1,608	395,527
ServiceNow, Inc.*	26,200	27,775,144
Technology One Ltd. (Australia)	700	13,521
Teradata Corp.*	45,000	1,401,750
Xero Ltd. (New Zealand)*	1,092	113,637

		311,319,252

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs — 0.5%
American Tower Corp.	17,900	$3,283,039
Digital Realty Trust, Inc.	19,500	3,457,935
Equinix, Inc.	8,900	8,391,721
Public Storage	35,400	10,600,176

		25,732,871

Specialty Retail — 1.0%
ABC-Mart, Inc. (Japan)	300	6,052
Carvana Co.*	56,000	11,388,160
Fast Retailing Co. Ltd. (Japan)	200	67,468
Home Depot, Inc. (The)(a)	30,700	11,941,993
Industria de Diseno Textil SA (Spain)	4,599	235,579
JB Hi-Fi Ltd. (Australia)	297	16,992
Lowe’s Cos., Inc.	83,100	20,509,080
TJX Cos., Inc. (The)	43,000	5,194,830
Zalando SE (Germany), 144A*	4,350	145,522

		49,505,676

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	966,000	241,905,720
Hewlett Packard Enterprise Co.	251,700	5,373,795
Logitech International SA (Switzerland)	2,020	166,743

		247,446,258

Textiles, Apparel & Luxury Goods — 0.3%
adidas AG (Germany)	814	200,215
Asics Corp. (Japan)	10,900	212,635
Deckers Outdoor Corp.*	30,100	6,113,009
LVMH Moet Hennessy Louis Vuitton SE (France)	184	121,034
Pandora A/S (Denmark)	276	50,496
Ralph Lauren Corp.	25,900	5,982,382

		12,679,771

Tobacco — 0.4%
Altria Group, Inc.	356,300	18,630,927
British American Tobacco PLC (United Kingdom)	3,126	112,801
Imperial Brands PLC (United Kingdom)	7,299	233,414
Japan Tobacco, Inc. (Japan)	1,800	46,175
Philip Morris International, Inc.	22,900	2,756,015

		21,779,332

Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)	1,900	181,830
Bunzl PLC (United Kingdom)	187	7,700
Mitsubishi Corp. (Japan)	2,000	32,723
Mitsui & Co. Ltd. (Japan)	300	6,222
Toyota Tsusho Corp. (Japan)	1,500	26,527
United Rentals, Inc.(a)	1,200	845,328
W.W. Grainger, Inc.	1,900	2,002,695

		3,103,025

Wireless Telecommunication Services — 0.2%
SoftBank Group Corp. (Japan)	2,600	148,579

SEE NOTES TO FINANCIAL STATEMENTS.

A69

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
T-Mobile US, Inc.	43,800	$9,667,974

		9,816,553

TOTAL COMMON STOCKS (cost $1,819,721,998)		3,036,608,015

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	87	6,518

Banks — 0.0%
Citigroup Capital XIII, 11.221%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	659,340

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,983	173,981

TOTAL PREFERRED STOCKS (cost $712,486)		839,839

UNAFFILIATED EXCHANGE-TRADED FUND — 0.0%
iShares MSCI EAFE ETF (cost $28,543)	588	44,459

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 7.5%
Automobiles — 1.7%
AmeriCredit Automobile Receivables Trust,
Series 2020-03, Class C
1.060%	08/18/26	4	4,464
Series 2021-02, Class C
1.010%	01/19/27	1,300	1,273,589
Series 2021-02, Class D
1.290%	06/18/27	10	9,650
Series 2021-03, Class C
1.410%	08/18/27	1,300	1,253,827
Series 2023-01, Class C
5.800%	12/18/28	2,100	2,138,000
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	1,448	1,455,903
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A
1.380%	08/20/27	3,500	3,336,734
Series 2021-02A, Class A, 144A
1.660%	02/20/28	3,700	3,486,881
Series 2022-01A, Class A, 144A
3.830%	08/21/28	4,200	4,098,156
Series 2023-01A, Class A, 144A
5.250%	04/20/29	4,353	4,395,858
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,800	1,809,312
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,800	1,824,967
Series 2024-03A, Class A, 144A
5.230%	12/20/30	800	805,015

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	1,735		$1,763,262
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	654		663,693
CarMax Auto Owner Trust,
Series 2021-01, Class D
1.280%	07/15/27	10		9,914
Series 2021-02, Class C
1.340%	02/16/27	1,100		1,084,958
Series 2021-04, Class C
1.380%	07/15/27	800		773,387
Series 2022-02, Class C
4.260%	12/15/27	25		24,808
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	1,248		1,262,184
Exeter Automobile Receivables Trust,
Series 2021-04A, Class C
1.460%	10/15/27	—	(r)	81
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33	1,300		1,265,456
Series 2021-02, Class B, 144A
1.910%	05/15/34	500		472,023
Series 2023-01, Class A, 144A
4.850%	08/15/35	4,100		4,116,341
Series 2023-02, Class A, 144A
5.280%	02/15/36	2,900		2,952,632
Series 2024-01, Class A, 144A
4.870%	08/15/36	5,900		5,909,633
GM Financial Automobile Leasing Trust,
Series 2023-01, Class C
5.760%	01/20/27	25		25,144
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200		188,053
Series 2024-01, Class A, 144A
4.980%	12/11/36	900		907,661
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A
4.730%	11/15/29	3,500		3,502,046
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	1,700		1,710,522
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,900		1,783,146
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A
2.330%	06/26/28	4,700		4,414,034
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,500		2,486,218
Series 2021-01A, Class B, 144A
1.260%	07/14/28	2,600		2,513,386
Series 2023-01A, Class A, 144A
5.410%	11/14/29	4,700		4,749,060

SEE NOTES TO FINANCIAL STATEMENTS.

A70

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D
1.350%	07/15/27		919	$909,976
Series 2022-01, Class C
2.560%	04/17/28		435	433,836
Series 2023-01, Class C
5.090%	05/15/30		800	802,831
Series 2023-03, Class C
5.770%	11/15/30		1,500	1,524,649
Series 2023-04, Class C
6.040%	12/15/31		2,600	2,655,892
Series 2023-06, Class B
5.980%	04/16/29		700	712,206
Series 2023-06, Class C
6.400%	03/17/31		300	309,347
Series 2024-02, Class C
5.840%	06/17/30		500	509,843
Series 2024-04, Class C
4.950%	04/15/30		3,000	2,989,348
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30		300	305,054
Series 2023-01A, Class C, 144A
5.970%	02/20/31		500	511,369
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38		3,231	3,251,285
Series 2024-01A, Class A1, 144A
5.490%	02/18/39		2,500	2,528,528
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		600	585,199

				86,499,361

Collateralized Loan Obligations — 4.8%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.147%(c)	04/20/37		11,250	11,301,497
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
6.086%(c)	07/15/37		8,500	8,565,843
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
4.951%(c)	01/22/38	EUR	3,250	3,386,192
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)
6.079%(c)	07/20/34		3,750	3,751,205
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.237%(c)	04/20/37		11,250	11,355,620

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.066%(c)	01/25/35		700	$700,677
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.779%(c)	04/15/31	EUR	2,997	3,082,377
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.918%(c)	07/15/30		2,225	2,227,080
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.174%(c)	10/15/35	EUR	5,000	5,172,246
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
5.987%(c)	10/25/33		11,000	11,019,121
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
6.227%(c)	04/20/37		6,250	6,276,874
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.237%(c)	04/20/37		7,000	7,029,839
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.922%(c)	01/20/38		11,750	11,785,390
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.928%(c)	04/15/31		937	938,487
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.909%(c)	04/26/31		1,737	1,736,816
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
4.802%(c)	01/26/38	EUR	14,500	15,109,717
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	10/20/34		4,875	4,882,294
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.049%(c)	10/20/34		11,500	11,502,209
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.186%(c)	04/15/37		11,000	11,047,894

SEE NOTES TO FINANCIAL STATEMENTS.

A71

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.999%(c)	04/21/31		607	$607,715
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
5.332%(c)	05/15/37	EUR	11,000	11,463,976
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)
5.826%(c)	06/20/34		9,500	9,514,839
Oaktree CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.068%(c)	07/15/34		3,000	3,005,121
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.237%(c)	04/20/37		8,000	8,036,991
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.017%(c)	01/20/35		7,000	7,003,575
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.039%(c)	01/17/31		43	42,874
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.879%(c)	10/20/31		3,082	3,086,635
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.766%(c)	06/20/34		5,500	5,507,138
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.197%(c)	04/17/37		10,000	10,048,010
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.949%(c)	01/26/31		2,017	2,018,534
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)
0.000%(c)	04/20/34		8,500	8,500,000
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.067%(c)	07/25/34		6,750	6,751,496
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.149%(c)	01/17/30		280	280,011
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.487%(c)	01/20/36		11,000	11,050,417

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.076%(c)	07/25/34	EUR	4,500	$4,658,827
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.505%(c)	01/20/37		9,000	9,000,000
Venture CLO Ltd. (Cayman Islands),
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.048%(c)	04/15/34		10,000	10,010,094
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.059%(c)	01/17/31		823	824,523

				242,282,154

Consumer Loans — 0.4%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		1,400	1,410,927
Series 2024-X02, Class A, 144A
5.220%	12/17/29		4,100	4,105,929
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,900	2,785,359
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.358%(c)	06/16/36		2,800	2,805,909
Series 2022-02A, Class A, 144A
4.890%	10/14/34		1,673	1,673,712
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		5,400	5,508,307

				18,290,143

Credit Cards — 0.2%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.888%(c)	03/15/32	GBP	5,400	6,800,267
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.608%(c)	07/15/32	GBP	2,100	2,629,558

				9,429,825

Equipment — 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		477	475,279
Series 2019-A, Class A5, 144A
3.080%	11/12/41		810	805,584
Series 2019-B, Class A5, 144A
2.290%	11/12/41		2,400	2,338,234

				3,619,097

SEE NOTES TO FINANCIAL STATEMENTS.

A72

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans — 0.2%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.805%(c)	02/25/55		3,244		$3,251,891
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		827		830,041
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		1,760		1,781,905
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		292		291,741
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63		609		619,763
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		162		162,651
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		327		329,472
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		2,379		2,399,969
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		1,793		1,776,383

					11,443,816

Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		777		694,607

Residential Mortgage-Backed Securities — 0.0%
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
6.349%(c)	03/15/26^	EUR	847		653,877

					653,878

Student Loans — 0.1%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		64		63,621
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		401		391,057
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		534		503,297
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
5.213%(c)	05/25/70		1,086		1,074,881
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		340		334,679
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		443		430,496
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		717		683,828

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	221	$218,768
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	939	893,860

			4,594,487

TOTAL ASSET-BACKED SECURITIES (cost $380,767,290)			377,507,368

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.4%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54	8,000	7,244,524
Series 2021-MF03, Class ASB, 144A
2.378%	10/15/54	3,800	3,441,244
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,465	6,263,486
Series 2019-BN22, Class A3
2.726%	11/15/62	5,400	4,851,688
Series 2020-BN25, Class A4
2.399%	01/15/63	6,700	5,926,264
Series 2021-BN35, Class A3
1.717%	06/15/64	4,900	4,184,873
Series 2021-BN35, Class ASB
2.067%	06/15/64	3,200	2,863,467
BANK5,
Series 2023-5YR01, Class A3
6.260%(cc)	04/15/56	10,000	10,327,228
Series 2024-5YR08, Class A3
5.884%	08/15/57	7,800	8,015,367
Series 2024-5YR09, Class A3
5.614%	08/15/57	8,150	8,292,210
Series 2024-5YR10, Class A3
5.302%	10/15/57	8,000	8,037,759
Series 2024-5YR11, Class A3
5.893%	11/15/57	7,550	7,767,143
Series 2024-5YR12, Class A3
5.902%(cc)	12/15/57	6,540	6,737,082
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	5,223,875
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
6.671%(c)	11/15/34	10	149
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)
6.652%(c)	10/15/37	20	20,062
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	4,971	4,800,001
Series 2018-B08, Class A4
3.963%	01/15/52	8,200	7,939,433
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,581,640
Series 2023-B38, Class A3
5.793%	04/15/56	5,000	5,147,763

SEE NOTES TO FINANCIAL STATEMENTS.

A73

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2023-B39, Class A2
6.574%(cc)	07/15/56	5,000	$5,159,676
Series 2024-V07, Class A3
6.228%(cc)	05/15/56	7,500	7,796,756
Series 2024-V09, Class A3
5.602%	08/15/57	7,800	7,928,812
Series 2024-V11, Class A3
5.909%(cc)	11/15/57	8,330	8,577,582
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,620	4,619,994
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	9,892
Series 2016-C01, Class A3
2.944%	05/10/49	4,970	4,869,855
Series 2016-GC37, Class A3
3.050%	04/10/49	3,560	3,503,531
Series 2017-P07, Class A3
3.442%	04/14/50	4,900	4,754,132
Commercial Mortgage Trust,
Series 2015-CR23, Class A3
3.230%	05/10/48	6	6,310
Series 2015-CR24, Class A5
3.696%	08/10/48	10	9,926
Series 2015-CR27, Class A3
3.349%	10/10/48	5,938	5,886,586
Series 2015-LC21, Class A4
3.708%	07/10/48	10	9,943
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,806	2,785,581
Series 2017-C08, Class A3
3.127%	06/15/50	4,787	4,561,178
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.326%(cc)	03/25/26	12,167	159,927
Series K068, Class A1
2.952%	02/25/27	3	3,371
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	4,730	4,700,469
Series 2015-GC32, Class A4
3.764%	07/10/48	10	9,936
Series 2016-GS03, Class A3
2.592%	10/10/49	5,313	5,157,341
Series 2016-GS04, Class A3
3.178%	11/10/49	5,219	5,096,397
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	9,646
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	5,025,151
Series 2021-GSA03, Class A4
2.369%	12/15/54	5,800	4,841,906
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5
3.822%	07/15/48	10	9,846

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
5.862%(c)	04/15/38	2,400	$2,396,250
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	3,000	2,903,511
Series 2016-UB11, Class A3
2.531%	08/15/49	10,156	9,843,895
Series 2018-H04, Class A3
4.043%	12/15/51	1,765	1,709,115
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	1,593	1,567,510
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,471,888
Series 2018-C09, Class A3
3.854%	03/15/51	2,189	2,112,549
Series 2018-C14, Class A3
4.180%	12/15/51	3,027	2,942,058
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	9,918
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	9,915
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	7,803,534
Series 2017-C38, Class A4
3.190%	07/15/50	4,098	3,937,410
Series 2018-C48, Class A4
4.037%	01/15/52	6,649	6,461,725
Series 2019-C53, Class A3
2.787%	10/15/52	2,500	2,270,777
Series 2020-C58, Class A3
1.810%	07/15/53	7,077	6,077,512
Series 2024-5C1, Class A3
5.928%	07/15/57	8,500	8,759,313
Series 2024-5C2, Class A3
5.920%(cc)	11/15/57	7,575	7,804,304

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $279,320,818)			268,240,186

CORPORATE BONDS — 10.5%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	2,160	2,094,388
3.300%	03/01/35	2,900	2,286,025
3.550%	03/01/38	1,296	979,576
3.900%	05/01/49	2,570	1,784,483
RTX Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	1,236,833

			8,381,305

SEE NOTES TO FINANCIAL STATEMENTS.

A74

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41		2,045	$1,476,539
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	(a)	5,140	4,722,571
3.557%	08/15/27		105	101,586
4.390%	08/15/37		1,675	1,446,769
6.343%	08/02/30		550	578,322
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	(a)	1,500	1,475,567
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30		5,150	5,179,310
5.500%	09/07/30		2,942	3,011,378
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35		930	932,130

				18,924,172

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28		2	2,346
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		1,711	1,633,409
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33		19	17,092
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		905	909,723
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31		21	19,416
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		840	825,618
4.625%	04/15/29		165	156,842

				3,564,446

Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		725	635,741

Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		865	681,291
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	184,543
2.900%	02/10/29		1,095	980,149
3.375%	11/13/25		325	320,024
4.125%	08/17/27		690	667,738

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
5.800%	03/08/29		775	$775,058
7.350%	03/06/30		1,255	1,329,102
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25		5	4,986
6.250%	10/02/43		980	971,219
6.600%	04/01/36		760	797,434
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28		3,340	3,028,166
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	03/19/27	(a)	3,085	3,109,072
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.250%	03/22/29		2,690	2,657,569

				15,506,351

Banks — 3.2%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
2.746%	05/28/25		1,000	991,023
5.538%(ff)	03/14/30		1,000	1,004,216
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		50	43,948
5.080%(ff)	01/20/27		25	25,077
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		2,600	2,187,981
1.922%(ff)	10/24/31		7,385	6,162,816
2.496%(ff)	02/13/31		3,085	2,708,264
3.824%(ff)	01/20/28		955	935,207
4.271%(ff)	07/23/29		510	496,590
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27		2,550	2,456,560
Sub. Notes, MTN
4.000%	01/22/25		2,000	1,998,941
4.450%	03/03/26		8,455	8,422,245
Bank of America NA,
Sub. Notes
6.000%	10/15/36		410	423,962
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		850	847,646
5.690%(ff)	03/12/30		2,110	2,131,039
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		3,825	3,789,979
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.159%(ff)	09/15/29		975	872,247
2.219%(ff)	06/09/26		2,480	2,447,840
3.132%(ff)	01/20/33		1,505	1,280,084
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29		1,800	1,826,076

SEE NOTES TO FINANCIAL STATEMENTS.

A75

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,400	$1,393,649
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,260	1,067,678
3.200%	10/21/26	1,870	1,819,257
3.700%	01/12/26	6,180	6,123,066
3.887%(ff)	01/10/28	35	34,289
Sub. Notes
4.450%	09/29/27	5,975	5,892,162
4.600%	03/09/26	10	9,973
4.750%	05/18/46	820	714,893
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26	1,160	1,143,150
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	2,080	2,106,911
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	440	428,694
7.146%(ff)	07/13/27	800	824,142
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	970	961,841
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32	4,510	3,809,804
3.102%(ff)	02/24/33(a)	2,730	2,354,661
3.500%	01/23/25	4,115	4,111,359
3.750%	02/25/26	1,010	999,544
3.814%(ff)	04/23/29	540	519,259
3.850%	01/26/27	2,920	2,866,566
6.484%(ff)	10/24/29	4,760	4,986,275
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	5	4,424
Sub. Notes
6.750%	10/01/37	104	111,609
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,645	1,638,424
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	1,045	1,036,518
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	4,530	3,758,948
3.782%(ff)	02/01/28	695	679,988
3.882%(ff)	07/24/38	20	16,980
3.964%(ff)	11/15/48	3,250	2,539,996
4.005%(ff)	04/23/29	2,170	2,103,538
4.452%(ff)	12/05/29	3,350	3,280,171
5.299%(ff)	07/24/29	2,740	2,765,325
5.350%(ff)	06/01/34	20	19,995
Sub. Notes
2.956%(ff)	05/13/31	15	13,405
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	765	796,642

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	$23,587
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29	2,760	2,777,195
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29	6,225	6,238,491
5.449%(ff)	07/20/29	1,975	1,997,045
6.407%(ff)	11/01/29	3,030	3,165,275
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,020	1,673,016
3.875%	01/27/26	675	669,734
4.431%(ff)	01/23/30	515	501,740
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	25	24,775
2.943%(ff)	01/21/33	2,465	2,111,258
3.591%(cc)	07/22/28	1,255	1,210,388
Sub. Notes, GMTN
4.350%	09/08/26	3,825	3,798,132
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.758%(ff)	01/26/27	35	34,947
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	1,495	1,418,481
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	4,400	4,245,552
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	10	9,998
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.880%	07/13/26	3,945	4,009,089
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
5.650%	03/09/26	1,040	1,050,689
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	35	34,472
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	8,520
7.161%(ff)	10/30/29	1,190	1,271,679
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	5,000	4,977,861
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,560	1,540,500
3.091%(ff)	05/14/32	885	769,950
4.282%	01/09/28	1,370	1,339,847
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	50	49,544
5.211%(ff)	12/03/35	3,220	3,137,856
5.389%(ff)	04/24/34	1,500	1,481,415

SEE NOTES TO FINANCIAL STATEMENTS.

A76

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,175	$3,682,512
5.557%(ff)	07/25/34	3,130	3,122,713
5.574%(ff)	07/25/29	3,660	3,714,101

			162,075,239

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	584	531,955
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	25	23,411
8.000%	11/15/39(h)	1,285	1,597,943
8.200%	01/15/39	250	312,907
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	1,015	843,735

			3,309,951

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	225	156,370
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	34,566

			190,936

Building Materials — 0.0%
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30	550	510,614
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	760	692,966
4.750%	01/15/28	700	671,189

			1,874,769

Chemicals — 0.1%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	5	4,884
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	95	78,067
9.400%	05/15/39	155	204,652
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28	2,580	2,568,462
5.419%	11/15/48	255	253,578
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34	1,888	1,922,928

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28(a)		670	$643,407

				5,675,978

Commercial Services — 0.1%
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		270	275,915
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	693	705,059
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		456	370,081
5.000%	02/15/29		1,205	1,208,834
7.000%	10/15/37		380	428,082
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44		5	4,294
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,500	1,053,642
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50		20	12,594
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30		10	9,073
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26		5	4,953
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	284,584
4.875%	01/15/28(a)		1,190	1,156,534
5.250%	01/15/30		235	228,304
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		1,170	939,697

				6,681,646

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30		15	12,889
3.200%	05/13/25		25	24,867

				37,756

Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28		50	51,000

Diversified Financial Services — 0.3%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.543%(ff)	01/17/31		755	744,062

SEE NOTES TO FINANCIAL STATEMENTS.

A77

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	4,985	$4,880,994
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	20	19,474
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,989
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
5.875%	07/21/28	2,600	2,658,120
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	2,055	1,730,945
6.070%	07/12/28	3,355	3,452,057
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	327,630

			13,818,271

Electric — 1.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	525	475,146
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,910	2,811,654
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	624	458,901
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	8,080
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	589,596
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	11,137
5.950%	05/15/37	305	315,471
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	1,500	1,341,739
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	650,794
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,400	1,310,890
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,202,092
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	3,255	2,721,928

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	$217,481
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33	4,425	4,353,983
6.050%	04/15/38	550	578,468
First Ref. Mortgage
4.000%	09/30/42	570	461,897
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	672,544
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.500%	07/12/31	2,140	1,790,898
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	905	899,624
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	211	209,747
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	1,310	1,288,886
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	4,753
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	24,589
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	900	903,678
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	2,840	2,822,062
5.950%	10/01/33	295	308,077
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	154,916
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	450,157
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	8,286
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	25	20,868
4.900%	02/28/28	3,800	3,803,235
6.051%	03/01/25	780	781,354
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,166,741
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	75	65,512
3.875%	02/15/32	200	174,000

SEE NOTES TO FINANCIAL STATEMENTS.

A78

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		320	$310,377
2.450%	12/02/27		1,395	1,295,195
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		10	9,326
3.950%	12/01/47		2,000	1,493,442
4.950%	07/01/50		1,345	1,167,038
PacifiCorp,
First Mortgage
5.350%	12/01/53	(h)	3,010	2,763,747
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		1,110	690,623
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		1,005	529,871
3.700%	05/01/28		1,280	1,237,344
4.900%	12/15/32		1,050	1,040,477
Sr. Sec’d. Notes, MTN
5.800%	05/01/37		535	551,229
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		710	590,984
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		1,400	1,112,906
Sempra,
Sr. Unsec’d. Notes
3.300%	04/01/25		20	19,913
Southern California Edison Co.,
First Mortgage
5.300%	03/01/28	(a)	1,670	1,690,947
First Ref. Mortgage
4.000%	04/01/47		580	446,687
First Ref. Mortgage, Series C
3.600%	02/01/45		860	634,254
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		725	711,156
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		480	412,961

				49,767,661

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	(a)	575	568,784
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		919	860,993
4.250%	10/31/26		882	859,968
5.500%	07/31/47		800	642,248

				2,931,993

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	600	$610,996
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42	2,205	1,769,694
5.141%	03/15/52	1,210	900,844

			3,281,534

Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	20	17,464

Foods — 0.1%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
6.050%	01/15/29	1,265	1,291,021
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28	2,000	1,988,849
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	275	251,580
4.375%	01/31/32	850	768,986
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	660	434,468

			4,734,904

Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	915	748,544
3.490%	05/15/27	1,425	1,386,089
3.600%	05/01/30	1,270	1,184,201
3.950%	03/30/48	15	11,425
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	30	29,898

			3,360,157

Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	18,115
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	675	625,293

			643,408

Healthcare-Services — 0.6%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	540,697
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	4,663

SEE NOTES TO FINANCIAL STATEMENTS.

A79

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	$4,177
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	20,539
Cigna Group (The),
Gtd. Notes
4.375%	10/15/28	8,000	7,840,218
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	5	4,427
5.318%	12/01/34	4,270	4,214,914
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	336,859
4.650%	01/15/43	15	13,028
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	16,330
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	20	19,092
4.375%	03/15/42	10	8,156
5.375%	02/01/25	305	304,808
Gtd. Notes, MTN
7.750%	07/15/36	450	502,779
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	15	14,153
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	11,866
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	767,311
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	14,413
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	765	684,553
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/34	2,240	2,177,223
Roche Holdings, Inc.,
Gtd. Notes, 144A
4.592%	09/09/34	3,715	3,564,125
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	1,732	1,721,781
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	625	580,277
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,086

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		10	$8,612
3.250%	05/15/51		1,000	659,456
3.750%	07/15/25		5	4,979
5.200%	04/15/63	(h)	2,840	2,549,532
5.500%	04/15/64	(h)	1,680	1,572,516
5.750%	07/15/64		945	918,900

				29,084,470

Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31		575	507,881
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		525	526,199

				1,034,080

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30		220	220,762
6.625%	05/15/32	(a)	115	115,777

				336,539

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30		30	27,686
Aon Global Ltd.,
Gtd. Notes
3.875%	12/15/25		5	4,962
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.000%	02/15/32		1,345	1,327,393
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52		50	37,827
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
4.400%	04/05/52		35	28,152
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33		3,785	3,901,397
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,215	884,499
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		772	803,380
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50		410	310,752
5.000%	03/30/43		200	175,406

SEE NOTES TO FINANCIAL STATEMENTS.

A80

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	$8,622
4.350%	01/30/47	5	4,183
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	732,226
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	17,230
3.400%	05/15/25	10	9,943
4.625%	09/15/42	130	114,331
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	575	459,801
6.850%	12/16/39	124	137,481

			8,985,271

Internet — 0.0%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	4,984

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	375	370,847
7.375%	05/01/33	250	245,885
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	8,929
3.950%	05/01/28	15	14,579

			640,240

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	555	554,168
5.000%	10/15/27	15	15,109
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	288	284,400

			853,677

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	03/07/25	25	24,887
4.150%	09/15/27	25	24,754

			49,641

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	125	122,776
5.500%	05/01/26	625	622,373

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	2,870	$2,529,967
3.900%	06/01/52	580	373,198
4.908%	07/23/25	3	2,996
5.375%	04/01/38	1,630	1,455,666
6.484%	10/23/45	1,021	964,643
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	5,275	4,444,687
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	4,908
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	305,963
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	47,859

			10,875,036

Mining — 0.1%
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.763%	04/14/27	215	212,850
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	2,750	2,509,445
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,280	1,274,320
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	3,050	2,563,773

			6,560,388

Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	1,200	1,188,467

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,545	1,550,995

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,810	1,735,969

Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	755	653,270
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	2,412	2,237,294
4.000%	01/15/31	770	708,024

SEE NOTES TO FINANCIAL STATEMENTS.

A81

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
5.125%	10/01/34	585	$550,088
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	24,696
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	17,759
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	1,560	1,542,746
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	714	634,338
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	9,454
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.625%	11/01/30	150	157,156
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	277,482
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	637	620,756
7.750%	02/01/32	1,520	1,476,680
8.625%	01/19/29	2,105	2,229,511
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	500	464,454
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	300	282,341
6.250%	04/15/32	500	460,323
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	510	508,001
4.875%	04/03/28	530	526,311
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.700%	04/01/34	2,536	2,631,620
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	2,146	1,805,151
6.490%	01/23/27	471	456,134
6.500%	03/13/27	330	317,988
Gtd. Notes, MTN
6.875%	08/04/26	670	658,275
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	600	565,380
2.250%	07/12/31	820	688,628
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	1,015	1,071,917

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
TotalEnergies Capital International SA (France),
Gtd. Notes
2.434%	01/10/25		30	$29,982

				21,605,759

Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31	(a)	425	360,574
6.000%	06/15/29		1,150	1,159,691
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26		5,135	4,955,701
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28		125	125,468
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes, 144A
5.418%	01/15/35		1,000	992,955

				7,594,389

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		10	9,718
3.600%	05/14/25		10	9,957
3.800%	03/15/25		1,175	1,172,435
4.050%	11/21/39		250	213,765
4.550%	03/15/35	(h)	2,190	2,058,798
4.700%	05/14/45		735	649,934
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		685	680,061
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30		20	17,915
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27		15	14,539
3.750%	09/15/25		5	4,965
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		50	45,515
4.780%	03/25/38		3,750	3,241,363
5.875%	06/01/53		200	183,467
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.875%	02/27/53		340	306,827
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		685	566,567
5.400%	11/29/43		845	756,335
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		900	845,793

SEE NOTES TO FINANCIAL STATEMENTS.

A82

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	690	$579,200
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	470	351,935
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	2,695	2,318,849

			14,027,938

Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	750	743,703
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,451,191
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,690	2,692,364
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	65	54,746
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,429	1,224,028
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	10	10,038
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,113,145
5.550%	05/15/34	1,495	1,482,624
6.100%	02/15/42	25	24,584
6.125%	12/15/45	180	177,617
6.250%	04/15/49	1,900	1,906,011
6.400%	12/01/30	480	506,818
6.550%	12/01/33	1,265	1,344,366
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	50,999
7.500%	06/01/30	50	53,309
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	4,978
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	550	552,409
6.510%	02/23/42	715	723,491
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	2,260	1,529,673
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	595	520,598
4.000%	02/15/25	1,430	1,427,734
4.000%	03/15/28	1,385	1,343,129

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
4.875%	06/01/25	3,250	$3,247,570
5.200%	03/01/47	40	35,509
5.500%	02/15/49	395	362,925
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	3,725	3,654,859
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	154,096
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	4,719,672
4.500%	03/15/50	295	232,359
6.050%	09/01/33	2,160	2,223,673
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	14,645
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	755	685,792
6.125%	03/15/33	1,895	1,954,185
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	105,670
4.125%	08/15/31	90	80,754
6.250%	01/15/30	650	657,262
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	106,099
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,000	871,966
5.100%	09/15/45	500	448,466
5.150%	03/15/34	510	495,621
8.750%	03/15/32	1,130	1,336,077

			40,324,755

Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	1,815	1,446,812
2.950%	03/15/34	480	395,446
5.250%	05/15/36	2,445	2,371,378
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	30	28,352
3.600%	01/15/28	5,420	5,208,106
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	4,993
3.900%	03/15/27	5	4,895
4.050%	07/01/30	5	4,725
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	1,345	1,081,104

SEE NOTES TO FINANCIAL STATEMENTS.

A83

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.900%	03/15/27		10	$9,607
3.700%	06/15/26		10	9,838
4.750%	05/15/47		5	4,235
Essex Portfolio LP,
Gtd. Notes
3.000%	01/15/30		5	4,523
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		1,050	1,051,008
Healthpeak OP LLC,
Gtd. Notes
2.125%	12/01/28		5	4,495
2.875%	01/15/31		5	4,402
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30		3,480	3,086,573
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		950	602,839
5.000%	10/15/27		400	338,061
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27		5	4,736
Public Storage Operating Co.,
Gtd. Notes
1.950%	11/09/28		10	8,999
2.250%	11/09/31		1,288	1,076,786
Realty Income Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/25		20	19,978
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31		3,000	2,523,412
5.500%	01/15/29		3,445	3,466,193
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	(a)	20	19,030

				22,780,526

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		525	496,125
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31		770	632,941
3.125%	04/21/26		5	4,898
3.750%	06/01/27		15	14,655
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		4,705	4,685,527
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		275	247,032
3.875%	10/01/31		250	215,808

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	$47,847
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/33	30	29,543
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	19,410
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	4,092
Walmart, Inc.,
Sr. Unsec’d. Notes
3.900%	09/09/25	20	19,929

			6,417,807

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes
5.050%	07/12/29	1,858	1,864,937
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	320	261,401
3.187%	11/15/36	4,445	3,580,045
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.650%	02/15/32	25	20,982
3.150%	05/01/27	5	4,805
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	21,941
3.250%	05/20/27	12	11,673
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	12,836

			5,778,620

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
5.353%	01/15/30	4,172	4,179,130
5.749%	01/15/35	1,575	1,569,456

			5,748,586

Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	9,779
5.450%	03/02/28	2,560	2,600,045
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	4,566
3.800%	12/15/26	15	14,765
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	2,055	1,706,553

			4,335,708

SEE NOTES TO FINANCIAL STATEMENTS.

A84

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32		50	$41,307
2.550%	12/01/33		576	463,935
3.500%	09/15/53		850	572,950
3.650%	09/15/59		160	106,113
4.500%	05/15/35		545	504,255
5.400%	02/15/34		6,540	6,569,700
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29		100	86,981
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		300	334,217
10.500%	05/15/30		425	462,722
11.000%	11/15/29		1,095	1,232,507
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32		4,030	3,622,569
4.500%	03/15/42		60	50,603
T-Mobile USA, Inc.,
Gtd. Notes
2.050%	02/15/28		380	348,999
2.550%	02/15/31		1,385	1,190,857
3.875%	04/15/30		8,000	7,528,558
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30		615	511,574
2.550%	03/21/31		1,074	925,375
2.650%	11/20/40		1,595	1,090,378
3.150%	03/22/30		1,900	1,738,622
Sr. Unsec’d. Notes, 144A
4.780%	02/15/35		43	40,989

				27,423,211

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45		10	8,225
6.700%	08/01/28		670	704,125
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26		10	9,459
2.875%	11/15/29		5	4,570
3.500%	05/01/50		20	14,200
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		715	760,089
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	(a)	575	604,197
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25		100	100,177

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	150	$153,139

			2,358,181

TOTAL CORPORATE BONDS (cost $549,149,293)			526,759,919

FLOATING RATE AND OTHER LOANS — 0.0%
Telecommunications
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
10.917%(c)	04/15/29	105	106,600
Term B-2, 1 Month SOFR + 6.560%
10.917%(c)	04/15/30	105	107,253

TOTAL FLOATING RATE AND OTHER LOANS (cost $206,618)			213,853

MUNICIPAL BONDS — 0.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	230,210

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	1,399,553
Taxable, Revenue Bonds, Series S
3.176%	04/01/41	25	19,456
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	1,453,806
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	542,668
7.625%	03/01/40	220	258,458
7.550%	04/01/39	245	289,153
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	4,395

			3,967,489

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	688,637

Florida — 0.0%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	9,922
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	32,676

			42,598

SEE NOTES TO FINANCIAL STATEMENTS.

A85

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

MUNICIPAL BONDS (continued)
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	$15,024

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,085,422

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,234,395

New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	30	24,082

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	426,813

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	532,422

Texas — 0.0%
Central Texas Regional Mobility Authority,
Taxable, Revenue Bonds, Series E
3.167%	01/01/41	15	11,631
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	15	10,638
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	25	20,718
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	20,786

			63,773

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	371,526

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	13,590

TOTAL MUNICIPAL BONDS
(cost $8,391,734)			8,695,981

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	12	10,130
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.904%(cc)	02/25/35	68	65,496

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES
(continued)
Bellemeade Re Ltd.,
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
5.569%(c)	09/25/31	2,100	$2,101,992
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	3,862	3,820,191
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	484	427,396
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.620%(cc)	02/25/37	42	41,145
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	2,349	2,285,668
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	568	568,462
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.569%(c)	12/25/41	3	2,895
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
6.469%(c)	12/25/41	1,260	1,277,964
Series 2022-R04, Class 1M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.569%(c)	03/25/42	5	4,915
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
6.869%(c)	01/25/43	7	7,358
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.069%(c)	10/25/43	432	433,785
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	551	526,066
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%	01/26/60	3,200	3,200,694
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
5.469%(c)	11/25/41	2	1,925
Fannie Mae REMIC,
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
1.367%(c)	04/25/50	975	106,037
Series 2020-73, Class ID, IO, 30 Day Average SOFR x (1) + 5.136% (Cap 5.250%, Floor 0.000%)
0.453%(c)	05/25/40	12,562	749,173
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.381%(c)	08/25/52	2,284	208,944

SEE NOTES TO FINANCIAL STATEMENTS.

A86

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES
(continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.219%(c)	01/25/34	133	$134,065
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
5.419%(c)	11/25/41	6	5,927
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.569%(c)	01/25/42	866	866,520
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.569%(c)	04/25/42	9	9,469
Series 2022-DNA04, Class M1A, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 0.000%)
6.769%(c)	05/25/42	12	12,443
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
7.684%(c)	06/25/42	13	13,240
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.669%(c)	03/25/42	7	7,091
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	364	346,770
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	3,437	66,793
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	373	4,381
Series 5281, Class AY
2.500%	08/25/52	811	636,642
Freddie Mac Strips,
Series 406, Class PO, PO
1.214%(s)	10/25/53	3,210	2,599,059
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.000%(c)	09/20/48	1,420	22,430
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.000%(c)	10/20/48	1,814	31,174
Series 2018-155, Class PS, IO, 1 Month SOFR x (1) + 3.186% (Cap 2.000%, Floor 0.000%)
0.000%(c)	11/20/48	2,404	21,462
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	4,205	24,893
Series 2019-097, Class MS, IO, 1 Month SOFR x (1) + 2.966% (Cap 3.080%, Floor 0.000%)
0.000%(c)	08/20/49	2,611	20,869
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	2,923	31,293
Series 2021-114, Class TI, IO
3.000%	06/20/51	3,021	423,174

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES
(continued)
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50		562	$138
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		993	9,923
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		4,262	66,839
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		1,410	24,250
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		1,146	24,111
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52		3,763	58,762
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		2,524	44,031
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		891	13,688
Series 2022-093, Class IO, IO
3.000%	08/20/51		10,041	1,117,392
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52		5,253	73,129
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		1,928	31,929
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,994	24,359
Series 2022-170, Class SB, IO, 30 Day Average SOFR x (1) + 4.500% (Cap 4.500%, Floor 0.000%)
0.000%(c)	09/20/52		15,297	347,852
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
7.198%(cc)	07/25/35		7	7,380
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		6	4,892
Kinbane DAC (Ireland),
Series 2024-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
4.189%(c)	01/24/63	EUR	1,380	1,428,591
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
4.892%(cc)	10/25/66		284	283,905
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,883	1,686,981
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.203%(c)	01/25/48		160	156,677

SEE NOTES TO FINANCIAL STATEMENTS.

A87

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES
(continued)
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.169%(c)	04/25/34		83	$82,894
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		1,640	1,531,906
PRPM LLC,
Series 2024-RPL04, Class A1, 144A
4.000%	12/25/54		3,400	3,274,268
RCKT Mortgage Trust,
Series 2024-CES09, Class A1A, 144A
5.582%	12/25/44		2,000	1,984,680
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.801%(c)	06/24/71	EUR	358	370,143
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
7.203%(cc)	02/25/34		30	28,615
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)
5.053%(c)	02/25/57		140	145,969
Series 2020-04, Class A1, 144A
1.750%	10/25/60		582	521,472

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $34,667,862)				34,462,707

SOVEREIGN BONDS — 0.2%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		710	602,357
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		1,040	1,004,432
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	396,556
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	2,100	2,108,417
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.000%	05/07/36		1,463	1,376,592
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		2,422	2,399,718
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		475	292,709
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		453	387,032

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28		20	$19,295
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28		20	19,444
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	1,400	1,483,544

TOTAL SOVEREIGN BONDS (cost $10,564,498)				10,090,096

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.7%
Federal Home Loan Bank
5.500%	07/15/36(k)		960	1,015,201
Federal Home Loan Mortgage Corp.
1.500%	07/01/36		1,931	1,663,173
1.500%	11/01/50		3,736	2,771,122
2.000%	01/01/32		277	257,876
2.000%	02/01/36		1,123	996,311
2.000%	06/01/40		932	780,393
2.000%	10/01/40		1,400	1,169,972
2.000%	09/01/50		2,883	2,265,118
2.000%	03/01/51		1,520	1,186,652
2.000%	04/01/51		95	74,184
2.000%	07/01/51		8,845	6,930,027
2.000%	09/01/51		419	331,255
2.500%	03/01/30		112	107,091
2.500%	10/01/32		297	278,494
2.500%	10/01/35		2,242	2,058,994
2.500%	01/01/51		1,398	1,152,534
2.500%	03/01/51		895	734,266
2.500%	04/01/51		7,202	5,912,161
2.500%	05/01/51		4,089	3,337,714
2.500%	08/01/51		423	347,169
2.500%	10/01/51		3,055	2,525,196
2.500%	12/01/51		2,932	2,397,670
3.000%	10/01/28		68	66,250
3.000%	06/01/29		187	182,165
3.000%	03/01/32		270	259,201
3.000%	01/01/37		155	143,092
3.000%	01/01/43		354	312,375
3.000%	07/01/43		713	629,483
3.000%	09/01/46		2,022	1,756,523
3.000%	12/01/46		5,902	5,115,166
3.000%	01/01/47		1,809	1,571,036
3.000%	02/01/50		1,503	1,294,427
3.000%	03/01/51		1,370	1,168,670
3.000%	06/01/51		550	468,921
3.000%	07/01/51		894	761,263
3.000%	02/01/52		436	374,439
3.500%	06/01/37		112	106,037
3.500%	03/01/42		168	153,191
3.500%	06/01/42		118	107,422
3.500%	01/01/47		299	268,812
3.500%	02/01/47		406	365,074
3.500%	03/01/48		4,264	3,828,779
3.500%	04/01/52		2,633	2,337,722

SEE NOTES TO FINANCIAL STATEMENTS.

A88

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.500%	09/01/52	5,000	$4,424,822
4.000%	06/01/26	36	35,890
4.000%	09/01/26	18	17,758
4.000%	09/01/37	316	303,465
4.000%	10/01/39	271	255,681
4.000%	12/01/40	126	119,306
4.000%	10/01/41	98	92,757
4.000%	01/01/42	42	39,869
4.000%	10/01/45	137	127,584
4.000%	04/01/52	1,091	1,009,422
4.500%	09/01/39	83	80,455
4.500%	10/01/39	481	466,864
4.500%	12/01/39	159	154,651
4.500%	07/01/41	48	46,770
4.500%	07/01/41	903	874,261
4.500%	08/01/41	68	65,195
4.500%	08/01/41	82	79,432
4.500%	08/01/41	95	91,544
4.500%	10/01/41	90	86,743
4.500%	10/01/46	80	76,783
4.500%	12/01/47	357	341,710
4.500%	07/01/52	6,546	6,162,410
5.000%	05/01/34	8	7,558
5.000%	05/01/34	77	76,953
5.000%	08/01/35	8	8,144
5.000%	09/01/35	16	15,649
5.000%	10/01/36	13	13,352
5.000%	05/01/37	8	7,818
5.000%	07/01/37	147	146,615
5.000%	09/01/38	20	19,574
5.000%	09/01/38	21	20,493
5.000%	09/01/38	23	23,261
5.000%	02/01/39	8	8,051
5.000%	06/01/39	24	23,930
5.000%	10/01/52	422	408,878
5.000%	11/01/52	1,313	1,271,180
5.500%	02/01/34	11	11,115
5.500%	04/01/34	225	226,298
5.500%	06/01/34	34	34,085
5.500%	06/01/34	65	65,649
5.500%	05/01/37	19	18,866
5.500%	02/01/38	144	145,337
5.500%	05/01/38	27	27,237
5.500%	07/01/38	135	135,628
5.500%	02/01/53	13,381	13,233,925
6.000%	03/01/32	71	73,702
6.000%	12/01/33	18	18,573
6.000%	07/01/36	2	1,734
6.000%	12/01/36	3	3,155
6.000%	05/01/37	5	4,692
6.000%	12/01/37	9	8,708
6.000%	01/01/38	2	1,763
6.000%	01/01/38	4	3,934
6.000%	01/01/38	90	93,612
6.000%	10/01/38	32	32,970
6.000%	08/01/39	15	15,518
6.000%	12/01/52	410	412,239
6.750%	03/15/31	455	508,432

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
7.000%	01/01/31	4	$3,846
7.000%	06/01/31	2	2,091
7.000%	09/01/31	1	1,029
7.000%	10/01/31	14	15,010
7.000%	10/01/32	11	11,269
Federal National Mortgage Assoc.
1.500%	01/01/36	2,399	2,069,421
1.500%	05/01/36	362	311,706
1.500%	06/01/36	379	326,908
1.500%	07/01/36	1,384	1,186,729
1.500%	12/01/36	1,694	1,453,824
1.500%	02/01/42	419	330,912
1.500%	10/01/50	353	261,305
1.500%	11/01/50	3,795	2,808,666
1.500%	12/01/50	4,248	3,147,142
1.500%	01/01/51	1,845	1,364,624
1.500%	03/01/51	897	664,197
2.000%	03/01/31	1,054	990,324
2.000%	08/01/31	407	379,530
2.000%	01/01/32	2,183	2,035,071
2.000%	05/01/36	1,105	979,612
2.000%	12/01/36	2,178	1,927,137
2.000%	02/01/37	2,454	2,170,824
2.000%	02/01/41	1,903	1,589,637
2.000%	05/01/41(k)	4,297	3,588,712
2.000%	08/01/50	1,020	801,643
2.000%	10/01/50	9,560	7,509,713
2.000%	12/01/50	37	28,988
2.000%	01/01/51	1,741	1,359,481
2.000%	02/01/51(k)	13,376	10,496,478
2.000%	03/01/51	3,406	2,671,625
2.000%	04/01/51	3,578	2,806,114
2.000%	05/01/51(k)	22,971	18,011,374
2.000%	08/01/51	3,352	2,623,614
2.500%	TBA	7,500	6,107,813
2.500%	07/01/32	888	833,458
2.500%	08/01/32	986	927,163
2.500%	09/01/32	944	887,286
2.500%	07/01/35	3,353	3,149,390
2.500%	08/01/35	484	442,583
2.500%	11/01/36	4,593	4,189,386
2.500%	10/01/37	924	845,835
2.500%	10/01/43	425	361,131
2.500%	12/01/46	783	653,602
2.500%	03/01/50	606	500,235
2.500%	08/01/50	2,656	2,190,288
2.500%	12/01/50	266	220,680
2.500%	12/01/50	3,339	2,747,109
2.500%	02/01/51	2,139	1,758,615
2.500%	02/01/51	2,605	2,139,892
2.500%	04/01/51	3,151	2,590,934
2.500%	08/01/51	830	679,802
2.500%	09/01/51	2,631	2,166,151
2.500%	10/01/51	909	743,820
2.500%	12/01/51	7,723	6,372,463
2.500%	02/01/52	411	339,040
2.500%	05/01/52	813	671,284
3.000%	02/01/27	185	181,755

SEE NOTES TO FINANCIAL STATEMENTS.

A89

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	08/01/30	281	$271,032
3.000%	05/01/35	2,379	2,225,685
3.000%	07/01/36	1,460	1,365,893
3.000%	11/01/36	659	608,151
3.000%	12/01/42	398	351,287
3.000%	12/01/42	511	451,267
3.000%	03/01/43	98	86,636
3.000%	11/01/46	98	84,503
3.000%	01/01/47	786	681,926
3.000%	02/01/47	561	487,236
3.000%	03/01/47	441	382,513
3.000%	11/01/49	429	370,289
3.000%	12/01/49	282	243,921
3.000%	12/01/49	371	318,914
3.000%	01/01/50	427	363,646
3.000%	02/01/50	377	325,491
3.000%	02/01/50	436	371,042
3.000%	02/01/50	4,619	3,980,973
3.000%	03/01/50	322	277,151
3.000%	05/01/51	747	637,264
3.000%	12/01/51	4,625	3,980,477
3.000%	12/01/51	14,957	12,885,092
3.000%	03/01/52	892	759,471
3.000%	03/01/52	1,633	1,396,474
3.000%	04/01/52	872	743,197
3.000%	04/01/52	1,673	1,435,963
3.000%	05/01/52	2,282	1,942,787
3.500%	TBA	4,000	3,537,667
3.500%	07/01/31	190	185,309
3.500%	11/01/32	133	127,978
3.500%	02/01/33	276	267,280
3.500%	05/01/33	377	364,169
3.500%	06/01/39	256	234,948
3.500%	01/01/42	1,771	1,614,751
3.500%	05/01/42	900	820,542
3.500%	07/01/42	356	324,225
3.500%	08/01/42	133	121,472
3.500%	08/01/42	301	273,911
3.500%	09/01/42	390	354,704
3.500%	09/01/42	653	594,933
3.500%	11/01/42	184	167,866
3.500%	03/01/43	1,289	1,173,374
3.500%	04/01/43	206	187,350
3.500%	04/01/43	467	424,668
3.500%	07/01/43	94	85,696
3.500%	06/01/45	1,700	1,527,766
3.500%	07/01/46	220	197,626
3.500%	11/01/46	415	372,761
3.500%	09/01/47	415	372,062
3.500%	01/01/48	4,187	3,758,217
3.500%	05/01/48	381	342,184
3.500%	06/01/48	1,858	1,667,477
3.500%	02/01/52	4,739	4,225,396
3.500%	03/01/52	817	730,852
3.500%	06/01/52	405	358,891
4.000%	12/01/36	313	301,363
4.000%	10/01/41	997	940,552
4.000%	07/01/44	395	368,403

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.000%	09/01/44	634	$591,715
4.000%	10/01/46	312	287,728
4.000%	06/01/47	281	260,191
4.000%	09/01/47	104	96,824
4.000%	11/01/47	337	313,483
4.000%	11/01/47	460	428,675
4.000%	12/01/47	1,433	1,332,063
4.000%	03/01/49	2,912	2,698,811
4.000%	01/01/50	1,277	1,182,932
4.000%	05/01/50	1,775	1,642,161
4.000%	05/01/52	839	768,950
4.000%	06/01/52	3,270	2,995,843
4.000%	07/01/52	2,798	2,568,336
4.000%	07/01/52	6,269	5,739,948
4.000%	09/01/52	1,023	937,067
4.000%	10/01/52	866	793,562
4.000%	12/01/52	6,243	5,713,747
4.500%	07/01/33	16	15,299
4.500%	08/01/33	5	4,644
4.500%	09/01/33	16	15,874
4.500%	10/01/33	40	38,474
4.500%	03/01/34	11	10,769
4.500%	01/01/35	1	860
4.500%	07/01/39	301	292,207
4.500%	08/01/39	206	199,627
4.500%	09/01/39	127	123,109
4.500%	12/01/39	2	1,882
4.500%	03/01/41	493	477,706
4.500%	07/01/42	46	44,550
4.500%	06/01/50	615	584,105
4.500%	07/01/52	3,856	3,634,281
4.500%	09/01/52	3,799	3,580,005
4.500%	01/01/53	985	926,613
4.500%	04/01/53	2,972	2,797,899
5.000%	TBA	7,500	7,238,059
5.000%	03/01/34	78	77,784
5.000%	04/01/35	186	184,727
5.000%	06/01/35	45	44,689
5.000%	07/01/35	35	34,462
5.000%	07/01/35	49	48,624
5.000%	09/01/35	42	41,423
5.000%	11/01/35	47	46,237
5.000%	02/01/36	26	25,706
5.000%	06/01/49	418	410,841
5.000%	08/01/52	403	390,483
5.000%	09/01/52	418	404,454
5.000%	10/01/52	1,784	1,727,220
5.000%	02/01/53	12,864	12,451,881
5.500%	TBA	26,500	26,148,836
5.500%	02/01/33	40	40,200
5.500%	08/01/33	81	82,184
5.500%	10/01/33	23	23,687
5.500%	12/01/33	18	18,548
5.500%	12/01/34	51	51,925
5.500%	10/01/35	104	104,547
5.500%	03/01/36	20	19,932
5.500%	04/01/36	40	40,459
5.500%	01/01/37	27	27,155

SEE NOTES TO FINANCIAL STATEMENTS.

A90

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
5.500%	04/01/37	13	$12,699
5.500%	05/01/37	80	80,132
5.500%	08/01/37	90	91,147
5.500%	04/01/53	934	922,239
5.500%	09/01/53	549	542,688
5.500%	11/01/53	3,889	3,841,051
5.500%	12/01/53	1,923	1,898,816
6.000%	TBA	1,500	1,506,914
6.000%	10/01/33	95	95,404
6.000%	11/01/33	4	4,279
6.000%	11/01/33	6	5,573
6.000%	01/01/34	136	139,742
6.000%	02/01/34	37	37,908
6.000%	03/01/34	1	771
6.000%	03/01/34	9	9,098
6.000%	01/01/35	17	17,548
6.000%	01/01/35	39	39,404
6.000%	02/01/35	1	853
6.000%	02/01/35	71	72,786
6.000%	02/01/35	82	83,429
6.000%	04/01/35	6	6,515
6.000%	05/01/36	10	10,522
6.000%	06/01/36	11	10,853
6.000%	02/01/37	29	29,776
6.000%	06/01/37	10	10,149
6.000%	05/01/38	70	72,589
6.000%	01/01/53	5,970	6,002,558
6.000%	09/01/53	2,211	2,222,734
6.500%	09/01/32	1	688
6.500%	09/01/32	8	7,776
6.500%	09/01/32	9	9,566
6.500%	09/01/32	16	16,246
6.500%	10/01/32	16	16,200
6.500%	04/01/33	19	19,680
6.500%	11/01/33	16	16,159
6.500%	01/01/34	7	7,155
6.500%	09/01/34	23	23,928
6.500%	09/01/36	72	74,835
6.500%	10/01/36	14	14,669
6.500%	01/01/37	32	32,762
6.500%	01/01/37	40	41,235
6.500%	09/01/37	8	7,840
6.625%	11/15/30(k)	945	1,048,076
7.000%	02/01/32	5	5,456
7.000%	05/01/32	6	6,123
7.000%	06/01/32	5	5,587
7.000%	07/01/32	12	12,000
7.125%	01/15/30(k)	3,600	4,033,722
Government National Mortgage Assoc.
2.000%	10/20/50	6,310	5,051,201
2.000%	01/20/51	4,211	3,370,981
2.000%	03/20/51	1,312	1,050,885
2.000%	07/20/51	1,436	1,149,489
2.000%	10/20/51	825	660,366
2.000%	11/20/51	464	371,097
2.500%	03/20/43	292	248,629
2.500%	12/20/46	269	228,858
2.500%	09/20/50	534	447,739

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	10/20/50	2,451	$2,053,992
2.500%	11/20/50	1,867	1,564,625
2.500%	02/20/51	3,694	3,086,923
2.500%	05/20/51	11,739	9,818,276
2.500%	07/20/51	4,463	3,729,704
2.500%	08/20/51	879	734,999
3.000%	03/15/45	262	229,298
3.000%	11/20/45	337	297,869
3.000%	03/20/46	1,976	1,743,235
3.000%	07/20/46	1,287	1,132,976
3.000%	10/20/46	2,381	2,090,231
3.000%	02/20/47	656	576,664
3.000%	12/20/49	129	112,362
3.000%	01/20/50	1,142	996,075
3.000%	06/20/51	305	264,779
3.000%	10/20/51	4,055	3,520,241
3.000%	11/20/51	1,182	1,025,335
3.000%	12/20/51	1,368	1,187,747
3.500%	12/20/42	660	603,209
3.500%	05/20/43	135	123,217
3.500%	03/20/45	412	374,776
3.500%	04/20/45	554	503,385
3.500%	07/20/46	1,908	1,726,836
3.500%	06/20/49	2,898	2,608,163
3.500%	08/20/49	1,361	1,228,443
3.500%	03/20/50	1,928	1,736,441
3.500%	06/20/50	272	244,780
3.500%	08/20/50	297	267,941
3.500%	01/20/52	2,881	2,579,007
3.500%	02/20/52	5,361	4,794,950
4.000%	06/15/40	53	49,958
4.000%	05/20/41	98	93,322
4.000%	12/20/42	252	238,479
4.000%	08/20/44	90	84,568
4.000%	11/20/45	432	405,189
4.000%	12/20/45	477	447,775
4.000%	11/20/46	102	95,368
4.000%	09/20/47	1,305	1,218,502
4.000%	04/20/48	896	834,392
4.000%	02/20/49	724	674,708
4.000%	04/20/49	5,514	5,135,957
4.000%	01/20/50	1,436	1,335,650
4.000%	02/20/50	992	922,353
4.000%	07/20/50	1,601	1,488,098
4.000%	06/20/52	1,808	1,667,442
4.000%	08/20/52	1,885	1,736,921
4.500%	04/15/40	181	175,290
4.500%	01/20/41	459	445,491
4.500%	02/20/41	275	267,094
4.500%	06/20/44	298	288,350
4.500%	09/20/46	159	151,026
4.500%	11/20/46	275	265,935
4.500%	03/20/47	220	211,474
4.500%	05/20/48	221	211,957
4.500%	06/20/48	287	275,238
4.500%	08/20/48	955	915,511
5.000%	10/20/37	60	59,939
5.000%	04/20/45	293	290,610

SEE NOTES TO FINANCIAL STATEMENTS.

A91

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
5.500%	TBA	9,500		$9,421,463
5.500%	11/15/32	14		14,306
5.500%	02/15/33	18		18,563
5.500%	08/15/33	39		39,744
5.500%	08/15/33	54		55,485
5.500%	09/15/33	29		28,553
5.500%	10/15/33	28		28,354
5.500%	12/15/33	3		2,775
5.500%	04/15/34	106		107,978
5.500%	07/15/35	24		24,194
5.500%	02/15/36	69		70,700
5.500%	12/20/52	2,862		2,845,592
5.500%	01/20/53	2,200		2,190,643
6.000%	02/15/33	1		1,259
6.000%	04/15/33	10		10,373
6.000%	09/15/33	7		7,117
6.000%	12/15/33	15		15,734
6.000%	12/15/33	53		53,911
6.000%	01/15/34	8		8,571
6.000%	01/15/34	12		11,854
6.000%	06/20/34	28		28,816
6.000%	07/15/34	62		64,682
6.000%	10/15/34	67		69,047
6.500%	12/15/30	2		2,110
6.500%	01/15/32	10		9,802
6.500%	02/15/32	5		5,310
6.500%	07/15/32	15		15,364
6.500%	08/15/32	3		2,793
6.500%	08/15/32	6		5,601
6.500%	08/15/32	15		15,124
6.500%	08/15/32	78		79,595
6.500%	06/15/35	12		12,260
6.500%	07/15/35	5		5,334
8.000%	04/15/25	—(r	)	1
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	450		368,841
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	170		102,597

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $515,757,995)				483,544,216

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bonds
1.625%	11/15/50(h)	37,770		19,723,022
2.250%	08/15/49	3,325		2,060,981
3.000%	02/15/49	4,475		3,259,059
4.125%	08/15/44	410		371,370
4.750%	11/15/53	7,755		7,682,297
U.S. Treasury Notes
4.250%	11/15/34	1,260		1,227,909
U.S. Treasury Strips Coupon
2.365%(s)	08/15/44	3,095		1,150,107
3.351%(s)	11/15/41	14,090		5,987,149
4.728%(s)	11/15/43	426		164,326

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
5.331%(s)	02/15/40	1,155	$539,827

TOTAL U.S. TREASURY OBLIGATIONS (cost $48,424,929)			42,166,047

TOTAL LONG-TERM INVESTMENTS (cost $3,647,714,064)			4,789,172,686

	Shares

SHORT-TERM INVESTMENTS — 7.4%

AFFILIATED MUTUAL FUNDS — 7.4%
PGIM Core Ultra Short Bond Fund(wb)	272,258,983	272,258,983
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $95,996,064; includes $95,638,101 of cash collateral for securities on loan)(b)(wb)	96,133,646	96,075,965

TOTAL AFFILIATED MUTUAL FUNDS (cost $368,255,047)		368,334,948

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
4.216%	03/20/25	140	138,749

(cost $138,735)

OPTIONS PURCHASED*~ — 0.0%
(cost $37,300)			23,874

TOTAL SHORT-TERM INVESTMENTS (cost $368,431,082)			368,497,571

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.1% (cost $4,016,145,146)			5,157,670,257

OPTIONS WRITTEN*~ — (0.0)% (premiums received $35,978)			(48,854)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.1% (cost $4,016,109,168)			5,157,621,403
Liabilities in excess of other assets(z) — (3.1)%			(153,317,916)

NET ASSETS — 100.0%			$5,004,303,487

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $653,878 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $93,578,611; cash collateral of $95,638,101 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	01/14/25	$(1,000)	$(777,891)
Federal National Mortgage Assoc.	4.000%	TBA	01/14/25	(15,000)	(13,715,675)
Government National Mortgage Assoc.	3.000%	TBA	01/21/25	(7,500)	(6,502,734)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $21,285,410)					$(20,996,300)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00	12	30	$1,650

(cost $1,519)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	24,480	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	16,320	1,936

Total OTC Traded (cost $35,781)							$1,936

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.490%	3,500	$—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.490%	3,500	1,364

SEE NOTES TO FINANCIAL STATEMENTS.

A93

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.490%	3,500	$2,459
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/ 4.490%	4.24%(A)	1,395	5,486
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/ 4.490%	4.19%(A)	1,045	10,979

Total OTC Swaptions (cost $0)								$20,288

Total Options Purchased (cost $37,300)								$23,874

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50	12	30	$(7,125)
3 Month SOFR	Put	12/12/25	$96.50	12	30	(20,100)

Total Exchange Traded (premiums received $26,512)						$(27,225)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	24,480	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	16,320	(6)

Total OTC Traded (premiums received $9,466)							$(6)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.490%	2.52%(A)	7,000	$—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.490%	3.10%(A)	7,000	(174)
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.490%	3.29%(A)	7,000	(2,112)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.490%	3,500	(2,243)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.490%	3,500	(1,836)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.490%	2,790	(3,646)

SEE NOTES TO FINANCIAL STATEMENTS.

A94

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest
Rate Swap, 03/19/35	Put	JPM	03/17/25 4.39%	4.39%(A)	1 Day SOFR(A)/ 4.490%	2,090	$(11,612)

Total OTC Swaptions (premiums received $0)							$(21,623)

Total Options Written (premiums received $35,978)							$(48,854)

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
416	2 Year U.S. Treasury Notes	Mar. 2025	$85,533,500	$(24,118)
564	10 Year U.S. Treasury Notes	Mar. 2025	61,335,000	(613,451)
276	10 Year U.S. Ultra Treasury Notes	Mar. 2025	30,722,250	(483,065)
213	20 Year U.S. Treasury Bonds	Mar. 2025	24,248,719	(700,430)
215	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	25,564,844	(1,025,229)
4	Mini MSCI EAFE Index	Mar. 2025	453,500	(14,943)
6	S&P 500 E-Mini Index	Mar. 2025	1,780,725	(57,908)

				(2,919,144)

Short Positions:
8	5 Year Euro-Bobl	Mar. 2025	976,682	12,817
151	5 Year U.S. Treasury Notes	Mar. 2025	16,052,008	69,752
2	10 Year Euro-Bund	Mar. 2025	276,448	7,322

				89,891

				$(2,829,253)

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 01/10/25	MSI	GBP	7,429	$9,301,671	$9,299,879	$1,792	$—
Canadian Dollar,
Expiring 01/21/25	HSBC	CAD	1,167	847,960	812,237	35,723	—
Euro,
Expiring 01/10/25	SCB	EUR	50,284	52,477,959	52,107,687	370,272	—

				$62,627,590	$62,219,803	$407,787	$—

Credit default swap agreements outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	$(30,957)	$73,330	$(104,287)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	(30,958)	71,527	(102,485)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	(30,957)	80,462	(111,419)	BARC

SEE NOTES TO FINANCIAL STATEMENTS.

A95

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR 3,045	$(2,334)	$(777)	$(1,557)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR 1,015	(778)	(258)	(520)	BARC

				$(95,984)	$224,284	$(320,268)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	2,000	0.299%	$14,068	$13,910	$158	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	2,000	0.258%	14,855	14,102	753	GSI
Kingdom of Norway	12/20/25	—%(Q)	4,390	0.036%	(1,528)	(2,101)	573	BARC
Morgan Stanley	12/20/25	1.000%(Q)	2,000	0.261%	14,794	13,910	884	GSI
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR 2,060	0.091%	916	584	332	BARC

					$43,105	$40,405	$2,700

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	38,390	0.499%	$844,199	$869,689	$25,490

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest rate swap agreements outstanding at December 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
7,208	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.490%	$—	$(9,764)	$(9,764)
9,116	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.490%	—	2,926	2,926
20,448	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.490%	—	2,526	2,526
33,275	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.490%	—	86,201	86,201
29,210	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(95,794)	(95,794)
17,045	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(69,508)	(69,508)
2,250	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.490%	416	(21,963)	(22,379)
2,685	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.490%	1,225,614	1,259,402	33,788

				$1,226,030	$1,154,026	$(72,004)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 3.790%	JPM	03/20/25	(8,144)	$744,134	$—	$744,134
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	JPM	01/13/25	20,385	(994,214)	—	(994,214)
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/ 4.540%	BOA	01/13/25	33,495	(1,656,678)	—	(1,656,678)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	JPM	01/24/25	15,745	(1,004,362)	—	(1,004,362)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 4.550%	GSI	01/24/25	17,470	(871,988)	—	(871,988)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	GSI	01/29/25	23,175	(1,268,338)	—	(1,268,338)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	JPM	01/30/25	14,990	(706,080)	—	(706,080)
U.S. Treasury Bond(T)	1 Day USOIS +24bps(T)/ 4.570%	BOA	02/11/25	27,440	(1,837,483)	—	(1,837,483)
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 4.580%	JPM	02/25/25	18,765	(1,439,368)	—	(1,439,368)

					$(9,034,377)	$—	$(9,034,377)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A97

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$267,825	$(3,136)	$746,834	$(10,098,779)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$6,233,731
GS	—	138,749

Total	$—	$6,372,480

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$3,012,272,955	$24,335,060	$—	**
Preferred Stocks	833,321	6,518	—
Unaffiliated Exchange-Traded Fund	44,459	—	—
Asset-Backed Securities
Automobiles	—	86,499,361	—
Collateralized Loan Obligations.	—	242,282,154	—
Consumer Loans	—	18,290,143	—
Credit Cards.	—	9,429,825	—
Equipment	—	3,619,097	—
Home Equity Loans	—	11,443,816	—
Other	—	694,607	—
Residential Mortgage-Backed Securities	—	—	653,878
Student Loans	—	4,594,487	—
Commercial Mortgage-Backed Securities	—	268,240,186	—
Corporate Bonds	—	526,759,919	—
Floating Rate and Other Loans	—	213,853	—
Municipal Bonds	—	8,695,981	—
Residential Mortgage-Backed Securities	—	34,462,707	—
Sovereign Bonds	—	10,090,096	—
U.S. Government Agency Obligations	—	483,544,216	—
U.S. Treasury Obligations	—	42,166,047	—
Short-Term Investments
Affiliated Mutual Funds	368,334,948	—	—
U.S. Treasury Obligation	—	138,749	—
Options Purchased	1,650	22,224	—

Total	$3,381,487,333	$1,775,529,046	$653,878

Liabilities
Options Written	$(27,225)	$(21,629)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A98

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3

Other Financial Instruments*
Assets
Futures Contracts	$89,891	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	407,787	—
Centrally Cleared Credit Default Swap Agreement	—	25,490	—
OTC Credit Default Swap Agreements	—	44,633	—
Centrally Cleared Interest Rate Swap Agreements	—	125,441	—
OTC Total Return Swap Agreement	—	744,134	—

Total	$89,891	$1,347,485	$—

Liabilities
Forward Commitment Contracts	$—	$(20,996,300)	$—
Futures Contracts	(2,919,144)	—	—
OTC Credit Default Swap Agreements	—	(97,512)	—
Centrally Cleared Interest Rate Swap Agreements	—	(197,445)	—
OTC Total Return Swap Agreements	—	(9,778,511)	—

Total	$(2,919,144)	$(31,069,768)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

U.S. Government Agency Obligations	9.7%
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	7.4
Semiconductors & Semiconductor Equipment	7.0
Software	6.3
Banks	5.4
Commercial Mortgage-Backed Securities	5.4
Technology Hardware, Storage & Peripherals	4.9
Collateralized Loan Obligations	4.8
Interactive Media & Services	4.1
Automobiles	3.3
Broadline Retail	2.6
Financial Services	2.5
Pharmaceuticals	2.4
Capital Markets	2.1
Oil, Gas & Consumable Fuels	1.8
Health Care Equipment & Supplies	1.4
Aerospace & Defense	1.4
Insurance	1.3
Consumer Staples Distribution & Retail	1.2
Health Care Providers & Services	1.1
Hotels, Restaurants & Leisure	1.1
Electric	1.0
Specialty Retail	1.0
Entertainment	1.0
Electric Utilities	0.9
Biotechnology	0.9
Machinery	0.9
U.S. Treasury Obligations	0.8
Pipelines	0.8
Chemicals	0.8

Life Sciences Tools & Services	0.8%
Residential Mortgage-Backed Securities	0.7
Communications Equipment	0.7
Beverages	0.7
Household Products	0.6
Healthcare-Services	0.6
IT Services	0.6
Telecommunications	0.6
Specialized REITs	0.5
Food Products	0.5
Electrical Equipment	0.5
Ground Transportation	0.5
Real Estate Investment Trusts (REITs)	0.5
Tobacco	0.4
Oil & Gas	0.4
Diversified Telecommunication Services	0.4
Media	0.4
Agriculture	0.4
Industrial Conglomerates	0.4
Multi-Utilities	0.4
Consumer Loans	0.4
Commercial Services & Supplies	0.3
Air Freight & Logistics	0.3
Auto Manufacturers	0.3
Professional Services	0.3
Diversified Financial Services	0.3
Textiles, Apparel & Luxury Goods	0.3
Consumer Finance	0.3
Electronic Equipment, Instruments & Components	0.2
Industrial REITs	0.2
Home Equity Loans	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A99

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Passenger Airlines	0.2%
Sovereign Bonds	0.2
Wireless Telecommunication Services	0.2
Construction Materials	0.2
Credit Cards	0.2
Building Products	0.2
Real Estate Management & Development	0.2
Independent Power & Renewable Electricity Producers	0.2
Municipal Bonds	0.2
Residential REITs	0.2
Metals & Mining	0.2
Packaging & Containers	0.2
Distributors	0.1
Commercial Services	0.1
Mining	0.1
Retail	0.1
Construction & Engineering	0.1
Semiconductors	0.1
Shipbuilding	0.1
Foods	0.1
Student Loans	0.1
Health Care REITs	0.1
Household Durables	0.1
Equipment	0.1
Airlines	0.1
Gas	0.1
Trading Companies & Distributors	0.1
Retail REITs	0.1
Engineering & Construction	0.1
Transportation	0.0	*
Building Materials	0.0	*
Office/Business Equipment	0.0	*

Multi-National	0.0	*%
Energy Equipment & Services	0.0	*
Miscellaneous Manufacturing	0.0	*
Home Builders	0.0	*
Containers & Packaging	0.0	*
Lodging	0.0	*
Other	0.0	*
Healthcare-Products	0.0	*
Iron/Steel	0.0	*
Apparel	0.0	*
Personal Care Products	0.0	*
Housewares	0.0	*
Leisure Products	0.0	*
Marine Transportation	0.0	*
Automobile Components	0.0	*
Distribution/Wholesale	0.0	*
Machinery-Diversified	0.0	*
Unaffiliated Exchange-Traded Fund	0.0	*
Computers	0.0	*
Diversified REITs	0.0	*
Health Care Technology	0.0	*
Options Purchased	0.0	*
Environmental Control	0.0	*
Internet	0.0	*

	103.1
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$25,490	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	267,825		Premiums received for OTC swap agreements	3,136
Credit contracts	Unrealized appreciation on OTC swap agreements	2,700		Unrealized depreciation on OTC swap agreements	320,268

Equity contracts	—	—		Due from/to broker-variation margin futures	72,851	*

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	407,787		—	—

Interest rate contracts	Due from/to broker-variation margin futures	89,891	*	Due from/to broker-variation margin futures	2,846,293	*

SEE NOTES TO FINANCIAL STATEMENTS.

A100

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin swaps	$ 125,441	*	Due from/to broker-variation margin swaps	$ 197,445	*
Interest rate contracts	Unaffiliated investments	23,874		Options written outstanding, at value	48,854
Interest rate contracts	Unrealized appreciation on OTC swap agreements	744,134		Unrealized depreciation on OTC swap agreements	9,778,511

		$1,687,142			$13,267,358

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$ —	$ —	$ —	$ —	$ 1,471,910
Equity contracts	—	—	402,090	—	—
Foreign exchange contracts	—	—	—	3,235,283	—
Interest rate contracts	13,014	(6,662)	(4,232,886)	—	(8,223,987)

Total	$13,014	$(6,662)	$(3,830,796)	$3,235,283	$(6,752,077)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$ —	$ 35	$ —	$ —	$ (534,116)
Equity contracts	—	—	(146,785)	—	—
Foreign exchange contracts.	—	—	—	810,378	—
Interest rate contracts	(13,426)	(12,876)	(7,248,430)	—	(5,099,795)

Total	$(13,426)	$(12,841)	$(7,395,215)	$810,378	$(5,633,911)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 7,460
Options Written (2)	20,148,000
Futures Contracts - Long Positions (2)	239,922,275
Futures Contracts - Short Positions (2)	13,559,706
Forward Foreign Currency Exchange Contracts - Purchased (3)	35,356,164
Forward Foreign Currency Exchange Contracts - Sold (3)	90,925,193
Interest Rate Swap Agreements (2)	134,022,000
Credit Default Swap Agreements - Buy Protection (2)	10,744,988
Credit Default Swap Agreements - Sell Protection (2)	41,539,980

SEE NOTES TO FINANCIAL STATEMENTS.

A101

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Derivative Contract Type	Average Volume of Derivative Activities*
Total Return Swap Agreements (2)	$173,153,053

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$93,578,611	$(93,578,611)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$226,808	$(323,404)	$(96,596)	$—	$(96,596)
BOA	—	(3,494,161)	(3,494,161)	3,494,161	—
CITI	3,823	(6,365)	(2,542)	—	(2,542)
GSI	43,717	(2,140,326)	(2,096,609)	2,096,609	—
HSBC	35,723	—	35,723	(10,000)	25,723
JPM	762,535	(4,159,288)	(3,396,753)	3,396,753	—
MSI	1,792	—	1,792	—	1,792
SCB	370,272	—	370,272	(270,000)	100,272

	$1,444,670	$(10,123,544)	$(8,678,874)	$8,707,523	$28,649

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A102

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $93,578,611:
Unaffiliated investments (cost $3,647,890,099)	$4,789,335,309
Affiliated investments (cost $368,255,047)	368,334,948
Foreign currency, at value (cost $2,395,986)	2,354,916
Cash	365
Receivable for investments sold	21,411,885
Dividends and interest receivable	14,637,804
Unrealized appreciation on OTC swap agreements	746,834
Tax reclaim receivable	520,942
Unrealized appreciation on OTC forward foreign currency exchange contracts	407,787
Premiums paid for OTC swap agreements	267,825
Receivable for Portfolio shares sold	16,780
Due from broker-variation margin swaps	10,809
Receivable from affiliate	244
Prepaid expenses and other assets	575,934

Total Assets	5,198,622,382

LIABILITIES
Payable to broker for collateral for securities on loan	95,638,101
Payable for investments purchased	62,976,665
Forward commitment contracts, at value (proceeds receivable $21,285,410)	20,996,300
Unrealized depreciation on OTC swap agreements	10,098,779
Management fee payable.	2,557,683
Payable for Portfolio shares purchased	853,810
Accrued expenses and other liabilities	662,594
Due to broker-variation margin futures	342,341
Payable to affiliate	91,187
Options written outstanding, at value (premiums received $35,978)	48,854
Distribution fee payable	45,185
Premiums received for OTC swap agreements	3,136
Trustees’ fees payable	3,070
Affiliated transfer agent fee payable	1,190

Total Liabilities	194,318,895

NET ASSETS	$5,004,303,487

Net assets were comprised of:
Partners’ Equity	$5,004,303,487

Class I:
Net asset value and redemption price per share, $4,797,366,149 / 93,527,034 outstanding shares of beneficial interest	$51.29

Class III:
Net asset value and redemption price per share, $206,937,338 / 4,071,074 outstanding shares of beneficial interest.	$50.83

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$77,026,624
Unaffiliated dividend income (net of $95,700 foreign withholding tax, of which $22,334 is reimbursable by an affiliate)	41,157,464
Affiliated dividend income	14,729,303
Income from securities lending, net (including affiliated income of $125,934)	131,604

Total income	133,044,995

EXPENSES
Management fee	29,428,727
Distribution fee—Class III	542,227
Custodian and accounting fees	389,967
Shareholders’ reports	183,059
Professional fees	89,005
Audit fee	87,725
Trustees’ fees	87,161
Transfer agent’s fees and expenses (including affiliated expense of $7,143)	11,943
Miscellaneous	141,276

Total expenses	30,961,090
Less: Fee waivers and/or expense reimbursement	(247,093)

Net expenses	30,713,997

NET INVESTMENT INCOME (LOSS)	102,330,998

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(7,512))	391,937,737
Futures transactions	(3,830,796)
Forward currency contract transactions	3,235,283
Options written transactions	(6,662)
Swap agreements transactions	(6,752,077)
Foreign currency transactions	145,063

384,728,548

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(8,488))	225,903,813
Futures	(7,395,215)
Forward currency contracts.	810,378
Options written	(12,841)
Swap agreements	(5,633,911)
Foreign currencies	74

213,672,298

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	598,400,846

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$700,731,844

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$102,330,998	$95,984,624
Net realized gain (loss) on investment and foreign currency transactions	384,728,548	79,541,009
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	213,672,298	547,017,729

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	700,731,844	722,543,362

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	8,433,238	16,528,640
Net asset value of shares issued in merger	—	223,240,047
Portfolio shares purchased	(352,398,300)	(312,002,050)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(343,965,062)	(72,233,363)

TOTAL INCREASE (DECREASE)	356,766,782	650,309,999
NET ASSETS:
Beginning of year	4,647,536,705	3,997,226,706

End of year.	$5,004,303,487	$4,647,536,705

SEE NOTES TO FINANCIAL STATEMENTS.

A103

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$44.40	$37.65	$44.14	$37.61	$34.32

Income (Loss) From Investment Operations:
Net investment income (loss)	1.02	0.90	0.62	0.49	0.56
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.87	5.85	(7.11)	6.04	2.73

Total from investment operations	6.89	6.75	(6.49)	6.53	3.29

Net Asset Value, end of year	$51.29	$44.40	$37.65	$44.14	$37.61

Total Return(b)	15.52%	17.93%	(14.70)%	17.36%	9.59%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$4,797	$4,428	$3,994	$4,968	$4,479
Average net assets (in millions)	$4,688	$4,175	$4,335	$4,766	$4,171
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.62%	0.61%	0.62%	0.61%	0.62%
Expenses before waivers and/or expense reimbursement	0.63%	0.62%	0.62%	0.61%	0.62%
Net investment income (loss)	2.10%	2.21%	1.55%	1.18%	1.64%
Portfolio turnover rate(d)(e)	114%	149%	139%	119%	120%

Class III
	Year Ended December 31,			April 26, 2021(f) through December 31, 2021
	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$44.11	$37.49	$44.06	$40.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.89	0.81	0.55	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.83	5.81	(7.12)	3.07

Total from investment operations	6.72	6.62	(6.57)	3.33

Net Asset Value, end of period	$50.83	$44.11	$37.49	$44.06

Total Return(b)	15.23%	17.66%	(14.91)%	8.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$207	$219	$4	$2
Average net assets (in millions)	$217	$188	$3	$1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.87%	0.86%	0.87%	0.86	%(g)
Expenses before waivers and/or expense reimbursement	0.88%	0.87%	0.87%	0.86	%(g)
Net investment income (loss)	1.85%	1.98%	1.39%	0.86	%(g)
Portfolio turnover rate(d)(e)	114%	149%	139%	119%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A104

PSF PGIM GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.0%
ASSET-BACKED SECURITIES — 8.4%
Collateralized Loan Obligations
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.696%(c)	01/22/38	1,000	$1,005,170
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)
6.079%(c)	07/20/34	2,000	2,000,642
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.217%(c)	04/20/37	1,500	1,507,533
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
6.042%(c)	10/22/37	1,500	1,508,200
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	10/20/34	500	500,748
LCM Ltd. (Cayman Islands),
Series 42A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.794%(c)	01/15/38	1,000	1,007,848
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.766%(c)	06/20/34	3,250	3,254,218
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.842%(c)	01/15/38	1,000	1,005,170
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.046%(c)	10/29/34	500	500,121
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.128%(c)	10/15/34	500	500,463

TOTAL ASSET-BACKED SECURITIES (cost $12,772,922)			12,790,113

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.9%
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	2,666	2,449,764
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	2,000	1,810,001
Citigroup Commercial Mortgage Trust,
Series 2016-P05, Class A3
2.684%	10/10/49	2,163	2,095,495
Fannie Mae-Aces,
Series 2019-M22, Class A2
2.522%	08/25/29	1,769	1,614,048

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-M03, Class A2
1.707%(cc)	11/25/31	4,000	$3,260,811
Series 2022-M13, Class A2
2.594%(cc)	06/25/32	2,000	1,719,052
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0151, Class A3
3.511%	04/25/30	400	377,337
Series K0152, Class A2
3.080%	01/25/31	140	127,600

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,532,211)			13,454,108

CORPORATE BONDS — 0.6%
Diversified Financial Services — 0.5%
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series PP
1.400%	07/15/28	885	793,522

Multi-National — 0.1%
International Bank for Reconstruction & Development (Supranational Bank), Unsec’d. Notes, MTN
4.472%(s)	09/17/30	235	175,973

TOTAL CORPORATE BONDS (cost $1,066,468)			969,495

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.1%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	135	128,383

(cost $140,404)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.4%
Fannie Mae Interest Strips
4.264%(s)	05/15/30	75	58,621
Federal Agricultural Mortgage Corp., MTN
1.440%	09/25/35	45	30,945
Federal Farm Credit Bank
1.230%	07/29/30	185	153,225
1.240%	08/11/31	75	59,709
1.670%	03/03/31	100	83,284
1.730%	09/22/31	115	94,213
1.770%	02/04/31	125	104,932
2.040%	03/19/40	240	156,681
2.150%	12/01/31	1,125	942,444
2.170%	10/29/29	70	62,681
2.200%	12/09/31	355	297,974
2.350%	03/10/36	115	85,891
2.460%	02/05/35	90	70,959
2.490%	05/19/36	140	108,906
2.750%	02/02/37	100	78,575
3.300%	03/23/32	112	100,931
5.480%	06/27/42	500	484,071
Federal Home Loan Bank
1.150%(cc)	02/10/31	200	163,730
1.240%	08/19/30	50	41,204
1.250%	12/30/30	140	114,482
1.410%	10/14/32	150	116,017
1.500%(cc) 05/27/31		100	88,498

SEE NOTES TO FINANCIAL STATEMENTS.

A105

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.500%	09/30/33	115	$86,478
1.750%	06/20/31	90	74,302
1.790%	12/21/35	185	132,181
2.000%(cc)	05/27/31	100	88,681
2.000%(cc)	05/27/31	200	176,983
2.050%	05/12/31	105	88,930
2.050%	03/19/35	153	116,052
2.090%	02/22/36	110	81,267
4.250%	09/10/32	210	203,284
5.500%	07/15/36	885	935,888
Federal Home Loan Mortgage Corp.
1.500%	01/01/36	157	135,271
1.500%	11/01/50	382	283,209
2.000%	01/01/32	81	75,546
2.000%	12/01/50	1,568	1,230,845
2.500%	03/01/30	112	107,091
2.500%	11/01/46	221	184,615
2.500%	04/01/51	2,284	1,874,861
3.000%	06/01/29	75	72,866
3.000%	01/01/37	215	198,285
3.000%	06/01/45	44	39,474
3.000%	01/01/48	182	157,811
3.000%	10/01/49	63	54,176
3.000%	04/01/52	442	379,221
3.000%	05/01/52	678	576,709
3.000%	06/01/52	435	370,138
3.500%	12/01/32	169	163,303
3.500%	07/01/42	205	186,610
3.500%	10/01/42	322	292,917
3.500%	08/01/43	391	355,369
3.500%	09/01/45	128	114,880
3.500%	10/01/45	114	102,373
3.500%	02/01/47	140	125,780
3.500%	07/01/47	226	203,041
3.500%	03/01/48	307	276,149
3.500%	02/01/52	807	717,075
4.000%	06/01/26	4	3,659
4.000%	09/01/26	12	11,839
4.000%	09/01/40	103	97,212
4.000%	12/01/40	106	100,037
4.000%	12/01/40	126	119,306
4.000%	11/01/43	220	207,102
4.000%	09/01/48	5	4,269
4.000%	05/01/52	422	386,927
4.500%	01/01/38	411	402,875
4.500%	09/01/39	373	362,048
4.500%	08/01/48	109	104,241
5.000%	06/01/33	96	95,552
5.000%	05/01/34	47	47,099
5.000%	09/01/52	859	832,031
5.500%	05/01/37	19	18,866
5.500%	02/01/38	62	62,287
5.500%	05/01/38	27	27,237
5.500%	10/01/52	1,062	1,050,363
6.000%	09/01/34	33	33,608
6.000%	01/01/37	16	16,371
6.000%	09/01/38	19	19,370
6.000%	08/01/39	21	22,280

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.250%	07/15/32	220	$243,292
6.500%	09/01/32	9	9,614
6.750%	03/15/31	190	212,312
Federal Home Loan Mortgage Corp., MTN
1.220%	08/19/30	95	78,219
1.899%(s)	11/15/38	95	46,331
Federal National Mortgage Assoc.
0.875%	08/05/30	75	61,902
1.500%	02/01/36	181	155,779
1.500%	08/01/36	186	159,635
1.500%	11/01/50	1,178	871,647
1.500%	12/01/50	752	557,024
2.000%	08/01/31	81	75,906
2.000%	05/01/36	627	555,439
2.000%	06/01/40	274	229,096
2.000%	07/01/40	292	244,281
2.000%	02/01/41	559	466,865
2.000%	05/01/41	1,618	1,351,562
2.000%	09/01/50	2,117	1,659,863
2.000%	10/01/50	1,182	928,593
2.000%	12/01/50	348	272,758
2.000%	02/01/51(k)	3,107	2,438,412
2.500%	06/01/28	307	297,344
2.500%	05/01/41	847	721,456
2.500%	02/01/43	79	67,478
2.500%	12/01/46	285	237,673
2.500%	01/01/50	583	480,629
2.500%	03/01/50	187	154,790
2.500%	05/01/50	714	589,805
2.500%	08/01/50	1,819	1,500,129
2.500%	09/01/50	1,267	1,059,467
2.500%	10/01/50	2,044	1,675,111
2.500%	04/01/51	451	370,530
2.500%	04/01/51	908	753,103
2.500%	05/01/52	813	671,284
3.000%	02/01/31	155	149,110
3.000%	11/01/36	165	152,038
3.000%	03/01/43	295	260,385
3.000%	07/01/43	370	326,237
3.000%	07/01/43	481	424,204
3.000%	09/01/46	256	222,078
3.000%	11/01/46	120	103,785
3.000%	11/01/46	156	134,665
3.000%	11/01/46	664	577,345
3.000%	12/01/47	349	304,035
3.000%	02/01/50	148	127,595
3.000%	06/01/50	258	221,768
3.000%	11/01/51	775	663,210
3.000%	02/01/52	482	410,884
3.000%	04/01/52	824	704,980
3.000%	04/01/52	834	718,208
3.000%	04/01/52	844	718,544
3.500%	07/01/31	190	185,309
3.500%	02/01/33	40	38,628
3.500%	06/01/39	102	93,979
3.500%	04/01/42	174	158,524
3.500%	06/01/42	272	247,992
3.500%	07/01/42	132	120,076

SEE NOTES TO FINANCIAL STATEMENTS.

A106

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	07/01/42	356		$324,225
3.500%	06/01/45	447		401,969
3.500%	07/01/46	140		125,762
3.500%	12/01/46	140		125,388
3.500%	12/01/46	321		292,484
3.500%	11/01/48	243		217,963
4.000%	07/01/37	276		264,869
4.000%	09/01/40	396		373,611
4.000%	06/01/42	263		246,926
4.000%	09/01/44	158		147,929
4.000%	09/01/44	282		264,368
4.000%	04/01/45	156		144,900
4.000%	07/01/45	108		100,492
4.000%	10/01/45	190		176,072
4.000%	10/01/46	59		55,023
4.000%	02/01/47	49		45,087
4.000%	06/01/47	90		83,261
4.000%	07/01/47	93		86,181
4.000%	10/01/47	292		270,850
4.000%	11/01/47	74		68,368
4.000%	11/01/47	106		98,966
4.000%	05/01/52	835		765,638
4.500%	05/01/40	413		397,362
4.500%	04/01/42	223		216,550
4.500%	07/01/52	868		817,819
5.000%	12/01/31	17		16,971
5.000%	03/01/34	104		103,712
5.000%	06/01/35	45		44,689
5.000%	07/01/35	25		24,312
5.000%	05/01/36	31		30,944
5.000%	07/01/52	413		399,632
5.000%	08/01/52	524		507,628
5.500%	02/01/34	67		66,727
5.500%	09/01/34	75		76,137
5.500%	02/01/35	90		90,846
5.500%	06/01/35	27		26,812
5.500%	06/01/35	43		43,460
5.500%	09/01/35	20		20,598
5.500%	09/01/35	54		54,370
5.500%	10/01/35	83		83,383
5.500%	11/01/35	23		23,140
5.500%	11/01/35	34		33,898
5.500%	11/01/35	159		160,557
6.000%	12/01/33	7		6,977
6.000%	02/01/34	37		37,908
6.000%	08/01/34	—(r	)	153
6.000%	11/01/34	—(r	)	179
6.000%	01/01/36	46		46,838
6.000%	05/01/38	15		15,859
6.000%	10/01/53	884		888,367
6.500%	07/01/32	48		49,211
6.500%	08/01/32	20		20,729
6.500%	10/01/32	65		66,464
6.500%	10/01/37	54		56,123
6.625%	11/15/30	2,535		2,811,506
7.000%	12/01/31	15		15,789
7.000%	01/01/36	10		10,252
9.000%	04/01/25	—(r	)	1

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.336%(s)	03/17/31	315	$234,577
Freddie Mac Coupon Strips
5.245%(s)	03/15/31	105	77,982
Freddie Mac Strips
5.078%(s)	07/15/32	330	230,918
Government National Mortgage Assoc.
2.000%	09/20/51	269	215,328
2.000%	10/20/51	1,320	1,056,957
2.500%	12/20/46	73	62,416
2.500%	05/20/51	836	698,948
2.500%	08/20/51	1,258	1,051,204
3.000%	03/15/45	314	275,157
3.000%	07/20/46	293	258,151
3.000%	09/20/46	315	277,423
3.000%	10/20/46	79	69,788
3.000%	04/20/47	374	328,470
3.000%	12/20/48	247	217,287
3.000%	04/20/49	221	193,855
3.000%	07/20/49	58	50,771
3.000%	12/20/49	247	215,692
3.000%	09/20/51	864	750,875
3.500%	01/20/43	352	322,000
3.500%	04/20/43	167	152,278
3.500%	03/20/45	206	187,388
3.500%	04/20/45	166	150,814
3.500%	04/20/46	277	251,256
3.500%	07/20/46	403	364,968
3.500%	07/20/48	326	294,323
3.500%	11/20/48	86	77,693
3.500%	01/20/49	151	136,779
3.500%	05/20/49	281	253,994
4.000%	06/15/40	54	50,900
4.000%	08/20/46	166	155,364
4.000%	11/20/46	102	95,368
4.000%	09/20/47	133	124,107
4.000%	06/20/48	202	188,616
4.000%	02/20/49	179	166,904
4.500%	02/20/41	159	154,396
4.500%	03/20/41	133	129,468
4.500%	06/20/44	103	99,794
4.500%	09/20/46	118	112,416
4.500%	11/20/46	207	199,451
4.500%	01/20/47	26	25,166
4.500%	05/20/52	442	418,633
5.000%	07/15/33	47	46,744
5.000%	09/15/33	80	79,367
5.000%	04/15/34	28	27,713
5.000%	10/20/48	37	36,449
5.500%	03/15/34	89	91,080
5.500%	03/15/36	26	26,663
6.500%	07/15/32	6	6,300
6.500%	08/15/32	1	1,152
6.500%	08/15/32	2	2,301
6.500%	08/15/32	6	6,302
6.500%	08/15/32	32	32,741
7.000%	08/15/28	6	6,617
7.500%	12/15/25	3	3,056
7.500%	02/15/26	1	1,047

SEE NOTES TO FINANCIAL STATEMENTS.

A107

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
8.500%	04/15/25	—(r)		$3
Resolution Funding Corp. Interest Strips, Bonds
3.230%(s)	01/15/30	450		356,142
3.574%(s)	04/15/30	615		478,063
Resolution Funding Corp. Principal Strips, Bonds
3.323%(s)	04/15/30	2,130		1,666,267
3.672%(s)	01/15/30	2,390		1,893,175
Tennessee Valley Authority, Sr. Unsec’d. Notes
0.750%	05/15/25	325		320,685
1.500%	09/15/31	360		295,072
5.880%	04/01/36	230		249,206
7.125%	05/01/30	530		594,397
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series A
2.875%	02/01/27	175		170,049
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series E
6.750%	11/01/25	510		519,966
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	10		6,035

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $82,549,102)			73,285,823

U.S. TREASURY OBLIGATIONS — 30.6%
U.S. Treasury Bonds
1.625%	11/15/50	1,340		699,731
1.875%	02/15/51	4,445		2,475,309
1.875%	11/15/51	4,815		2,658,783
2.250%	05/15/41(k)	690		489,792
2.250%	08/15/49	565		350,212
2.375%	11/15/49	3,180		2,023,275
2.375%	05/15/51	715		450,115
2.875%	05/15/43(k)	815		617,490
3.000%	02/15/49	2,380		1,733,309
3.625%	02/15/53	310		252,214
U.S. Treasury Notes
3.500%	02/15/33	335		311,759
3.750%	06/30/30	2,895		2,801,139
3.875%	08/15/33	465		442,767
4.250%	12/31/25	1,250		1,250,293
4.250%	11/15/34	1,315		1,281,509
4.375%	12/31/29	355		354,861
4.375%	05/15/34	5,600		5,517,750
4.500%	12/31/31	1,552		1,553,197
4.625%	04/30/29	1,740		1,757,264
U.S. Treasury Strips Coupon
1.450%(s)	08/15/42	60		24,551
1.982%(s)	08/15/39	1,025		493,481
2.208%(s)	05/15/39	455		222,292
2.353%(s)	02/15/44	440		167,578
2.402%(s)	05/15/41	1,995		869,384
2.424%(s)	11/15/40	10		4,479
2.434%(s)	11/15/45	345		120,534
2.436%(s)	02/15/46	390		134,504
2.443%(s)	08/15/44	210		78,036
2.486%(s)	02/15/45	150		54,422
2.525%(s)	11/15/43	2,070		798,486
2.857%(s)	05/15/31	33		24,517
3.336%(s)	08/15/40	895		407,015

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.387%(s)	05/15/42	135	$55,957
3.666%(s)	08/15/41	5,440	2,337,925
3.870%(s)	02/15/41	730	322,227
3.922%(s)	11/15/41	5,200	2,209,594
3.995%(s)	02/15/42	4,020	1,687,144
4.120%(s)	11/15/42	1,075	433,863
4.197%(s)	02/15/39	3,835	1,905,216
4.461%(s)	05/15/44	1,670	628,599
4.608%(s)	11/15/48	25	7,570
4.652%(s)	05/15/49	2,100	619,910
4.691%(s)	05/15/38	1,685	875,410
4.722%(s)	05/15/50	1,600	452,875
4.770%(s)	11/15/49	455	131,328
4.924%(s)	02/15/49	75	22,357
5.311%(s)	02/15/40	2,130	995,525
5.357%(s)	05/15/40	7,030	3,242,588

TOTAL U.S. TREASURY OBLIGATIONS (cost $52,104,827)			46,348,136

TOTAL LONG-TERM INVESTMENTS (cost $163,165,934)			146,976,058

		Shares
SHORT-TERM INVESTMENT — 2.7%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $4,026,409)(wb)		4,026,409	4,026,409

TOTAL INVESTMENTS—99.7% (cost $167,192,343)			151,002,467
Other assets in excess of liabilities(z) — 0.3%			512,132

NET ASSETS — 100.0%			$151,514,599

See the Glossary for a list of the abbreviation(s) used in the annual report.

# Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c) Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.

(cc) Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k) Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(r) Principal or notional amount is less than $500 par.

(s) Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(wb) Represents an investment in a Fund affiliated with the Manager.

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A108

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $1,729,063)	3.000%	TBA	01/14/25	$(2,000)	$(1,698,438)

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
112	2 Year U.S. Treasury Notes	Mar. 2025	$23,028,250	$(13,516)
148	5 Year U.S. Treasury Notes	Mar. 2025	15,733,094	(72,247)

				(85,763)

Short Positions:
4	10 Year U.S. Ultra Treasury Notes	Mar. 2025	445,250	6,245
199	20 Year U.S. Treasury Bonds	Mar. 2025	22,654,907	496,703
37	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	4,399,531	168,601

				671,549

				$585,786

Interest rate swap agreements outstanding at December 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,908	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.490%	$—	$(2,584)	$(2,584)
2,332	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.490%	—	749	749

				$—	$(1,835)	$(1,835)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$1,226,103

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$12,790,113	$—
Commercial Mortgage-Backed Securities	—	13,454,108	—
Corporate Bonds	—	969,495	—
Residential Mortgage-Backed Security	—	128,383	—
U.S. Government Agency Obligations	—	73,285,823	—
U.S. Treasury Obligations	—	46,348,136	—
Short-Term Investment
Affiliated Mutual Fund	4,026,409	—	—

Total	$4,026,409	$146,976,058	$—

Other Financial Instruments*
Assets
Futures Contracts	$671,549	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	749	—

Total	$671,549	$749	$—

Liabilities
Forward Commitment Contract	$—	$(1,698,438)	$—
Futures Contracts	(85,763)	—	—
Centrally Cleared Interest Rate Swap Agreement	—	(2,584)	—

Total	$(85,763)	$(1,701,022)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2024 were as follows:

U.S. Government Agency Obligations	48.4%
U.S. Treasury Obligations	30.6
Commercial Mortgage-Backed Securities	8.9
Collateralized Loan Obligations	8.4
Affiliated Mutual Fund	2.7
Diversified Financial Services	0.5

Multi-National	0.1%
Residential Mortgage-Backed Security	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$671,549	*	Due from/to broker-variation margin futures	$85,763	*
Interest rate contracts	Due from/to broker-variation margin swaps	749	*	Due from/to broker-variation margin swaps	2,584	*

		$672,298			$88,347

SEE NOTES TO FINANCIAL STATEMENTS.

A110

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(69,976)	$(11,450)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$2,286,648	$(17,905)

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$50,636,320
Futures Contracts - Short Positions (1)	35,891,666
Interest Rate Swap Agreements (1)	4,240,000

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A111

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value:
Unaffiliated investments (cost $163,165,934)	$146,976,058
Affiliated investments (cost $4,026,409)	4,026,409
Receivable for investments sold	1,731,229
Dividends and interest receivable	553,041
Due from broker-variation margin futures	51,243
Receivable for Portfolio shares sold	29,169
Due from broker-variation margin swaps	25
Prepaid expenses	2,025

Total Assets	153,369,199

LIABILITIES
Forward commitment contracts, at value (proceeds receivable $1,729,063)	1,698,438
Accrued expenses and other liabilities	92,591
Management fee payable	51,819
Payable for Portfolio shares purchased	9,479
Affiliated transfer agent fee payable	1,190
Distribution fee payable	704
Trustees’ fees payable	379

Total Liabilities	1,854,600

NET ASSETS	$151,514,599

Net assets were comprised of:
Partners’ Equity	$151,514,599

Class I:
Net asset value and redemption price per share, $148,293,771 / 11,487,827 outstanding shares of beneficial interest	$12.91

Class III:
Net asset value and redemption price per share, $3,220,828 / 251,742 outstanding shares of beneficial interest	$12.79

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$6,332,292
Affiliated dividend income	107,081
Affiliated income from securities lending, net	329

Total income	6,439,702

EXPENSES
Management fee	621,933
Distribution fee—Class III	8,909
Shareholders’ reports	56,518
Custodian and accounting fees	50,768
Professional fees	38,283
Audit fee	33,640
Transfer agent’s fees and expenses (including affiliated expense of $7,143)	11,942
Trustees’ fees	10,818
Miscellaneous	36,938

Total expenses	869,749

NET INVESTMENT INCOME (LOSS)	5,569,953

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(224))	(4,637,590)

Futures transactions	(69,976)
Swap agreements transactions	(11,450)

(4,719,016)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,720,203)
Futures	2,286,648
Swap agreements	(17,905)

548,540

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(4,170,476)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,399,477

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$5,569,953	$5,729,086
Net realized gain (loss) on investment transactions	(4,719,016)	(8,315,887)
Net change in unrealized appreciation (depreciation) on investments	548,540	11,202,555

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,399,477	8,615,754

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	6,686,677	5,933,349
Portfolio shares purchased	(19,231,070)	(36,216,200)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(12,544,393)	(30,282,851)

TOTAL INCREASE (DECREASE)	(11,144,916)	(21,667,097)
NET ASSETS:
Beginning of year	162,659,515	184,326,612

End of year	$151,514,599	$162,659,515

SEE NOTES TO FINANCIAL STATEMENTS.

A112

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$12.78	$12.16	$14.05	$14.51	$13.54

Income (Loss) From Investment Operations:
Net investment income (loss)	0.46	0.41	0.29	0.19	0.23
Net realized and unrealized gain (loss) on investment transactions	(0.33)	0.21	(2.18)	(0.65)	0.74

Total from investment operations	0.13	0.62	(1.89)	(0.46)	0.97

Net Asset Value, end of year	$12.91	$12.78	$12.16	$14.05	$14.51

Total Return(b)	1.02%	5.10%	(13.45)%	(3.17)%	7.16%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$148.3	$159.0	$181.3	$223.1	$246.2
Average net assets (in millions)	$151.9	$167.9	$196.8	$231.5	$246.6
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.55%	0.52%	0.49%	0.48%	0.51%
Expenses before waivers and/or expense reimbursement	0.55%	0.52%	0.49%	0.48%	0.51%
Net investment income (loss)	3.59%	3.35%	2.28%	1.35%	1.58%
Portfolio turnover rate(d)(e)	86%	87%	177%	222%	150%

Class III
	Year Ended December 31,			April 26, 2021(f) through December 31,
	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.70	$12.11	$14.03	$14.17

Income (Loss) From Investment Operations:
Net investment income (loss)	0.42	0.38	0.28	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.33)	0.21	(2.20)	(0.25)

Total from investment operations	0.09	0.59	(1.92)	(0.14)

Net Asset Value, end of period	$12.79	$12.70	$12.11	$14.03

Total Return(b)	0.71%	4.87%	(13.68)%	(0.99)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.2	$3.7	$3.0	$ 0.3
Average net assets (in millions)	$3.6	$3.3	$1.6	$ 0.2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80%	0.77%	0.74%	0.68	%(g)
Expenses before waivers and/or expense reimbursement	0.80%	0.77%	0.74%	0.68	%(g)
Net investment income (loss)	3.33%	3.11%	2.26%	1.09	%(g)
Portfolio turnover rate(d)(e)	86%	87%	177%	222%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A113

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS — 46.4%
Bank of America Securities, Inc.
4.46%, dated 12/31/24, due 01/02/25 in the amount of $65,016,106 collateralized by FHLMC (coupon rates 3.000%-3.500%, maturity dates 12/01/29-04/01/32), FNMA (coupon rates 2.000%-3.590%, maturity dates 05/01/34-04/01/53) and GNMA (coupon rates 3.000%-6.000%, maturity dates 12/15/36-10/20/74) with the aggregate value, including accrued interest, of $66,300,000		65,000	$65,000,000
Bank of Nova Scotia
4.46%, dated 12/31/24, due 01/02/25 in the amount of $50,012,389 collateralized by FNMA (coupon rate 4.500%, maturity date 12/01/48) and U.S. Treasury Securities (coupon rate 4.000%, maturity date 11/15/42) with the aggregate value, including accrued interest, of $51,012,695		50,000	50,000,000
Canadian Imperial Bank of Commerce
4.43%, dated 12/12/24, due 01/14/25 in the amount of $17,069,034 collateralized by FHLMC (coupon rates 2.500%-7.000%, maturity dates 06/01/44-12/01/54), FNMA (coupon rates 2.000%-7.000%, maturity dates 12/01/30-11/01/54), GNMA (coupon rate 5.716%, maturity date 10/20/74) and U.S. Treasury Securities (coupon rates 0.125%-3.875%, maturity dates 04/15/25-11/15/31) with the aggregate value, including accrued interest, of $17,384,816		17,000	17,000,000
4.31%, dated 12/19/24, due 01/30/25 in the amount of $40,201,133 collateralized by U.S. Treasury Securities (coupon rates 0.125%-5.000%, maturity dates 08/31/25-02/15/54) with the aggregate value, including accrued interest, of $40,868,413		40,000	40,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
Credit Agricole Securities Inc.
4.39%, dated 12/16/24, due 02/06/25 in the amount of $20,126,822 collateralized by U.S. Treasury Securities (coupon rate 1.500%, maturity date 08/15/26) with the aggregate value, including accrued interest, of $20,400,019		20,000	$20,000,000
4.3%, dated 12/19/24, due 01/30/25 in the amount of $19,095,317 collateralized by U.S. Treasury Securities (coupon rate 2.250%, maturity date 08/15/27) with the aggregate value, including accrued interest, of $19,380,074		19,000	19,000,000
4.3%, dated 12/19/24, due 01/30/25 in the amount of $30,150,500 collateralized by U.S. Treasury Securities (coupon rate 1.250%, maturity date 12/31/26) with the aggregate value, including accrued interest, of $30,600,029		30,000	30,000,000
4.46%, dated 12/31/24, due 01/02/25 in the amount of $9,051,242 collateralized by U.S. Treasury Securities (coupon rate 2.250%, maturity date 08/15/27) with the aggregate value, including accrued interest, of $9,229,981		9,049	9,049,000
ING Financial Markets LLC
4.32%, dated 12/19/24, due 01/30/25 in the amount of $25,126,000 collateralized by FNMA (coupon rate 2.000%, maturity date 07/01/51) with the aggregate value, including accrued interest, of $25,500,000		25,000	25,000,000
4.46%, dated 12/31/24, due 01/02/25 in the amount of $65,016,106 collateralized by FHLMC (coupon rate 6.500%, maturity date 10/01/53) with the aggregate value, including accrued interest, of $66,300,000		65,000	65,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A114

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
Natixis
4.33%, dated 12/19/24, due 01/30/25 in the amount of $20,101,033 collateralized by FHLMC (coupon rates 5.000%-5.500%, maturity dates 08/01/53-11/01/54), FNMA (coupon rates 4.250%-6.000%, maturity dates 01/01/30-11/01/54) and U.S. Treasury Securities (coupon rates 0.000%-4.750%, maturity dates 01/07/25-11/15/53) with the aggregate value, including accrued interest, of $20,400,001		20,000	$20,000,000
4.55%, dated 12/31/24, due 01/02/25 in the amount of $65,016,431 collateralized by FNMA (coupon rate 6.000%, maturity date 01/01/53) and U.S. Treasury Securities (coupon rates 0.000%-4.500%, maturity dates 01/14/25-08/15/53) with the aggregate value, including accrued interest, of $66,300,002		65,000	65,000,000
NatWest Markets Securities, Inc.
4.45%, dated 12/31/24, due 01/07/25 in the amount of $65,056,243 collateralized by U.S. Treasury Securities (coupon rate 0.000%, maturity dates 02/06/25-03/27/25) with the aggregate value, including accrued interest, of $66,357,446		65,000	65,000,000
TD Securities (USA) LLC
4.5%, dated 12/31/24, due 01/02/25 in the amount of $65,016,250 collateralized by U.S. Treasury Securities (coupon rates 0.375%-3.375%, maturity dates 04/30/25-05/15/30) with the aggregate value, including accrued interest, of $66,300,009		65,000	65,000,000
Wells Fargo Securities LLC
4.46%, dated 12/31/24, due 01/02/25 in the amount of $65,016,106 collateralized by FHLMC (coupon rates 3.500%-5.500%, maturity dates 02/01/47-08/01/54) with the aggregate value, including accrued interest, of $66,316,428		65,000	65,000,000
4.45%, dated 12/31/24, due 01/07/25 in the amount of $19,016,440 collateralized by FNMA (coupon rate 5.000%, maturity date 12/01/54) with the aggregate value, including accrued interest, of $19,396,770		19,000	19,000,000

TOTAL REPURCHASE AGREEMENTS (cost $639,049,000)			639,049,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.4%
Federal Farm Credit Bank 4.404%(n) 02/06/25		13,000	12,943,190

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Farm Credit Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)
4.380%(c)	05/22/25	1,400	$1,400,000
Federal Farm Credit Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)
4.390%(c)	05/02/25	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
4.410%(c)	04/09/25	9,000	9,000,000
4.410%(c)	07/02/25	8,000	8,000,000
4.410%(c)	07/29/25	7,500	7,500,000
Federal Farm Credit Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)
4.415%(c)	02/12/25	8,000	8,000,000
4.415%(c)	07/23/25	8,000	8,000,000
Federal Farm Credit Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
4.420%(c)	01/22/25	8,000	8,000,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
4.430%(c)	08/26/25	9,000	9,000,000
Federal Farm Credit Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)
4.435%(c)	08/28/25	8,000	8,000,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)
4.450%(c)	11/21/25	7,500	7,500,000
4.450%(c)	01/08/26	8,000	8,000,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)
4.455%(c)	12/29/25	8,000	8,000,000
4.455%(c)	03/20/26	2,500	2,500,000
Federal Farm Credit Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)
4.460%(c)	08/26/25	8,000	8,002,068
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
4.470%(c)	02/25/26	9,000	8,999,953
Federal Farm Credit Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)
4.475%(c)	01/08/26	7,000	7,001,635
4.475%(c)	02/23/26	4,000	4,000,000
Federal Farm Credit Bank, SOFR + 0.110% (Cap N/A, Floor 0.000%)
4.480%(c)	01/17/25	8,000	8,000,257
Federal Farm Credit Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)
4.490%(c)	05/08/26	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.150% (Cap N/A, Floor 0.000%)
4.520%(c)	01/03/25	4,000	4,000,025
Federal Farm Credit Bank, SOFR + 0.155% (Cap N/A, Floor 0.000%)
4.525%(c)	09/05/25	8,000	8,004,438
Federal Farm Credit Bank, US Federal Funds Effective Rate + 0.115% (Cap N/A, Floor 0.000%)
4.445%(c)	12/26/25	12,000	12,001,328
Federal Home Loan Bank
4.413%(n)	01/29/25	13,000	12,955,673
4.413%(n)	03/05/25	13,000	12,900,696
Federal Home Loan Bank, SOFR + 0.005% (Cap N/A, Floor 0.000%)
4.375%(c)	01/13/25	8,000	8,000,000
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)
4.380%(c)	01/08/25	8,000	8,000,000
4.380%(c)	02/05/25	12,000	12,000,000
4.380%(c)	03/03/25	8,000	8,000,000
4.380%(c)	03/19/25	8,000	8,000,000
4.380%(c)	03/26/25	8,000	8,000,000
Federal Home Loan Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)
4.505%(c)	03/17/25	8,000	8,000,000
4.385%(c)	04/16/25	8,000	8,000,000
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)
4.390%(c)	01/27/25	5,500	5,500,000

SEE NOTES TO FINANCIAL STATEMENTS.

A115

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)
4.395%(c)	03/11/25	7,000	$7,000,000
4.515%(c)	04/15/25	8,000	8,000,000
Federal Home Loan Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)
4.400%(c)	03/26/25	5,500	5,500,000
4.400%(c)	05/15/25	7,500	7,500,000
Federal Home Loan Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)
4.405%(c)	04/23/25	9,000	9,000,000
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
4.420%(c)	08/08/25	7,000	7,000,000
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
4.430%(c)	08/19/25	4,000	4,000,000
Federal Home Loan Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
4.470%(c)	02/13/26	7,000	7,000,000
Federal Home Loan Bank, SOFR + 0.115% (Cap N/A, Floor 0.000%)
4.485%(c)	06/20/25	13,000	13,000,000
4.485%(c)	07/10/25	11,000	11,000,000
Federal Home Loan Bank, SOFR + 0.125% (Cap N/A, Floor 0.000%)
4.495%(c)	01/24/25	12,000	12,000,000
Federal Home Loan Bank, SOFR + 0.140% (Cap N/A, Floor 0.000%)
4.510%(c)	03/12/26	14,000	13,999,828
Federal Home Loan Mortgage Corp., SOFR + 0.090% (Cap N/A, Floor 0.000%)
4.460%(c)	01/26/26	15,750	15,752,304
Federal Home Loan Mortgage Corp., SOFR + 0.100% (Cap N/A, Floor 0.000%)
4.470%(c)	02/09/26	8,000	8,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $403,961,395)			403,961,395

U.S. TREASURY OBLIGATIONS(n) — 24.6%
U.S. Treasury Bills
4.284%	10/30/25	9,000	8,689,762
4.290%	04/22/25	10,000	9,869,544
4.350%	03/13/25	13,000	12,889,689

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) (continued)
4.372%	04/08/25	13,500	$13,343,241
4.392%	04/17/25	21,000	20,734,236
4.400%	04/24/25	20,000	19,729,789
4.401%	04/03/25	10,000	9,889,792
4.401%	04/10/25	20,000	19,763,087
4.402%	02/04/25	10,000	9,958,704
4.411%	04/01/25	10,000	9,891,300
4.418%	03/11/25	6,750	6,693,508
4.426%	02/25/25	17,000	16,886,356
4.439%	01/16/25	10,000	9,981,600
4.440%	05/01/25	20,000	19,710,517
4.447%	03/06/25	15,000	14,882,733
4.469%	01/28/25	44,000	43,853,842
4.471%	02/13/25	4,000	3,978,875
4.505%	01/21/25	14,000	13,965,463
4.515%	02/11/25	12,000	11,939,183
4.519%	02/18/25	20,000	19,881,240
4.583%	01/09/25	26,500	26,473,279
4.827%	01/14/25	15,000	14,974,263

TOTAL U.S. TREASURY OBLIGATIONS (cost $337,980,003)			337,980,003

TOTAL INVESTMENTS—100.4% (cost $1,380,990,398)			1,380,990,398
Liabilities in excess of other assets — (0.4)%			(5,281,659)

NET ASSETS — 100.0%			$1,375,708,739

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$639,049,000	$—
U.S. Government Agency Obligations.	—	403,961,395	—
U.S. Treasury Obligations	—	337,980,003	—

Total	$—	$1,380,990,398	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A116

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Repurchase Agreements	46.4%
U.S. Government Agency Obligations	29.4
U.S. Treasury Obligations	24.6

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Bank of America Securities, Inc.	$65,000,000	$(65,000,000)	$—
Repurchase Agreement	Bank of Nova Scotia	50,000,000	(50,000,000)	—
Repurchase Agreements	Canadian Imperial Bank of Commerce	57,000,000	(57,000,000)	—
Repurchase Agreements	Credit Agricole Securities Inc.	78,049,000	(78,049,000)	—
Repurchase Agreements	ING Financial Markets LLC	90,000,000	(90,000,000)	—
Repurchase Agreements	Natixis	85,000,000	(85,000,000)	—
Repurchase Agreement	NatWest Markets Securities, Inc.	65,000,000	(65,000,000)	—
Repurchase Agreement	TD Securities (USA) LLC	65,000,000	(65,000,000)	—
Repurchase Agreements	Wells Fargo Securities LLC	84,000,000	(84,000,000)	—

		$639,049,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A117

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments, at value:	$741,941,398
Repurchase Agreements (cost $639,049,000)	639,049,000
Cash	466
Interest receivable	2,756,881
Receivable for Portfolio shares sold	535,343
Prepaid expenses	12,723

Total Assets	1,384,295,811

LIABILITIES
Payable for Portfolio shares purchased	8,025,165
Management fee payable	351,913
Accrued expenses and other liabilities	134,941
Distribution fee payable	72,833
Affiliated transfer agent fee payable	1,190
Trustees’ fees payable	1,030

Total Liabilities	8,587,072

NET ASSETS	$1,375,708,739

Net assets were comprised of:
Partners’ Equity	$1,375,708,739

Class I:
Net asset value and redemption price per share, $1,044,317,142 / 104,428,905 outstanding shares of beneficial interest	$10.00

Class III:
Net asset value and redemption price per share, $331,391,597 / 33,139,336 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
Interest income	$67,214,488

EXPENSES
Management fee	3,870,509
Distribution fee—Class III	773,002
Custodian and accounting fees	124,223
Shareholders’ reports	106,898
Professional fees	51,104
Audit fee	33,640
Trustees’ fees	28,960
Transfer agent’s fees and expenses (including affiliated expense of $7,143)	11,942
Miscellaneous	37,567

Total expenses	5,037,845

NET INVESTMENT INCOME (LOSS)	62,176,643

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	43,762

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,220,405

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$62,176,643	$51,728,929
Net realized gain (loss) on investment transactions	43,762	56,927

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	62,220,405	51,785,856

DISTRIBUTIONS
Class I	(47,937,044)	(43,482,898)
Class III	(14,283,308)	(8,302,958)

	(62,220,352)	(51,785,856)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	1,405,805,895	1,691,793,375
Portfolio shares issued in reinvestment of distributions	62,220,352	51,785,856
Portfolio shares purchased	(1,260,849,322)	(1,520,358,197)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	207,176,925	223,221,034

TOTAL INCREASE (DECREASE)	207,176,978	223,221,034
NET ASSETS:
Beginning of year	1,168,531,761	945,310,727

End of year	$1,375,708,739	$1,168,531,761

SEE NOTES TO FINANCIAL STATEMENTS.

A118

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2024	2023	2022	2021		2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$10.00	$10.00	$10.00	$10.00		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.49	0.48	0.14	—	(b)	0.03
Less Dividends and Distributions	(0.49)	(0.48)	(0.14)	(—	)(b)	(0.03)

Net Asset Value, end of year	$10.00	$10.00	$10.00	$10.00		$10.00

Total Return(c)	5.02%	4.87%	1.39%	0.04%		0.30%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,044	$931	$803	$725		$792
Average net assets (in millions)	$981	$910	$780	$748		$667
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.33%	0.33%	0.27%	0.06%		0.21%
Expenses before waivers and/or expense reimbursement	0.33%	0.33%	0.32%	0.32%		0.34%
Net investment income (loss)	4.88%	4.78%	1.37%	—%		0.26%

Class III
	Year Ended December 31,					May 18, 2020(e) through December 31, 2020
	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.00	$10.00	$10.00	$10.00		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.46	0.45	0.12	—	(b)	—	(b)
Less Dividends and Distributions:	(0.46)	(0.45)	(0.12)	(—	)(b)	(—	)(b)

Net Asset Value, end of period	$10.00	$10.00	$10.00	$10.00		$10.00

Total Return(c)	4.75%	4.61%	1.22%	0.04%		—	%(b)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$331	$237	$143	$144		$66
Average net assets (in millions)	$309	$182	$137	$118		$34
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58%	0.58%	0.44%	0.06%		0.13	%(f)
Expenses before waivers and/or expense reimbursement	0.58%	0.58%	0.58%	0.58%		0.58	%(f)
Net investment income (loss)	4.62%	4.57%	1.23%	—%		—	%(b)(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Commencement of offering.
(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

A119

PSF PGIM HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.0%
ASSET-BACKED SECURITIES — 0.4%
Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.998%(c)	07/15/31	1,628	$1,629,646
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.098%(c)	01/15/31	986	988,097

TOTAL ASSET-BACKED SECURITIES (cost $2,573,595)			2,617,743

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.2%
ROCK Trust,
Series 2024-CNTR, Class E, 144A
8.819%	11/13/41	1,475	1,525,054

(cost $1,475,000)

CORPORATE BONDS — 84.4%
Advertising — 0.4%
Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	1,975	1,901,647
9.000%	09/15/28(a)	550	575,858
CMG Media Corp.,
Sec’d. Notes, 144A
8.875%	06/18/29	600	450,303

			2,927,808

Aerospace & Defense — 2.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50	1,025	951,507
5.930%	05/01/60	725	668,218
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	1,115	1,109,425
7.000%	06/01/32(a)	395	400,925
7.125%	06/15/26	863	865,157
7.250%	07/01/31	400	411,264
7.500%	02/01/29(a)	1,300	1,352,312
7.875%	04/15/27	2,675	2,678,344
8.750%	11/15/30	860	923,425
Goat Holdco LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/01/32	195	193,086
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	1,500	1,404,803
5.500%	11/15/27	775	762,741
Sr. Sec’d. Notes, 144A
6.000%	01/15/33	640	627,263
6.375%	03/01/29	990	993,069
6.625%	03/01/32	750	756,836

			14,098,375

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines — 1.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28	300	$307,037
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	63	62,363
5.750%	04/20/29(a)	2,075	2,053,088
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	640	629,042
4.625%	04/15/29	1,515	1,440,100
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	1,575	1,370,250
7.875%	05/01/27	1,140	1,105,800
9.500%	06/01/28	720	720,000

			7,687,680

Apparel — 0.5%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	1,225	1,128,085
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	2,825	2,477,197

			3,605,282

Auto Manufacturers — 0.6%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	100	78,762
7.400%	11/01/46	275	290,006
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	800	787,752
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	12/15/31	985	1,036,373
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	2,125	2,111,001

			4,303,894

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	1,025	1,009,235
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	975	984,750
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	625	618,750
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	237	235,519

SEE NOTES TO FINANCIAL STATEMENTS.

A120

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	275	$255,661
5.375%	11/15/27	175	172,529
5.625%	06/15/28	475	468,512
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A
7.750%	05/31/32	830	840,892
Phinia, Inc.,
Gtd. Notes, 144A
6.625%	10/15/32	255	253,219
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	225	229,515
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	3,925	3,651,179
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28(a)	1,600	1,567,922

			10,287,683

Banks — 1.0%
Citigroup, Inc.,
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30(oo)	392	390,084
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,275	1,234,995
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27	1,975	1,972,738
7.625%	05/01/26	925	927,975
12.000%	10/01/28	325	352,570
12.250%	10/01/30	350	387,367
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	975	844,418
4.950%(ff)	06/01/42	675	523,672
Wells Fargo & Co.,
Jr. Sub. Notes
6.850%(ff)	09/15/29(oo)	270	278,013

			6,911,832

Building Materials — 1.8%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	165	156,954
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	550	527,000
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	1,660	1,324,170
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	1,730	1,758,544

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/31	275	$276,468
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	425	416,593
Knife River Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	05/01/31	150	156,222
Masterbrand, Inc.,
Gtd. Notes, 144A
7.000%	07/15/32	250	251,807
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32	218	219,181
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	1,035	977,612
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,198	1,168,103
8.875%	11/15/31	1,080	1,132,596
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/32	530	531,441
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	1,600	1,371,904
4.375%	07/15/30	1,525	1,390,491
4.750%	01/15/28	525	503,392
5.000%	02/15/27	890	870,566

			13,033,044

Chemicals — 1.4%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,705	1,772,250
ASP Unifrax Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%
7.100%	09/30/29	402	264,226
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31	205	202,623
Celanese US Holdings LLC,
Gtd. Notes
6.600%	11/15/28	300	306,997
6.800%	11/15/30	75	77,597
Chemours Co. (The),
Gtd. Notes, 144A
8.000%	01/15/33	365	356,598
Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%
15.000%	12/06/28	497	472,340
Sr. Sec’d. Notes, 144A
15.000%	12/06/28	79	74,449
15.000%	12/06/28	51	46,200

SEE NOTES TO FINANCIAL STATEMENTS.

A121

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Methanex US Operations, Inc.,
Gtd. Notes, 144A
6.250%	03/15/32	205	$202,691
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	12/01/31	150	148,875
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	500	468,301
7.250%	06/15/31	395	401,014
9.750%	11/15/28	1,575	1,670,216
Sr. Unsec’d. Notes, 144A
6.250%	10/01/29	1,475	1,402,382
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	665	616,787
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	425	371,875
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29(a)	1,245	1,117,410
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
7.375%	03/01/31	150	153,183

			10,126,014

Coal — 0.2%
Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A
13.125%	05/01/28	604	608,530
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29	560	564,200

			1,172,730

Commercial Services — 4.5%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	390	381,488
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	1,175	1,202,316
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	3,200	2,918,811
9.750%	07/15/27	2,200	2,214,524
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	2,360	2,224,158
4.625%	06/01/28	1,065	1,000,780
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29	670	639,139

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	2,000	$1,793,825
4.625%	10/01/27	800	759,192
APi Group DE, Inc.,
Gtd. Notes, 144A
4.750%	10/15/29	1,200	1,128,390
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28(a)	1,050	981,258
5.750%	07/15/27	220	215,015
5.750%	07/15/27(a)	575	564,908
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	10/15/29	200	199,250
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	850	890,464
Brink’s Co. (The),
Gtd. Notes, 144A
6.500%	06/15/29	125	126,324
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	475	485,406
Herc Holdings, Inc.,
Gtd. Notes, 144A
6.625%	06/15/29	930	941,333
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26	245	206,088
5.000%	12/01/29	145	100,516
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	3,825	3,659,746
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29(a)	1,500	1,391,938
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30(a)	1,625	1,424,447
5.750%	10/15/32	350	340,275
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A
6.750%	08/15/32	330	335,740
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	1,025	897,534
4.000%	07/15/30	100	91,057
4.875%	01/15/28(a)	3,500	3,401,570
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	1,375	1,170,799
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A
10.500%	11/30/30	150	161,656

SEE NOTES TO FINANCIAL STATEMENTS.

A122

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/15/30	325	$344,177
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	235	237,726

			32,429,850

Computers — 1.2%
Amentum Holdings, Inc.,
Gtd. Notes, 144A
7.250%	08/01/32	340	342,913
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A
5.375%	10/31/26	200	195,250
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31	1,030	1,049,340
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29	325	302,376
3.750%	10/01/30	225	205,866
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	3,485	3,392,042
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	1,305	1,411,765
NCR Voyix Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	700	672,787
5.125%	04/15/29	1,049	1,003,813

			8,576,152

Cosmetics/Personal Care — 0.1%
Perrigo Finance Unlimited Co.,
Gtd. Notes
6.125%	09/30/32(a)	525	512,531

Distribution/Wholesale — 0.7%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	2,900	2,655,620
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	260	271,050
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	150	153,000
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29	175	181,951
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	1,375	1,446,301

			4,707,922

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services — 4.3%
Azorra Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
7.750%	04/15/30	1,105	$1,088,779
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
9.750%	03/15/29	1,575	1,693,202
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/30	675	710,962
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
9.125%	05/15/31	495	511,038
9.250%	02/01/29	310	319,796
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A
6.875%	04/15/29	150	151,500
8.000%	02/15/27	400	412,000
Sr. Unsec’d. Notes, 144A
5.875%	03/15/30	290	283,475
8.000%	06/15/28	400	418,635
goeasy Ltd. (Canada),
Gtd. Notes, 144A
6.875%	05/15/30	340	342,550
9.250%	12/01/28	55	58,455
Sr. Unsec’d. Notes, 144A
7.625%	07/01/29	685	698,700
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.625%	09/01/28(a)	1,165	1,117,529
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A
6.625%	10/15/31	1,075	1,072,602
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	250	234,368
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	500	427,412
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.400%	03/26/29	175	179,986
6.500%	03/26/31	455	469,693
8.375%	05/01/28	75	78,636
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	1,725	1,609,614
5.500%	08/15/28	175	169,972
5.750%	11/15/31(a)	1,320	1,261,165
6.000%	01/15/27	510	506,839
6.500%	08/01/29	1,670	1,666,942
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28	600	571,746
5.500%	03/15/29	700	660,198
6.750%	06/25/25	375	375,627
9.375%	07/25/30	275	294,476

SEE NOTES TO FINANCIAL STATEMENTS.

A123

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	1,276	$1,175,971
4.000%	09/15/30	425	376,217
6.625%	01/15/28	75	75,962
6.625%	05/15/29	1,125	1,138,768
7.125%	03/15/26	2,250	2,289,713
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	1,295	1,199,764
5.375%	10/15/25	1,200	1,195,831
5.750%	09/15/31	800	761,547
7.125%	11/15/30	95	96,183
7.875%	12/15/29	100	104,773
PHH Escrow Issuer LLC,
Sr. Unsec’d. Notes, 144A
9.875%	11/01/29	620	622,630
PRA Group, Inc.,
Gtd. Notes, 144A
8.875%	01/31/30(a)	1,045	1,084,252
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.875%	03/01/31	1,100	958,350
4.000%	10/15/33(a)	2,000	1,664,995
UWM Holdings LLC,
Gtd. Notes, 144A
6.625%	02/01/30	795	789,960

			30,920,813

Electric — 4.0%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	1,550	1,486,762
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	2,732	2,576,632
5.000%	02/01/31	2,525	2,375,846
5.125%	03/15/28	4,050	3,927,570
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%
13.000%	06/01/28(x)	294	247,223
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	750	746,854
Gtd. Notes, 144A
3.375%	02/15/29	300	272,079
3.625%	02/15/31	950	829,819
3.875%	02/15/32	1,275	1,109,250
5.250%	06/15/29	625	607,454
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	2,100	2,320,951
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	1,675	1,674,837
8.000%(ff)	10/15/26(oo)	4,050	4,123,709
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	725	775,143

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)	1,200	$1,129,859
5.000%	07/31/27	1,565	1,535,116
5.500%	09/01/26	1,050	1,047,498
5.625%	02/15/27	1,583	1,578,290
6.875%	04/15/32	405	414,562

			28,779,454

Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29(a)	750	696,035
4.750%	06/15/28	225	214,596
EnerSys,
Gtd. Notes, 144A
6.625%	01/15/32	140	140,736
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	390	394,582
6.625%	03/15/32(a)	695	705,017
7.250%	06/15/28	785	798,112

			2,949,078

Engineering & Construction — 0.3%
Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A
10.375%	08/01/30(a)	950	968,053
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	375	342,708
4.125%	02/15/32	525	464,873

			1,775,634

Entertainment — 2.7%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	2,100	1,967,359
Sr. Sec’d. Notes, 144A
6.500%	02/15/32	2,420	2,431,758
7.000%	02/15/30	1,800	1,832,987
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	450	449,345
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	1,000	981,382
Cinemark USA, Inc.,
Gtd. Notes, 144A
7.000%	08/01/32	250	254,996
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29	475	463,719
6.250%	01/15/27	450	451,687
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	1,625	1,567,508

SEE NOTES TO FINANCIAL STATEMENTS.

A124

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
6.750%	02/15/29	400	$387,270
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	1,800	1,697,343
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29(a)	775	692,977
5.625%	01/15/27(a)	1,775	1,747,550
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31	925	646,848
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30	1,325	1,269,846
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	1,020	976,971
6.250%	03/15/33	425	416,826
7.125%	02/15/31	1,115	1,159,947

			19,396,319

Environmental Control — 0.7%
GFL Environmental, Inc.,
Gtd. Notes, 144A
4.000%	08/01/28	175	165,375
4.375%	08/15/29	1,625	1,536,194
4.750%	06/15/29	225	216,567
Sr. Sec’d. Notes, 144A
6.750%	01/15/31	480	492,379
Reworld Holding Corp.,
Gtd. Notes
5.000%	09/01/30	1,525	1,404,168
Gtd. Notes, 144A
4.875%	12/01/29	925	855,463
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A
6.625%	04/01/32	165	167,970

			4,838,116

Foods — 1.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	725	660,695
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27	2,210	2,098,001
Sr. Sec’d. Notes, 144A
8.000%	09/15/28	2,195	2,257,489
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.375%	01/31/32	500	452,345
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	300	258,627
4.250%	04/15/31	650	597,738

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	1,535	$1,414,762
5.500%	12/15/29	325	314,521
6.250%	10/15/34(a)	565	551,922
6.375%	03/01/33	350	343,306
Sr. Sec’d. Notes, 144A
6.250%	02/15/32	240	238,338
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	600	537,482
US Foods, Inc.,
Gtd. Notes, 144A
5.750%	04/15/33	25	24,291

			9,749,517

Forest Products & Paper — 0.1%
Magnera Corp.,
Sr. Sec’d. Notes, 144A
7.250%	11/15/31	600	586,872

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	168	167,237
5.750%	05/20/27	830	770,636
5.875%	08/20/26	493	476,117

			1,413,990

Healthcare-Products — 0.9%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	6,850	6,345,566

Healthcare-Services — 3.7%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	4,525	3,911,632
4.625%	06/01/30	3,750	3,444,688
6.875%	09/01/32	625	629,711
HCA, Inc.,
Gtd. Notes
7.050%	12/01/27	1,750	1,838,052
7.500%	11/06/33	650	719,711
Gtd. Notes, MTN
7.750%	07/15/36	400	446,914
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	2,575	2,253,241
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	1,250	1,195,452
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28	1,675	1,435,810
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	09/01/29	1,060	1,032,438
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	12/01/32	390	375,446

SEE NOTES TO FINANCIAL STATEMENTS.

A125

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	1,925	$1,805,502
4.375%	01/15/30	5,400	5,013,594
Sr. Unsec’d. Notes
6.875%	11/15/31	2,350	2,429,396

			26,531,587

Home Builders — 4.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	900	827,346
4.625%	04/01/30	800	724,989
6.625%	01/15/28	550	549,889
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	1,300	1,280,194
7.250%	10/15/29(a)	3,425	3,469,425
Sr. Unsec’d. Notes, 144A
7.500%	03/15/31	465	469,485
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	2,425	2,200,687
6.250%	09/15/27	625	617,188
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	900	834,750
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	05/01/29	575	605,188
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	350	340,121
5.000%	03/01/28	1,825	1,762,851
KB Home,
Gtd. Notes
4.000%	06/15/31	1,075	949,516
4.800%	11/15/29	1,500	1,414,436
7.250%	07/15/30	250	256,027
Landsea Homes Corp.,
Gtd. Notes, 144A
8.875%	04/01/29	1,535	1,532,291
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	1,050	944,457
4.950%	02/01/28	450	434,327
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	2,525	2,329,312
5.250%	12/15/27	1,000	974,630
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/29	430	449,992
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	1,075	1,025,062
4.750%	04/01/29	1,500	1,407,380

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
8.750%	02/15/29	655	$691,752
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,000	1,002,285
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	2,217	2,119,787
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	425	416,932
5.700%	06/15/28	1,090	1,081,215

			30,711,514

Household Products/Wares — 0.5%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,925	1,753,292
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	06/30/31	180	171,225
Sr. Unsec’d. Notes, 144A
10.750%	06/30/32	1,955	1,789,705

			3,714,222

Housewares — 0.7%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	700	702,424
6.625%	05/15/32(a)	215	216,452
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	1,950	1,700,140
4.375%	02/01/32	1,750	1,525,067
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	1,900	1,178,511

			5,322,594

Insurance — 1.0%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	11/06/30	670	689,262
Sr. Unsec’d. Notes, 144A
6.000%	08/01/29	450	431,426
8.250%	02/01/29	1,635	1,687,727
8.500%	06/15/29	1,925	2,003,326
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	900	844,530
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/29	585	591,292
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	725	701,304

			6,948,867

SEE NOTES TO FINANCIAL STATEMENTS.

A126

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet — 0.7%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	1,325	$1,242,617
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	1,495	1,386,319
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	1,775	1,772,257
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	850	777,329

			5,178,522

Iron/Steel — 0.8%
ATI, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/30	670	689,538
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	863	862,223
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.750%	04/15/30(a)	1,145	1,120,668
6.875%	11/01/29	565	558,743
7.000%	03/15/32	455	446,747
7.375%	05/01/33	1,170	1,150,742
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	1,075	1,125,366

			5,954,027

Leisure Time — 3.8%
Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A
6.750%	02/16/31	1,040	1,051,991
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	5,050	5,025,257
6.000%	05/01/29	125	124,754
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	1,525	1,440,648
Life Time, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	11/15/31	475	470,187
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	05/15/28	1,050	1,094,580
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27(a)	850	850,599
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	1,600	1,593,200
Sr. Sec’d. Notes, 144A
5.875%	02/15/27	125	123,750
8.125%	01/15/29	400	420,500
8.375%	02/01/28	600	627,900

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	2,340	$2,313,588
7.750%	02/15/29	1,050	1,102,500
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	1,325	1,323,662
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	300	297,240
5.500%	04/01/28(a)	1,125	1,117,125
5.625%	09/30/31	2,285	2,247,869
6.000%	02/01/33	520	518,700
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	2,575	2,552,469
9.125%	07/15/31	1,125	1,206,450
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29(a)	850	833,892
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	1,000	970,000

			27,306,861

Lodging — 1.7%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	1,650	1,523,244
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	850	737,867
4.000%	05/01/31	75	67,386
5.875%	04/01/29	480	478,500
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	375	369,644
4.750%	10/15/28(a)	2,000	1,914,148
5.500%	04/15/27	600	595,610
6.125%	09/15/29	450	448,834
6.500%	04/15/32(a)	3,105	3,093,223
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	650	648,918
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/27	450	444,640
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	2,175	2,088,000

			12,410,014

Machinery-Construction & Mining — 0.2%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	600	571,264

SEE NOTES TO FINANCIAL STATEMENTS.

A127

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Construction & Mining (cont’d.)
6.250%	10/15/32	1,035	$1,015,715

			1,586,979

Machinery-Diversified — 0.7%
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31(a)	845	905,069
Sr. Sec’d. Notes, 144A
7.500%	01/01/30(a)	725	753,988
GrafTech Finance, Inc.,
Sec’d. Notes, 144A
4.625%	12/23/29	1,135	917,905
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,780	1,882,510
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	224	218,960

			4,678,432

Media — 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	1,290	1,110,853
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	400	365,250
5.000%	02/01/28	1,480	1,426,776
5.125%	05/01/27	825	810,320
5.375%	06/01/29	25	23,883
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(x)	1,190	839,012
4.125%	12/01/30(x)	575	414,057
5.375%	02/01/28(x)	890	766,576
5.500%	04/15/27(x)	475	424,739
6.500%	02/01/29(x)	400	336,175
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(x)	1,875	974,995
5.000%	11/15/31(x)	310	161,939
5.750%	01/15/30(x)	2,325	1,321,798
7.500%	04/01/28(x)	200	136,766
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(d)(x)	6,605	7,549
Sec’d. Notes, 144A
5.375%	08/15/26(d)(x)	6,440	14,334
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	2,465	1,565,116
7.375%	07/01/28	950	678,002
7.750%	07/01/26	5,950	5,000,675
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,325	1,401,387
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	250	232,032

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26(x)	505	$440,582
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28(x)	2,065	1,359,432
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27(x)	1,095	997,668
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	720	643,088
6.625%	06/01/27	3,100	3,089,942
8.000%	08/15/28	1,080	1,099,743
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.500%	08/15/30	800	687,600
5.500%	05/15/29	700	656,250
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	1,725	1,524,469

			28,511,008

Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	825	768,094

Mining — 1.8%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	550	569,082
Unsec’d. Notes, 144A
11.500%	10/01/31	535	597,731
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	1,655	1,621,106
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27	1,350	1,342,832
8.625%	06/01/31	625	640,431
Sec’d. Notes, 144A
9.375%	03/01/29	480	507,902
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	845	850,955
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	1,225	1,205,094
6.125%	04/01/29	1,270	1,268,413
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27	1,775	1,781,656
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	625	538,742
4.750%	01/30/30	1,650	1,529,845

SEE NOTES TO FINANCIAL STATEMENTS.

A128

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	05/01/30	235	$239,907

			12,693,696

Miscellaneous Manufacturing — 0.4%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	425	420,915
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	1,270	1,194,354
Trinity Industries, Inc.,
Gtd. Notes, 144A
7.750%	07/15/28	1,010	1,047,835

			2,663,104

Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32	215	217,947

Oil & Gas — 5.8%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	10/01/29	410	419,659
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,200	520
Antero Resources Corp.,
Gtd. Notes, 144A
7.625%	02/01/29	128	131,074
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	776	937,386
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	480	477,294
8.250%	12/31/28	2,207	2,252,650
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	2,175	2,176,840
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	800	831,315
8.625%	11/01/30	985	1,031,990
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/01/32	355	360,992
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	1,175	1,098,252
6.750%	03/01/29	825	805,060
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.375%	01/15/33	925	900,085
7.625%	04/01/32	620	616,921
9.250%	02/15/28	880	919,706

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	131	$132,793
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	275	284,529
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	530	492,321
5.375%	03/15/30	885	865,402
Gtd. Notes, 144A
5.875%	02/01/29	275	273,409
6.750%	04/15/29	110	111,154
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	1,450	1,383,366
6.000%	04/15/30	1,040	978,783
6.000%	02/01/31	900	835,719
6.250%	11/01/28	1,310	1,270,335
6.250%	04/15/32	435	400,481
7.250%	02/15/35	1,450	1,364,664
8.375%	11/01/33	160	163,366
Kraken Oil & Gas Partners LLC,
Sr. Unsec’d. Notes, 144A
7.625%	08/15/29	140	134,812
Matador Resources Co.,
Gtd. Notes, 144A
6.500%	04/15/32	860	849,237
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	510	496,271
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.500%	01/15/28	880	811,800
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	250	249,798
8.875%	08/15/31	1,620	1,504,458
9.125%	01/31/30	1,375	1,397,230
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)
10.335%(c)	09/30/29^	162	159,730
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30	1,130	1,141,005
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29(a)	975	904,313
4.625%	05/01/30(a)	2,000	1,830,000
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32	235	232,356
Permian Resources Operating LLC,
Gtd. Notes, 144A
6.250%	02/01/33	345	340,641
7.000%	01/15/32	955	970,918
8.000%	04/15/27	275	280,699

SEE NOTES TO FINANCIAL STATEMENTS.

A129

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	900	$888,651
7.125%	01/15/26	108	107,892
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	475	473,955
Gtd. Notes, 144A
4.750%	02/15/30	219	205,548
SM Energy Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	320	316,811
7.000%	08/01/32	225	221,553
Sunoco LP,
Gtd. Notes, 144A
7.000%	05/01/29	360	369,433
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	375	352,635
4.500%	04/30/30	1,900	1,759,479
5.875%	03/15/28	175	174,252
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	197	196,754
8.250%	05/15/29	1,555	1,522,469
8.500%	05/15/31	650	637,065
Sr. Sec’d. Notes, 144A
8.750%	02/15/30	60	61,136
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	1,125	1,134,304
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30	225	237,230

			41,478,501

Packaging & Containers — 1.7%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27(x)	1,354	191,233
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(x)	400	348,000
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	455	448,276
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.500%	03/01/29	725	661,066
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd.
Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	1,645	1,616,212
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28	670	637,891

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28	525	$468,559
8.625%	10/01/31	590	545,791
9.500%	11/01/28	225	225,380
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	1,455	1,262,297
10.500%	07/15/27	1,140	1,100,835
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	04/15/27(a)	720	733,854
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30	225	199,688
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27	170	169,012
7.250%	05/15/31	350	341,241
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	600	599,632
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	125,468
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	2,070	2,280,738
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	325	297,648

			12,252,821

Pharmaceuticals — 2.3%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	1,025	921,462
5.125%	03/01/30(a)	2,550	2,308,697
6.125%	08/01/28(a)	920	901,659
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	1,050	712,687
5.000%	02/15/29	1,600	952,000
5.250%	01/30/30	750	405,937
5.250%	02/15/31	1,250	653,125
6.250%	02/15/29	1,385	851,775
7.000%	01/15/28	250	175,938
9.000%	12/15/25	500	485,600
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	700	560,000
11.000%	09/30/28	2,525	2,398,750
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29(a)	350	328,125
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	4,750	4,271,144

SEE NOTES TO FINANCIAL STATEMENTS.

A130

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%
12.000%	05/15/29	312	$322,121

			16,249,020

Pipelines — 3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	600	583,655
5.750%	01/15/28	1,825	1,809,677
6.625%	02/01/32	1,445	1,456,155
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	07/15/29	120	122,549
7.250%	07/15/32	675	693,584
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	1,145	1,122,800
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	200	204,515
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	625	629,855
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	790	800,611
7.500%	06/01/27	175	178,496
7.500%	06/01/30	435	463,786
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	400	397,310
7.000%	08/01/27	525	525,149
Gtd. Notes, 144A
8.250%	01/15/32	825	848,774
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/32	175	177,886
8.875%	07/15/28	225	236,089
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
4.800%	05/15/30	495	465,617
6.875%	04/15/40	2,029	1,930,479
7.500%	07/15/38	425	422,674
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,600	1,539,998
6.000%	12/31/30	515	488,121
6.000%	09/01/31	875	825,700
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	395	396,168
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	840	771,854
4.125%	08/15/31	765	686,414
6.250%	01/15/30	275	278,072

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	1,465	$1,532,043
Sr. Sec’d. Notes, 144A
7.000%	01/15/30	445	451,797
9.500%	02/01/29	2,575	2,845,659
9.875%	02/01/32	2,660	2,922,892
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	575	539,394
5.500%	08/15/48	300	259,995

			26,607,768

Real Estate — 1.0%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%(cc)	01/15/28	1,424	1,451,439
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
7.750%	09/01/30	225	237,766
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	1,125	1,038,138
4.375%	02/01/31	2,075	1,867,895
5.375%	08/01/28	895	869,482
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	2,125	2,014,913

			7,479,633

Real Estate Investment Trusts (REITs) — 2.0%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	550	405,002
9.750%	06/15/25	46	46,007
Sr. Unsec’d. Notes
4.750%	02/15/28	2,275	1,952,392
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	1,775	1,126,357
5.000%	10/15/27	250	211,288
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30	785	796,285
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
4.500%	02/15/29	375	353,478
6.500%	04/01/32	980	984,586
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26	300	300,029
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	555	501,116

SEE NOTES TO FINANCIAL STATEMENTS.

A131

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26	425	$410,181
4.375%	01/15/27	75	72,499
6.500%	07/01/30	450	450,440
7.250%	04/01/29(a)	580	594,566
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
4.750%	04/15/28	1,450	1,359,585
10.500%	02/15/28	1,750	1,865,431
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes, 144A
6.500%	02/15/29	450	408,716
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	01/15/28	1,175	1,147,393
4.625%	12/01/29	1,175	1,126,189

			14,111,540

Retail — 5.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	4,315	3,846,467
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29(a)	1,625	1,478,780
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27	500	493,961
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	08/01/30(a)	125	126,776
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30	1,650	1,742,025
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28	696	743,606
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30	2,494	2,746,290
Sr. Sec’d. Notes, 144A, PIK 14.000%
14.000%	06/01/31	2,553	3,061,463
Cougar JV Subsidiary LLC,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/32	240	249,014
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
12.000%	11/30/28	475	530,366
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30	3,925	3,618,967
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	425	393,401
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	1,180	1,035,773

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	1,575	$1,414,821
3.875%	10/01/31	675	582,682
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	1,875	1,723,663
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	1,975	1,844,136
8.250%	08/01/31	185	191,734
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29	875	799,785
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	1,620	1,404,827
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	1,125	989,018
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29	600	565,519
6.375%	11/01/32	490	474,147
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)	2,335	2,339,599
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	275	273,105
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	2,575	2,298,003
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29(a)	1,235	1,117,289
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	720	711,266

			36,796,483

Software — 0.3%
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	1,500	1,398,552
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	1,075	1,063,243

			2,461,795

Telecommunications — 5.6%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	2,125	1,663,280
5.750%	08/15/29	2,025	1,475,719
9.625%	07/15/27	1,950	1,813,500
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.000%	09/15/29(a)	1,225	1,115,595

SEE NOTES TO FINANCIAL STATEMENTS.

A132

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30^	372	$27,772
Sr. Sec’d. Notes, Series 3A14, 144A
0.000%	12/31/30^	4	3,910
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^	481	3,267
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%
10.942%	05/25/27	2,386	2,344,468
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%
10.500%	11/25/28	1,115	1,001,330
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29	5,700	5,665,088
Sec’d. Notes, 144A
6.000%	01/15/30	975	972,715
6.750%	05/01/29	500	502,374
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	1,300	1,275,747
5.875%	10/15/27(a)	1,275	1,270,332
8.750%	05/15/30	250	264,190
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28	925	935,848
7.000%	04/15/32	1,075	1,079,074
8.500%	04/15/31	310	328,399
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	2,305	2,123,389
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	450	359,268
Sec’d. Notes, 144A
3.875%	10/15/30	275	219,154
4.000%	04/15/31	320	253,670
4.500%	04/01/30	1,135	943,639
4.875%	06/15/29	655	569,728
10.000%	10/15/32	200	199,846
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	425	473,474
10.500%	05/15/30	540	587,930
10.750%	12/15/30(a)	1,025	1,148,941
11.000%	11/15/29	3,848	4,331,454
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	10/15/32	225	223,918
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	430	456,175
8.750%	03/15/32	731	873,970
Sprint LLC,
Gtd. Notes
7.625%	03/01/26	500	511,322

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Viasat, Inc.,
Sr. Unsec’d. Notes,144A
5.625%	09/15/25	855	$846,685
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31	750	645,000
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31	1,550	1,600,660
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/29	1,595	1,691,545

			39,802,376

Transportation — 0.6%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)	2,350	2,469,327
RXO, Inc.,
Gtd. Notes, 144A
7.500%	11/15/27	585	602,194
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	125	127,616
7.125%	02/01/32	950	972,701

			4,171,838

TOTAL CORPORATE BONDS (cost $627,436,588)			603,745,399

FLOATING RATE AND OTHER LOANS — 3.9%
Advertising — 0.0%
Terrier Media Buyer, Inc.,
Term Facility, 3 Month SOFR + 3.600%
7.929%(c)	06/18/29	106	95,300

Auto Parts & Equipment — 0.3%
First Brands Group LLC,
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%
13.347%(c)	03/30/28	1,510	1,359,000
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.371%(c)	11/17/28	588	565,790

			1,924,790

Chemicals — 0.4%
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 3 Month SOFR + 4.500%
9.014%(c)	11/15/30	1,166	1,131,202
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%
9.435%(c)	06/28/28	706	678,766
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%
14.647%(c)	12/31/25^	548	548,192

SEE NOTES TO FINANCIAL STATEMENTS.

A133

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Chemicals (cont’d.)
Term Loan, 3 Month SOFR + 10.000%
14.656%(c)	10/12/28	782	$775,689

			3,133,849

Commercial Services — 0.0%
Catawba Nation Gaming Authority,
Term B Loan, 1 Month SOFR + 4.750%
9.125%(c)	02/28/32	225	225,423
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month SOFR + 4.512%
9.026%(c)	09/01/28	100	83,783

			309,206

Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
7.803%(c)	03/01/29	605	604,964
NCR Atleos Corp.,
Term A Loan, 3 Month SOFR + 2.750%
7.335%(c)	09/27/28^	236	237,142

			842,106

Electric — 0.0%
Heritage Power LLC,
Term Loan, 1 Month SOFR + 7.000%
11.357%(c)	07/20/28^	211	210,857

Electronics — 0.1%
Likewize Corp.,
Closing Date Term Loan, 3 Month SOFR + 5.750%
10.350%(c)	08/15/29	497	485,074

Forest Products & Paper — 0.0%
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%
8.764%(c)	10/31/31	250	250,313

Holding Companies-Diversified — 0.0%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
9.085%(c)	12/19/30	337	337,660

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc. (Canada),
2024 Initial Loan, 3 Month SOFR + 4.000%
8.584%(c)	07/08/31	623	586,291

Housewares — 0.1%
SWF Holdings I Corp.,
Term Loan
—%(p)	12/18/29	129	128,893
—%(p)	12/18/29	171	171,857
Tranche A-2, 1 Month SOFR + 4.114%
8.471%(c)	10/06/28^	732	654,905

			955,655

Insurance — 0.3%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%
7.357%(c)	11/06/30	299	299,125

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Insurance (cont’d.)
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%
9.721%(c)	01/20/29	1,040	$1,001,743
New B-08 Term Loan, 1 Month SOFR + 3.364%
7.721%(c)	12/23/26	279	279,199
New B-12 Term Loan, 1 Month SOFR + 4.250%
8.607%(c)	09/19/30	298	297,668

			1,877,735

Internet — 0.1%
Cablevision Lightpath LLC,
Initial Term Loan, 1 Month SOFR + 3.364%
7.762%(c)	11/30/27	383	382,782

Machinery-Diversified — 0.1%
Graftech Global Enterprises Inc,
Delayed Draw Term Loan
—%(p)	12/31/29^	168	168,149
Initial Term Loan
—%(p)	12/31/29^	294	294,260

			462,409

Media — 1.1%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
9.656%(c)	10/31/27	1,710	1,447,405
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.897%(c)	01/18/28	3,293	3,216,371
Diamond Sports Group LLC,
Dip Term Loan
10.000%	01/14/25	937	1,005,195
First Lien Term Loan, 1 Month SOFR + 10.100%
14.712%(c)	05/25/26	34	28,676
Second Lien Term Loan
8.175%	08/24/26	2,226	5,638
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%
7.721%(c)	09/25/26	2,595	2,263,200

			7,966,485

Metal Fabricate/Hardware — 0.3%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%
10.829%(c)	04/23/30^	1,960	1,940,586

Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.250%
9.707%(c)	02/01/27	1,331	1,294,384

Retail — 0.0%
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%
8.221%(c)	03/06/28	231	231,914

Software — 0.2%
athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%
7.607%(c)	02/15/29	336	336,161

SEE NOTES TO FINANCIAL STATEMENTS.

A134

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Software (cont’d.)
Boxer Parent Co., Inc.,
2031 New First Lien Dollar Term Loan, 3 Month SOFR + 3.750%
8.335%(c)	07/30/31	175	$176,312
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
9.721%(c)	07/14/28	1,093	951,603

			1,464,076

Telecommunications — 0.5%
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%
8.857%(c)	09/27/29	1,266	1,123,965
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
11.335%(c)	05/25/27	102	98,742
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
10.917%(c)	04/15/29	592	603,621
Term B-2, 1 Month SOFR + 6.560%
10.917%(c)	04/15/30	368	374,135
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%
9.471%(c)	10/24/29	112	110,272
Second Out Term Loan, 1 Month SOFR + 1.614%
6.000%(c)	10/24/31	393	318,555
Zegona Holdco Ltd.,
Facility B (USD), 6 Month SOFR + 4.250%
9.401%(c)	07/17/29	773	773,062

			3,402,352

TOTAL FLOATING RATE AND OTHER LOANS (cost $28,834,598)			28,153,824

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
5.935%(cc)	10/25/35	4	2,705
Alternative Loan Trust,
Series 2005-43, Class 4A3
4.160%(cc)	10/25/35	1	1,130
Series 2006-HY13, Class 4A1
4.674%(cc)	02/25/37	1	1,042
Series 2006-OA09, Class 2A1A, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
4.695%(c)	07/20/46	2	1,427
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.324%)
4.912%(c)	10/25/46	14	7,319
Banc of America Funding Trust,
Series 2006-B, Class 2A1
4.615%(cc)	03/20/36	2	1,953
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.959%(cc)	09/25/37	5	4,799

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)
4.841%(c)	07/19/46	4	$2,098
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month SOFR + 0.494% (Cap N/A, Floor 0.380%)
4.833%(c)	09/25/46	3	2,327
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	9	4,222
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
4.663%(c)	04/25/46	1	1,105
Residential Accredit Loans Trust,
Series 2006-QA02, Class 3A1
6.446%(cc)	02/25/36	7	5,559
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	2	1,260
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
4.216%(cc)	02/25/37	1	1,166
Series 2007-HY01, Class 4A1
4.367%(cc)	02/25/37	2	1,764

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $48,583)			39,876

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Notes
2.750%	04/30/27	1,854	1,792,586
3.875%	11/30/27(k)	5,000	4,944,141
4.125%	10/31/26	10,800	10,776,797
4.125%	07/31/28(k)	10,000	9,932,031
4.250%	01/31/26	4,250	4,250,498
4.625%	06/30/26	6,000	6,033,047

TOTAL U.S. TREASURY OBLIGATIONS (cost $37,801,777)			37,729,100

		Shares

COMMON STOCKS — 1.4%
Chemicals — 0.4%
Cornerstone Chemical Co.*^		26,744	508,136
TPC Group, Inc.*^		49,934	1,498,020
Venator Materials PLC*^(x)		2,264	633,920

			2,640,076

Electric Utilities — 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^		11,836	355,080
Keycon Power Holdings LLC*^		21,440	2

			355,082

SEE NOTES TO FINANCIAL STATEMENTS.

A135

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Gas Utilities — 0.2%
Ferrellgas Partners LP (Class B Stock)	12,116	$1,519,883

Oil, Gas & Consumable Fuels — 0.3%
Expand Energy Corp	7,184	715,167
Heritage Power LLC*^	28,339	1,473,628
Heritage Power LLC*^	1,246	64,792
Heritage Power LLC*^	32,615	16,308

		2,269,895

Wireless Telecommunication Services — 0.5%
Digicel International Finance Ltd. (Jamaica)*^	264,007	1,584,042
Intelsat Emergence SA (Luxembourg)*	52,851	1,608,652
Xplore, Inc. (Canada)*	24,108	94,970
Xplore, Inc., CVR*^	1,680	—

		3,287,664

TOTAL COMMON STOCKS (cost $8,462,996)		10,072,600

PREFERRED STOCKS — 0.4%
Electronic Equipment, Instruments & Components — 0.4%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,850	2,850,000

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*^	28,035	311,326

TOTAL PREFERRED STOCKS (cost $2,933,610)		3,161,326

TOTAL LONG-TERM INVESTMENTS (cost $709,566,747)		687,044,922

SHORT-TERM INVESTMENTS — 8.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)	19,820,827	19,820,827
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $38,563,581; includes $38,387,473 of cash collateral for securities on loan)(b)(wb)	38,618,173	38,595,002

TOTAL SHORT-TERM INVESTMENTS (cost $58,384,408)		58,415,829

TOTAL INVESTMENTS—104.2% (cost $767,951,155)		745,460,751
Liabilities in excess of other assets(z) — (4.2)%		(29,773,487)

NET ASSETS — 100.0%		$715,687,264

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,544,073 and 1.9% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,739,176; cash collateral of $38,387,473 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%, 6.500%, 06/30/27	11/06/19-12/30/24	$1,293,252	$191,233	0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A, 4.125%, 08/15/26	03/25/24-03/26/24	356,250	348,000	0.1
CSC Holdings LLC,
Gtd. Notes, 144A, 3.375%, 02/15/31	08/03/20-10/29/20	1,173,800	839,012	0.1
CSC Holdings LLC,
Gtd. Notes, 144A, 4.125%, 12/01/30	06/02/20	575,000	414,057	0.1
CSC Holdings LLC,
Gtd. Notes, 144A, 5.375%, 02/01/28	04/19/21-02/04/22	913,900	766,576	0.1
CSC Holdings LLC,
Gtd. Notes, 144A, 5.500%, 04/15/27	11/30/22-06/13/24	413,594	424,739	0.1
CSC Holdings LLC,
Gtd. Notes, 144A, 6.500%, 02/01/29	02/11/22-05/06/22	389,000	336,175	0.0
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A, 4.625%, 12/01/30	08/03/20-10/28/20	1,920,258	974,995	0.1
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A, 5.000%, 11/15/31	09/27/21	297,213	161,939	0.0
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A, 5.750%, 01/15/30	10/13/21-12/05/22	2,032,500	1,321,798	0.2
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A, 7.500%, 04/01/28	02/17/22	197,750	136,766	0.0
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A, 6.625%, 08/15/27(d)	07/18/19-06/03/22	5,052,669	7,549	0.0
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A, 5.375%, 08/15/26(d)	07/18/19-08/30/22	2,812,977	14,334	0.0
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%, 13.000%, 06/01/28	08/28/24-12/01/24	239,089	247,223	0.0
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, 4.500%, 09/15/26	09/11/20-02/03/21	509,500	440,582	0.1
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A, 6.500%, 09/15/28	11/21/22-05/04/23	1,050,125	1,359,432	0.2
Sinclair Television Group, Inc.,
Gtd. Notes, 144A, 5.125%, 02/15/27	05/05/23-06/06/23	898,106	997,668	0.1
Venator Materials PLC*^	06/29/17-10/19/23	3,574,374	633,920	0.1

Total		$23,699,357	$9,615,998	1.3%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at December 31, 2024:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $431,269)^	438	$431,269	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A137

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

Unfunded loan commitment outstanding at December 31, 2024:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation Depreciation	Unrealized
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $195,476)^	198	$195,525	$49	$—

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
133	2 Year U.S. Treasury Notes	Mar. 2025	$27,346,047	$ (17,101)
156	5 Year U.S. Treasury Notes	Mar. 2025	16,583,532	(68,694)
229	10 Year U.S. Treasury Notes	Mar. 2025	24,903,750	(222,089)
27	20 Year U.S. Treasury Bonds	Mar. 2025	3,073,781	(72,903)
18	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	2,140,313	(62,534)

				$(443,321)

Credit default swap agreement outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	31,395	3.117%	$2,551,571	$2,468,434	$(83,137)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A138

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

Total return swap agreements outstanding at December 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.490%	GSI	03/20/25	(8,610)	$214,420	$—	$214,420
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.490%	MSI	03/20/25	(8,180)	228,299	—	228,299

					$442,719	$—	$442,719

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$442,719	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$3,373,233

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$2,617,743	$—
Commercial Mortgage-Backed Security	—	1,525,054	—
Corporate Bonds	—	603,550,720	194,679
Floating Rate and Other Loans	—	24,099,733	4,054,091
Residential Mortgage-Backed Securities	—	39,876	—
U.S. Treasury Obligations	—	37,729,100	—
Common Stocks	715,167	3,223,505	6,133,928
Preferred Stocks	—	—	3,161,326
Short-Term Investments
Affiliated Mutual Funds	58,415,829	—	—

Total	$59,130,996	$672,785,731	$13,544,024

SEE NOTES TO FINANCIAL STATEMENTS.

A139

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

	Level 1	Level 2	Level 3

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Unfunded Loan Commitment	—	—	49
OTC Total Return Swap Agreements	—	442,719	—

Total	$—	$442,719	$49

Liabilities
Futures Contracts	$(443,321)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(83,137)	—

Total	$(443,321)	$(83,137)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments and unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks	Unfunded Corporate Bond Commitment	Unfunded Loan Commitment
Balance as of 12/31/23	$1,278,167	$251,741	$2,902,922	$2,850,819	$—	$—
Realized gain (loss)	(8,734)	1,051	(18,279)	19,554	—	—
Change in unrealized appreciation (depreciation)	948	119,997	(869,202)	142,064	—	49
Purchases/Exchanges/Issuances	186,393	3,748,974	4,118,487	739,820	—	—
Sales/Paydowns	(145,961)	(78,454)	—	(590,931)	—	—
Accrued discount/premium	96	10,782	—	—	—	—
Transfers into Level 3*	—	—	—	—	—	—
Transfers out of Level 3*	(1,116,230)	—	—	—	—	—

Balance as of 12/31/24	$194,679	$4,054,091	$6,133,928	$3,161,326	$—	$49

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$25,863	$118,743	$(869,202)	$142,216	$—	$49

*

It is the Portfolio’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Portfolio.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of December 31, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$34,949	Market	Recovery Value	Recovery Rate	0.68% -100.00%
Corporate Bonds	159,730	Market	Transaction Based	Unadjusted Price	NA
Common Stocks	508,136	Market	Enterprise Value	EBITDA Multiple	12.2x
Common Stocks	16,308	Market	Enterprise Value	Recovery Rate	0.50%
Common Stocks	2	Market	Recovery Value	Recovery Rate	0.00%
Preferred Stocks	311,326	Market	Enterprise Value	Recovery Rate	11.11%
Preferred Stocks	2,850,000	Market	Transaction Based	Unadjusted Price	NA

SEE NOTES TO FINANCIAL STATEMENTS.

A140

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

Level 3 Securities**	Fair Value as of December 31, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Unfunded Corporate Bond Commitment	$—	Market	Transaction Based	Unadjusted Price	NA

$3,880,451

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of December 31, 2024, the aggregate value of these securities and/or derivatives was $9,663,622. The unobservable inputs for these investments were not developed by the Portfolio and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Affiliated Mutual Funds (5.4% represents investments purchased with collateral from securities on loan)	8.2%
Telecommunications	6.1
Oil & Gas	5.8
U.S. Treasury Obligations	5.3
Retail	5.1
Media	5.1
Commercial Services	4.5
Diversified Financial Services	4.3
Home Builders	4.3
Electric	4.0
Leisure Time	3.8
Pipelines	3.7
Healthcare-Services	3.7
Entertainment	2.7
Pharmaceuticals	2.5
Chemicals	2.2
Real Estate Investment Trusts (REITs)	2.0
Aerospace & Defense	2.0
Building Materials	1.8
Mining	1.8
Lodging	1.7
Packaging & Containers	1.7
Auto Parts & Equipment	1.7
Foods	1.4
Computers	1.3
Insurance	1.3
Airlines	1.1
Real Estate	1.0
Banks	1.0
Healthcare-Products	0.9
Housewares	0.8
Iron/Steel	0.8
Internet	0.8
Machinery-Diversified	0.8

Environmental Control	0.7%
Distribution/Wholesale	0.7
Auto Manufacturers	0.6
Household Products/Wares	0.6
Transportation	0.6
Software	0.5
Apparel	0.5
Wireless Telecommunication Services	0.5
Advertising	0.4
Electrical Components & Equipment	0.4
Electronic Equipment, Instruments & Components	0.4
Metal Fabricate/Hardware	0.4
Miscellaneous Manufacturing	0.4
Collateralized Loan Obligations	0.4
Oil, Gas & Consumable Fuels	0.3
Engineering & Construction	0.3
Machinery-Construction & Mining	0.2
Commercial Mortgage-Backed Security	0.2
Gas Utilities	0.2
Gas	0.2
Coal	0.2
Forest Products & Paper	0.1
Cosmetics/Personal Care	0.1
Electronics	0.1
Electric Utilities	0.0	*
Holding Companies-Diversified	0.0	*
Office/Business Equipment	0.0	*
Residential Mortgage-Backed Securities	0.0	*

	104.2
Liabilities in excess of other assets	(4.2)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A141

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Due from/to broker-variation margin swaps	$83,137	*
Interest rate contracts	—	—	Due from/to broker-variation margin futures	443,321	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	442,719	—	—

		$442,719		$526,458

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$1,481,661
Interest rate contracts	(410,558)	(226,377)

Total	$(410,558)	$1,255,284

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(571,530)
Interest rate contracts	(1,864,841)	1,002,421

Total	$(1,864,841)	$430,891

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$63,836,745
Credit Default Swap Agreements - Buy Protection (1)	1,946,000
Credit Default Swap Agreements - Sell Protection (1)	18,288,420
Total Return Swap Agreements (1)	17,414,600

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$37,739,176	$(37,739,176)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A142

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
GSI	$214,420	$—	$214,420	$(214,420)	$—
MSI	228,299	—	228,299	—	228,299

	$442,719	$—	$442,719	$(214,420)	$228,299

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $37,739,176:
Unaffiliated investments (cost $709,566,747)	$687,044,922
Affiliated investments (cost $58,384,408)	58,415,829
Cash	24,513
Dividends and interest receivable	12,273,427
Unrealized appreciation on OTC swap agreements	442,719
Receivable for Portfolio shares sold	104,092
Due from broker-variation margin swaps	19,285
Receivable for investments sold	8,494
Tax reclaim receivable	305
Unrealized appreciation on unfunded loan commitment	49
Prepaid expenses and other assets	51,095

Total Assets	758,384,730

LIABILITIES
Payable to broker for collateral for securities on loan	38,387,473
Payable for investments purchased	3,472,024
Accrued expenses and other liabilities	451,655
Management fee payable	282,128
Due to broker-variation margin futures	81,422
Payable for Portfolio shares purchased	17,546
Distribution fee payable	3,122
Affiliated transfer agent fee payable	1,190
Trustees’ fees payable	601
Payable to affiliate	305

Total Liabilities	42,697,466

NET ASSETS	$715,687,264

Net assets were comprised of:
Partners’ Equity	$715,687,264

Class I:
Net asset value and redemption price per share, $700,827,039 / 97,519,013 outstanding shares of beneficial interest	$7.19

Class III:
Net asset value and redemption price per share, $14,860,225 / 2,086,425 outstanding shares of beneficial interest	$7.12

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $8,268 foreign withholding tax)	$39,036,145
Affiliated dividend income	692,855
Unaffiliated dividend income	559,949
Income from securities lending, net (including affiliated income of $176,773)	179,004

Total income	40,467,953

EXPENSES
Management fee	3,022,072
Distribution fee—Class III	32,700
Custodian and accounting fees	81,244
Audit fee	72,595
Shareholders’ reports	63,889
Professional fees	37,440
Trustees’ fees	17,061
Transfer agent’s fees and expenses (including affiliated expense of $7,143)	11,942
Miscellaneous	48,997

Total expenses	3,387,940
Less: Fee waivers and/or expense reimbursement	(223,274)

Net expenses	3,164,666

NET INVESTMENT INCOME (LOSS)	37,303,287

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $4,274)	(11,818,864)
Futures transactions	(410,558)
Swap agreements transactions	1,255,284

(10,974,138)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(27,545))	18,030,976
Futures	(1,864,841)
Swap agreements	430,891
Unfunded loan commitments	49

16,597,075

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	5,622,937

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,926,224

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$37,303,287	$33,071,285
Net realized gain (loss) on investment transactions	(10,974,138)	(10,854,706)
Net change in unrealized appreciation (depreciation) on investments	16,597,075	33,787,724

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,926,224	56,004,303

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	183,149,374	28,046,086
Portfolio shares purchased	(36,125,009)	(43,285,647)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	147,024,365	(15,239,561)

TOTAL INCREASE (DECREASE)	189,950,589	40,764,742
NET ASSETS:
Beginning of year	525,736,675	484,971,933

End of year	$715,687,264	$525,736,675

SEE NOTES TO FINANCIAL STATEMENTS.

A144

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$6.62	$5.92	$6.67	$6.18	$5.77

Income (Loss) From Investment Operations:
Net investment income (loss)	0.47	0.41	0.36	0.33	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10	0.29	(1.11)	0.16	0.06

Total from investment operations	0.57	0.70	(0.75)	0.49	0.41

Net Asset Value, end of year	$7.19	$6.62	$5.92	$6.67	$6.18

Total Return(b)	8.61%	11.82%	(11.24)%	7.93%	7.11%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$701	$513	$476	$562	$529
Average net assets (in millions)	$536	$486	$502	$550	$497
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.57%	0.57%	0.57%	0.57%	0.57%
Expenses before waivers and/or expense reimbursement	0.61%	0.61%	0.60%	0.59%	0.61%
Net investment income (loss)	6.80%	6.66%	5.93%	5.11%	6.16%
Portfolio turnover rate(d)	37%	26%	33%	48%	61%

Class III
	Year Ended December 31,			April 26, 2021(e) through December 31,
	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$6.58	$5.90	$6.66	$6.41

Income (Loss) From Investment Operations:
Net investment income (loss)	0.45	0.39	0.35	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.09	0.29	(1.11)	0.03

Total from investment operations	0.54	0.68	(0.76)	0.25

Net Asset Value, end of period	$7.12	$6.58	$5.90	$6.66

Total Return(b)	8.21%	11.53%	(11.41)%	3.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15	$12	$9	$6
Average net assets (in millions)	$13	$11	$8	$2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.82%	0.82%	0.82%	0.80	%(f)
Expenses before waivers and/or expense reimbursement	0.86%	0.86%	0.85%	0.82	%(f)
Net investment income (loss)	6.53%	6.41%	5.76%	4.72	%(f)
Portfolio turnover rate(d)	37%	26%	33%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(e)	Commencement of offering.
(f)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A145

PSF PGIM JENNISON BLEND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of December 31, 2024

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace & Defense — 2.6%
General Electric Co.	551,314	$91,953,662
RTX Corp.	746,838	86,424,093

		178,377,755

Automobiles — 1.6%
Tesla, Inc.*	267,340	107,962,586

Banks — 6.9%
Bank of America Corp.	1,604,413	70,513,951
East West Bancorp, Inc.	299,882	28,716,700
JPMorgan Chase & Co.	498,573	119,512,934
NU Holdings Ltd. (Brazil) (Class A Stock)*	6,027,649	62,446,444
Pinnacle Financial Partners, Inc.(a)	159,484	18,243,375
PNC Financial Services Group, Inc. (The)	675,478	130,265,932
Truist Financial Corp.	773,536	33,555,992

		463,255,328

Biotechnology — 0.8%
AbbVie, Inc.	96,368	17,124,593
Natera, Inc.*	228,793	36,217,932

		53,342,525

Broadline Retail — 4.2%
Amazon.com, Inc.*	1,298,049	284,778,970

Capital Markets — 2.1%
Blackstone, Inc.	387,023	66,730,506
Goldman Sachs Group, Inc. (The)	99,533	56,994,586
Houlihan Lokey, Inc.	104,007	18,061,856

		141,786,948

Commercial Services & Supplies — 0.6%
Republic Services, Inc.	107,269	21,580,377
Tetra Tech, Inc.	441,837	17,602,786

		39,183,163

Communications Equipment — 1.5%
Cisco Systems, Inc.	1,659,700	98,254,240

Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	119,811	50,807,053

Consumer Finance — 0.3%
Ally Financial, Inc.	515,611	18,567,152

Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	20,165	18,476,585
Walmart, Inc.	1,691,546	152,831,181

		171,307,766

Containers & Packaging — 0.5%
Crown Holdings, Inc.	416,787	34,464,117

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	2,617,545	59,601,500
Verizon Communications, Inc.	519,447	20,772,685

		80,374,185

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities — 0.8%
NextEra Energy, Inc.	726,692	$52,096,549

Electrical Equipment — 0.7%
AMETEK, Inc.	92,241	16,627,362
Generac Holdings, Inc.*(a)	218,594	33,893,000

		50,520,362

Energy Equipment & Services — 0.4%
TechnipFMC PLC (United Kingdom)	856,173	24,777,647

Entertainment — 2.7%
Netflix, Inc.*	141,525	126,144,063
Walt Disney Co. (The)	526,207	58,593,149

		184,737,212

Financial Services — 1.2%
Apollo Global Management, Inc.	263,548	43,527,588
Mastercard, Inc. (Class A Stock)	37,895	19,954,370
Shift4 Payments, Inc. (Class A Stock)*(a)	168,199	17,455,692

		80,937,650

Food Products — 0.5%
Freshpet, Inc.*	210,012	31,104,877

Ground Transportation — 2.4%
Uber Technologies, Inc.*	1,225,179	73,902,797
Union Pacific Corp.	372,302	84,899,748

		158,802,545

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	362,483	41,000,452
Boston Scientific Corp.*	518,500	46,312,420
GE HealthCare Technologies, Inc.	921,229	72,021,683
Intuitive Surgical, Inc.*	37,336	19,487,899

		178,822,454

Health Care Providers & Services — 0.9%
Cigna Group (The)	152,489	42,108,312
Encompass Health Corp.	189,005	17,454,612

		59,562,924

Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc. (Class A Stock)*	280,102	36,808,204
Marriott International, Inc. (Class A Stock)	74,871	20,884,517
Texas Roadhouse, Inc.	183,828	33,168,086

		90,860,807

Household Durables — 1.2%
Lennar Corp. (Class A Stock)	118,133	16,109,797
Toll Brothers, Inc.	490,433	61,770,037

		77,879,834

Household Products — 0.7%
Procter & Gamble Co. (The)	277,162	46,466,209

Independent Power & Renewable Electricity Producers — 0.6%
Vistra Corp.	293,453	40,458,365

Industrial Conglomerates — 0.6%
3M Co.	333,834	43,094,631

SEE NOTES TO FINANCIAL STATEMENTS.

A146

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Industrial REITs — 0.6%
Prologis, Inc.	394,155	$41,662,183

Insurance — 6.5%
Axis Capital Holdings Ltd.	253,635	22,477,134
Chubb Ltd.	418,299	115,576,014
Markel Group, Inc.*	20,802	35,909,036
Marsh & McLennan Cos., Inc.	169,434	35,989,476
MetLife, Inc.	1,342,200	109,899,336
Progressive Corp. (The)	349,708	83,793,534
RenaissanceRe Holdings Ltd. (Bermuda)(a)	144,132	35,861,483

		439,506,013

Interactive Media & Services — 7.2%
Alphabet, Inc. (Class A Stock)	1,478,496	279,879,293
Meta Platforms, Inc. (Class A Stock)	355,101	207,915,186

		487,794,479

IT Services — 1.1%
International Business Machines Corp.(a)	334,487	73,530,277

Leisure Products — 0.2%
Hasbro, Inc.(a)	291,683	16,307,997

Machinery — 3.2%
Allison Transmission Holdings, Inc.	156,046	16,862,331
Caterpillar, Inc.(a)	145,714	52,859,211
Otis Worldwide Corp.(a)	390,125	36,129,476
Parker-Hannifin Corp.	171,165	108,866,075

		214,717,093

Marine Transportation — 0.3%
Kirby Corp.*	203,048	21,482,478

Multi-Utilities — 1.6%
NiSource, Inc.	1,000,513	36,778,858
Public Service Enterprise Group, Inc.	865,253	73,105,226

		109,884,084

Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc.	221,852	47,669,339
Exxon Mobil Corp.	156,677	16,853,745
Permian Resources Corp.	2,547,195	36,628,664
Shell PLC, ADR	939,973	58,889,309
Williams Cos., Inc. (The)	641,168	34,700,012

		194,741,069

Personal Care Products — 1.5%
Unilever PLC (United Kingdom), ADR(a)	1,729,808	98,080,114

Pharmaceuticals — 2.6%
AstraZeneca PLC (United Kingdom), ADR	1,547,568	101,396,655
Eli Lilly & Co.	55,232	42,639,104
Novo Nordisk A/S (Denmark), ADR(a)	331,302	28,498,598

		172,534,357

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	296,378	38,911,468

	Shares	Value

COMMON STOCKS (continued)
Residential REITs — 0.3%
AvalonBay Communities, Inc.(a)	93,339	$20,531,780

Semiconductors & Semiconductor Equipment — 9.6%
Applied Materials, Inc.(a)	102,528	16,674,129
Broadcom, Inc.	710,449	164,710,496
Lam Research Corp.	382,912	27,657,734
NVIDIA Corp.	3,030,102	406,912,397
Universal Display Corp.	189,590	27,718,058

		643,672,814

Software — 9.0%
Microsoft Corp.	918,113	386,984,629
Oracle Corp.	632,126	105,337,477
Salesforce, Inc.	332,260	111,084,486

		603,406,592

Specialized REITs — 0.4%
Gaming & Leisure Properties, Inc.	546,875	26,337,500

Specialty Retail — 1.5%
Lowe’s Cos., Inc.	66,745	16,472,666
TJX Cos., Inc. (The)	689,960	83,354,068

		99,826,734

Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	1,794,624	449,409,742
Dell Technologies, Inc. (Class C Stock)	534,745	61,624,014

		511,033,756

Textiles, Apparel & Luxury Goods — 0.6%
Ralph Lauren Corp.	169,121	39,063,569

TOTAL LONG-TERM INVESTMENTS (cost $4,235,468,536)		6,695,608,211

SHORT-TERM INVESTMENTS — 3.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)	37,074,843	37,074,843
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $226,365,649; includes $225,899,044 of cash collateral for securities on loan)(b)(wb)	226,529,522	226,393,605

TOTAL SHORT-TERM INVESTMENTS (cost $263,440,492)		263,468,448

TOTAL INVESTMENTS—103.4% (cost $4,498,909,028)		6,959,076,659
Liabilities in excess of other assets — (3.4)%		(226,742,941)

NET ASSETS — 100.0%		$6,732,333,718

SEE NOTES TO FINANCIAL STATEMENTS.

A147

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $220,419,476; cash collateral of $225,899,044 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$178,377,755	$—	$—
Automobiles	107,962,586	—	—
Banks	463,255,328	—	—
Biotechnology	53,342,525	—	—
Broadline Retail	284,778,970	—	—
Capital Markets	141,786,948	—	—
Commercial Services & Supplies	39,183,163	—	—
Communications Equipment	98,254,240	—	—
Construction & Engineering	50,807,053	—	—
Consumer Finance	18,567,152	—	—
Consumer Staples Distribution & Retail	171,307,766	—	—
Containers & Packaging	34,464,117	—	—
Diversified Telecommunication Services	80,374,185	—	—
Electric Utilities	52,096,549	—	—
Electrical Equipment	50,520,362	—	—
Energy Equipment & Services	24,777,647	—	—
Entertainment	184,737,212	—	—
Financial Services	80,937,650	—	—
Food Products	31,104,877	—	—
Ground Transportation	158,802,545	—	—
Health Care Equipment & Supplies	178,822,454	—	—
Health Care Providers & Services	59,562,924	—	—
Hotels, Restaurants & Leisure	90,860,807	—	—
Household Durables	77,879,834	—	—
Household Products	46,466,209	—	—
Independent Power & Renewable Electricity Producers	40,458,365	—	—
Industrial Conglomerates	43,094,631	—	—
Industrial REITs	41,662,183	—	—
Insurance	439,506,013	—	—
Interactive Media & Services	487,794,479	—	—
IT Services	73,530,277	—	—
Leisure Products	16,307,997	—	—
Machinery	214,717,093	—	—
Marine Transportation	21,482,478	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A148

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Multi-Utilities	$ 109,884,084	$—	$—
Oil, Gas & Consumable Fuels	194,741,069	—	—
Personal Care Products	98,080,114	—	—
Pharmaceuticals	172,534,357	—	—
Real Estate Management & Development	38,911,468	—	—
Residential REITs	20,531,780	—	—
Semiconductors & Semiconductor Equipment	643,672,814	—	—
Software	603,406,592	—	—
Specialized REITs	26,337,500	—	—
Specialty Retail	99,826,734	—	—
Technology Hardware, Storage & Peripherals	511,033,756	—	—
Textiles, Apparel & Luxury Goods	39,063,569	—	—
Short-Term Investments
Affiliated Mutual Funds	263,468,448	—	—

Total	$6,959,076,659	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Semiconductors & Semiconductor Equipment	9.6%
Software	9.0
Technology Hardware, Storage & Peripherals	7.6
Interactive Media & Services	7.2
Banks	6.9
Insurance	6.5
Broadline Retail	4.2
Affiliated Mutual Funds (3.4% represents investments purchased with collateral from securities on loan)	3.9
Machinery	3.2
Oil, Gas & Consumable Fuels	2.9
Entertainment	2.7
Health Care Equipment & Supplies	2.7
Aerospace & Defense	2.6
Pharmaceuticals	2.6
Consumer Staples Distribution & Retail	2.5
Ground Transportation	2.4
Capital Markets	2.1
Multi-Utilities	1.6
Automobiles	1.6
Specialty Retail	1.5
Communications Equipment	1.5
Personal Care Products	1.5
Hotels, Restaurants & Leisure	1.3
Financial Services	1.2
Diversified Telecommunication Services	1.2
Household Durables	1.2

IT Services	1.1%
Health Care Providers & Services	0.9
Biotechnology	0.8
Electric Utilities	0.8
Construction & Engineering	0.7
Electrical Equipment	0.7
Household Products	0.7
Industrial Conglomerates	0.6
Industrial REITs	0.6
Independent Power & Renewable Electricity Producers	0.6
Commercial Services & Supplies	0.6
Textiles, Apparel & Luxury Goods	0.6
Real Estate Management & Development	0.6
Containers & Packaging	0.5
Food Products	0.5
Specialized REITs	0.4
Energy Equipment & Services	0.4
Marine Transportation	0.3
Residential REITs	0.3
Consumer Finance	0.3
Leisure Products	0.2

103.4
Liabilities in excess of other assets	(3.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A149

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$220,419,476	$(220,419,476)	$—
(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A150

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $220,419,476:
Unaffiliated investments (cost $4,235,468,536)	$6,695,608,211
Affiliated investments (cost $263,440,492)	263,468,448
Foreign currency, at value (cost $434)	406
Dividends receivable	1,855,769
Tax reclaim receivable	1,248,535
Receivable for Portfolio shares sold	3,081
Prepaid expenses and other assets	665,067

Total Assets	6,962,849,517

LIABILITIES
Payable to broker for collateral for securities on loan	225,899,044
Management fee payable	2,625,030
Payable for Portfolio shares purchased	1,105,250
Accrued expenses and other liabilities	690,108
Payable to affiliate	175,292
Distribution fee payable	10,151
Administration fee payable	5,714
Trustees’ fees payable	4,020
Affiliated transfer agent fee payable	1,190

Total Liabilities	230,515,799

NET ASSETS	$6,732,333,718

Net assets were comprised of:
Partners’ Equity	$6,732,333,718

Class I:
Net asset value and redemption price per share, $6,684,143,717 / 54,353,072 outstanding shares of beneficial interest	$122.98

Class II:
Net asset value and redemption price per share, $44,565,176 / 376,183 outstanding shares of beneficial interest	$118.47

Class III:
Net asset value and redemption price per share, $3,624,825 / 29,749 outstanding shares of beneficial interest	$121.85

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $174,404 foreign withholding tax)	$76,195,110
Affiliated dividend income	2,131,160
Affiliated income from securities lending, net	198,630

Total income	78,524,900

EXPENSES
Management fee	28,609,163
Distribution fee—Class II	108,151
Distribution fee—Class III	8,568
Administration fee—Class II	64,891
Custodian and accounting fees	335,930
Shareholders’ reports	183,288
Professional fees	134,385
Trustees’ fees	111,020
Audit fee	34,858
Transfer agent’s fees and expenses (including affiliated expense of $7,143)	11,943
Miscellaneous	119,574

Total expenses	29,721,771

NET INVESTMENT INCOME (LOSS)	48,803,129

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $143,250)	968,609,938
Foreign currency transactions	(125,835)

968,484,103

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(164,455))	432,521,124
Foreign currencies	(7,848)

432,513,276

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,400,997,379

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,449,800,508

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$48,803,129	$45,295,597
Net realized gain (loss) on investment and foreign currency transactions	968,484,103	878,613,699
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	432,513,276	489,318,305

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,449,800,508	1,413,227,601

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	101,159,472	15,963,040
Net asset value of shares issued in merger	—	124,013,410
Portfolio shares purchased	(505,102,237)	(352,109,688)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(403,942,765)	(212,133,238)

TOTAL INCREASE (DECREASE)	1,045,857,743	1,201,094,363
NET ASSETS:
Beginning of year	5,686,475,975	4,485,381,612

End of year	$6,732,333,718	$5,686,475,975

SEE NOTES TO FINANCIAL STATEMENTS.

A151

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$97.36	$73.47	$98.09	$81.50	$63.18

Income (Loss) From Investment Operations:
Net investment income (loss)	0.87	0.77	0.76	0.40	0.53
Net realized and unrealized gain (loss) on investment and foreign currency transactions	24.75	23.12	(25.38)	16.19	17.79

Total from investment operations	25.62	23.89	(24.62)	16.59	18.32

Net Asset Value, end of year	$122.98	$97.36	$73.47	$98.09	$81.50

Total Return(c)	26.32%	32.52%	(25.10)%	20.36%	29.00%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$6,684.1	$5,644.6	$4,482.9	$6,379.2	$5,672.4
Average net assets (in millions)	$6,310.9	$5,012.2	$5,044.7	$6,084.1	$4,776.8
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.46%	0.46%	0.46%	0.46%	0.47%
Expenses before waivers and/or expense reimbursement	0.46%	0.46%	0.46%	0.46%	0.47%
Net investment income (loss)	0.77%	0.90%	0.95%	0.45%	0.80%
Portfolio turnover rate(e)	102%	77%	22%	29%	62%

Class II
	Year Ended December 31,
	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$94.17	$71.35		$95.64	$79.78	$62.09

Income (Loss) From Investment Operations:
Net investment income (loss)	0.40	(0.01	)(b)	0.43	0.04	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	23.90	22.83		(24.72)	15.82	17.43

Total from investment operations	24.30	22.82		(24.29)	15.86	17.69

Net Asset Value, end of year	$118.47	$94.17		$71.35	$95.64	$79.78

Total Return(c)	25.80%	31.98%		(25.40)%	19.88%	28.49%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$44.6	$39.1		$1.6	$2.3	$2.0
Average net assets (in millions)	$43.3	$4.1		$1.8	$2.2	$1.7
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.86%	0.85%		0.86%	0.86%	0.87%
Expenses before waivers and/or expense reimbursement	0.86%	0.85%		0.86%	0.86%	0.87%
Net investment income (loss)	0.37%	(0.01)%		0.55%	0.04%	0.40%
Portfolio turnover rate(e)	102%	77%		22%	29%	62%

SEE NOTES TO FINANCIAL STATEMENTS.

A152

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class III
	Year Ended December 31,			April 26, 2021(f) through December 31,
	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$96.71	$73.16	$97.92	$87.74

Income (Loss) From Investment Operations:
Net investment income (loss)	0.59	0.52	0.58	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	24.55	23.03	(25.34)	10.06

Total from investment operations	25.14	23.55	(24.76)	10.18

Net Asset Value, end of period	$121.85	$96.71	$73.16	$97.92

Total Return(c)	26.00%	32.19%	(25.29)%	11.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.6	$2.7	$0.9	$0.6
Average net assets (in millions)	$3.4	$1.4	$0.8	$0.2
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.71%	0.71%	0.71%	0.70	%(g)
Expenses before waivers and/or expense reimbursement	0.71%	0.71%	0.71%	0.70	%(g)
Net investment income (loss)	0.52%	0.61%	0.74%	0.18	%(g)
Portfolio turnover rate(e)	102%	77%	22%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A153

PSF PGIM JENNISON GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace & Defense — 2.5%
Boeing Co. (The)*	349,316	$61,828,932
General Electric Co.	202,102	33,708,592

		95,537,524

Automobiles — 3.2%
Tesla, Inc.*	300,115	121,198,442

Biotechnology — 1.4%
Vertex Pharmaceuticals, Inc.*	131,136	52,808,467
Broadline Retail — 9.4%
Amazon.com, Inc.*	1,493,521	327,663,572
MercadoLibre, Inc. (Brazil)*	18,433	31,344,211

		359,007,783

Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The)	31,583	18,085,058
Moody’s Corp.	75,612	35,792,452

		53,877,510

Consumer Staples Distribution & Retail — 3.8%
Costco Wholesale Corp.	82,396	75,496,983

Walmart, Inc.	776,461	70,153,251

		145,650,234

Electrical Equipment — 1.7%
Eaton Corp. PLC	108,635	36,052,697
Vertiv Holdings Co. (Class A Stock)	266,737	30,303,991

		66,356,688
Entertainment — 6.4%
Netflix, Inc.*	171,248	152,636,767
Spotify Technology SA*	57,100	25,545,398
Walt Disney Co. (The)	583,871	65,014,036

		243,196,201

Financial Services — 4.4%
Mastercard, Inc. (Class A Stock)	186,975	98,455,426
Visa, Inc. (Class A Stock)	220,191	69,589,163

		168,044,589

Ground Transportation — 1.2%
Uber Technologies, Inc.*	738,229	44,529,973

Health Care Equipment & Supplies — 2.1%
Dexcom, Inc.*	286,740	22,299,770
Edwards Lifesciences Corp.*	260,800	19,307,024

Intuitive Surgical, Inc.*	77,052	40,218,062

		81,824,856
Hotels, Restaurants & Leisure —2.9%
Airbnb, Inc. (Class A Stock)*	291,508	38,307,066
Flutter Entertainment PLC (United Kingdom)*	43,074	11,132,475

Hilton Worldwide Holdings, Inc.	153,609	37,966,001
Marriott International, Inc. (Class A Stock)	81,233	22,659,133

		110,064,675

	Shares	Value
COMMON STOCKS (continued)
Insurance — 1.1%
Progressive Corp. (The)	168,407	$40,352,001

Interactive Media & Services — 9.4%
Alphabet, Inc. (Class A Stock)	403,705	76,421,357
Alphabet, Inc. (Class C Stock)	400,462	76,263,983
Meta Platforms, Inc. (Class A Stock)	350,522	205,234,136

		357,919,476

IT Services — 0.8%

Snowflake, Inc. (Class A Stock)*	193,514	29,880,497

Media — 1.1%
Trade Desk, Inc. (The) (Class A Stock)*.	351,413	41,301,570

Pharmaceuticals — 4.5%
AstraZeneca PLC (United Kingdom), ADR	351,576	23,035,260
Eli Lilly & Co.	124,917	96,435,924
Novo Nordisk A/S (Denmark), ADR	600,407	51,647,010

		171,118,194

Semiconductors & Semiconductor Equipment — 16.2%
Advanced Micro Devices, Inc.*	295,965	35,749,612
Analog Devices, Inc.	89,762	19,070,835
Broadcom, Inc.	912,914	211,649,982
NVIDIA Corp.	2,613,293	350,939,117

		617,409,546

Software — 15.6%
Adobe, Inc.*	61,414	27,309,578
AppLovin Corp. (Class A Stock)*	49,511	16,033,147
Cadence Design Systems, Inc.*	195,158	58,637,173
Crowdstrike Holdings, Inc. (Class A Stock)*	148,791	50,910,329
Datadog, Inc. (Class A Stock)*	234,552	33,515,135
Microsoft Corp.	644,133	271,502,060
Palo Alto Networks, Inc.*(a)	136,190	24,781,132
Salesforce, Inc.	142,468	47,631,326
ServiceNow, Inc.*	61,220	64,900,546

		595,220,426

Specialty Retail — 2.9%
Home Depot, Inc. (The)	66,190	25,747,248
Industria de Diseno Textil SA (Spain)	312,989	16,032,537
O’Reilly Automotive, Inc.*	36,096	42,802,637
TJX Cos., Inc. (The)	217,936	26,328,848

		110,911,270

Technology Hardware, Storage & Peripherals — 5.9%

Apple, Inc.	889,817	222,827,973

Textiles, Apparel & Luxury Goods — 0.8%

adidas AG (Germany)	124,569	30,639,544

TOTAL LONG-TERM INVESTMENTS (cost $1,511,770,205)		3,759,677,439

SEE NOTES TO FINANCIAL STATEMENTS.

A154

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 2.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)	50,056,889	$50,056,889
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $24,284,011; includes $24,201,520 of cash collateral for securities on loan)(b)(wb)	24,298,590	24,284,011

TOTAL SHORT-TERM INVESTMENTS (cost $74,340,900)		74,340,900

TOTAL INVESTMENTS—100.7% (cost $1,586,111,105)		3,834,018,339
Liabilities in excess of other assets — (0.7)%		(26,409,182)

NET ASSETS — 100.0%		$3,807,609,157

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,436,448; cash collateral of $24,201,520 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$95,537,524	$—	$—
Automobiles	121,198,442	—	—
Biotechnology	52,808,467	—	—
Broadline Retail	359,007,783	—	—
Capital Markets	53,877,510	—	—
Consumer Staples Distribution & Retail	145,650,234	—	—
Electrical Equipment	66,356,688	—	—
Entertainment	243,196,201	—	—
Financial Services	168,044,589	—	—
Ground Transportation	44,529,973	—	—
Health Care Equipment & Supplies	81,824,856	—	—
Hotels, Restaurants & Leisure	110,064,675	—	—
Insurance	40,352,001	—	—
Interactive Media & Services	357,919,476	—	—
IT Services	29,880,497	—	—
Media	41,301,570	—	—
Pharmaceuticals	171,118,194	—	—
Semiconductors & Semiconductor Equipment	617,409,546	—	—
Software	595,220,426	—	—
Specialty Retail	94,878,733	16,032,537	—
Technology Hardware, Storage & Peripherals	222,827,973	—	—
Textiles, Apparel & Luxury Goods	—	30,639,544	—

SEE NOTES TO FINANCIAL STATEMENTS.

A155

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$74,340,900	$—	$—

Total	$3,787,346,258	$46,672,081	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Semiconductors & Semiconductor Equipment	16.2%
Software	15.6
Broadline Retail	9.4
Interactive Media & Services	9.4
Entertainment	6.4
Technology Hardware, Storage & Peripherals	5.9
Pharmaceuticals	4.5
Financial Services	4.4
Consumer Staples Distribution & Retail	3.8
Automobiles	3.2
Specialty Retail	2.9
Hotels, Restaurants & Leisure	2.9
Aerospace & Defense	2.5
Health Care Equipment & Supplies	2.1
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	2.0

Electrical Equipment	1.7%
Capital Markets	1.4
Biotechnology	1.4
Ground Transportation	1.2
Media	1.1
Insurance	1.1
Textiles, Apparel & Luxury Goods	0.8
IT Services	0.8

100.7
Liabilities in excess of other assets	(0.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$23,436,448	$(23,436,448)	$—

(1) Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A156

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $23,436,448:
Unaffiliated investments (cost $1,511,770,205)	$3,759,677,439
Affiliated investments (cost $74,340,900)	74,340,900
Dividends receivable	566,490
Tax reclaim receivable	275,586
Receivable for Portfolio shares sold	11,645
Prepaid expenses	36,960

Total Assets	3,834,909,020

LIABILITIES
Payable to broker for collateral for securities on loan	24,201,520
Management fee payable	1,986,910
Payable for Portfolio shares purchased	771,341
Accrued expenses and other liabilities	239,086
Payable to affiliate	88,062
Distribution fee payable	6,405
Trustees’ fees payable	2,360
Administration fee payable	1,861
Affiliated transfer agent fee payable	1,190
Payable to custodian	1,128

Total Liabilities	27,299,863

NET ASSETS	$3,807,609,157

Net assets were comprised of:
Partners’ Equity	$3,807,609,157

Class I:
Net asset value and redemption price per share, $3,777,708,628 / 20,374,516 outstanding shares of beneficial interest	$185.41

Class II:
Net asset value and redemption price per share, $13,688,388 / 78,874 outstanding shares of beneficial interest	$173.55

Class III:
Net asset value and redemption price per share, $16,212,141 / 88,251 outstanding shares of beneficial interest	$183.70

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $383,524 foreign withholding tax)	$16,205,798
Affiliated dividend income	973,662
Affiliated income from securities lending, net	119,066

Total income	17,298,526

EXPENSES
Management fee	21,155,494
Distribution fee—Class II	31,910
Distribution fee—Class III	36,202
Administration fee—Class II	19,146
Custodian and accounting fees	212,987
Shareholders’ reports	108,466
Professional fees	75,336
Trustees’ fees	65,310
Audit fee	30,858
Transfer agent’s fees and expenses (including affiliated expense of $7,143)	11,943
Miscellaneous	84,104

Total expenses	21,831,756

NET INVESTMENT INCOME (LOSS)	(4,533,230)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $133,430)	419,155,545
Foreign currency transactions	8,161

419,163,706

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(156,578))	514,432,104
Foreign currencies	(246)

514,431,858

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	933,595,564

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$929,062,334

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(4,533,230)	$911,855
Net realized gain (loss) on investment and foreign currency transactions	419,163,706	238,747,750
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	514,431,858	881,015,994

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	929,062,334	1,120,675,599

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	46,807,146	38,128,467
Portfolio shares purchased	(257,299,190)	(229,754,606)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(210,492,044)	(191,626,139)

TOTAL INCREASE (DECREASE)	718,570,290	929,049,460
NET ASSETS:
Beginning of year	3,089,038,867	2,159,989,407

End of year	$3,807,609,157	$3,089,038,867

SEE NOTES TO FINANCIAL STATEMENTS.

A157

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$141.67	$92.29		$147.90	$127.49	$81.62

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.21)	0.05		(0.01)	(0.45)	(0.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	43.95	49.33		(55.60)	20.86	46.00

Total from investment operations.	43.74	49.38		(55.61)	20.41	45.87

Net Asset Value, end of year	$185.41	$141.67		$92.29	$147.90	$127.49

Total Return(c)	30.88%	53.51%		(37.60)%	16.01%	56.20%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$3,778	$3,065		$2,111	$3,566	$3,260
Average net assets (in millions)	$3,499	$2,635		$2,537	$3,435	$2,606
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.62%	0.62%		0.62%	0.61%	0.62%
Expenses before waivers and/or expense reimbursement	0.62%	0.62%		0.62%	0.61%	0.62%
Net investment income (loss)	(0.13)%	0.04%		(0.01)%	(0.32)%	(0.13)%
Portfolio turnover rate(e)	31%	32%		32%	40%	56%

Class II
	Year Ended December 31,
	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$133.14	$87.07		$140.11	$121.26	$77.94

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.82)	(0.37	)(b)	(0.43)	(0.95)	(0.49)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	41.23	46.44		(52.61)	19.80	43.81

Total from investment operations	40.41	46.07		(53.04)	18.85	43.32

Net Asset Value, end of year	$173.55	$133.14		$87.07	$140.11	$121.26

Total Return(c)	30.35%	52.89%		(37.85)%	15.55%	55.57%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$14	$12		$43	$82	$88
Average net assets (in millions)	$13	$36		$55	$85	$72
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.02%	1.02%		1.02%	1.01%	1.02%
Expenses before waivers and/or expense reimbursement	1.02%	1.02%		1.02%	1.01%	1.02%
Net investment income (loss)	(0.53)%	(0.35)%		(0.42)%	(0.72)%	(0.53)%
Portfolio turnover rate(e)	31%	32%		32%	40%	56%

SEE NOTES TO FINANCIAL STATEMENTS.

A158

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class III
	Year Ended December 31,				April 26, 2021(f) through December 31,
	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$140.72	$91.90		$147.64	$132.99

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.62)	(0.25	)(b)	(0.24)	(0.59)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	43.60	49.07		(55.50)	15.24

Total from investment operations	42.98	48.82		(55.74)	14.65

Net Asset Value, end of period	$183.70	$140.72		$91.90	$147.64

Total Return(c)	30.54%	53.12%		(37.75)%	11.02%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$16	$12		$6	$5
Average net assets (in millions)	$14	$9		$6	$2
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.87%	0.87%		0.86%	0.86	%(g)
Expenses before waivers and/or expense reimbursement	0.87%	0.87%		0.86%	0.86	%(g)
Net investment income (loss)	(0.38)%	(0.21)%		(0.23)%	(0.58	)%(g)
Portfolio turnover rate(e)	31%	32%		32%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A159

PSF PGIM JENNISON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Aerospace & Defense — 6.1%
Airbus SE (France)	120,343	$19,270,645
Boeing Co. (The)*	176,443	31,230,411
General Electric Co.	172,048	28,695,886
RTX Corp.	255,121	29,522,602

		108,719,544

Automobiles — 2.0%
General Motors Co.	674,804	35,946,809

Banks — 13.7%
Bank of America Corp.	1,397,229	61,408,214
JPMorgan Chase & Co.	374,389	89,744,787
PNC Financial Services Group, Inc. (The)	278,741	53,755,202
Truist Financial Corp.	939,357	40,749,307

		245,657,510

Beverages — 1.2%
PepsiCo, Inc.	136,459	20,749,956

Biotechnology — 3.2%
AbbVie, Inc.	225,848	40,133,190
Amgen, Inc.	65,604	17,099,026

		57,232,216

Building Products — 1.4%
Johnson Controls International PLC	315,064	24,868,002

Capital Markets — 5.0%
Blackstone, Inc.	213,483	36,808,739
Goldman Sachs Group, Inc. (The)	93,159	53,344,706

		90,153,445

Chemicals — 2.5%
DuPont de Nemours, Inc.	273,417	20,848,046
Linde PLC	57,711	24,161,865

		45,009,911

Communications Equipment — 2.0%
Cisco Systems, Inc.	618,019	36,586,725

Consumer Staples Distribution & Retail — 3.5%
Walmart, Inc.	696,426	62,922,089

Electric Utilities — 1.7%
PG&E Corp.	1,506,903	30,409,303

Entertainment — 0.8%
Walt Disney Co. (The)	125,528	13,977,543

Food Products — 0.8%
Hershey Co. (The)(a)	81,341	13,775,098

Ground Transportation — 1.3%
Union Pacific Corp.	98,335	22,424,313

Health Care Equipment & Supplies — 1.2%
GE HealthCare Technologies, Inc.	270,710	21,164,108

Health Care Providers & Services — 0.9%
Cigna Group (The)	58,441	16,137,898

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	89,424	25,923,123

	Shares	Value
COMMON STOCKS (continued)
Household Durables — 0.9%
Toll Brothers, Inc.	129,644	$16,328,662

Industrial REITs — 0.9%
Prologis, Inc.	155,247	16,409,608

Insurance — 5.9%
Chubb Ltd.	143,425	39,628,327
Marsh & McLennan Cos., Inc.	147,500	31,330,475
MetLife, Inc.	431,911	35,364,873

		106,323,675

Interactive Media & Services — 2.6%
Alphabet, Inc. (Class A Stock)	76,348	14,452,676
Meta Platforms, Inc. (Class A Stock)	54,806	32,089,461

		46,542,137

Machinery — 3.2%
Fortive Corp.	215,433	16,157,475
Otis Worldwide Corp.(a)	126,955	11,757,303
Parker-Hannifin Corp.	45,898	29,192,505

		57,107,283

Multi-Utilities — 4.9%
CenterPoint Energy, Inc.	813,746	25,820,161
NiSource, Inc.	1,194,592	43,913,202
Public Service Enterprise Group, Inc.(a)	217,480	18,374,885

		88,108,248

Oil, Gas & Consumable Fuels — 9.2%
Cheniere Energy, Inc.	107,364	23,069,303
Chevron Corp.(a)	249,878	36,192,330
Exxon Mobil Corp.	469,599	50,514,764
Shell PLC, ADR	259,996	16,288,749
Williams Cos., Inc. (The)	706,770	38,250,392

		164,315,538

Passenger Airlines — 1.2%
Delta Air Lines, Inc.	367,424	22,229,152

Personal Care Products — 1.5%
Unilever PLC (United Kingdom), ADR	476,137	26,996,968

Pharmaceuticals — 4.5%
AstraZeneca PLC (United Kingdom), ADR	454,794	29,798,103
Bristol-Myers Squibb Co.	571,776	32,339,650
Eli Lilly & Co.	23,039	17,786,108

		79,923,861

Residential REITs — 1.2%
Camden Property Trust	184,129	21,366,329

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.*(a)	143,111	17,286,378
Broadcom, Inc.	109,651	25,421,488

		42,707,866

Software — 4.9%
Microsoft Corp.	81,198	34,224,957
Oracle Corp.	157,451	26,237,635

SEE NOTES TO FINANCIAL STATEMENTS.

A160

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Salesforce, Inc.	83,045	$27,764,435

		88,227,027

Specialized REITs — 1.5%
Gaming & Leisure Properties, Inc.	571,365	27,516,938

Specialty Retail — 1.3%
Lowe’s Cos., Inc.(a)	96,828	23,897,150

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	89,847	22,499,486
Dell Technologies, Inc. (Class C Stock) .	196,168	22,606,400

		45,105,886

TOTAL LONG-TERM INVESTMENTS (cost $1,055,603,326)		1,744,763,921

SHORT-TERM INVESTMENTS — 8.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)	45,598,859	45,598,859
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $99,836,916; includes $99,467,046 of cash collateral for securities on loan)(b)(wb)	99,898,305	99,838,366

TOTAL SHORT-TERM INVESTMENTS (cost $145,435,775)		145,437,225

TOTAL INVESTMENTS—105.5% (cost $1,201,039,101)		1,890,201,146
Liabilities in excess of other assets — (5.5)%		(99,019,794)

NET ASSETS — 100.0%		$1,791,181,352

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,620,202; cash collateral of $99,467,046 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$89,448,899	$19,270,645	$—
Automobiles	35,946,809	—	—
Banks	245,657,510	—	—
Beverages	20,749,956	—	—
Biotechnology	57,232,216	—	—
Building Products	24,868,002	—	—
Capital Markets	90,153,445	—	—
Chemicals	45,009,911	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A161

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Communications Equipment	$36,586,725	$—	$—
Consumer Staples Distribution & Retail	62,922,089	—	—
Electric Utilities	30,409,303	—	—
Entertainment	13,977,543	—	—
Food Products	13,775,098	—	—
Ground Transportation	22,424,313	—	—
Health Care Equipment & Supplies	21,164,108	—	—
Health Care Providers & Services	16,137,898	—	—
Hotels, Restaurants & Leisure	25,923,123	—	—
Household Durables	16,328,662	—	—
Industrial REITs	16,409,608	—	—
Insurance	106,323,675	—	—
Interactive Media & Services	46,542,137	—	—
Machinery	57,107,283	—	—
Multi-Utilities	88,108,248	—	—
Oil, Gas & Consumable Fuels	164,315,538	—	—
Passenger Airlines	22,229,152	—	—
Personal Care Products	26,996,968	—	—
Pharmaceuticals	79,923,861	—	—
Residential REITs	21,366,329	—	—
Semiconductors & Semiconductor Equipment	42,707,866	—	—
Software	88,227,027	—	—
Specialized REITs	27,516,938	—	—
Specialty Retail	23,897,150	—	—
Technology Hardware, Storage & Peripherals	45,105,886	—	—
Short-Term Investments
Affiliated Mutual Funds	145,437,225	—	—

Total	$1,870,930,501	$19,270,645	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Banks	13.7%
Oil, Gas & Consumable Fuels	9.2
Affiliated Mutual Funds (5.6% represents investments purchased with collateral from securities on loan)	8.1
Aerospace & Defense	6.1
Insurance	5.9
Capital Markets	5.0
Software	4.9
Multi-Utilities	4.9
Pharmaceuticals	4.5
Consumer Staples Distribution & Retail	3.5
Biotechnology	3.2
Machinery	3.2
Interactive Media & Services	2.6
Technology Hardware, Storage & Peripherals	2.5
Chemicals	2.5
Semiconductors & Semiconductor Equipment	2.4
Communications Equipment	2.0
Automobiles	2.0
Electric Utilities	1.7

Specialized REITs	1.5%
Personal Care Products	1.5
Hotels, Restaurants & Leisure	1.5
Building Products	1.4
Specialty Retail	1.3
Ground Transportation	1.3
Passenger Airlines	1.2
Residential REITs	1.2
Health Care Equipment & Supplies	1.2
Beverages	1.2
Industrial REITs	0.9
Household Durables	0.9
Health Care Providers & Services	0.9
Entertainment	0.8
Food Products	0.8

105.5
Liabilities in excess of other assets	(5.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A162

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$97,620,202	$(97,620,202)	$—

(1) Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A163

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $97,620,202:
Unaffiliated investments (cost $1,055,603,326)	$1,744,763,921
Affiliated investments (cost $145,435,775)	145,437,225
Dividends receivable	964,398
Tax reclaim receivable	717,216
Receivable for Portfolio shares sold	304,681
Prepaid expenses and other assets	181,467

Total Assets	1,892,368,908

LIABILITIES
Payable to broker for collateral for securities on loan	99,467,046
Management fee payable	619,137
Accrued expenses and other liabilities	491,178
Payable for Portfolio shares purchased	387,648
Payable to affiliate	214,869
Distribution fee payable	3,650
Administration fee payable	1,528
Trustees’ fees payable	1,310
Affiliated transfer agent fee payable	1,190

Total Liabilities	101,187,556

NET ASSETS	$1,791,181,352

Net assets were comprised of:
Partners’ Equity	$1,791,181,352

Class I:
Net asset value and redemption price per share, $1,774,029,437 / 29,010,965 outstanding shares of beneficial interest	$61.15

Class II:
Net asset value and redemption price per share, $11,734,570 / 199,910 outstanding shares of beneficial interest	$58.70

Class III:
Net asset value and redemption price per share, $5,417,345 / 89,408 outstanding shares of beneficial interest	$60.59

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $66,919 foreign withholding tax, of which $50,689 is reimbursable by an affiliate)	$35,789,962
Affiliated dividend income	2,116,602
Affiliated income from securities lending, net	85,236

Total income	37,991,800

EXPENSES
Management fee	6,834,073
Distribution fee—Class II	27,732
Distribution fee—Class III	10,356
Administration fee—Class II	16,639
Custodian and accounting fees	116,107
Shareholders’ reports	87,282
Professional fees	44,952
Trustees’ fees	36,150
Audit fee	30,858
Transfer agent’s fees and expenses (including affiliated expense of $7,143)	11,942
Miscellaneous	49,282

Total expenses	7,265,373

NET INVESTMENT INCOME (LOSS)	30,726,427

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(17,189))	148,133,751
Foreign currency transactions	10,310

148,144,061

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(5,938))	140,189,162

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	288,333,223

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$319,059,650

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$30,726,427	$27,026,116
Net realized gain (loss) on investment and foreign currency transactions	148,144,061	117,006,275
Net change in unrealized appreciation (depreciation) on investments	140,189,162	66,138,560

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	319,059,650	210,170,951

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	36,344,201	38,644,895
Portfolio shares purchased	(131,319,778)	(124,920,304)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(94,975,577)	(86,275,409)

TOTAL INCREASE (DECREASE)	224,084,073	123,895,542
NET ASSETS:
Beginning of year	1,567,097,279	1,443,201,737

End of year	$1,791,181,352	$1,567,097,279

SEE NOTES TO FINANCIAL STATEMENTS.

A164

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$50.55	$43.88	$47.64	$37.28	$35.99

Income (Loss) From Investment Operations:
Net investment income (loss)	1.03	0.85	0.74	0.61	0.66
Net realized and unrealized gain (loss) on investment and foreign currency transactions	9.57	5.82	(4.50)	9.75	0.63

Total from investment operations	10.60	6.67	(3.76)	10.36	1.29

Net Asset Value, end of year	$61.15	$50.55	$43.88	$47.64	$37.28

Total Return(b)	20.97%	15.20%	(7.89)%	27.79%	3.58%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,774.0	$1,553.8	$1,431.5	$1,646.0	$1,371.2
Average net assets (in millions)	$1,693.3	$1,451.0	$1,479.3	$1,543.8	$1,236.8
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.42%	0.42%	0.42%	0.42%	0.43%
Expenses before waivers and/or expense reimbursement	0.42%	0.42%	0.42%	0.42%	0.43%
Net investment income (loss)	1.80%	1.85%	1.68%	1.40%	2.03%
Portfolio turnover rate(d)	23%	33%	23%	17%	32%

Class II
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$48.72	$42.46	$46.28	$36.36	$35.25

Income (Loss) From Investment Operations:
Net investment income (loss)	0.77	0.64	0.55	0.42	0.51
Net realized and unrealized gain (loss) on investment and foreign currency transactions	9.21	5.62	(4.37)	9.50	0.60

Total from investment operations	9.98	6.26	(3.82)	9.92	1.11

Net Asset Value, end of year	$58.70	$48.72	$42.46	$46.28	$36.36

Total Return(b)	20.48%	14.74%	(8.25)%	27.28%	3.15%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$11.7	$10.0	$9.2	$10.7	$9.0
Average net assets (in millions)	$11.1	$9.4	$9.5	$10.1	$7.9
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.82%	0.82%	0.82%	0.82%	0.83%
Expenses before waivers and/or expense reimbursement	0.82%	0.82%	0.82%	0.82%	0.83%
Net investment income (loss)	1.40%	1.45%	1.28%	1.00%	1.62%
Portfolio turnover rate(d)	23%	33%	23%	17%	32%

SEE NOTES TO FINANCIAL STATEMENTS.

A165

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class III
	Year Ended December 31,			April 26, 2021(e) through December 31,
	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$50.22	$43.70	$47.56	$42.77

Income (Loss) From Investment Operations:
Net investment income (loss)	0.87	0.72	0.62	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	9.50	5.80	(4.48)	4.50

Total from investment operations	10.37	6.52	(3.86)	4.79

Net Asset Value, end of period	$60.59	$50.22	$43.70	$47.56

Total Return(b)	20.65%	14.92%	(8.12)%	11.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.4	$3.4	$2.6	$1.0
Average net assets (in millions)	$4.1	$2.6	$1.7	$0.4
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67%	0.67%	0.67%	0.66	%(f)
Expenses before waivers and/or expense reimbursement	0.67%	0.67%	0.67%	0.66	%(f)
Net investment income (loss)	1.53%	1.58%	1.41%	0.92	%(f)
Portfolio turnover rate(d)	23%	33%	23%	17%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(e)	Commencement of offering.
(f)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A166

PSF PGIM TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 100.2%

ASSET-BACKED SECURITIES — 21.0%
Automobiles — 0.7%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class D, 144A
6.315%	05/17/32	391	$395,173
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	585,604
Series 2023-03A, Class B, 144A
6.120%	02/22/28	1,200	1,218,237
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,600	1,622,193
Series 2024-01A, Class B, 144A
5.850%	06/20/30	200	201,250
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32	585	585,066
Exeter Automobile Receivables Trust,
Series 2021-02A, Class D
1.400%	04/15/27	14	14,066
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	2,300	2,158,545
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class C, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.755%(c)	05/20/32	383	387,158
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A
33.784%	01/25/28	160	170,595
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	1,389	1,381,232
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	789,711
Series 2023-01A, Class C, 144A
6.140%	02/14/31	1,300	1,316,291
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	64	63,986
Series 2022-C, Class E, 144A
11.366%	12/15/32	55	55,650
Series 2024-B, Class C, 144A
5.141%	01/18/33	4,250	4,241,114
Santander Drive Auto Receivables Trust,
Series 2024-02, Class D
6.280%	08/15/31	500	514,356

			15,700,227

Collateralized Loan Obligations — 17.7%
AGL CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1RR, 144A, 3 Month SOFR + 0.938% (Cap N/A, Floor 0.938%)
5.817%(c)	07/20/34	7,000	7,007,003
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.147%(c)	04/20/37	15,000	15,068,662

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)

6.086%(c)	07/15/37		8,500	$8,565,843
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)

6.817%(c)	07/19/34		10,000	10,010,376
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)

3.954%(c)	04/15/32	EUR	7,716	7,976,297
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)

6.406%(c)	07/15/30		2,185	2,190,382
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)

6.176%(c)	07/15/37		7,500	7,547,512
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)

6.237%(c)	04/20/37		16,750	16,907,256
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)

6.066%(c)	01/25/35		9,000	9,008,701
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)

5.817%(c)	05/17/31		2,092	2,094,016
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)

4.174%(c)	10/15/35	EUR	6,500	6,723,920
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	5,982,568
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)

3.773%(c)	11/15/31	EUR	7,694	7,943,330
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)

5.876%(c)	04/24/31		974	973,596
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)

6.003%(c)	01/22/31		1,109	1,110,188
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)

6.237%(c)	04/20/37		16,000	16,068,203
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)

5.907%(c)	10/20/37		17,500	17,582,745
Series 2022-07A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)

6.147%(c)	01/17/37		19,000	19,123,403

SEE NOTES TO FINANCIAL STATEMENTS.

A167

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-25A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)
6.046%(c)	04/25/36		11,000	$11,017,491
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.928%(c)	04/15/31		2,812	2,815,462
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.909%(c)	04/26/31		1,519	1,519,714
Hayfin Emerald CLO DAC (Ireland),
Series 14A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)
4.914%(c)	01/22/39	EUR	13,300	13,776,805
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
4.802%(c)	01/26/38	EUR	10,000	10,420,495
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	10/20/34		6,625	6,634,912
Series 2019-14A, Class A2R, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
6.629%(c)	10/20/34		6,750	6,783,668
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.186%(c)	04/15/37		14,000	14,060,956
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.999%(c)	04/21/31		1,076	1,076,161
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.038%(c)	07/15/31		2,927	2,931,666
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.977%(c)	10/19/38		9,500	9,542,659
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2024-16A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
6.361%(c)	01/20/38		10,250	10,287,098
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.237%(c)	04/20/37		12,000	12,055,487
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.722%(c)	01/18/38		9,500	9,543,686

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
0.000%(c)	05/21/34		15,750	$15,750,000
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.098%(c)	10/15/34		7,000	7,012,454
Pikes Peak CLO (Cayman Islands),
Series 2022-10A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.092%(c)	01/22/38		10,000	10,001,690
Rad CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.016%(c)	07/24/32		8,168	8,176,383
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.617%(c)	04/20/35		10,800	10,826,755
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.909%(c)	04/20/31		2,418	2,419,573
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
5.884%(c)	05/07/31		2,220	2,222,602
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
6.407%(c)	01/20/37		6,500	6,522,911
Sona Fios CLO DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
5.034%(c)	07/15/36	EUR	8,750	9,185,221
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.949%(c)	01/26/31		1,661	1,662,322
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.046%(c)	10/29/34		3,000	3,000,724
Series 2017-01A, Class BRR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)
6.566%(c)	10/29/34		4,000	3,994,040
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.149%(c)	01/17/30		392	392,016
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.487%(c)	01/20/36		4,500	4,520,625
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
6.856%(c)	07/15/34		8,750	8,800,984

SEE NOTES TO FINANCIAL STATEMENTS.

A168

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Toro European CLO DAC (Ireland),
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.169%(c)	07/15/34	EUR	8,000	$8,277,252
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.505%(c)	01/20/37		12,000	12,000,000
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
6.307%(c)	01/20/35		7,500	7,514,873
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.994%(c)	07/18/31		236	235,898
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
5.857%(c)	04/25/31		1,158	1,160,107
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.059%(c)	01/17/31		1,946	1,948,873
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.128%(c)	10/15/34		1,750	1,751,620

				401,727,184

Consumer Loans — 0.7%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	78	54,229
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59		599	603,331
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		300	288,495
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,500	1,440,703
Series 2023-01A, Class A, 144A
5.500%	06/14/38		5,500	5,591,886
Series 2023-02A, Class C, 144A
6.740%	09/15/36		700	718,829
Series 2023-02A, Class D, 144A
7.520%	09/15/36		800	827,878
Series 2024-01A, Class A, 144A
5.790%	05/14/41		2,700	2,767,801
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		1,200	1,184,576

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A
5.210%	02/15/45	2,486	$2,477,404

			15,955,132

Credit Cards — 0.2%
Genesis Sales Finance Master Trust,
Series 2024-B, Class A, 144A
5.870%	12/20/32	4,400	4,397,908

Home Equity Loans — 0.6%
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%	04/25/54	1,314	1,327,308
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)
7.378%(c)	10/25/31	126	127,039
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.305%(c)	03/20/54	476	479,617
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.205%(c)	05/25/54	155	156,276
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.805%(c)	10/20/54	389	389,440
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)
5.473%(c)	10/25/33	7	7,009
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	827	830,041
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	1,760	1,781,905
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	272	272,291
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	913	929,644
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	324	325,302
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	327	329,472
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	1,057	1,066,653
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	3,578	3,547,088
Series 2024-CES05, Class A2, 144A
5.202%(cc)	09/25/64	1,750	1,708,965

			13,278,050

SEE NOTES TO FINANCIAL STATEMENTS.

A169

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Other — 0.8%
Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.948%(c)	10/16/28		2,700	$2,699,984
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A
5.350%	10/20/46		2,134	2,125,321
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55		437	434,333
Series 2023-04C, Class A, 144A
6.480%	03/20/57		542	536,106
Series 2024-01GS, Class A, 144A
6.250%	06/20/57		1,724	1,679,112
Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A
4.250%	09/17/41		2,700	2,517,058
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
7.089%(c)	12/25/27		3,500	3,515,631
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59		989	966,687
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A
5.490%	10/30/59		573	552,463
Series 2024-03A, Class A2, 144A
5.880%	10/30/59		2,498	2,366,581

				17,393,276

Residential Mortgage-Backed Securities — 0.1%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.687%(c)	10/25/34		378	364,969
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.005%(c)	11/25/60	EUR	126	125,665
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
6.349%(c)	03/15/26^	EUR	1,251	965,457

				1,456,092

Student Loans — 0.2%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
6.019%(c)	06/25/47		1,706	1,714,555
Series 2024-EDU01, Class B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.169%(c)	06/25/47		853	857,371
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43		2,980	479,614

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43	527	$506,617
Series 2018-D, Class A, 144A
0.000%(cc)	11/25/43	558	519,178
Series 2019-A, Class R, 144A
0.000%	10/25/48	927	263,183
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69	19	18,029
SMB Private Education Loan Trust,
Series 2024-A, Class A1A, 144A
5.240%	03/15/56	642	639,493
Series 2024-D, Class A1A, 144A
5.380%	07/15/53	949	949,314

			5,947,354

TOTAL ASSET-BACKED SECURITIES (cost $482,261,805)			475,855,223

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.0%
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	9,151	8,865,241
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,281	4,112,507
Series 2017-BNK06, Class A4
3.254%	07/15/60	861	828,171
Series 2017-BNK08, Class A3
3.229%	11/15/50	2,016	1,936,351
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,380,936
Series 2020-BN29, Class A3
1.742%	11/15/53	1,000	831,995
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	927	910,918
BANK5,
Series 2024-5YR08, Class A3
5.884%	08/15/57	8,100	8,323,651
Series 2024-5YR9, Class A3
5.614%	08/15/57	8,400	8,546,573
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,106,703
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	474,385
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	391,247
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,560	1,379,797
Series 2019-C03, Class A3
3.319%	05/15/52	3,250	3,056,384
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)
6.652%(c)	10/15/37	5,000	5,015,625

SEE NOTES TO FINANCIAL STATEMENTS.

A170

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-5C27, Class A3
6.014%	07/15/57	3,700	$3,824,228
Series 2024-C24, Class XB, IO
1.331%(cc)	02/15/57	27,150	2,554,201
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,386	3,242,241
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,462,534
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	836,062
Series 2020-IG01, Class A3
2.687%	09/15/43	5,000	4,096,339
Series 2023-B40, Class A2
6.930%	12/15/56	2,687	2,818,710
Series 2023-V02, Class A3
5.812%(cc)	05/15/55	7,000	7,143,729
Series 2023-V03, Class A3
6.363%(cc)	07/15/56	6,000	6,225,256
Series 2024-V08, Class A3
6.189%(cc)	07/15/57	6,400	6,651,843
Series 2024-V09, Class A3
5.602%	08/15/57	8,100	8,233,767
Series 2024-V12, Class A3
5.738%	12/15/57	4,750	4,869,303
BMARK,
Series 2023-V04, Class A3
6.841%(cc)	11/15/56	5,900	6,228,085
BMO Mortgage Trust,
Series 2024-5C05, Class A3
5.857%	02/15/57	3,600	3,687,007
Series 2024-5C05, Class XB, IO
0.392%(cc)	02/15/57	188,084	3,050,516
BPR Trust,
Series 2023-BRK02, Class A, 144A
6.899%(cc)	10/05/38	2,300	2,369,358
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)
6.708%(c)	11/15/38	2,901	2,893,335
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)
6.088%(c)	08/15/39	3,400	3,423,406
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.097%(c)	01/15/39	5,000	4,984,375
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,345,073
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)
7.017%(c)	09/15/38	2,750	2,760,313
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	4,040	3,732,668

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust,
Series 2020-GC46, Class A2
2.708%	02/15/53	1,372	$1,349,204
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	2,474	2,393,150
Series 2017-COR02, Class A2
3.239%	09/10/50	3,829	3,658,099
Series 2024-277P, Class A, 144A
6.338%	08/10/44	1,100	1,132,324
Series 2024-277P, Class X, IO, 144A
0.661%(cc)	08/10/44	3,600	105,439
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,172	1,074,270
DBGS Mortgage Trust,
Series 2018-BIOD, Class G, 144A, 1 Month SOFR + 2.796% (Cap N/A, Floor 2.500%)
7.193%(c)	05/15/35	2,454	2,425,960
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36	1,400	1,257,754
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	4,857	4,636,916
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.555%(cc)	09/10/35	3,000	2,876,496
FHLMC Multifamily Structured Pass-Through Certificates,
Series K044, Class X1, IO
0.699%(cc)	01/25/25	16,424	164
Series K053, Class X1, IO
0.862%(cc)	12/25/25	82,313	527,034
Series K055, Class X1, IO
1.326%(cc)	03/25/26	12,169	159,955
Series KG03, Class X1, IO
1.371%(cc)	06/25/30	28,898	1,696,695
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, 144A, 1 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.943%(c)	12/15/39	2,200	2,203,438
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A
5.198%(cc)	08/10/41	4,800	4,747,754
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	1,974	1,965,091
Series 2017-GS06, Class A2
3.164%	05/10/50	3,141	3,012,282
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	5,528,676
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,035	1,014,772
Series 2017-C05, Class A4
3.414%	03/15/50	1,321	1,281,263

SEE NOTES TO FINANCIAL STATEMENTS.

A171

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C07, Class A4

3.147%	10/15/50	3,563	$3,407,437
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,122	1,097,077
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31	5,875	1,828,575
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	5,000	4,690,397
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,678,081
Series 2017-HR02, Class A3
3.330%	12/15/50	5,448	5,199,192
Series 2019-L03, Class A3
2.874%	11/15/52	1,061	970,227
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	4,000	4,143,128
Series 2023-02, Class A2
6.890%	12/15/56	4,400	4,607,593
New York City Housing Development Corp.,
Series 2024-08SPR, Class A
5.458%	12/15/43	8,530	8,534,746
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	4,100	4,088,570
Series 2024-CNTR, Class C, 144A
6.471%	11/13/41	1,230	1,242,702
Series 2024-CNTR, Class D, 144A
7.109%	11/13/41	2,760	2,801,389
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	135,538
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	1,829	1,760,323
Series 2017-C07, Class A3
3.418%	12/15/50	3,938	3,763,422
Series 2018-C10, Class A3
4.048%	05/15/51	2,187	2,119,420
Series 2019-C17, Class A3
2.669%	10/15/52	2,610	2,333,351
Wells Fargo Commercial Mortgage Trust,
Series 2016-C32, Class A3
3.294%	01/15/59	1,808	1,783,682
Series 2016-C34, Class A3
2.834%	06/15/49	6,500	6,362,578
Series 2016-C35, Class A3
2.674%	07/15/48	3,808	3,710,057
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,315,821
Series 2019-C54, Class A3
2.892%	12/15/52	1,200	1,085,482
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $257,986,997)			249,298,357

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 30.4%
Aerospace & Defense — 0.5%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,770	$2,287,151
3.400%	04/15/30	385	354,952
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	180	174,532
2.750%	02/01/26	90	87,794
2.950%	02/01/30	30	26,764
3.250%	02/01/28	1,700	1,600,710
3.900%	05/01/49	1,230	854,052
3.950%	08/01/59	1,450	959,177
5.805%	05/01/50	2,900	2,692,069
6.875%	03/15/39	20	21,060
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	75	74,625
7.500%	02/01/29(a)	85	88,420
7.875%	04/15/27	3,118	3,121,898
General Dynamics Corp., Gtd. Notes

1.150%	06/01/26	20	19,120
3.250%	04/01/25	10	9,965
3.500%	04/01/27	30	29,354
L3Harris Technologies, Inc., Sr. Unsec’d. Notes
2.900%	12/15/29	40	36,194
4.400%	06/15/28	37	36,366
4.400%	06/15/28	15	14,738
Lockheed Martin Corp., Sr. Unsec’d. Notes
2.800%	06/15/50	10	6,257
4.500%	05/15/36	30	28,162
RTX Corp., Sr. Unsec’d. Notes
3.500%	03/15/27	5	4,874

			12,528,234

Agriculture — 0.8%
Altria Group, Inc., Gtd. Notes

2.625%	09/16/26	35	33,807
3.875%	09/16/46	10	7,218
4.400%	02/14/26	43	42,812
5.950%	02/14/49	30	29,394
BAT Capital Corp. (United Kingdom), Gtd. Notes

2.259%	03/25/28(a)	1,570	1,442,497
2.726%	03/25/31	10	8,625
3.462%	09/06/29	10	9,297
3.557%	08/15/27	422	408,279
4.390%	08/15/37	3,000	2,591,228
4.540%	08/15/47	14	11,095
5.834%	02/20/31	1,260	1,288,077
6.343%	08/02/30	960	1,009,435
7.750%	10/19/32	1,500	1,698,314

SEE NOTES TO FINANCIAL STATEMENTS.

A172

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),

Gtd. Notes
5.931%	02/02/29	311	$320,107
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26	40	38,421
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/13/26	25	25,075
5.000%	11/17/25	10	10,035
5.125%	02/15/30	6,085	6,119,632
5.500%	09/07/30	2,125	2,175,111
Reynolds American, Inc. (United Kingdom),

Gtd. Notes
4.450%	06/12/25	13	12,967

			17,281,426

Airlines — 0.3%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26	50	48,419
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates
3.575%	07/15/29	1,199	1,152,526
American Airlines 2017-2 Class AA Pass-Through Trust, Pass-Through Certificates
3.350%	04/15/31(a)	32	30,360
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	10	9,348
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	7	6,468
4.750%	10/20/28	75	73,925
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	15	15,098
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,355	3,372,509
United Airlines 2019-1 Class AA Pass-Through Trust, Pass-Through Certificates
4.150%	02/25/33	37	35,733
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates
2.700%	11/01/33(a)	47	41,373
United Airlines 2020-1 Class A Pass-Through Trust, Pass-Through Certificates
5.875%	04/15/29	59	60,106
United Airlines 2020-1 Class B Pass-Through Trust, Pass-Through Certificates
4.875%	07/15/27	10	9,984
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	825	810,875
4.625%	04/15/29	195	185,359

			5,852,083

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	600	$590,358
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	675	591,897

			1,182,255

Auto Manufacturers — 0.8%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	10	8,322
4.750%	01/15/43	920	724,611
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	275	253,746
3.375%	11/13/25	725	713,900
4.134%	08/04/25	1,100	1,093,096
4.950%	05/28/27	1,000	991,197
5.113%	05/03/29	1,745	1,698,458
5.125%	11/05/26(a)	1,260	1,259,007
5.800%	03/08/29	2,230	2,230,166
6.950%	03/06/26	400	407,058
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	17	16,954
5.000%	04/01/35	1,365	1,277,593
5.150%	04/01/38	65	59,814
6.125%	10/01/25	26	26,201
6.600%	04/01/36	285	299,038
General Motors Financial Co., Inc.,

Gtd. Notes
4.300%	07/13/25	70	69,757
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)	5	4,840
Sr. Unsec’d. Notes
2.350%	01/08/31	20	16,764
2.400%	04/10/28	1,065	978,493
2.400%	10/15/28	1,180	1,069,831
2.700%	08/20/27	38	35,902
2.700%	06/10/31	25	21,181
3.100%	01/12/32	20	17,110
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25	40	39,005
2.375%	10/15/27	15	13,992
2.650%	02/10/25	15	14,960
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	15	13,596
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26	150	144,378
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	54	50,675

SEE NOTES TO FINANCIAL STATEMENTS.

A173

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	25	$22,905
1.900%	04/06/28	50	45,740
2.150%	02/13/30	10	8,766
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
6.200%	11/16/28	4,000	4,084,615

			17,711,671

Auto Parts & Equipment — 0.3%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	445	440,550
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
4.150%	05/01/52	20	14,064
4.650%	09/13/29	4,130	3,997,364
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	437	434,269
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	350	345,058
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	290	295,819
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	2,225	2,069,776

			7,596,900

Banks — 7.4%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
1.849%	03/25/26	600	577,718
5.538%(ff)	03/14/30	1,000	1,004,216
Sub. Notes
2.749%	12/03/30	1,000	845,253
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	45	42,902
2.299%(ff)	07/21/32	20	16,680
2.572%(ff)	10/20/32	10	8,420
2.687%(ff)	04/22/32	2,565	2,205,560
3.419%(ff)	12/20/28	10	9,588
5.288%(ff)	04/25/34(a)	2,295	2,277,963
5.819%(ff)	09/15/29	7,630	7,820,830
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	740	716,270
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	50	42,077
1.922%(ff)	10/24/31	20	16,690
2.496%(ff)	02/13/31	92	80,765
3.824%(ff)	01/20/28	3,410	3,339,326
3.974%(ff)	02/07/30	685	656,700
4.078%(ff)	04/23/40	2,340	1,989,143

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.271%(ff)	07/23/29	945	$920,153
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	4,321,721
Sub. Notes, MTN
4.000%	01/22/25	1,122	1,121,406
Sub. Notes, Series L, MTN
3.950%	04/21/25	90	89,724
4.183%	11/25/27	50	49,103
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26(oo)	15	14,517
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27	1,245	1,182,907
3.650%	03/16/25	700	698,062
4.837%(ff)	09/10/28	1,200	1,191,988
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	710	683,184
1.904%(ff)	09/30/28	2,200	2,015,180
2.871%(ff)	04/19/32	1,815	1,544,951
Sub. Notes, 144A
5.906%(ff)	11/19/35	4,325	4,205,863
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
2.045%(ff)	10/19/27	2,595	2,453,949
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27	300	286,432
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,120	1,117,305
4.875%	04/01/26	380	377,720
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26	600	603,311
5.875%	04/30/29	1,600	1,623,179
Citigroup, Inc.,
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30(oo)	3,430	3,413,237
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,445	1,438,445
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	890	867,001
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,880	1,821,011
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)	25	23,796
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32	10	8,331
2.561%(ff)	05/01/32	875	741,443
2.572%(ff)	06/03/31	70	61,007
2.666%(ff)	01/29/31	1,225	1,082,452
2.976%(ff)	11/05/30	20	18,054
3.200%	10/21/26	3,255	3,166,675
3.668%(ff)	07/24/28	30	29,045
3.785%(ff)	03/17/33	1,160	1,042,161
3.887%(ff)	01/10/28	1,725	1,689,960
3.980%(ff)	03/20/30	35	33,364

SEE NOTES TO FINANCIAL STATEMENTS.

A174

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.542%(ff)	09/19/30		8,000	$7,771,528
5.174%(ff)	02/13/30		2,475	2,471,175
Sub. Notes
4.300%	11/20/26		110	109,001
4.450%	09/29/27		2,735	2,697,082
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	95,322
Sub. Notes
3.742%(ff)	01/07/33		2,415	2,043,214
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		280	273,797
4.250%	03/13/26		1,150	1,140,327
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		4,000	4,148,290
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		200	216,966
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		950	907,256
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		50	47,435
1.992%(ff)	01/27/32		20	16,523
2.383%(ff)	07/21/32		1,480	1,236,201
2.600%	02/07/30		35	30,982
2.615%(ff)	04/22/32		4,715	4,018,886
2.650%(ff)	10/21/32		10	8,447
2.908%(ff)	07/21/42		25	17,357
3.436%(ff)	02/24/43		35	26,047
3.500%	01/23/25		20	19,982
3.691%(ff)	06/05/28		50	48,538
3.750%	02/25/26		125	123,706
3.814%(ff)	04/23/29		1,080	1,038,519
3.850%	01/26/27		1,765	1,732,702
6.484%(ff)	10/24/29		3,230	3,383,544
Sr. Unsec’d. Notes, GMTN, 3 Month SOFR + 2.012%
6.629%(c)	10/28/27		21	21,469
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44		20	17,695
Sr. Unsec’d. Notes, Series VAR
1.093%(ff)	12/09/26		85	82,049
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		545	562,409
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		1,940	1,932,244
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)		1,350	1,339,042
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(oo)		1,860	1,806,347
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26		20	19,359
1.578%(ff)	04/22/27		785	753,805

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
1.953%(ff)	02/04/32	130	$107,873
2.069%(ff)	06/01/29	50	45,406
2.545%(ff)	11/08/32	1,135	957,602
2.580%(ff)	04/22/32	1,775	1,523,553
2.947%(ff)	02/24/28	1,715	1,648,523
3.300%	04/01/26	1,110	1,093,418
3.782%(ff)	02/01/28	1,235	1,208,325
3.897%(ff)	01/23/49	10	7,696
3.960%(ff)	01/29/27	930	921,935
3.964%(ff)	11/15/48	985	769,814
4.005%(ff)	04/23/29	1,200	1,163,247
4.452%(ff)	12/05/29	17	16,646
5.581%(ff)	04/22/30	2,050	2,088,655
Sub. Notes
2.956%(ff)	05/13/31	155	138,515
4.125%	12/15/26	40	39,589
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	360	363,885
Morgan Stanley,
Sr. Unsec’d. Notes
5.449%(ff)	07/20/29	860	869,599
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	15	14,274
2.239%(ff)	07/21/32	5,518	4,570,149
2.699%(ff)	01/22/31	35	31,081
4.431%(ff)	01/23/30	1,340	1,305,499
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,015	828,509
1.928%(ff)	04/28/32	193	158,086
2.511%(ff)	10/20/32	1,590	1,331,279
2.943%(ff)	01/21/33	1,470	1,259,046
3.125%	07/27/26	2,725	2,662,224
5.250%(ff)	04/21/34	2,230	2,196,043
5.831%(ff)	04/19/35	965	983,411
Sub. Notes
2.484%(ff)	09/16/36	20	16,267
Sub. Notes, GMTN
4.350%	09/08/26	756	750,690
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29	2,390	2,429,925
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	2,210	2,096,885
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32	1,500	1,252,475
3.337%(ff)	01/21/33	1,330	1,123,985
5.519%(ff)	01/19/28	2,390	2,395,230
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26	25	24,950
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.364%	07/12/27	50	48,254

SEE NOTES TO FINANCIAL STATEMENTS.

A175

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	995	$1,063,295
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	30	28,390
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)	25	24,613
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	1,695	1,474,650
6.537%(ff)	08/12/33	870	920,025
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26	685	671,357
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	1,225	1,059,978
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,690	1,954,160
5.389%(ff)	04/24/34	12,985	12,824,115
6.303%(ff)	10/23/29	3,690	3,836,138
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	56,503
2.572%(ff)	02/11/31	3,525	3,109,186
Sub. Notes, MTN
4.100%	06/03/26	20	19,799

			167,228,736

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31	29,439
4.900%	02/01/46	4,294	3,911,323
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	28,093
4.750%	01/23/29	118	117,902
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	8,186
1.650%	06/01/30	10	8,527
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	70	62,554

			4,166,024

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.000%	01/15/32	10	8,114
2.800%	08/15/41	1,825	1,268,334
3.150%	02/21/40	20	14,866
4.875%	03/01/53	15	12,866
5.150%	11/15/41	16	14,838
5.600%	03/02/43	3,180	3,094,991

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology (cont’d.)
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	75	$74,745
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,055	730,138
2.800%	10/01/50	10	6,149
2.950%	03/01/27	7	6,761
4.750%	03/01/46	10	8,820

			5,240,622

Building Materials — 0.1%
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	675	638,185
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	16,701
Owens Corning,
Sr. Unsec’d. Notes
5.500%	06/15/27	1,470	1,495,669
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,275	1,243,181
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	15	13,910

			3,407,646

Chemicals — 0.9%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,400	1,455,220
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	214	195,676
4.500%	01/31/30	271	227,602
8.500%	01/12/31	2,965	2,960,552
Celanese US Holdings LLC,
Gtd. Notes
6.600%	11/15/28	700	716,327
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	675	594,506
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50	5	3,435
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28	2,610	2,598,328
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	2,810	2,575,222
5.650%	05/18/33(a)	1,405	1,389,474
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25	35	34,064

SEE NOTES TO FINANCIAL STATEMENTS.

A176

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
3.375%	10/01/40		60	$43,852
4.200%	10/15/49		5	3,768
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43		870	768,760
5.250%	01/15/45		305	279,260
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		1,230	1,063,187
6.750%	05/02/34		1,385	1,410,623
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	11/15/28		1,750	1,855,796
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		460	440,593
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		20	17,456
3.450%	08/01/25		449	445,531
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		2,410	2,369,560

				21,448,792

Commercial Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,300	1,221,610
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		645	615,291
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	10/15/29		455	453,294
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	209,521
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		290	296,353
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	785	798,660
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		770	867,430
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		145	138,969
2.650%	02/15/25		40	39,851
3.200%	08/15/29		30	27,502
S&P Global, Inc.,
Gtd. Notes
4.250%	05/01/29		60	58,685

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32	310	$301,386
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	50	43,782
3.875%	02/15/31	392	350,265
4.875%	01/15/28	1,325	1,287,737
5.250%	01/15/30	300	291,452
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53(a)	1,690	1,578,937

			8,580,725

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26	40	38,435
1.400%	08/05/28	29	26,030
1.650%	02/08/31	55	46,262
2.375%	02/08/41	40	27,530
2.950%	09/11/49	25	16,676
3.350%	02/09/27	70	68,572
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28	230	224,039
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	866	936,850
Seagate HDD Cayman,
Gtd. Notes
4.875%	06/01/27	40	39,406

			1,423,800

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,550	1,419,383
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	50	51,000

			1,470,383

Diversified Financial Services — 0.5%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	10	9,555
Blackstone Private Credit Fund,
Sr. Sec’d. Notes
5.610%	05/03/27^	1,100	1,087,185
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	4,826
Sub. Notes
2.359%(ff)	07/29/32	45	36,225

SEE NOTES TO FINANCIAL STATEMENTS.

A177

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	20	$17,248
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	35	33,803
LPL Holdings, Inc.,
Gtd. Notes
6.750%	11/17/28(a)	3,170	3,330,759
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A
5.297%	03/28/34	2,155	2,146,727
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	12,685
3.850%	03/26/50	20	15,506
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	75	69,983
5.500%	08/15/28	805	781,871
6.000%	01/15/27	275	273,296
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	515	433,789
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34	965	974,625
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	575	529,924
6.625%	05/15/29	565	571,914
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29	535	560,535
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28	400	409,940
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	10	9,471
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	8,093

			11,317,960

Electric — 2.3%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	74,207
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	35	33,693
2.450%	01/15/31	15	12,506
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	45	44,494
3.950%	07/15/30	5	4,614

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	307	$225,808
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	33,822
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	43,968
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	10	8,481
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	25	20,496
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	21,254
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31	5	4,234
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	35	34,922
4.250%	10/15/50	20	15,797
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	600	565,878
5.000%	02/01/31	1,575	1,481,963
5.125%	03/15/28	1,700	1,648,610
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	32,360
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	20	19,516
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,325	1,240,664
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	8,465
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	11,777
4.300%	12/01/56	235	183,402
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25	20	19,861
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43	2,025	1,760,248
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	10/01/25	15	14,903
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	9,200

SEE NOTES TO FINANCIAL STATEMENTS.

A178

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25	10	$9,886
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	8,757
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	40	38,849
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	5	4,379
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	42,377
2.500%	12/01/29(a)	75	67,387
3.850%	11/15/42	25	19,650
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	6,029
5.400%	04/01/53	3,500	3,312,155
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	25,948
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	42,661
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25	5	4,995
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,333,828
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	10	9,725
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	120	99,862
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	17,563
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	895	889,684
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	1,562	1,552,722
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	390	389,513
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28(a)	209	219,189
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	1,411	1,479,786
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	38,023

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series U
1.400%	08/15/26	20	$18,921
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	4,918
3.950%	06/15/25	35	34,835
4.050%	04/15/30	25	23,824
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	4	3,402
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	280	268,218
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	5	3,136
3.150%	10/01/49	36	24,261
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	95	86,152
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33(a)	1,150	1,228,644
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.600%	04/01/29	50	47,320
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	651,290
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	2,527,180
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	5	3,353
3.650%	04/15/29	20	19,073
3.650%	08/01/48	20	14,830
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	1,050	967,245
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	20	19,399
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	15	13,582
2.250%	06/01/30	20	17,306
2.440%	01/15/32	11	9,182
3.000%	01/15/52	58	36,228
5.749%	09/01/25	6,060	6,095,631
Northern States Power Co.,
First Mortgage
2.250%	04/01/31	10	8,499
2.600%	06/01/51	4	2,390
3.600%	09/15/47	10	7,384

SEE NOTES TO FINANCIAL STATEMENTS.

A179

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31		100	$87,349
3.875%	02/15/32		500	435,000
5.250%	06/15/29		200	194,385
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		225	248,673
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		285	276,429
2.450%	12/02/27		1,245	1,155,927
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30		25	22,141
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31		5	4,072
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51		5	3,006
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		10	9,326
3.450%	07/01/25		13	12,901
3.750%	08/15/42		50	37,553
4.000%	12/01/46		15	11,313
4.450%	04/15/42		5	4,149
4.750%	02/15/44		75	63,943
4.950%	07/01/50		2,645	2,295,031
Sr. Sec’d. Notes
3.250%	06/01/31		1,650	1,462,763
PacifiCorp,
First Mortgage
3.300%	03/15/51		390	253,505
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		25	15,555
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	324	286,324
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48		20	14,059
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		90	99,585
Public Service Co. of Colorado,
First Mortgage
5.350%	05/15/34		4,500	4,505,673
First Mortgage, Series 34
3.200%	03/01/50		5	3,318
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		45	23,726
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		35	29,133
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27		45	43,054

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	20	$15,899
5.350%	05/15/35	40	39,688
First Mortgage, Series WWW
2.950%	08/15/51	5	3,225
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30	10	8,384
Sempra,
Sr. Unsec’d. Notes
4.000%	02/01/48	5	3,791
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	19,467
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	35	30,387
2.850%	08/01/29	40	36,527
3.650%	02/01/50	25	17,890
First Mortgage, Series 20A
2.950%	02/01/51	5	3,141
First Mortgage, Series A
4.200%	03/01/29	20	19,382
First Mortgage, Series G
2.500%	06/01/31	10	8,554
First Mortgage, Series H
3.650%	06/01/51	5	3,542
First Ref. Mortgage
5.500%	03/15/40	10	9,743
First Ref. Mortgage, Series C
4.125%	03/01/48	50	39,009
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	21,756
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	27,247
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28	10	9,165
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	100	99,437
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	1,500	1,132,941
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.450%	02/15/44	15	12,720
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	1,050	1,049,898
8.000%(ff)	10/15/26(oo)	2,075	2,112,764
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	1,600	1,710,661

SEE NOTES TO FINANCIAL STATEMENTS.

A180

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		450	$441,407
5.625%	02/15/27		550	548,364
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		2,000	1,946,406

				51,293,602

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		295	298,466
6.625%	03/15/32(a)		225	228,243
7.250%	06/15/28		450	457,516

				984,225

Electronics — 0.0%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
2.650%	08/09/31		25	21,035

Engineering & Construction — 0.3%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30(a)	EUR	2,800	2,662,764
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	329,044
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50		100	99,305
MasTec, Inc.,
Sr. Unsec’d. Notes
5.900%	06/15/29		380	386,452
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		201	188,313
4.250%	10/31/26		605	589,887
5.500%	10/31/46		415	331,352
5.500%	07/31/47		3,480	2,793,779

				7,380,896

Entertainment — 0.3%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		575	538,682
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		580	582,818
7.000%	02/15/30		400	407,330
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		550	549,200
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		750	723,466
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		800	787,628

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42		1,065	$854,750
5.141%	03/15/52		3,490	2,598,301
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
6.250%	03/15/33		340	333,461
7.125%	02/15/31		260	270,481

				7,646,117

Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		300	307,737
Republic Services, Inc.,
Sr. Unsec’d. Notes
0.875%	11/15/25		10	9,674
3.950%	05/15/28		20	19,484
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29		35	33,013

				369,908

Foods — 0.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
6.500%	02/15/28(a)		375	379,875
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		1,475	1,400,250
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	3,000	3,623,762
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,600	1,885,361
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30		10	8,513
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		440	368,549
4.125%	04/01/54		415	319,243
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31		30	24,436
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		125	115,209
6.375%	03/01/33		565	554,194
Sr. Sec’d. Notes, 144A
6.250%	02/15/32(a)		570	566,053
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
2.625%	09/13/31		1,858	1,526,332
3.000%	10/15/30		10	8,644
5.200%	04/01/29		3,726	3,644,774

SEE NOTES TO FINANCIAL STATEMENTS.

A181

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
The Campbell’s Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25		45	$44,899
US Foods, Inc.,
Gtd. Notes, 144A
5.750%	04/15/33		415	403,226

				14,873,320

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26(a)		40	37,988

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		1,100	1,062,330
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31		55	45,115
2.625%	09/15/29		15	13,664
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30		10	8,380
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25		75	73,201
1.700%	02/15/31		120	98,170
3.600%	05/01/30		36	33,568
4.800%	02/15/44		300	264,677
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34		20	17,826
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50		45	34,159
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	882,144

				2,533,234

Healthcare-Products — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31		45	38,184
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,175	1,088,473
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	540	407,913
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	517,609
3.650%	03/07/28		30	28,975

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	600	$467,998

				2,549,152

Healthcare-Services — 1.5%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		20	14,211
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,900	2,003,608
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51		10	6,180
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		20	15,072
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50		10	6,342
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		10	8,334
Cigna Group (The),
Gtd. Notes
3.250%	04/15/25		20	19,899
3.875%	10/15/47		20	14,564
4.500%	02/25/26		2,407	2,401,275
Sr. Unsec’d. Notes
2.375%	03/15/31		990	838,245
2.400%	03/15/30		122	106,662
3.200%	03/15/40		1,745	1,279,153
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43		20	19,039
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25		35	34,170
2.782%	10/01/30		5	4,427
3.910%	10/01/50		5	3,692
4.187%	10/01/49		30	23,494
5.205%	12/01/31(a)		4,015	4,000,139
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		850	780,796
6.875%	09/01/32		620	624,673
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47		25	19,671
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25		15	14,985
4.650%	01/15/43		385	334,391
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		940	939,408

SEE NOTES TO FINANCIAL STATEMENTS.

A182

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
7.500%	11/06/33	500	$553,624
Gtd. Notes, MTN
7.750%	07/15/36	500	558,643
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.809%	05/08/27	2,060	2,093,340
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51	10	6,502
Laboratory Corp. of America Holdings,
Gtd. Notes
2.950%	12/01/29	25	22,676
3.600%	02/01/25	675	673,846
4.350%	04/01/30	6,155	5,935,222
Mount Sinai Hospital (The),
Sec’d. Notes, Series 2019
3.737%	07/01/49	29	19,099
Unsec’d. Notes, Series 2020
3.391%	07/01/50	10	6,000
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	19,900
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	10	9,693
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	10	8,189
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	44,742
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	44,908
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	5,221
3.361%	08/15/50	4	2,806
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	400	375,169
4.375%	01/15/30	1,675	1,555,142
4.625%	06/15/28	435	416,638
5.125%	11/01/27	100	98,058
6.750%	05/15/31(a)	975	985,060
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	22,249
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	12,418
3.050%	05/15/41	895	647,198
3.250%	05/15/51	5	3,297
3.500%	08/15/39	25	19,825
3.950%	10/15/42	220	176,532
4.450%	12/15/48	10	8,237
5.200%	04/15/63	5,805	5,211,280

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	10/15/30	25	$21,490

			33,069,434

Home Builders — 0.1%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,725	1,728,941
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	45	43,027

			1,771,968

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	240	240,831
6.625%	05/15/32(a)	115	115,777
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	850	740,747

			1,097,355

Insurance — 0.5%
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.150%	02/15/35	1,955	1,905,684
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50	20	13,597
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33	6,210	6,400,972
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25	25	24,394
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,030	749,822
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	405	442,672
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	350	306,961
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	5	4,311
2.375%	12/15/31	15	12,581
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50(a)	25	18,266
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	150	131,920

SEE NOTES TO FINANCIAL STATEMENTS.

A183

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	$13,785
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,350	1,468,480
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	6,686
4.270%	05/15/47	910	727,685
6.850%	12/16/39	196	217,309
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	11,367

			12,456,492

Internet — 0.0%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	16,636
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26(a)	100	95,676
1.200%	06/03/27	20	18,541
2.100%	05/12/31	30	25,611
2.500%	06/03/50	25	14,901
3.150%	08/22/27	45	43,512
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	22,964
Expedia Group, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	3	3,002
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	17,949

			258,792

Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	415	410,404
7.375%	05/01/33	250	245,885
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	475	497,255
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	5	4,939
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25	5	4,941
3.250%	01/15/31	20	18,035
3.250%	10/15/50	5	3,284
3.450%	04/15/30	5	4,630

			1,189,373

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time — 0.3%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	675	$671,692
6.000%	05/01/29	700	698,621
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	100	94,469
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	250	266,348
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27(a)	1,400	1,400,987
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	1,450	1,443,837
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	50	49,436
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	375	374,621
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26	550	547,415
5.500%	04/01/28	25	24,825
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	800	793,000
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	500	485,000

			6,850,251

Lodging — 0.2%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	40	39,561
3.500%	08/18/26	30	29,222
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.750%	10/01/25	5	4,961
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28	1,375	1,315,976
5.500%	04/15/27	700	694,879
6.500%	04/15/32(a)	560	557,876
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	400	395,000
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	725	717,975

			3,755,450

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	11/13/25	10	9,681

SEE NOTES TO FINANCIAL STATEMENTS.

A184

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Construction & Mining (cont’d.)
1.100%	09/14/27	10	$9,171
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	9,017

			27,869

Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	550	571,991
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	9,200
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,275	1,348,427
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	30	29,727
5.611%	03/11/34	790	800,085

			2,759,430

Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	450	387,507
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	4,488
4.750%	03/01/30	8	7,305
5.125%	05/01/27	275	270,107
5.375%	06/01/29	800	764,247
5.500%	05/01/26	1,375	1,369,220
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	40	35,261
2.800%	04/01/31	100	84,397
3.500%	06/01/41	45	30,855
3.500%	03/01/42	50	34,004
3.700%	04/01/51	620	389,116
4.908%	07/23/25	15	14,979
5.050%	03/30/29	85	83,348
5.375%	05/01/47	20	16,342
6.384%	10/23/35	2,487	2,482,491
6.484%	10/23/45	1,140	1,077,074
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	28,670
2.650%	02/01/30	10	8,957
2.937%	11/01/56	26	15,158
3.150%	02/15/28	80	76,181
3.250%	11/01/39	35	26,554
3.900%	03/01/38	25	21,008
3.999%	11/01/49	85	64,279
4.000%	03/01/48	40	30,407
4.150%	10/15/28	50	48,780

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50		60	$34,793
5.450%	09/01/34		1,290	1,246,099
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27		65	62,844
CSC Holdings LLC,
Gtd. Notes, 144A(x)
3.375%	02/15/31		1,000	705,052
Gtd. Notes, 144A(x)
4.125%	12/01/30		200	144,020
Gtd. Notes, 144A(x)
5.375%	02/01/28		400	344,529
Gtd. Notes, 144A(x)
5.500%	04/15/27		650	581,222
Sr. Unsec’d. Notes, 144A(x)
4.625%	12/01/30		1,000	519,997
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(x)
6.625%	08/15/27(d)		520	594
Sec’d. Notes, 144A(x)
5.375%	08/15/26(d)		3,180	7,078
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		375	238,101
7.375%	07/01/28		400	285,474
7.750%	07/01/26		475	399,213
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		2,275	2,406,155
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25		5	4,974
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		10	8,515
Sirius XM Radio LLC,
Gtd. Notes, 144A
3.125%	09/01/26		15	14,416
4.000%	07/15/28		15	13,822
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		750	776,249
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26		30	28,799
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/01/27		975	971,837
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	900	964,210
4.250%	01/15/30	GBP	1,300	1,426,660
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30		85	81,360

				18,636,748

SEE NOTES TO FINANCIAL STATEMENTS.

A185

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining — 0.4%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31	505	$564,213
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	464	454,799
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26	120	122,367
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27	700	696,283
Sec’d. Notes, 144A
9.375%	03/01/29	1,250	1,322,663
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31	25	22,656
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32	450	438,750
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	325	327,291
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	25	24,750
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	3,030	2,764,952
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,200	1,194,675
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26	750	715,155
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	49,602
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	45	44,175

			8,742,331

Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	15	12,244
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	100	99,177
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	48,530
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	60	52,174

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	$54,471

			266,596

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	240	240,931
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,541,268

			1,782,199

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	20	19,182
3.276%	12/01/28	25	23,305
4.250%	04/01/28	3,390	3,283,283

			3,325,770

Oil & Gas — 2.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	3,775	3,266,350
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28	4,000	4,048,586
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	179	216,227
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	195	193,901
8.250%	12/31/28	1,325	1,352,407
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30	10	8,465
2.772%	11/10/50	145	87,048
2.939%	06/04/51	1,845	1,142,709
3.000%	02/24/50	60	38,186
3.060%	06/17/41	7	5,050
3.379%	02/08/61	5	3,174
4.234%	11/06/28	50	48,961
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	10	8,880
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	1,845	1,824,594
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	340	233,273
5.250%	06/15/37	12	11,249
5.400%	06/15/47	1,325	1,177,167
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	19,611

SEE NOTES TO FINANCIAL STATEMENTS.

A186

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	$9,152
3.850%	01/15/28	10	9,864
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29	10	9,143
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	800	800,677
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	250	259,786
8.625%	11/01/30	125	130,963
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	10	9,476
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	375	373,138
9.250%	02/15/28	215	224,701
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.250%	10/15/27	15	15,013
5.600%	07/15/41	870	804,697
5.850%	12/15/25	30	30,222
Devon OEI Operating LLC,
Sr. Unsec’d. Notes
7.500%	09/15/27	20	21,103
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	25	22,124
3.250%	12/01/26	20	19,474
5.750%	04/18/54	960	901,083
6.250%	03/15/33	3,307	3,439,351
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	1,526	1,261,331
6.875%	04/29/30	497	484,326
7.750%	02/01/32	2,145	2,083,867
8.625%	01/19/29	2,520	2,669,058
8.875%	01/13/33	495	502,529
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.375%	03/30/28	193	178,656
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30	15	14,592
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26	10	9,698
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	525	487,676
5.375%	02/01/29	700	689,240

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25		15	$14,949
3.482%	03/19/30		10	9,415
4.114%	03/01/46		25	20,254
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		45	44,549
5.600%	02/15/41		15	14,793
7.300%	08/15/31		5	5,553
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33		983	1,003,680
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	196,816
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26		50	50,347
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)
10.335%(c)	09/30/29^		243	239,595
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32		385	380,669
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		675	688,987
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	880	1,053,099
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.625%	11/24/25	EUR	500	509,509
4.750%	02/26/29	EUR	100	95,493
5.350%	02/12/28		1,412	1,292,870
5.950%	01/28/31		20	16,823
6.490%	01/23/27		1,550	1,501,078
6.500%	03/13/27		2,513	2,421,527
6.500%	01/23/29		600	558,426
6.700%	02/16/32		16	13,970
6.840%	01/23/30		800	728,800
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	1,200	1,141,092
4.875%	02/21/28	EUR	1,395	1,366,258
Phillips 66,
Gtd. Notes
1.300%	02/15/26		22	21,198
2.150%	12/15/30		53	44,957
Phillips 66 Co.,
Gtd. Notes
4.680%	02/15/45		1,900	1,591,647
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26		25	24,129
1.900%	08/15/30		795	677,005

SEE NOTES TO FINANCIAL STATEMENTS.

A187

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
2.150%	01/15/31	5	$4,246
Shell Finance US, Inc.,
Gtd. Notes
3.250%	04/06/50	10	6,736
4.000%	05/10/46	20	15,685
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	4	2,615
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	111	110,861
8.250%	05/15/29	295	288,829
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27	845	790,137
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/28	2,000	2,111,443

			48,204,818

Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	450	484,777
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	6	5,405
3.800%	11/15/25	8	7,930

			498,112

Packaging & Containers — 0.4%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	55	48,191
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	875	882,373
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	90	86,858
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	10	9,971
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	30	28,595
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	1,450	1,449,111
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	100	100,374
Silgan Holdings, Inc.,
Sr. Sec’d. Notes, 144A
1.400%	04/01/26	6,233	5,944,046

			8,549,519

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	300	$291,539
3.200%	11/21/29	49	45,494
3.800%	03/15/25	1,040	1,037,729
4.050%	11/21/39	1,120	957,670
4.250%	11/14/28	50	49,227
4.550%	03/15/35	2,040	1,917,785
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	8	6,803
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	45	42,932
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	430	291,862
5.000%	02/15/29	250	148,750
5.250%	01/30/30	325	175,906
5.250%	02/15/31	225	117,562
6.250%	02/15/29	1,150	707,250
7.000%	01/15/28	225	158,344
9.000%	12/15/25	100	97,120
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	225	180,000
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	20	16,647
3.794%	05/20/50	27	19,979
4.685%	12/15/44	9	7,788
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	10	6,627
CVS Health Corp.,
Jr. Sub. Notes
7.000%(ff)	03/10/55	3,745	3,759,656
Sr. Unsec’d. Notes
1.750%	08/21/30	60	48,869
2.125%	09/15/31	40	32,039
3.000%	08/15/26	12	11,628
3.250%	08/15/29	50	45,515
3.750%	04/01/30	110	100,848
5.000%	01/30/29	98	96,672
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	10	6,661
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	25	20,966
2.350%	06/24/40	10	6,751
2.750%	12/10/51	15	9,064
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	890	736,123
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	800	719,351

SEE NOTES TO FINANCIAL STATEMENTS.

A188

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/26		20	$19,462
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		87	85,038
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		525	379,789
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26		19	18,716
5.250%	06/15/46		185	155,293
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40		5	3,744
4.000%	06/22/50		1,292	881,028
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28		30	29,077

				13,443,304

Pipelines — 2.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		900	875,483
6.625%	02/01/32		590	594,555
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31		1,805	1,611,938
4.450%	07/15/27		60	59,365
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		4,660	4,783,947
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32		18	15,487
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29		25	25,095
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28	(oo)	10	9,827
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)	895	901,953
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26	(oo)	1,365	1,361,226
Sr. Unsec’d. Notes
2.900%	05/15/25		5	4,961
3.750%	05/15/30		60	55,939
4.050%	03/15/25		50	49,884
4.200%	04/15/27		120	118,441
4.950%	06/15/28		20	19,967
5.000%	05/15/50		293	249,076
5.150%	03/15/45		55	48,137
5.300%	04/15/47		120	106,036
5.400%	10/01/47		60	53,867
5.500%	06/01/27		50	50,659

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
6.100%	02/15/42	5	$4,917
6.125%	12/15/45	90	88,809
6.250%	04/15/49	3,633	3,644,494
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	20	19,684
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	30	27,912
3.700%	01/31/51	145	104,115
4.250%	02/15/48	45	36,045
4.850%	03/15/44	25	22,381
4.900%	05/15/46	2,115	1,882,488
Gtd. Notes, Series D
6.875%	03/01/33	10	11,005
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	550	557,387
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	312	302,407
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	30	24,533
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	5	4,207
5.400%	09/01/44	13	11,832
7.300%	08/15/33	10	11,121
Kinder Morgan, Inc.,
Gtd. Notes
1.750%	11/15/26	30	28,439
3.250%	08/01/50	782	495,392
3.600%	02/15/51	1,178	797,325
4.300%	06/01/25	30	29,929
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	85	82,095
2.650%	08/15/30	12,565	10,993,798
4.000%	02/15/25	55	54,913
4.125%	03/01/27	30	29,559
4.875%	06/01/25	10	9,993
5.200%	03/01/47	115	102,088
5.500%	02/15/49	40	36,752
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	255	253,122
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5	3,307
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
7.125%	12/01/25	40	40,590
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,343,172

SEE NOTES TO FINANCIAL STATEMENTS.

A189

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
2.200%	09/15/25		50	$49,085
3.100%	03/15/30		75	68,007
4.200%	03/15/45		1,000	745,601
4.350%	03/15/29		100	97,367
4.500%	03/15/50		2,685	2,114,863
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29		20	18,605
4.650%	10/15/25		10	9,984
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25		75	74,255
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32		10	11,271
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35		860	846,623
6.500%	03/30/34		4,934	5,218,288
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30		15	15,041
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27		10	10,432
7.000%	10/15/28		10	10,632
Gtd. Notes, 144A
2.900%	03/01/30		10	8,955
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes,
144A 3.500%	01/15/28		3,540	3,375,867
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30		80	72,861
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		115	105,671
4.125%	08/15/31		80	71,782
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29	(oo)	2,340	2,447,085
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30		5,925	5,558,102
5.250%	02/01/50		5	4,282
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31		30	25,840
3.750%	06/15/27		25	24,359
4.000%	09/15/25		60	59,675
4.900%	01/15/45		1,200	1,046,359
5.150%	03/15/34		4,630	4,499,460
8.750%	03/15/32		10	11,824

				58,651,830

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	$3,853
2.000%	05/18/32	5	3,986
3.800%	04/15/26	25	24,676
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	25	24,389
1.600%	04/15/26	50	48,032
2.700%	04/15/31	90	77,732
3.600%	01/15/28	17	16,335
4.000%	06/01/25	75	74,640
4.400%	02/15/26	25	24,868
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	34,263
4.050%	07/01/30	1,145	1,082,072
Crown Castle, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/25	25	24,526
2.250%	01/15/31	75	63,005
2.500%	07/15/31	35	29,480
3.300%	07/01/30	30	27,266
4.000%	03/01/27	10	9,822
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25	76	76,012
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	25	20,315
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	20	18,275
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/30	50	46,435
4.000%	01/15/31	10	9,162
5.250%	06/01/25	50	49,912
5.750%	06/01/28	50	50,426
Healthpeak OP LLC,
Gtd. Notes
1.350%	02/01/27	15	13,990
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25	40	39,772
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	20	16,583
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	925	586,975
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28	10	9,165
Prologis LP,
Sr. Unsec’d. Notes
1.750%	02/01/31	25	20,736

SEE NOTES TO FINANCIAL STATEMENTS.

A190

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33	15	$11,484
2.100%	03/15/28	15	13,787
2.200%	06/15/28	5	4,572
2.700%	02/15/32	2,190	1,858,205
2.850%	12/15/32	530	447,427
3.950%	08/15/27	91	89,519
4.875%	06/01/26	50	50,129
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32	750	753,510
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	1,150	1,038,348
Simon Property Group LP,
Sr. Unsec’d. Notes
1.750%	02/01/28	50	45,754
3.250%	11/30/26	20	19,509
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	2,650	2,229,014
4.200%	04/15/32	4,361	3,977,975
5.500%	01/15/29	8,422	8,473,810
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28	3,225	3,437,723
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.625%	06/15/25	405	403,431
5.750%	02/01/27	2,480	2,501,949
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29	15	13,412
2.800%	06/01/31	35	30,452
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	1,930	1,521,713

			29,448,426

Retail — 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	1,500	1,337,126
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50	20	14,371
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	25	20,619
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30	950	1,002,984
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28	451	481,670

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30		1,900	$2,092,517
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		25	23,141
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	12/06/28		10	9,747
4.750%	06/25/29		3,295	3,301,043
4.875%	02/15/44		10	9,142
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		950	868,338
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.700%	09/15/28		20	17,889
1.700%	10/15/30		10	8,353
3.650%	04/05/29		30	28,566
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28		30	29,200
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31		2,155	1,766,516
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.600%	04/15/25		50	49,938
4.700%	04/15/27		2	1,984
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32	(a)	350	350,689
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		1,125	1,117,248
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30		55	45,974
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29		2	1,822

				12,578,877

Semiconductors — 0.3%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	04/01/25		5	4,977
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		80	78,681
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30		9	8,620
Gtd. Notes, 144A
2.450%	02/15/31		30	25,888
Sr. Unsec’d. Notes
5.050%	07/12/29		2,503	2,512,344

SEE NOTES TO FINANCIAL STATEMENTS.

A191

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,006	$2,455,538
3.187%	11/15/36	110	88,595
3.419%	04/15/33	1,442	1,262,653
Intel Corp.,
Sr. Unsec’d. Notes
3.100%	02/15/60	10	5,332
3.900%	03/25/30	20	18,714
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	25	21,411
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	27,234
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	65	55,345
2.650%	02/15/32	35	29,375
3.400%	05/01/30	40	36,647
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.900%	11/03/27	10	9,586

			6,640,940

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
2.043%	08/16/28	1,300	1,167,784
4.200%	05/01/30	20	18,947
5.353%	01/15/30	5,865	5,875,024

			7,061,755

Software — 0.1%
Autodesk, Inc.,
Sr. Unsec’d. Notes
2.400%	12/15/31	30	25,198
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	65	53,975
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	19,809
3.500%	07/01/29	40	37,537
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	10	9,705
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	80	77,129
2.650%	07/15/26	50	48,509
2.950%	04/01/30	100	90,285
3.850%	04/01/60	5	3,427
3.950%	03/25/51	5	3,699
4.000%	11/15/47	25	19,056
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	8,982

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Software (cont’d.)
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.000%	03/28/26		1,860	$1,865,827

				2,263,138

Telecommunications — 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26		200	193,001
2.250%	02/01/32		45	37,176
2.300%	06/01/27		75	70,806
2.550%	12/01/33		347	279,489
2.750%	06/01/31		110	95,696
3.550%	09/15/55		972	655,662
3.800%	12/01/57		13	9,002
4.250%	03/01/27		10	9,905
4.500%	05/15/35		900	832,714
4.500%	03/09/48		10	8,243
5.400%	02/15/34		3,340	3,355,168
6.950%	01/15/28		10	10,478
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30		10	11,599
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%(s)	12/31/30^		145	10,786
Sr. Sec’d. Notes, Series 3A14, 144A
0.000%(s)	12/31/30^		1	724
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%(s)	12/31/30^		89	605
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%
10.942%	05/25/27		1,237	1,215,711
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%
10.500%	11/25/28		664	595,915
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		900	883,209
5.875%	10/15/27		525	523,078
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.000%	04/15/31		1,000	792,719
4.500%	04/01/30		1,300	1,080,820
4.875%	06/15/29		100	86,981
10.000%	10/15/32		875	874,327
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		1,225	1,364,720
10.500%	05/15/30		238	259,125
10.750%	12/15/30(a)		469	525,711
11.000%	11/15/29		1,040	1,171,031
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A
5.750%	04/30/29	EUR	2,000	2,176,497

SEE NOTES TO FINANCIAL STATEMENTS.

A192

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30		109	$93,315
Sprint LLC,
Gtd. Notes
7.625%	03/01/26		785	802,776
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes, 144A
8.250%	09/01/27	GBP	732	767,452
11.750%	03/01/28	GBP	432	153,735
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		45	43,744
2.550%	02/15/31		10	8,598
2.625%	02/15/29		10	9,097
3.300%	02/15/51		5	3,299
3.750%	04/15/27		125	122,121
3.875%	04/15/30		137	128,927
4.375%	04/15/40		435	376,587
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30		75	62,223
1.680%	10/30/30		577	479,964
1.750%	01/20/31		55	45,324
2.355%	03/15/32		5,160	4,276,695
2.550%	03/21/31		54	46,527
2.850%	09/03/41		10	6,927
2.875%	11/20/50		105	64,339
3.150%	03/22/30		140	128,109
Sr. Unsec’d. Notes, 144A
4.780%	02/15/35		330	314,566
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	470	523,487
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		260	268,498

				25,857,208

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51		5	3,274
4.900%	04/01/44		10	9,144
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50		25	17,749
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27		10	9,689
3.800%	03/01/28		16	15,555
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)		2,500	2,626,944
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)		480	427,440

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		83	$82,211
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26		14	13,676
3.800%	08/01/28		54	52,320
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	10/01/51		9	6,716
3.950%	08/15/59		35	25,501
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		850	867,787

				4,158,006

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25		20	19,362
1.700%	06/15/26		30	28,657
4.000%	07/15/25		25	24,869
5.550%	05/01/28		4,000	4,059,027

				4,131,915

TOTAL CORPORATE BONDS (cost $721,829,616)				691,604,640

FLOATING RATE AND OTHER LOANS — 1.0%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.371%(c)	11/17/28		473	455,954

Commercial Services — 0.0%
OCS Group Investments Limited (United Kingdom),
Facility B1 Loan, SONIA + 5.750%
10.464%(c)	12/01/31	GBP	625	774,939

Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
7.803%(c)	03/01/29		1,323	1,323,059

Insurance — 0.1%
Asurion LLC,
New B-09 Term Loan, 1 Month SOFR + 3.364%
7.721%(c)	07/31/27		337	335,348
New B-11 Term Loan, 1 Month SOFR + 4.350%
8.707%(c)	08/21/28		452	452,444

				787,792

Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.897%(c)	01/18/28		338	329,815
Diamond Sports Group LLC,
Dip Term Loan
10.000%	01/14/25		345	370,378

SEE NOTES TO FINANCIAL STATEMENTS.

A193

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Media (cont’d.)
First Lien Term Loan, 1 Month SOFR + 10.100%
14.712%(c)	05/25/26		15	$12,709
Second Lien Term Loan
8.175%	08/24/26		1,959	4,962

				717,864

Metal Fabricate/Hardware — 0.1%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%
10.829%(c)	04/23/30		2,670	2,643,127
Tank Holding Corp.,
Term Loan, 3 Month SOFR + 6.000%
10.245%(c)	03/31/28		255	250,019

				2,893,146

Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.250%
9.707%(c)	02/01/27		197	191,761

Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Term B-5 Loan, 1 Month SOFR + 3.750%
8.227%(c)	12/10/28		368	367,570
Term Loan, 1 Month SOFR + 2.364%
6.709%(c)	04/23/26		40	40,185

				407,755

Retail — 0.4%
CD&R Firefly Bidco Plc (United Kingdom),
Facility B8, SONIA + 5.250%
10.032%(c)	06/21/28	GBP	1,100	1,370,205
EG Finco Ltd. (United Kingdom),
Additional Facility B2, 3 Month EURIBOR + 4.500%
—%(p)	02/07/28	EUR	3,500	3,626,606
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 3.250%
5.933%(c)	07/01/31	EUR	3,425	3,560,352
WSH Services Holding Ltd (United Kingdom),
Term B Loan, SONIA + 5.000%
9.701%(c)	05/16/31	GBP	225	282,100

				8,839,263

Telecommunications — 0.3%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
11.335%(c)	05/25/27		1,407	1,357,852
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
10.917%(c)	04/15/29		90	91,371
Term B-2, 1 Month SOFR + 6.560%
10.917%(c)	04/15/30		90	91,933

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Telecommunications (cont’d.)
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%
7.886%(c)	07/17/29	EUR	4,250	$4,440,883

				5,982,039

TOTAL FLOATING RATE AND OTHER LOANS (cost $23,189,560)				22,373,572

MUNICIPAL BONDS — 0.5%
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		30	27,667

California — 0.2%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50		1,125	1,277,688
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		1,550	1,774,330
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40		725	851,737

				3,903,755

Colorado — 0.0%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
2.800%	12/01/26		5	4,793
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50		770	779,781

				784,574

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40		1,380	1,454,255

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57		20	14,740

New Jersey — 0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41		1,175	1,314,665
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40		2,050	2,364,962

				3,679,627

New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35		20	16,055

SEE NOTES TO FINANCIAL STATEMENTS.

A194

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Revenue Bonds, Series 159
6.040%	12/01/29	25	$26,291

			42,346

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	651,945

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	825	798,633

Texas — 0.0%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	20	13,745

Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	356,373

			370,118

TOTAL MUNICIPAL BONDS (cost $10,906,665)			11,727,660

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.5%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%	04/25/63	4,234	4,049,807
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)
8.535%(c)	07/01/26^	914	914,774
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.969%(c)	09/25/31	89	89,449
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
6.719%(c)	01/26/32	372	374,013
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.269%(c)	01/26/32	1,240	1,273,311
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64	478	421,117
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,409	1,371,401
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.937%(cc)	09/25/47	215	196,643
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.819%(c)	03/25/42	260	279,443

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)
7.660%(c)	06/25/43	1,400	$1,475,003
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)
7.269%(c)	07/25/43	300	311,666
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)
6.269%(c)	07/25/44	250	250,982
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	1,112	1,047,436
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.019%(c)	04/25/34	857	869,239
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%	01/26/60	4,200	4,200,911
Fannie Mae REMIC,
Series 2011-116, Class ZA
3.500%	11/25/41	1,430	1,321,448
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,426,345
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.569%(c)	11/25/50	900	1,015,867
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.219%(c)	01/25/34	168	168,663
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.369%(c)	11/25/41	100	100,937
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.919%(c)	09/25/41	100	103,007
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.669%(c)	09/25/41	1,020	1,026,982
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.919%(c)	12/25/41	900	910,363
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
6.419%(c)	01/25/42	100	101,421
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.069%(c)	01/25/42	40	40,723
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.969%(c)	02/25/42	1,100	1,125,951
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.469%(c)	04/25/42	100	103,562

SEE NOTES TO FINANCIAL STATEMENTS.

A195

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac REMIC,
Series 4289, Class WZ
3.000%	01/15/44		622	$548,566
Series 4768, Class GA
3.500%	09/15/45		343	332,213
Series 4939, Class KT
3.000%	07/15/48		371	325,051
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.369%(c)	01/25/34		439	443,233
Kinbane DAC (Ireland),
Series 2024-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
4.189%(c)	01/24/63	EUR	1,380	1,428,591
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A
5.921%	07/25/39		1,000	1,002,267
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%
2.750%(c)	08/04/25^		3,700	3,702,187
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.992%(c)	05/26/66	EUR	2,000	2,061,611
Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)
4.492%(c)	05/26/66	EUR	4,200	4,303,780
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.203%(c)	01/25/48		261	256,380
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.469%(c)	04/25/34		900	912,854
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.069%(c)	05/25/33		3,709	3,754,402
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.910%(c)	03/29/27		2,705	2,730,979
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		1,736	1,622,018
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%	05/25/54		699	668,537
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.269%(c)	11/25/31		688	702,908
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.260%(c)	07/25/33		651	656,860

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A
5.846%	08/25/44		938	$944,021
Series 2024-CES09, Class A1A, 144A
5.582%	12/25/44		2,600	2,580,084
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.801%(c)	06/24/71	EUR	324	335,711
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
7.203%(cc)	02/25/34		105	100,153
Series 2004-18, Class 3A1
5.282%(cc)	12/25/34		828	757,351
Towd Point Mortgage Trust,
Series 2024-CES06, Class A1, 144A
5.725%	11/25/64		2,067	2,071,160

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $57,374,568)				56,811,381

SOVEREIGN BONDS — 1.2%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570	483,582
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		642	635,066
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		250	246,750
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		2,418	2,334,579
6.000%	07/19/28		770	761,915
6.875%	01/29/26		300	302,250
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	410	347,456
1.450%	09/18/26	EUR	375	376,503
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,250	1,312,616
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	978	892,444
5.250%	03/22/30	EUR	1,242	1,215,365
5.875%	10/17/31	EUR	1,513	1,467,329
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	8,544
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		200	181,427
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		3,770	3,721,102

SEE NOTES TO FINANCIAL STATEMENTS.

A196

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26		EUR	1,200	$1,271,609
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29		EUR	4,701	4,391,733
1.650%	03/03/33		EUR	582	483,612
3.125%	05/15/27		EUR	3,060	3,115,222
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33		EUR	351	291,663
3.125%	05/15/27		EUR	961	978,343
6.000%	06/12/34			1,333	1,311,339
6.250%	05/26/28			440	447,150

TOTAL SOVEREIGN BONDS (cost $28,106,399)					26,577,599

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.7%
Federal Home Loan Mortgage Corp.
2.000%	11/01/50			4,618	3,626,104
2.000%	01/01/51			879	690,127
2.000%	05/01/51	(k)		6,660	5,220,738
2.000%	10/01/51			2,120	1,656,163
2.500%	08/01/50			1,436	1,182,654
2.500%	08/01/50			3,218	2,653,126
2.500%	09/01/50			4,059	3,346,684
2.500%	12/01/50			1,088	902,844
2.500%	01/01/51			1,446	1,187,772
2.500%	03/01/51			2,697	2,210,616
2.500%	04/01/51			2,268	1,861,469
2.500%	05/01/51			5,561	4,551,557
2.500%	07/01/51			3,227	2,657,295
2.500%	07/01/51			8,707	7,109,024
2.500%	08/01/51			3,412	2,807,949
2.500%	08/01/51			11,292	9,349,895
2.500%	11/01/51			1,103	913,385
2.500%	01/01/52			2,060	1,703,931
2.500%	01/01/52			2,857	2,359,560
2.500%	04/01/52			488	402,804
3.000%	07/01/51			2,219	1,899,212
3.000%	11/01/51			887	758,350
3.000%	01/01/52			4,445	3,837,494
3.000%	02/01/52			6,364	5,421,050
3.000%	03/01/52			1,071	922,845
3.000%	06/01/52			518	445,518
3.000%	06/01/52			946	814,043
3.500%	02/01/47			503	455,074
3.500%	01/01/52			2,092	1,857,763
3.500%	03/01/52			2,651	2,361,024
3.500%	04/01/52			7,074	6,265,587
3.500%	05/01/52			6,918	6,130,237
4.500%	06/01/52			4,095	3,859,510
4.500%	09/01/52			3,498	3,296,817
4.500%	11/01/52			3,084	2,904,885
5.000%	08/01/52			1,669	1,613,345
5.000%	10/01/52			5,668	5,488,418
5.000%	11/01/52			951	920,553
5.000%	12/01/52			694	671,674
5.000%	01/01/53			2,407	2,323,806

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	10/01/33		250	$253,046
5.500%	06/01/34		2	2,072
5.500%	11/01/52		3,435	3,390,839
5.500%	12/01/52		804	795,843
5.500%	10/01/54		974	961,375
6.000%	11/01/33		23	23,054
6.000%	05/01/34		32	32,677
6.000%	06/01/34		58	58,113
6.000%	01/01/53		902	906,851
6.000%	03/01/53		909	913,586
6.000%	03/01/53		939	952,880
6.000%	04/01/53		915	921,397
6.250%	07/15/32	(k)	170	187,998
6.500%	07/01/32		3	3,561
6.500%	08/01/32		12	12,491
6.500%	08/01/32		12	12,739
6.500%	08/01/32		18	18,391
6.500%	09/01/32		19	19,196
6.500%	09/01/32		54	55,325
6.750%	03/15/31	(k)	545	609,001
Federal National Mortgage Assoc.
1.500%	02/01/51	(k)	16,197	11,999,039
1.500%	03/01/51		360	266,449
1.500%	05/01/51		529	392,633
2.000%	03/01/51		6,415	5,031,860
2.000%	04/01/51		6,258	4,907,796
2.000%	06/01/51		21,150	16,576,610
2.000%	07/01/51		3,016	2,363,205
2.000%	10/01/51		8,313	6,501,505
2.500%	06/01/50		2,250	1,856,908
2.500%	10/01/50		7,666	6,283,010
2.500%	01/01/51		2,419	1,994,734
2.500%	02/01/51		1,970	1,622,951
2.500%	03/01/51		4,946	4,053,451
2.500%	04/01/51		1,062	873,507
2.500%	05/01/51		1,249	1,026,871
2.500%	07/01/51		3,192	2,622,747
2.500%	09/01/51		3,470	2,856,901
2.500%	10/01/51		7,546	6,171,902
2.500%	11/01/51		4,675	3,833,086
2.500%	02/01/52		1,332	1,104,639
2.500%	03/01/52		597	493,604
3.000%	01/01/47		1,050	926,965
3.000%	04/01/48		5,840	5,149,569
3.000%	11/01/48		776	684,470
3.000%	07/01/50		1,196	1,029,487
3.000%	07/01/51		493	422,235
3.000%	11/01/51		1,397	1,195,343
3.000%	11/01/51		1,567	1,338,620
3.000%	11/01/51		12,197	10,434,922
3.000%	12/01/51		2,646	2,291,877
3.000%	12/01/51		4,501	3,855,136
3.000%	01/01/52		1,183	1,011,637
3.000%	02/01/52		855	731,986
3.000%	02/01/52		1,202	1,024,441
3.000%	03/01/52		1,784	1,518,253
3.000%	04/01/52		9,328	7,939,654
3.500%	TBA		7,000	6,190,917

SEE NOTES TO FINANCIAL STATEMENTS.

A197

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	05/01/51		3,485	$3,122,651
3.500%	07/01/51		1,025	914,122
3.500%	02/01/52		5,395	4,810,023
3.500%	03/01/52		622	552,477
3.500%	05/01/52		5,356	4,746,709
3.500%	06/01/52		2,268	2,017,472
4.000%	03/01/48		11,056	10,369,556
4.000%	04/01/52		577	527,741
4.000%	05/01/52		461	422,822
4.000%	06/01/52		14,161	12,973,390
4.500%	TBA		9,000	8,464,251
4.500%	08/01/40		709	687,851
4.500%	09/01/49		1,350	1,288,217
4.500%	06/01/52		5,427	5,113,068
4.500%	08/01/52		502	473,300
5.000%	03/01/53		7,741	7,511,655
5.000%	05/01/53		772	750,067
5.500%	02/01/33		3	2,693
5.500%	02/01/33		6	5,943
5.500%	03/01/33		7	7,520
5.500%	03/01/33		13	12,855
5.500%	03/01/33		17	16,877
5.500%	04/01/33		2	2,200
5.500%	04/01/33		8	8,428
5.500%	04/01/33		11	10,539
5.500%	04/01/33		12	12,527
5.500%	07/01/33		10	10,206
5.500%	07/01/33		11	11,413
5.500%	08/01/33		11	11,254
5.500%	02/01/34		11	10,736
5.500%	04/01/34		11	10,639
5.500%	06/01/34		14	14,345
5.500%	11/01/52		11,541	11,450,283
5.500%	04/01/53		2,863	2,827,223
5.500%	09/01/54		3,984	3,932,940
6.000%	10/01/33		1	1,307
6.000%	10/01/33		133	134,346
6.000%	03/01/34		18	18,195
6.000%	02/01/35		67	69,191
6.000%	11/01/36		18	19,016
6.000%	11/01/52		894	899,471
6.000%	11/01/52		1,846	1,855,999
6.000%	12/01/52		2,847	2,864,663
6.000%	04/01/53		445	447,918
6.500%	08/01/32		45	46,186
6.500%	09/01/32		19	19,441
6.500%	09/01/32		55	56,085
6.500%	10/01/32		31	31,500
6.500%	04/01/33		49	50,612
6.500%	11/01/33		1	1,465
6.625%	11/15/30	(k)	830	920,532
7.000%	05/01/32		17	17,721
7.000%	06/01/32		3	3,147
7.000%	03/01/53		297	308,007
7.125%	01/15/30	(k)	785	879,575
Government National Mortgage Assoc.
2.000%	10/20/50		2,357	1,886,897
2.000%	12/20/50		4,212	3,376,099

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	02/20/51		6,269	$5,021,891
2.500%	09/20/50		3,198	2,679,594
2.500%	03/20/51		980	819,205
2.500%	04/20/51		9,139	7,637,435
2.500%	08/20/51		2,119	1,770,763
2.500%	09/20/51		971	811,621
3.000%	08/20/51		9,423	8,176,359
3.500%	01/20/48		89	80,333
3.500%	11/20/51		3,972	3,562,677
3.500%	12/20/51		10,147	9,093,496
3.500%	01/20/52		2,792	2,499,563
3.500%	04/20/52		557	498,476
3.500%	05/20/52		419	374,391
4.000%	02/20/49		179	166,904
4.000%	08/20/52		4,222	3,891,317
4.500%	08/20/52		5,836	5,529,057
5.000%	07/20/52		3,111	3,025,803
5.000%	09/20/52		1,257	1,223,027
5.500%	01/15/33		21	21,697
5.500%	02/15/33		13	13,219
5.500%	05/15/33		72	73,757
5.500%	06/15/33		83	85,883
5.500%	09/15/33		18	18,015
5.500%	07/15/35		24	24,194
5.500%	04/20/52		1,144	1,142,409
5.500%	05/20/52		1,198	1,195,904
5.500%	06/20/52		1,037	1,028,793
5.500%	09/20/52		1,370	1,364,922
5.500%	11/20/52		1,225	1,220,037
6.000%	TBA		6,500	6,542,656
6.000%	12/15/32		45	47,043
6.000%	11/15/33		18	18,583
6.000%	01/15/34		5	4,835
6.000%	06/20/34		125	129,672
6.000%	11/15/34		145	150,045
6.000%	09/20/52		1,652	1,672,267
6.000%	02/20/53		1,292	1,305,635
6.000%	06/20/53		961	972,050
6.500%	TBA		7,000	7,119,868
6.500%	09/15/32		25	24,969
6.500%	09/15/32		63	64,130
6.500%	09/15/32		89	91,365
6.500%	11/15/33		47	47,688

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $435,126,351)				425,603,171

U.S. TREASURY OBLIGATIONS — 13.7%
U.S. Treasury Bonds
1.625%	11/15/50		26,215	13,689,145
2.000%	11/15/41		15,455	10,383,828
2.250%	05/15/41		11,420	8,106,416
2.250%	08/15/49		26,085	16,168,624
2.375%	11/15/49		20,800	13,234,000
3.000%	11/15/44		21,665	16,448,474
3.000%	02/15/49		27,810	20,253,502
4.000%	11/15/52		10,700	9,330,734
4.125%	08/15/44		5,255	4,759,881
4.250%	08/15/54	(h)(k)	32,955	30,153,825

SEE NOTES TO FINANCIAL STATEMENTS.

A198

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.625%	11/15/44(h)	25,000	$24,253,906
4.750%	11/15/43	1,740	1,719,066
4.750%	11/15/53	9,795	9,703,172
U.S. Treasury Notes
3.875%	08/15/33	18,915	18,010,627
4.125%	11/15/27	18,360	18,283,978
4.125%	11/30/31(h)	700	685,344
4.250%	11/30/26	25,000	24,999,024
4.250%	11/15/34	12,780	12,454,509
4.500%	12/31/31	28,625	28,656,709
U.S. Treasury Strips Coupon
2.335%(s)	08/15/44	2,500	929,004
2.364%(s)	05/15/45	3,420	1,226,658
2.377%(s)	08/15/45	1,250	442,090
3.143%(s)	08/15/41	1,350	580,184
3.641%(s)	05/15/44	15,225	5,730,785
3.986%(s)	11/15/41	2,215	941,202
4.146%(s)	05/15/43	11,475	4,533,970
4.327%(s)	08/15/43	120	46,884
4.483%(s)	11/15/45	2,605	910,122
4.500%(s)	05/15/46	865	294,674
4.652%(s)	05/15/49	620	183,021
4.663%(s)	02/15/50	1,090	311,544
4.709%(s)	05/15/39	8,275	4,042,790
4.768%(s)	11/15/40	1,905	853,157
4.791%(s)	02/15/42	19,545	8,202,792
4.920%(s)	08/15/48	830	253,993
5.158%(s)	02/15/41	130	57,383

TOTAL U.S. TREASURY OBLIGATIONS (cost $330,127,207)			310,835,017

		Shares

COMMON STOCKS — 0.1%
Chemicals — 0.0%
TPC Group, Inc.*^		14,880	446,400

Gas Utilities — 0.0%
Ferrellgas Partners LP (Class B Stock)		5,622	705,248

Oil, Gas & Consumable Fuels — 0.1%
Expand Energy Corp.		12,213	1,215,804

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*^		65,188	391,128

TOTAL COMMON STOCKS (cost $748,057)			2,758,580

PREFERRED STOCKS — 0.1%
Banks — 0.1%
Citigroup Capital XIII, 11.221%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40		45,000	1,348,650

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)		25,000	587,250

Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^		402	402,000

	Shares	Value

PREFERRED STOCKS (continued)
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*^	6,874	$76,335

TOTAL PREFERRED STOCKS (cost $2,197,370)		2,414,235

TOTAL LONG-TERM INVESTMENTS (cost $2,349,854,595)		2,275,859,435

SHORT-TERM INVESTMENTS — 2.3%
AFFILIATED MUTUAL FUNDS — 2.3%
PGIM Core Ultra Short Bond Fund(wb)	33,254,976	33,254,976
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $19,727,742; includes $19,547,165 of cash collateral for securities on loan)(b)(wb)	19,755,144	19,743,291

TOTAL AFFILIATED MUTUAL FUNDS (cost $52,982,718)		52,998,267

OPTIONS PURCHASED*~ — 0.0%
(cost $74,001)		167,142

TOTAL SHORT-TERM INVESTMENTS (cost $53,056,719)		53,165,409

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.5%
(cost $2,402,911,314)		2,329,024,844

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $367,448)		(417,881)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.5%
(cost $2,402,543,866)		2,328,606,963

Liabilities in excess of other assets(z) — (2.5)%		(57,318,403)

NET ASSETS — 100.0%		$2,271,288,560

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~

See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,293,340 and 0.5% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,046,407; cash collateral of $19,547,165 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

SEE NOTES TO FINANCIAL STATEMENTS.

A199

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
CSC Holdings LLC,
Gtd. Notes, 144A, 3.375%, 02/15/31	08/03/20	$1,000,000	$705,052	0.1%
CSC Holdings LLC,
Gtd. Notes, 144A, 4.125%, 12/01/30	06/07/24	127,500	144,020	0.0
CSC Holdings LLC,
Gtd. Notes, 144A, 5.375%, 02/01/28	06/06/24	301,000	344,529	0.0
CSC Holdings LLC,
Gtd. Notes, 144A, 5.500%, 04/15/27	10/19/20	686,969	581,222	0.0
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A, 4.625%, 12/01/30	08/03/20	1,032,500	519,997	0.0
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A, 6.625%, 08/15/27(d)	07/18/19-09/21/20	401,250	594	0.0
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A, 5.375%, 08/15/26(d)	07/18/19-08/30/22	1,322,435	7,078	0.0

Total		$4,871,654	$2,302,492	0.1%

Unfunded corporate bond commitment outstanding at December 31, 2024:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $646,905)^	657	$646,905	$—	$—

Unfunded loan commitment outstanding at December 31, 2024:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $266,244)	269	$266,310	$66	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A200

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00	62	155	$8,525

(cost $7,848)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	25,850	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	17,230	2,043
Currency Option USD vs CLP	Call	GSI	01/02/25	1,150.00	—	1,385	—
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20	—	2,149	51,028
Currency Option USD vs COP	Call	JPM	01/09/25	5,100.00	—	1,399	1
Currency Option USD vs KRW	Call	JPM	01/02/25	1,650.00	—	1,086	—
Currency Option USD vs TRY	Call	BOA	01/02/25	60.00	—	700	—
Currency Option USD vs ZAR	Call	DB	01/02/25	21.00	—	1,086	—
Currency Option USD vs BRL	Put	MSI	01/02/25	5.20	—	831	—
Currency Option USD vs BRL	Put	JPM	01/08/25	5.20	—	1,401	—
Currency Option USD vs BRL	Put	JPM	01/16/25	5.40	—	1,387	14
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00	—	1,378	2
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00	—	689	1
Currency Option USD vs CNH	Put	MSI	01/02/25	6.70	—	1,086	—
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10	—	2,149	113
Currency Option USD vs COP	Put	MSI	01/16/25	3,900.00	—	1,071	—
Currency Option USD vs MXN	Put	MSI	01/02/25	18.00	—	652	—
Currency Option USD vs MXN	Put	MSI	01/16/25	18.00	—	648	—
Currency Option USD vs MXN	Put	MSI	01/21/25	18.50	—	827	1

Total OTC Traded (cost $66,153)							$53,203

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.490%	18,490	$—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.490%	18,490	7,207
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.490%	18,490	12,992
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/ 4.490%	4.24%(A)	7,215	28,375
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/ 4.490%	4.19%(A)	5,410	56,840

Total OTC Swaptions (cost $0)								$105,414

Total Options Purchased (cost $74,001)								$167,142

SEE NOTES TO FINANCIAL STATEMENTS.

A201

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50	62	155	$(36,812)
3 Month SOFR	Put	12/12/25	$96.50	62	155	(103,850)

Total Exchange Traded (premiums received $137,129)						$(140,662)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	25,850	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	17,230	(6)
Currency Option USD vs CLP	Call	GSI	01/02/25	990.00	—	1,385	(7,492)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45	—	2,149	(17,486)
Currency Option USD vs COP	Call	JPM	01/09/25	4,350.00	—	1,399	(21,533)
Currency Option USD vs TRY	Call	BOA	01/02/25	35.40	—	700	(1,689)
Currency Option USD vs ZAR	Call	DB	01/02/25	18.30	—	1,086	(34,078)
Currency Option USD vs BRL	Put	MSI	01/02/25	5.97	—	831	(2)
Currency Option USD vs BRL	Put	JPM	01/08/25	6.00	—	1,401	(1,092)
Currency Option USD vs BRL	Put	JPM	01/16/25	6.15	—	1,387	(12,626)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.15	—	689	(7,648)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.20	—	1,378	(20,587)
Currency Option USD vs CNH	Put	MSI	01/02/25	7.25	—	1,086	(12)
Currency Option USD vs CNH	Put	JPM	05/08/25	6.98	—	2,149	(6,491)
Currency Option USD vs COP	Put	MSI	01/16/25	4,300.00	—	1,071	(1,443)
Currency Option USD vs MXN	Put	MSI	01/16/25	20.18	—	648	(330)
Currency Option USD vs MXN	Put	MSI	01/21/25	20.40	—	827	(1,885)

Total OTC Traded (premiums received $188,133)							$(134,400)

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.490%	2.52%(A)	36,980	$—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.490%	3.10%(A)	36,980	(918)
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.490%	3.29%(A)	36,980	(11,160)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.490%	18,490	(11,848)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.490%	18,490	(9,700)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.490%	14,430	(18,857)
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.39%	4.39%(A)	1 Day SOFR(A)/ 4.490%	10,820	(60,115)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	20,930	(12,453)

SEE NOTES TO FINANCIAL STATEMENTS.

A202

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Written (continued):

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.43.V1, 12/20/29	Put	BNP	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	20,900	$(8,884)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	20,900	(8,884)

Total OTC Swaptions (premiums received $ 42,186)								$(142,819)

Total Options Written (premiums received $367,448)								$(417,881)

Option Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1,
12/20/29	Put	01/15/25	$106.00	CDX.NA.HY.43.V1(Q)	5.00%(Q)	6,800	$6,270	$(56,970)

(cost $63,240)

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43.V1,
12/20/29	Call	01/15/25	0.50%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	34,000	$(17,728)	$17,547
CDX.NA.IG.43.V1,
12/20/29	Put	01/15/25	0.75%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	34,000	(3,711)	22,214

Total Centrally Cleared Swaptions (premiums received $61,200)							$(21,439)	$39,761

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,048	2 Year U.S. Treasury Notes	Mar. 2025	$215,478,626	$ (215,762)
1,398	5 Year U.S. Treasury Notes	Mar. 2025	148,613,957	(1,288,461)
598	10 Year U.S. Treasury Notes	Mar. 2025	65,032,500	(845,804)
771	10 Year U.S. Ultra Treasury Notes	Mar. 2025	85,821,938	(1,417,609)
433	20 Year U.S. Treasury Bonds	Mar. 2025	49,294,344	(1,574,543)

				(5,342,179)

Short Positions:
58	5 Year Euro-Bobl	Mar. 2025	7,080,946	93,095
75	10 Year Euro-Bund	Mar. 2025	10,366,787	274,567
173	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	20,570,781	1,054,471
15	Euro Schatz Index	Mar. 2025	1,662,306	7,136

				1,429,269

				$(3,912,910)

SEE NOTES TO FINANCIAL STATEMENTS.

A203

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 01/23/25	MSI	BRL	3,425	$545,300	$551,969	$6,669	$—
Expiring 02/04/25	BOA	BRL	9,875	1,619,937	1,588,003	—	(31,934)
Expiring 02/04/25	GSI	BRL	30,031	5,146,548	4,829,255	—	(317,293)
Expiring 02/04/25	GSI	BRL	6,537	1,113,000	1,051,246	—	(61,754)
Czech Koruna,
Expiring 01/21/25	DB	CZK	37,170	1,570,000	1,528,356	—	(41,644)
Expiring 01/21/25	MSI	CZK	27,894	1,199,000	1,146,944	—	(52,056)
Euro,
Expiring 01/21/25	BOA	EUR	1,321	1,400,500	1,369,289	—	(31,211)
Expiring 01/21/25	CITI	EUR	1,324	1,400,500	1,372,529	—	(27,971)
Expiring 01/21/25	CITI	EUR	515	540,500	533,912	—	(6,588)
Expiring 01/21/25	CITI	EUR	511	540,500	530,022	—	(10,478)
Expiring 01/21/25	SSB	EUR	11,058	11,743,396	11,463,928	—	(279,468)
Hungarian Forint,
Expiring 01/21/25	DB	HUF	618,702	1,654,000	1,556,022	—	(97,978)
Indian Rupee,
Expiring 03/19/25	BOA	INR	256,064	3,008,000	2,968,053	—	(39,947)
Expiring 03/19/25	BOA	INR	165,565	1,944,000	1,919,073	—	(24,927)
Expiring 03/19/25	HSBC	INR	195,999	2,294,000	2,271,845	—	(22,155)
Expiring 03/19/25	UAG	INR	669,393	7,834,943	7,758,992	—	(75,951)
Indonesian Rupiah,
Expiring 03/19/25	JPM	IDR	122,288,000	7,669,844	7,505,703	—	(164,141)
Mexican Peso,
Expiring 03/19/25	JPM	MXN	17,854	869,126	845,144	—	(23,982)
Expiring 03/19/25	UAG	MXN	35,742	1,747,386	1,691,917	—	(55,469)
New Taiwanese Dollar,
Expiring 03/19/25	BOA	TWD	79,367	2,439,000	2,419,442	—	(19,558)
Expiring 03/19/25	CITI	TWD	76,833	2,378,000	2,342,186	—	(35,814)
Expiring 03/19/25	CITI	TWD	61,286	1,898,000	1,868,258	—	(29,742)
Philippine Peso,
Expiring 03/19/25	GSI	PHP	208,633	3,566,552	3,568,965	2,413	—
Expiring 03/19/25	JPM	PHP	72,726	1,226,000	1,244,090	18,090	—
Expiring 03/19/25	JPM	PHP	72,507	1,226,000	1,240,336	14,336	—
Polish Zloty,
Expiring 01/21/25	BOA	PLN	2,833	692,668	685,485	—	(7,183)
Expiring 01/21/25	UAG	PLN	7,187	1,797,424	1,738,783	—	(58,641)
South African Rand,
Expiring 03/19/25	BARC	ZAR	29,621	1,648,184	1,558,410	—	(89,774)
South Korean Won,
Expiring 01/02/25	MSI	KRW	2,007,565	1,399,000	1,362,466	—	(36,534)
Thai Baht,
Expiring 03/19/25	BOA	THB	52,158	1,537,000	1,537,767	767	—
Expiring 03/19/25	CITI	THB	62,699	1,821,000	1,848,539	27,539	—
Turkish Lira,
Expiring 01/08/25	HSBC	TRY	81,297	2,258,357	2,281,157	22,800	—
Expiring 01/15/25	HSBC	TRY	109,385	3,034,214	3,047,074	12,860	—
Expiring 01/22/25	CITI	TRY	63,028	1,737,137	1,743,119	5,982	—

				$82,499,016	$80,968,279	111,456	(1,642,193)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 01/23/25	JPM	BRL	3,425	$545,300	$551,969	$—	$(6,669)

SEE NOTES TO FINANCIAL STATEMENTS.

A204

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 01/21/25	HSBC	GBP	1,309	$1,697,240	$1,637,943	$59,297	$—
Expiring 01/21/25	SCB	GBP	11,500	14,594,830	14,394,274	200,556	—
Expiring 01/21/25	SCB	GBP	545	694,485	681,658	12,827	—
Chilean Peso,
Expiring 03/19/25	TD	CLP	579,537	597,215	582,171	15,044	—
Chinese Renminbi,
Expiring 03/19/25	BOA	CNH	19,635	2,716,000	2,680,978	35,022	—
Expiring 03/19/25	GSI	CNH	16,600	2,287,210	2,266,634	20,576	—
Expiring 03/19/25	SCB	CNH	15,202	2,101,000	2,075,664	25,336	—
Czech Koruna,
Expiring 01/21/25	BOA	CZK	33,232	1,391,876	1,366,422	25,454	—
Expiring 01/21/25	UAG	CZK	158,869	6,830,211	6,532,390	297,821	—
Expiring 01/21/25	UAG	CZK	48,837	2,022,000	2,008,082	13,918	—
Euro,
Expiring 01/21/25	BOA	EUR	877	923,972	908,924	15,048	—
Expiring 01/21/25	CITI	EUR	2,642	2,801,000	2,739,343	61,657	—
Expiring 01/21/25	CITI	EUR	1,989	2,149,000	2,062,474	86,526	—
Expiring 01/21/25	CITI	EUR	1,028	1,081,000	1,065,828	15,172	—
Expiring 01/21/25	CITI	EUR	127	133,618	131,552	2,066	—
Expiring 01/21/25	GSI	EUR	1,938	2,120,284	2,009,153	111,131	—
Expiring 01/21/25	HSBC	EUR	102,000	107,883,176	105,744,873	2,138,303	—
Expiring 01/21/25	HSBC	EUR	5,982	6,347,245	6,201,150	146,095	—
Expiring 01/21/25	HSBC	EUR	918	959,031	951,834	7,197	—
Expiring 01/21/25	JPM	EUR	259	275,036	268,213	6,823	—
Expiring 01/21/25	JPM	EUR	25	26,042	25,680	362	—
Expiring 01/21/25	TD	EUR	1,965	2,071,815	2,037,485	34,330	—
Hungarian Forint,
Expiring 01/21/25	UAG	HUF	462,802	1,168,000	1,163,939	4,061	—
Expiring 01/21/25	UAG	HUF	333,597	898,712	838,990	59,722	—
Indonesian Rupiah,
Expiring 03/19/25	CITI	IDR	22,593,315	1,409,000	1,386,716	22,284	—
New Taiwanese Dollar,
Expiring 03/19/25	BOA	TWD	104,749	3,229,022	3,193,187	35,835	—
Expiring 03/19/25	CITI	TWD	268,720	8,330,322	8,191,657	138,665	—
Expiring 03/19/25	SCB	TWD	65,679	2,025,000	2,002,157	22,843	—
Peruvian Nuevo Sol,
Expiring 03/19/25	SCB	PEN	5,217	1,399,000	1,385,327	13,673	—
Polish Zloty,
Expiring 01/21/25	BARC	PLN	4,883	1,199,000	1,181,399	17,601	—
Expiring 01/21/25	BOA	PLN	4,908	1,207,000	1,187,509	19,491	—
Expiring 01/21/25	GSI	PLN	6,246	1,538,000	1,511,222	26,778	—
Singapore Dollar,
Expiring 03/19/25	JPM	SGD	3,326	2,469,000	2,443,304	25,696	—
Expiring 03/19/25	SCB	SGD	8,329	6,248,412	6,118,122	130,290	—
South African Rand,
Expiring 01/02/25	BARC	ZAR	38,168	2,033,130	2,022,181	10,949	—
South Korean Won,
Expiring 03/19/25	BOA	KRW	3,092,724	2,138,000	2,099,558	38,442	—
Expiring 03/19/25	HSBC	KRW	1,945,787	1,382,000	1,320,937	61,063	—
Expiring 03/19/25	JPM	KRW	10,277,750	7,216,153	6,977,259	238,894	—
Thai Baht,
Expiring 03/19/25	HSBC	THB	228,038	6,727,680	6,723,204	4,476	—
Expiring 03/19/25	JPM	THB	64,529	1,886,000	1,902,494	—	(16,494)
Turkish Lira,
Expiring 01/22/25	CITI	TRY	40,864	1,134,000	1,130,143	3,857	—

SEE NOTES TO FINANCIAL STATEMENTS.

A205

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 01/22/25	CITI	TRY	25,242	$700,000	$698,103	$1,897	$—

				$216,586,017	$212,402,102	4,207,078	(23,163)

						$4,318,534	$(1,665,356)

Credit default swap agreements outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650	%(M)	3,711	*	$5,215	$(259)	$5,474	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,755	$(48,565)	$(39,032)	$(9,533)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	3,145	(2,411)	(802)	(1,609)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,050	(804)	(266)	(538)	BARC

					$(51,780)	$(40,100)	$(11,680)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		2,120	0.299%	$14,912	$14,745	$167	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		2,120	0.258%	15,746	14,948	798	GSI
Kingdom of Norway	12/20/25	—%(Q)		5,780	0.036%	(2,011)	(2,766)	755	BARC
Morgan Stanley	12/20/25	1.000%(Q)		2,120	0.261%	15,682	14,745	937	GSI
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	2,130	0.091%	948	604	344	BARC
UBS Group AG	03/20/25	1.000%(Q)	EUR	3,900	0.183%	8,540	7,620	920	GSI
United Mexican States	06/20/25	1.000%(Q)		330	2.259%	(1,820)	(838)	(982)	MSI
United Mexican States	12/20/25	1.000%(Q)		1,160	2.738%	(18,622)	(17,996)	(626)	MSI
United Mexican States	12/24/25	3.750%(M)		3,720	2.747%	38,662	—	38,662	GSI

						$72,037	$31,062	$40,975

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.43.V1	12/20/29	5.000	%(Q)	6,090	$(498,038)	$(478,827)	$19,211

SEE NOTES TO FINANCIAL STATEMENTS.

A206

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000	%(Q)	126,910	0.499%	$2,980,239	$2,875,026	$(105,213)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.700%	$(184,608)	$345,112	$529,720
GBP	2,920	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.700%	150,731	342,061	191,330
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.700%	(145,549)	432,601	578,150
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.700%	(9,088)	70,207	79,295
	13,780	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(18,666)	(18,666)
	17,596	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.490%	—	5,649	5,649
	35,145	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.490%	—	4,342	4,342
	140,270	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.490%	—	363,378	363,378
	42,315	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(138,771)	(138,771)
	51,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.490%	339,602	278,121	(61,481)
	71,865	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(293,057)	(293,057)
	9,580	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.490%	1,772	(93,513)	(95,285)
	22,980	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(333,992)	(333,992)

SEE NOTES TO FINANCIAL STATEMENTS.

A207

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
6,285	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.490%	$(45,342)	$(217,824)	$(172,482)
2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.490%	1,278,108	1,313,343	35,235
5,565	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.490%	43,136	207,553	164,417
17,515	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.490%	—	328,550	328,550

				$1,428,762	$2,595,094	$1,166,332

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	03/20/25	(20,600)	$ 2,040,649	$—	$ 2,040,649
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	JPM	01/13/25	19,625	(957,147)	—	(957,147)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	JPM	01/24/25	14,300	(912,187)	—	(912,187)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 4.550%	GSI	01/24/25	15,820	(789,631)	—	(789,631)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	JPM	01/30/25	12,265	(577,723)	—	(577,723)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	GSI	02/03/25	17,905	(1,119,042)	—	(1,119,042)
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.610%	JPM	05/06/25	15,220	(780,962)	—	(780,962)

					$(3,096,043)	$—	$(3,096,043)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$52,662	$(61,959)	$2,088,706	$(5,149,980)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$11,767,326

SEE NOTES TO FINANCIAL STATEMENTS.

A208

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$15,700,227	$—
Collateralized Loan Obligations.	—	401,727,184	—
Consumer Loans	—	15,955,132	—
Credit Cards.	—	4,397,908	—
Home Equity Loans	—	13,278,050	—
Other	—	17,393,276	—
Residential Mortgage-Backed Securities	—	490,634	965,458
Student Loans	—	5,947,354	—
Commercial Mortgage-Backed Securities	—	249,298,357	—
Corporate Bonds	—	690,265,745	1,338,895
Floating Rate and Other Loans	—	19,322,690	3,050,882
Municipal Bonds	—	11,727,660	—
Residential Mortgage-Backed Securities	—	52,194,420	4,616,961
Sovereign Bonds	—	26,577,599	—
U.S. Government Agency Obligations	—	425,603,171	—
U.S. Treasury Obligations	—	310,835,017	—
Common Stocks	1,215,804	705,248	837,528
Preferred Stocks	1,935,900	—	478,335
Short-Term Investments
Affiliated Mutual Funds	52,998,267	—	—
Options Purchased	8,525	158,617	—

Total	$56,158,496	$2,261,578,289	$11,288,059

Liabilities
Options Written	$(140,662)	$(277,219)	$—

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Unfunded Loan Commitment.	—	—	66
Centrally Cleared Swaptions Written	—	39,761	—
Futures Contracts	1,429,269	—	—
OTC Forward Foreign Currency Exchange Contracts	—	4,318,534	—
Centrally Cleared Credit Default Swap Agreement	—	19,211	—
OTC Credit Default Swap Agreements	—	94,490	5,215
Centrally Cleared Interest Rate Swap Agreements	—	2,280,066	—
OTC Total Return Swap Agreement	—	2,040,649	—

Total	$1,429,269	$8,792,711	$5,281

Liabilities
Centrally Cleared Swaptions Purchased	$—	$(56,970)	$—
Futures Contracts	(5,342,179)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,665,356)	—
Centrally Cleared Credit Default Swap Agreement	—	(105,213)	—
OTC Credit Default Swap Agreements	—	(74,233)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A209

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$(1,113,734)	$—
OTC Total Return Swap Agreements	—	(5,136,692)	—

Total	$(5,342,179)	$(8,152,198)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments, unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Centrally cleared swaptions, futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

U.S. Government Agency Obligations	18.7%
Collateralized Loan Obligations	17.7
U.S. Treasury Obligations	13.7
Commercial Mortgage-Backed Securities	11.0
Banks	7.5
Pipelines	2.6
Residential Mortgage-Backed Securities	2.6
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	2.3
Electric	2.3
Oil & Gas	2.1
Healthcare-Services	1.5
Telecommunications	1.4
Real Estate Investment Trusts (REITs)	1.3
Sovereign Bonds	1.2
Chemicals	0.9
Retail	0.9
Media	0.9
Auto Manufacturers	0.8
Other	0.8
Agriculture	0.8
Consumer Loans	0.7
Automobiles	0.7
Foods	0.7
Pharmaceuticals	0.6
Home Equity Loans	0.6
Insurance	0.6
Aerospace & Defense	0.5
Municipal Bonds	0.5
Diversified Financial Services	0.5
Commercial Services	0.4
Mining	0.4
Packaging & Containers	0.4
Auto Parts & Equipment	0.4
Entertainment	0.3
Engineering & Construction	0.3
Shipbuilding	0.3
Leisure Time	0.3
Semiconductors	0.3
Airlines	0.3
Student Loans	0.2

Biotechnology	0.2%
Credit Cards	0.2
Beverages	0.2
Transportation	0.2
Trucking & Leasing	0.2
Lodging	0.2
Building Materials	0.1
Office/Business Equipment	0.1
Metal Fabricate/Hardware	0.1
Machinery-Diversified	0.1
Computers	0.1
Healthcare-Products	0.1
Gas	0.1
Software	0.1
Multi-National	0.1
Home Builders	0.1
Distribution/Wholesale	0.1
Oil, Gas & Consumable Fuels	0.1
Iron/Steel	0.1
Apparel	0.0	*
Housewares	0.0	*
Electrical Components & Equipment	0.0	*
Gas Utilities	0.0	*
Capital Markets	0.0	*
Oil & Gas Services	0.0	*
Wireless Telecommunication Services	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Environmental Control	0.0	*
Miscellaneous Manufacturing	0.0	*
Internet	0.0	*
Options Purchased	0.0	*
Forest Products & Paper	0.0	*
Machinery-Construction & Mining	0.0	*
Electronics	0.0	*

	102.5
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.5)

	100.0%

* Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A210

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps and swaptions	$58,972	*	Due from/to broker-variation margin swaps and swaptions	$162,183	*
Credit contracts	Premiums paid for OTC swap agreements	52,662		Premiums received for OTC swap agreements	61,959
Credit contracts	—	—		Options written outstanding, at value	30,221
Credit contracts	Unrealized appreciation on OTC swap agreements	48,057		Unrealized depreciation on OTC swap agreements	13,288
Foreign exchange contracts	Unaffiliated investments	51,160		Options written outstanding, at value	134,394
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	4,318,534		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,665,356
Interest rate contracts	Due from/to broker-variation margin futures	1,429,269	*	Due from/to broker-variation margin futures	5,342,179	*
Interest rate contracts	Due from/to broker-variation margin swaps	2,280,066	*	Due from/to broker-variation margin swaps	1,113,734	*
Interest rate contracts	Unaffiliated investments	115,982		Options written outstanding, at value	253,266
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,040,649		Unrealized depreciation on OTC swap agreements	5,136,692

		$10,395,351			$13,913,272

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$ —	$ 32,256	$ —	$ —	$ 2,320,044
Foreign exchange contracts	(9,735)	185,137	—	7,270,626	—
Interest rate contracts	70,012	(35,948)	(9,804,848)	—	(6,355,487)

Total	$60,277	$181,445	$(9,804,848)	$7,270,626	$(4,035,443)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(56,970)	$51,765	$ —	$ —	$(263,011)

SEE NOTES TO FINANCIAL STATEMENTS.

A211

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$22,788	$43,744	$—	$3,781,518	$—
Interest rate contracts	70,353	(106,142)	(11,465,746)	—	(262,010)

Total	$36,171	$(10,633)	$(11,465,746)	$3,781,518	$(525,021)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 27,448
Options Written (2)	87,455,200
Futures Contracts - Long Positions (2)	504,427,995
Futures Contracts - Short Positions (2)	34,684,590
Forward Foreign Currency Exchange Contracts - Purchased (3)	96,725,722
Forward Foreign Currency Exchange Contracts - Sold (3)	228,880,999
Interest Rate Swap Agreements (2)	369,710,620
Credit Default Swap Agreements - Buy Protection (2)	5,149,376
Credit Default Swap Agreements - Sell Protection (2)	79,555,815
Total Return Swap Agreements (2)	108,508,358

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$19,046,407	$(19,046,407)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$30,253	$(144,320)	$(114,067)	$—	$(114,067)
BNP	—	(8,884)	(8,884)	—	(8,884)
BOA	170,059	(156,449)	13,610	—	13,610
CITI	385,844	(144,219)	241,625	(241,625)	—
DB	—	(173,700)	(173,700)	—	(173,700)
GSI	2,300,563	(2,316,808)	(16,245)	16,245	—
HSBC	2,452,091	(22,155)	2,429,936	(1,990,022)	439,914
JPM	442,615	(3,577,511)	(3,134,896)	3,134,896	—
MSI	6,673	(140,939)	(134,266)	—	(134,266)
SCB	405,525	—	405,525	(320,000)	85,525

SEE NOTES TO FINANCIAL STATEMENTS.

A212

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
SSB	$—	$(279,468)	$(279,468)	$270,928	$(8,540)
TD	49,374	—	49,374	—	49,374
UAG	375,522	(190,061)	185,461	(185,461)	—

	$6,618,519	$(7,154,514)	$(535,995)	$684,961	$148,966

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A213

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $19,046,407:
Unaffiliated investments (cost $2,349,928,596)	$2,276,026,577
Affiliated investments (cost $52,982,718)	52,998,267
Foreign currency, at value (cost $5,660,653)	5,635,406
Cash	96,837
Receivable for investments sold	54,170,389
Dividends and interest receivable	19,921,194
Unrealized appreciation on OTC forward foreign currency exchange contracts	4,318,534
Unrealized appreciation on OTC swap agreements	2,088,706
Receivable for Portfolio shares sold	426,450
Premiums paid for OTC swap agreements	52,662
Unrealized appreciation on unfunded loan commitment	66
Prepaid expenses	17,464

Total Assets	2,415,752,552

LIABILITIES
Payable for investments purchased	115,840,079
Payable to broker for collateral for securities on loan	19,547,165
Unrealized depreciation on OTC swap agreements	5,149,980
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,665,356
Management fee payable	764,251
Due to broker-variation margin futures	504,195
Accrued expenses and other liabilities	461,670
Options written outstanding, at value (premiums received $367,448)	417,881
Premiums received for OTC swap agreements	61,959
Payable for Portfolio shares purchased	37,374
Due to broker-variation margin swaps and swaptions	7,756
Distribution fee payable	3,866
Trustees’ fees payable	1,270
Affiliated transfer agent fee payable	1,190

Total Liabilities	144,463,992

NET ASSETS	$2,271,288,560

Net assets were comprised of:
Partners’ Equity	$2,271,288,560

Class I:
Net asset value and redemption price per share, $2,252,449,470 / 152,838,440 outstanding shares of beneficial interest	$14.74

Class III:
Net asset value and redemption price per share, $18,839,090 / 1,290,027 outstanding shares of beneficial interest	$14.60

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$90,036,141
Affiliated dividend income	2,404,148
Unaffiliated dividend income	319,009
Income from securities lending, net (including affiliated income of $121,157)	122,601

Total income	92,881,899

EXPENSES
Management fee	6,823,995
Distribution fee—Class III	39,768
Custodian and accounting fees	119,897
Audit fee	111,550
Shareholders’ reports	77,075
Professional fees	45,621
Trustees’ fees	35,050
Transfer agent’s fees and expenses (including affiliated expense of $7,143)	11,944
Miscellaneous	76,354

Total expenses	7,341,254

NET INVESTMENT INCOME (LOSS)	85,540,645

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,863))	(24,366,740)
Futures transactions	(9,804,848)
Forward currency contract transactions	7,270,626
Options written transactions	181,445
Swap agreements transactions	(4,035,443)
Foreign currency transactions	(4,218,160)

(34,973,120)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(7,416))	2,290,990
Futures	(11,465,746)
Forward currency contracts	3,781,518
Options written	(10,633)
Swap agreements	(525,021)
Foreign currencies	(331,399)
Unfunded loan commitments	1,629

(6,258,662)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(41,231,782)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,308,863

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$85,540,645	$60,275,117
Net realized gain (loss) on investment and foreign currency transactions	(34,973,120)	(38,205,842)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(6,258,662)	65,028,210

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,308,863	87,097,485

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	917,574,180	317,587,803
Portfolio shares purchased	(102,332,586)	(86,800,418)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	815,241,594	230,787,385

TOTAL INCREASE (DECREASE)	859,550,457	317,884,870
NET ASSETS:
Beginning of year	1,411,738,103	1,093,853,233

End of year	$2,271,288,560	$1,411,738,103

SEE NOTES TO FINANCIAL STATEMENTS.

A214

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$14.31	$13.33	$15.66	$15.78	$14.55

Income (Loss) From Investment Operations:
Net investment income (loss)	0.73	0.64	0.45	0.40	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.30)	0.34	(2.78)	(0.52)	0.78

Total from investment operations	0.43	0.98	(2.33)	(0.12)	1.23

Net Asset Value, end of year	$14.74	$14.31	$13.33	$15.66	$15.78

Total Return(b)	3.00%	7.27%	(14.81)%	(0.76)%	8.45%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,252	$1,398	$1,085	$1,298	$1,293
Average net assets (in millions)	$1,690	$1,279	$1,155	$1,292	$1,235
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.43%	0.43%	0.43%	0.42%	0.43%
Expenses before waivers and/or expense reimbursement	0.43%	0.43%	0.43%	0.42%	0.43%
Net investment income (loss)	5.02%	4.68%	3.25%	2.55%	2.99%
Portfolio turnover rate(d)(e)	111%	224%	182%	49%	35%

Class III
	Year Ended December 31,			April 26, 2021(f) through December 31,
	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.22	$13.28	$15.64	$15.35

Income (Loss) From Investment Operations:
Net investment income (loss)	0.69	0.60	0.43	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.31)	0.34	(2.79)	0.05	(g)

Total from investment operations	0.38	0.94	(2.36)	0.29

Net Asset Value, end of period	$14.60	$14.22	$13.28	$15.64

Total Return(b)	2.67%	7.08%	(15.09)%	1.89%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$19	$13	$9	$5
Average net assets (in millions)	$16	$11	$8	$2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68%	0.68%	0.68%	0.66	%(h)
Expenses before waivers and/or expense reimbursement	0.68%	0.68%	0.68%	0.66	%(h)
Net investment income (loss)	4.76%	4.43%	3.08%	2.24	%(h)
Portfolio turnover rate(d)(e)	111%	224%	182%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(e)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)	Commencement of offering.
(g)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(h)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A215

PSF SMALL-CAP STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS — 99.0%
Aerospace & Defense — 1.2%
AAR Corp.*	32,781	$2,008,820
AeroVironment, Inc.*(a)	26,003	4,001,602
Mercury Systems, Inc.*	47,300	1,986,600
Moog, Inc. (Class A Stock)	26,704	5,256,415
National Presto Industries, Inc.	4,657	458,342
Triumph Group, Inc.*	72,401	1,351,002

		15,062,781

Air Freight & Logistics — 0.2%
Forward Air Corp.*(a)	18,051	582,145
Hub Group, Inc. (Class A Stock)	56,430	2,514,521

		3,096,666

Automobile Components — 1.4%
Adient PLC*	81,650	1,406,830
American Axle & Manufacturing Holdings, Inc.*	111,250	648,588
Dana, Inc.	120,850	1,397,026
Dorman Products, Inc.*	25,211	3,266,085
Fox Factory Holding Corp.*	39,000	1,180,530
Gentherm, Inc.*	28,569	1,140,617
LCI Industries(a)	23,778	2,458,407
Patrick Industries, Inc.(a)	31,315	2,601,650
Phinia, Inc.	39,050	1,881,038
Standard Motor Products, Inc.	19,473	603,274
XPEL, Inc.*	20,852	832,829

		17,416,874

Automobiles — 0.1%
Winnebago Industries, Inc.(a)	26,846	1,282,702

Banks — 9.1%
Ameris Bancorp	59,852	3,744,940
Atlantic Union Bankshares Corp.(a)	83,668	3,169,344
Axos Financial, Inc.*	50,480	3,526,028
Banc of California, Inc.	129,000	1,994,340
BancFirst Corp.	18,557	2,174,509
Bancorp, Inc. (The)*	44,476	2,340,772
Bank of Hawaii Corp.(a)	36,950	2,632,318
BankUnited, Inc.	69,687	2,659,953
Banner Corp.	31,987	2,135,772
Berkshire Hills Bancorp, Inc.	39,523	1,123,639
Brookline Bancorp, Inc.	82,911	978,350
Capitol Federal Financial, Inc.	115,531	682,788
Cathay General Bancorp.	66,100	3,147,021
Central Pacific Financial Corp.	25,484	740,310
City Holding Co.	13,768	1,631,233
Community Financial System, Inc.	48,886	3,015,288
Customers Bancorp, Inc.*	27,046	1,316,599
CVB Financial Corp.	121,773	2,607,160
Dime Community Bancshares, Inc.	36,440	1,119,983
Eagle Bancorp, Inc.	28,485	741,465
FB Financial Corp.	32,505	1,674,333
First Bancorp	38,662	1,699,968
First BanCorp. (Puerto Rico)(a)	151,111	2,809,153
First Commonwealth Financial Corp.	95,582	1,617,247
First Financial Bancorp	89,424	2,403,717
First Hawaiian, Inc.	119,432	3,099,260

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Fulton Financial Corp.	169,000	$3,258,320
Hanmi Financial Corp.	28,252	667,312
Heritage Financial Corp.	32,186	788,557
Hilltop Holdings, Inc.	43,159	1,235,642
Hope Bancorp, Inc.	113,095	1,389,938
Independent Bank Corp.	39,585	2,540,961
Independent Bank Group, Inc.	33,464	2,030,261
Lakeland Financial Corp.	23,678	1,628,099
National Bank Holdings Corp. (Class A Stock)	35,519	1,529,448
NBT Bancorp, Inc.	44,117	2,107,028
Northwest Bancshares, Inc.	119,273	1,573,211
OFG Bancorp (Puerto Rico)	42,606	1,803,086
Pacific Premier Bancorp, Inc.	89,825	2,238,439
Park National Corp.(a)	13,465	2,308,305
Pathward Financial, Inc.	23,153	1,703,598
Preferred Bank(a)	11,448	988,878
Provident Financial Services, Inc.	122,209	2,306,084
Renasant Corp.(a)	59,495	2,126,946
S&T Bancorp, Inc.	35,829	1,369,384
Seacoast Banking Corp. of Florida	79,157	2,179,192
ServisFirst Bancshares, Inc.	46,521	3,942,190
Simmons First National Corp. (Class A Stock)	117,149	2,598,365
Southside Bancshares, Inc.	26,593	844,594
Stellar Bancorp, Inc.	44,642	1,265,601
Tompkins Financial Corp.	11,563	784,318
Triumph Financial, Inc.*	20,345	1,848,954
TrustCo Bank Corp.	17,880	595,583
Trustmark Corp.	56,583	2,001,341
United Community Banks, Inc.(a)	111,208	3,593,130
Veritex Holdings, Inc.	50,910	1,382,716
WaFd, Inc.	75,941	2,448,338
Westamerica BanCorp	24,705	1,296,024
WSFS Financial Corp.	54,660	2,904,086

		116,063,419

Beverages — 0.1%
MGP Ingredients, Inc.(a)	13,123	516,653
National Beverage Corp.	21,803	930,334

		1,446,987

Biotechnology — 2.2%
ADMA Biologics, Inc.*	218,300	3,743,845
Alkermes PLC*(a)	150,250	4,321,190
Arcus Biosciences, Inc.*	50,423	750,799
Catalyst Pharmaceuticals, Inc.*	104,469	2,180,268
Dynavax Technologies Corp.*(a)	114,160	1,457,823
Ironwood Pharmaceuticals, Inc.*	132,077	585,101
Krystal Biotech, Inc.*(a)	23,610	3,698,743
Myriad Genetics, Inc.*	85,044	1,165,953
Protagonist Therapeutics, Inc.*(a)	54,900	2,119,140
TG Therapeutics, Inc.*(a)	124,600	3,750,460
Vericel Corp.*(a)	45,886	2,519,600
Vir Biotechnology, Inc.*	85,417	626,961
Xencor, Inc.*	64,955	1,492,666

		28,412,549

SEE NOTES TO FINANCIAL STATEMENTS.

A216

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Broadline Retail — 0.5%
Etsy, Inc.*	104,450	$5,524,360
Kohl’s Corp.(a)	104,150	1,462,266

		6,986,626

Building Products — 2.7%
American Woodmark Corp.*	14,470	1,150,799
Apogee Enterprises, Inc.	20,345	1,452,836
Armstrong World Industries, Inc.	40,470	5,719,625
AZZ, Inc.	27,711	2,270,085
CSW Industrials, Inc.	15,610	5,507,208
Gibraltar Industries, Inc.*	28,333	1,668,814
Griffon Corp.	36,855	2,626,656
Hayward Holdings, Inc.*	133,000	2,033,570
Insteel Industries, Inc.	18,243	492,743
Masterbrand, Inc.*	118,987	1,738,400
Quanex Building Products Corp.	44,227	1,072,063
Resideo Technologies, Inc.*	136,757	3,152,249
Zurn Elkay Water Solutions Corp.(a)	132,350	4,936,655

		33,821,703

Capital Markets — 2.7%
Artisan Partners Asset Management, Inc. (Class A Stock)(a)	65,250	2,809,012
BGC Group, Inc. (Class A Stock)	343,850	3,115,281
Brightsphere Investment Group, Inc.	25,781	679,072
Cohen & Steers, Inc.(a)	24,750	2,285,415
Donnelley Financial Solutions, Inc.*	24,786	1,554,826
Moelis & Co. (Class A Stock)	65,700	4,853,916
Piper Sandler Cos.(a)	14,762	4,427,862
PJT Partners, Inc. (Class A Stock)(a)	22,010	3,473,398
StepStone Group, Inc. (Class A Stock)	58,400	3,380,192
StoneX Group, Inc.*	26,300	2,576,611
Virtu Financial, Inc. (Class A Stock)	75,000	2,676,000
Virtus Investment Partners, Inc.	6,113	1,348,405
WisdomTree, Inc.(a)	106,248	1,115,604

		34,295,594

Chemicals — 1.9%
AdvanSix, Inc.	24,743	704,928
Balchem Corp.	30,305	4,939,564
Hawkins, Inc.	17,814	2,185,243
HB Fuller Co.	50,828	3,429,873
Ingevity Corp.*	34,000	1,385,500
Innospec, Inc.	23,289	2,563,187
Koppers Holdings, Inc.	18,969	614,596
Mativ Holdings, Inc.	50,795	553,666
Minerals Technologies, Inc.	29,571	2,253,606
Quaker Chemical Corp.(a)	12,715	1,789,763
Sensient Technologies Corp.	39,400	2,807,644
Stepan Co.	19,579	1,266,761

		24,494,331

Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	58,512	2,994,644
Brady Corp. (Class A Stock)	40,880	3,018,988
CoreCivic, Inc.*	103,273	2,245,155
Deluxe Corp.	41,784	943,900
Enviri Corp.*	75,776	583,475

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
GEO Group, Inc. (The)*	126,367	$3,535,749
Healthcare Services Group, Inc.*	69,389	805,953
HNI Corp.	43,897	2,211,092
Interface, Inc.	54,600	1,329,510
Liquidity Services, Inc.*	20,841	672,956
Matthews International Corp. (Class A Stock)	28,907	800,146
MillerKnoll, Inc.(a)	64,217	1,450,662
OPENLANE, Inc.*(a)	101,737	2,018,462
Pitney Bowes, Inc.	146,275	1,059,031
UniFirst Corp.	14,013	2,397,484
Vestis Corp.	107,150	1,632,966
Viad Corp.*	19,866	844,504

		28,544,677

Communications Equipment — 0.8%
Calix, Inc.*	54,850	1,912,619
Digi International, Inc.*(a)	34,098	1,030,783
Extreme Networks, Inc.*	122,078	2,043,586
Harmonic, Inc.*	108,958	1,441,514
NetScout Systems, Inc.*	66,787	1,446,606
Viasat, Inc.*(a)	79,765	678,800
Viavi Solutions, Inc.*	207,837	2,099,154

		10,653,062

Construction & Engineering — 1.4%
Arcosa, Inc.(a)	45,213	4,373,906
Dycom Industries, Inc.*	27,018	4,702,753
Everus Construction Group, Inc.*	47,212	3,104,189
Granite Construction, Inc.	40,724	3,571,902
MYR Group, Inc.*	14,970	2,227,087

		17,979,837

Consumer Finance — 0.9%
Bread Financial Holdings, Inc.	46,230	2,822,804
Encore Capital Group, Inc.*(a)	22,083	1,054,905
Enova International, Inc.*	24,253	2,325,378
EZCORP, Inc. (Class A Stock)*	48,632	594,283
Green Dot Corp. (Class A Stock)*	50,786	540,363
Navient Corp.	71,750	953,557
PRA Group, Inc.*	37,293	779,051
PROG Holdings, Inc.	38,579	1,630,349
World Acceptance Corp.*(a)	3,094	347,889

		11,048,579

Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	30,078	1,218,760
Chefs’ Warehouse, Inc. (The)*	31,827	1,569,708
Grocery Outlet Holding Corp.*	90,200	1,408,022
PriceSmart, Inc.	23,049	2,124,426
SpartanNash Co.	31,890	584,225
United Natural Foods, Inc.*	55,686	1,520,785

		8,425,926

Containers & Packaging — 0.5%
O-I Glass, Inc.*	145,875	1,581,285
Sealed Air Corp.	135,250	4,575,507

		6,156,792

SEE NOTES TO FINANCIAL STATEMENTS.

A217

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.*	34,790	$3,160,671
Frontdoor, Inc.*	70,402	3,848,877
Mister Car Wash, Inc.*(a)	87,706	639,377
Perdoceo Education Corp.	57,806	1,530,125
Strategic Education, Inc.	22,625	2,113,628
Stride, Inc.*(a)	39,700	4,126,021

		15,418,699

Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	68,005	1,206,409
American Assets Trust, Inc.	44,452	1,167,309
Armada Hoffler Properties, Inc.	74,004	757,061
Essential Properties Realty Trust, Inc.(a)	162,785	5,091,915
Global Net Lease, Inc.(a)	185,360	1,353,128

		9,575,822

Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.(a)	39,296	3,028,543
Lumen Technologies, Inc.*	942,368	5,003,974
Shenandoah Telecommunications Co.	43,338	546,492

		8,579,009

Electric Utilities — 0.5%
MGE Energy, Inc.	33,650	3,161,754
Otter Tail Corp.(a)	38,899	2,872,302

		6,034,056

Electrical Equipment — 0.4%
Powell Industries, Inc.(a)	8,710	1,930,572
Sunrun, Inc.*(a)	209,400	1,936,950
Vicor Corp.*(a)	21,350	1,031,632

		4,899,154

Electronic Equipment, Instruments & Components — 3.4%
Advanced Energy Industries, Inc.	35,166	4,066,244
Arlo Technologies, Inc.*(a)	93,588	1,047,250
Badger Meter, Inc.	27,303	5,791,512
Benchmark Electronics, Inc.	33,815	1,535,201
CTS Corp.	27,926	1,472,538
ePlus, Inc.*	24,694	1,824,393
Insight Enterprises, Inc.*(a)	25,361	3,857,408
Itron, Inc.*	42,000	4,560,360
Knowles Corp.*	82,799	1,650,184
OSI Systems, Inc.*(a)	14,432	2,416,350
PC Connection, Inc.	11,462	793,973
Plexus Corp.*	25,252	3,951,433
Rogers Corp.*	15,855	1,611,026
Sanmina Corp.*	50,588	3,827,994
ScanSource, Inc.*	20,331	964,706
TTM Technologies, Inc.*	95,492	2,363,427
Vishay Intertechnology, Inc.	104,550	1,771,077

		43,505,076

Energy Equipment & Services — 2.2%
Archrock, Inc.	162,627	4,047,786
Atlas Energy Solutions, Inc.(a)	56,250	1,247,625

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
Bristow Group, Inc.*	23,050	$790,615
Cactus, Inc. (Class A Stock)(a)	61,950	3,615,402
Core Laboratories, Inc.(a)	43,598	754,681
Helix Energy Solutions Group, Inc.*	133,875	1,247,715
Helmerich & Payne, Inc.(a)	92,086	2,948,594
Innovex International, Inc.*	34,968	488,503
Liberty Energy, Inc.	151,750	3,018,307
Nabors Industries Ltd.*	8,194	468,451
Oceaneering International, Inc.*(a)	94,598	2,467,116
Patterson-UTI Energy, Inc.	329,523	2,721,860
ProPetro Holding Corp.*	75,845	707,634
RPC, Inc.	78,167	464,312
Tidewater, Inc.*	44,950	2,459,215

		27,447,816

Entertainment — 0.5%
Cinemark Holdings, Inc.*(a)	99,721	3,089,357
Madison Square Garden Sports Corp.*	15,580	3,516,094

		6,605,451

Financial Services — 2.5%
EVERTEC, Inc. (Puerto Rico)	59,032	2,038,375
HA Sustainable Infrastructure Capital, Inc.(a)	110,000	2,951,300
Jackson Financial, Inc. (Class A Stock)(a)	68,580	5,971,946
Mr. Cooper Group, Inc.*	59,411	5,704,050
NCR Atleos Corp.*	67,700	2,296,384
NMI Holdings, Inc.*	73,457	2,700,279
Payoneer Global, Inc.*	237,068	2,380,163
Radian Group, Inc.	138,269	4,385,893
Walker & Dunlop, Inc.	29,725	2,889,567

		31,317,957

Food Products — 1.2%
B&G Foods, Inc.(a)	74,357	512,320
Cal-Maine Foods, Inc.	37,927	3,903,447
Fresh Del Monte Produce, Inc.	31,276	1,038,676
Hain Celestial Group, Inc. (The)*	84,884	522,037
J & J Snack Foods Corp.	14,392	2,232,631
John B. Sanfilippo & Son, Inc.	8,258	719,354
Simply Good Foods Co. (The)*	85,055	3,315,444
Tootsie Roll Industries, Inc.	15,573	503,475
TreeHouse Foods, Inc.*	42,778	1,502,791
WK Kellogg Co.(a)	61,950	1,114,480

		15,364,655

Gas Utilities — 0.6%
Chesapeake Utilities Corp.	21,147	2,566,188
MDU Resources Group, Inc.	190,450	3,431,909
Northwest Natural Holding Co.	37,250	1,473,610

		7,471,707

Ground Transportation — 0.8%
ArcBest Corp.(a)	21,696	2,024,671
Heartland Express, Inc.	40,834	458,157
Hertz Global Holdings, Inc.*(a)	115,950	424,377
Marten Transport Ltd.	54,066	843,970

SEE NOTES TO FINANCIAL STATEMENTS.

A218

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (cont’d.)
RXO, Inc.*(a)	129,869	$3,096,077
Schneider National, Inc. (Class B Stock)(a)	44,150	1,292,712
Werner Enterprises, Inc.(a)	57,150	2,052,828

		10,192,792

Health Care Equipment & Supplies — 3.8%
Artivion, Inc.*	35,234	1,007,340
Avanos Medical, Inc.*	42,998	684,528
CONMED Corp.(a)	28,605	1,957,726
Embecta Corp.	54,562	1,126,705
Glaukos Corp.*	51,324	7,695,521
ICU Medical, Inc.*	22,810	3,539,428
Inari Medical, Inc.*	46,900	2,394,245
Inspire Medical Systems, Inc.*(a)	27,850	5,162,833
Integer Holdings Corp.*(a)	31,103	4,121,770
Integra LifeSciences Holdings Corp.*	62,500	1,417,500
LeMaitre Vascular, Inc.	19,033	1,753,701
Merit Medical Systems, Inc.*	54,070	5,229,650
Omnicell, Inc.*	43,000	1,914,360
QuidelOrtho Corp.*	61,400	2,735,370
STAAR Surgical Co.*(a)	46,050	1,118,554
Tandem Diabetes Care, Inc.*	61,294	2,207,810
TransMedics Group, Inc.*(a)	31,240	1,947,814
UFP Technologies, Inc.*	6,760	1,652,888

		47,667,743

Health Care Providers & Services — 2.7%
AdaptHealth Corp.*	98,965	942,147
Addus HomeCare Corp.*	16,761	2,100,991
AMN Healthcare Services, Inc.*	35,553	850,428
Astrana Health, Inc.*	38,615	1,217,531
Concentra Group Holdings Parent, Inc.	100,474	1,987,376
CorVel Corp.*	25,404	2,826,449
Fulgent Genetics, Inc.*(a)	18,782	346,904
Hims & Hers Health, Inc.*(a)	177,050	4,281,069
National HealthCare Corp.	11,550	1,242,318
NeoGenomics, Inc.*(a)	120,055	1,978,506
Owens & Minor, Inc.*	69,144	903,712
Patterson Cos., Inc.	73,450	2,266,667
Pediatrix Medical Group, Inc.*	79,382	1,041,492
Premier, Inc. (Class A Stock)(a)	89,250	1,892,100
Privia Health Group, Inc.*	96,100	1,878,755
Progyny, Inc.*(a)	68,750	1,185,937
RadNet, Inc.*	60,332	4,213,587
Select Medical Holdings Corp.	96,837	1,825,377
U.S. Physical Therapy, Inc.	14,074	1,248,505

		34,229,851

Health Care REITs — 0.7%
CareTrust REIT, Inc.	173,935	4,704,942
LTC Properties, Inc.	42,008	1,451,376
Medical Properties Trust, Inc.(a)	560,500	2,213,975
Universal Health Realty Income Trust	11,750	437,218

		8,807,511

Health Care Technology — 0.3%
Certara, Inc.*	102,445	1,091,039

	Shares	Value
COMMON STOCKS (continued)
Health Care Technology (cont’d.)
HealthStream, Inc.	22,621	$719,348
Schrodinger, Inc.*(a)	51,750	998,258
Simulations Plus, Inc.	15,181	423,398

		3,232,043

Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.	207,200	3,180,520
DiamondRock Hospitality Co.	194,154	1,753,211
Pebblebrook Hotel Trust	112,881	1,529,538
Summit Hotel Properties, Inc.(a)	102,499	702,118
Sunstone Hotel Investors, Inc.	186,542	2,208,657
Xenia Hotels & Resorts, Inc.	95,505	1,419,204

		10,793,248

Hotels, Restaurants & Leisure — 2.2%
BJ’s Restaurants, Inc.*	21,575	758,038
Bloomin’ Brands, Inc.	70,818	864,688
Brinker International, Inc.*	41,254	5,457,492
Cheesecake Factory, Inc. (The)(a)	43,835	2,079,532
Cracker Barrel Old Country Store, Inc.(a)	20,666	1,092,405
Dave & Buster’s Entertainment, Inc.*(a)	29,599	863,995
Golden Entertainment, Inc.	19,096	603,433
Jack in the Box, Inc.(a)	17,750	739,110
Monarch Casino & Resort, Inc.	11,889	938,042
Papa John’s International, Inc.(a)	30,300	1,244,421
Penn Entertainment, Inc.*(a)	140,100	2,776,782
Sabre Corp.*(a)	361,306	1,318,767
Shake Shack, Inc. (Class A Stock)*	37,129	4,819,344
Six Flags Entertainment Corp.(a)	86,800	4,182,892

		27,738,941

Household Durables — 3.2%
Cavco Industries, Inc.*	7,520	3,355,650
Century Communities, Inc.	25,641	1,881,024
Champion Homes, Inc.*	49,000	4,316,900
Dream Finders Homes, Inc. (Class A Stock)*(a)	24,500	570,115
Ethan Allen Interiors, Inc.	21,373	600,795
Green Brick Partners, Inc.*	28,534	1,611,886
Helen of Troy Ltd.*(a)	21,150	1,265,404
Installed Building Products, Inc.(a)	21,563	3,778,916
La-Z-Boy, Inc.	38,767	1,689,078
Leggett & Platt, Inc.	125,650	1,206,240
LGI Homes, Inc.*(a)	19,070	1,704,858
M/I Homes, Inc.*	25,263	3,358,716
Meritage Homes Corp.	33,598	5,168,044
Newell Brands, Inc.	388,550	3,869,958
Sonos, Inc.*(a)	113,343	1,704,679
Tri Pointe Homes, Inc.*	87,355	3,167,492
Worthington Enterprises, Inc.	29,100	1,167,201

		40,416,956

Household Products — 0.6%
Central Garden & Pet Co.*	8,916	345,941
Central Garden & Pet Co. (Class A Stock)*	48,702	1,609,601
Energizer Holdings, Inc.	60,450	2,109,100

SEE NOTES TO FINANCIAL STATEMENTS.

A219

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Household Products (cont’d.)
WD-40 Co.(a)	12,626	$3,064,078

		7,128,720

Independent Power & Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. (Class A Stock)	32,350	790,958
Clearway Energy, Inc. (Class C Stock)	77,600	2,017,600

		2,808,558

Industrial REITs — 0.7%
Innovative Industrial Properties, Inc.(a)	26,432	1,761,429
LXP Industrial Trust	275,687	2,238,578
Terreno Realty Corp.	92,600	5,476,364

		9,476,371

Insurance — 2.4%
Ambac Financial Group, Inc.*	44,340	560,901
AMERISAFE, Inc.	17,797	917,257
Assured Guaranty Ltd.	44,415	3,997,794
Employers Holdings, Inc.	23,160	1,186,487
Genworth Financial, Inc. (Class A Stock)*	396,563	2,771,975
Goosehead Insurance, Inc. (Class A Stock)*(a)	22,500	2,412,450
HCI Group, Inc.(a)	7,734	901,243
Horace Mann Educators Corp.	38,161	1,497,056
Lincoln National Corp.	158,050	5,011,766
Mercury General Corp.	24,685	1,641,059
Palomar Holdings, Inc.*	24,339	2,569,955
ProAssurance Corp.*	48,044	764,380
Safety Insurance Group, Inc.	13,784	1,135,802
SiriusPoint Ltd. (Sweden)*	85,643	1,403,689
Stewart Information Services Corp.	25,676	1,732,873
Trupanion, Inc.*(a)	30,915	1,490,103
United Fire Group, Inc.	19,898	566,098

		30,560,888

Interactive Media & Services — 1.2%
Cargurus, Inc.*	81,500	2,978,010
Cars.com, Inc.*	55,150	955,750
IAC, Inc.*	65,900	2,842,926
QuinStreet, Inc.*	51,526	1,188,705
Shutterstock, Inc.(a)	22,791	691,707
TripAdvisor, Inc.*	102,550	1,514,663
Yelp, Inc.*	61,082	2,363,873
Ziff Davis, Inc.*(a)	39,650	2,154,581

		14,690,215

IT Services — 0.5%
DigitalOcean Holdings, Inc.*(a)	59,050	2,011,833
DXC Technology Co.*	168,100	3,358,638
Grid Dynamics Holdings, Inc.*	54,600	1,214,304

		6,584,775

Leisure Products — 0.2%
Revelyst, Inc.*	54,463	1,047,323
Sturm Ruger & Co., Inc.	15,624	552,621
Topgolf Callaway Brands Corp.*	132,550	1,041,843

		2,641,787

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services — 0.5%
Azenta, Inc.*	42,300	$2,115,000
BioLife Solutions, Inc.*	33,597	872,178
Cytek Biosciences, Inc.*	100,757	653,913
Fortrea Holdings, Inc.*(a)	83,900	1,564,735
Mesa Laboratories, Inc.	4,938	651,174

		5,857,000

Machinery — 4.2%
Alamo Group, Inc.	9,715	1,806,116
Albany International Corp. (Class A Stock)	29,019	2,320,649
Astec Industries, Inc.	21,115	709,464
Barnes Group, Inc.	42,723	2,019,089
Enerpac Tool Group Corp.	50,246	2,064,608
Enpro, Inc.	19,587	3,377,778
ESCO Technologies, Inc.	24,048	3,203,434
Federal Signal Corp.(a)	56,703	5,238,790
Franklin Electric Co., Inc.	36,365	3,543,769
Gates Industrial Corp. PLC*	211,050	4,341,299
Greenbrier Cos., Inc. (The)	28,881	1,761,452
Hillenbrand, Inc.	65,759	2,024,062
John Bean Technologies Corp.(a)	29,570	3,758,347
Kennametal, Inc.(a)	72,955	1,752,379
Lindsay Corp.	10,192	1,205,816
Proto Labs, Inc.*	23,254	908,999
SPX Technologies, Inc.*	43,180	6,283,554
Standex International Corp.	11,101	2,075,776
Tennant Co.	17,595	1,434,520
Titan International, Inc.*	46,426	315,233
Trinity Industries, Inc.	76,253	2,676,480
Wabash National Corp.	40,085	686,656

		53,508,270

Marine Transportation — 0.3%
Matson, Inc.	30,838	4,158,196

Media — 0.8%
Cable One, Inc.(a)	4,270	1,546,253
EchoStar Corp. (Class A Stock)*(a)	112,700	2,580,830
John Wiley & Sons, Inc. (Class A Stock)	38,500	1,682,835
Scholastic Corp.	23,119	493,128
TechTarget, Inc.*	23,815	472,013
TEGNA, Inc.	149,600	2,736,184
Thryv Holdings, Inc.*	37,425	553,890

		10,065,133

Metals & Mining — 1.8%
Alpha Metallurgical Resources, Inc.*	10,240	2,049,229
Arch Resources, Inc.	16,870	2,382,381
ATI, Inc.*	132,456	7,290,378
Century Aluminum Co.*	48,368	881,265
Kaiser Aluminum Corp.	14,711	1,033,742
Materion Corp.	19,128	1,891,377
Metallus, Inc.*(a)	36,183	511,266
MP Materials Corp.*(a)	112,150	1,749,540
SunCoke Energy, Inc.	79,026	845,578
Warrior Met Coal, Inc.	48,756	2,644,525

SEE NOTES TO FINANCIAL STATEMENTS.

A220

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Worthington Steel, Inc.	32,550	$1,035,741

		22,315,022

Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc.(a)	119,196	1,032,237
Arbor Realty Trust, Inc.(a)	176,600	2,445,910
ARMOUR Residential REIT, Inc.(a)	45,796	863,713
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	160,600	2,796,046
Ellington Financial, Inc.(a)	81,030	982,084
Franklin BSP Realty Trust, Inc.	76,625	960,877
KKR Real Estate Finance Trust, Inc.	55,058	556,086
New York Mortgage Trust, Inc.	85,680	519,221
PennyMac Mortgage Investment Trust(a)	81,356	1,024,272
Ready Capital Corp.(a)	157,533	1,074,375
Redwood Trust, Inc.(a)	123,763	808,172
Two Harbors Investment Corp.(a)	97,029	1,147,853

		14,210,846

Multi-Utilities — 0.3%
Avista Corp.	73,504	2,692,451
Unitil Corp.	15,061	816,156

		3,508,607

Office REITs — 1.1%
Brandywine Realty Trust(a)	161,311	903,342
Douglas Emmett, Inc.(a)	156,350	2,901,856
Easterly Government Properties, Inc.	90,668	1,029,988
Highwoods Properties, Inc.	98,900	3,024,362
JBG SMITH Properties	78,411	1,205,177
SL Green Realty Corp.(a)	65,593	4,455,077

		13,519,802

Oil, Gas & Consumable Fuels — 2.5%
California Resources Corp.	66,400	3,445,496
Comstock Resources, Inc.*(a)	84,779	1,544,673
CONSOL Energy, Inc.(a)	24,980	2,664,866
Crescent Energy Co. (Class A Stock)	162,700	2,377,047
CVR Energy, Inc.(a)	31,880	597,431
Dorian LPG Ltd.	33,912	826,435
Green Plains, Inc.*	61,167	579,863
International Seaways, Inc.	35,600	1,279,464
Magnolia Oil & Gas Corp. (Class A Stock)(a)	177,400	4,147,612
Northern Oil & Gas, Inc.(a)	92,204	3,426,301
Par Pacific Holdings, Inc.*	52,296	857,132
Peabody Energy Corp.(a)	112,800	2,362,032
REX American Resources Corp.*	14,443	602,129
SM Energy Co.(a)	106,102	4,112,514
Talos Energy, Inc.*	116,420	1,130,438
Vital Energy, Inc.*(a)	25,331	783,235
World Kinect Corp.(a)	53,920	1,483,339

		32,220,007

Paper & Forest Products — 0.2%
Sylvamo Corp.	32,022	2,530,378

	Shares	Value
COMMON STOCKS (continued)
Passenger Airlines — 1.2%
Alaska Air Group, Inc.*	117,800	$7,627,550
Allegiant Travel Co.(a)	13,396	1,260,832
JetBlue Airways Corp.*(a)	279,400	2,196,084
SkyWest, Inc.*	37,386	3,743,460
Sun Country Airlines Holdings, Inc.*	37,221	542,682

		15,370,608

Personal Care Products — 0.3%
Edgewell Personal Care Co.	45,215	1,519,224
Interparfums, Inc.(a)	16,797	2,208,973
USANA Health Sciences, Inc.*	10,213	366,545

		4,094,742

Pharmaceuticals — 1.7%
Amphastar Pharmaceuticals, Inc.*(a)	35,308	1,310,986
ANI Pharmaceuticals, Inc.*	15,480	855,735
Collegium Pharmaceutical, Inc.*(a)	30,169	864,342
Corcept Therapeutics, Inc.*(a)	86,792	4,373,449
Harmony Biosciences Holdings, Inc.*	35,279	1,213,950
Innoviva, Inc.*(a)	51,556	894,497
Ligand Pharmaceuticals, Inc.*(a)	17,541	1,879,518
Organon & Co.	240,400	3,586,768
Pacira BioSciences, Inc.*	42,868	807,633
Phibro Animal Health Corp. (Class A Stock)	18,900	396,900
Prestige Consumer Healthcare, Inc.*(a)	45,780	3,574,960
Supernus Pharmaceuticals, Inc.*	51,600	1,865,856

		21,624,594

Professional Services — 1.5%
Amentum Holdings, Inc.*	115,200	2,422,656
CSG Systems International, Inc.	25,831	1,320,223
Heidrick & Struggles International, Inc.	19,056	844,371
Korn Ferry	48,282	3,256,621
NV5 Global, Inc.*	48,040	905,074
Robert Half, Inc.(a)	94,200	6,637,332
Verra Mobility Corp.*(a)	153,713	3,716,780

		19,103,057

Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC*	214,707	2,808,368
eXp World Holdings, Inc.(a)	79,200	911,592
Kennedy-Wilson Holdings, Inc.	110,667	1,105,563
Marcus & Millichap, Inc.	22,380	856,259
St. Joe Co. (The)	35,237	1,583,198

		7,264,980

Residential REITs — 0.3%
Centerspace	15,343	1,014,940
Elme Communities	82,409	1,258,385
NexPoint Residential Trust, Inc.	20,595	859,841
Veris Residential, Inc.	75,629	1,257,710

		4,390,876

Retail REITs — 1.9%
Acadia Realty Trust	111,076	2,683,596
Curbline Properties Corp.(a)	88,472	2,054,320
Getty Realty Corp.	46,661	1,405,896

SEE NOTES TO FINANCIAL STATEMENTS.

A221

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Retail REITs (cont’d.)
Macerich Co. (The)(a)	228,000	$4,541,760
Phillips Edison & Co., Inc.(a)	114,400	4,285,424
Retail Opportunity Investments Corp.	119,389	2,072,593
Saul Centers, Inc.	11,378	441,466
SITE Centers Corp.	44,236	676,368
Tanger, Inc.	101,998	3,481,192
Urban Edge Properties	115,916	2,492,194
Whitestone REIT	41,687	590,705

		24,725,514

Semiconductors & Semiconductor Equipment — 3.2%
Alpha & Omega Semiconductor Ltd.*(a)	22,245	823,732
Axcelis Technologies, Inc.*(a)	30,350	2,120,555
CEVA, Inc.*	22,243	701,767
Cohu, Inc.*(a)	43,902	1,172,183
Diodes, Inc.*(a)	43,200	2,664,144
FormFactor, Inc.*(a)	71,793	3,158,892
Ichor Holdings Ltd.*	31,401	1,011,740
Impinj, Inc.*(a)	21,270	3,089,680
Kulicke & Soffa Industries, Inc. (Singapore)(a)	49,984	2,332,253
MaxLinear, Inc.*	71,455	1,413,380
PDF Solutions, Inc.*	28,718	777,683
Penguin Solutions, Inc.*(a)	49,230	944,724
Photronics, Inc.*	59,321	1,397,603
Qorvo, Inc.*	87,750	6,136,358
Semtech Corp.*	78,046	4,827,145
SiTime Corp.*(a)	17,540	3,762,856
SolarEdge Technologies, Inc.*(a)	53,650	729,640
Ultra Clean Holdings, Inc.*	42,150	1,515,293
Veeco Instruments, Inc.*(a)	53,149	1,424,393
Wolfspeed, Inc.*(a)	117,850	784,881

		40,788,902

Software — 3.9%
A10 Networks, Inc.	68,696	1,264,006
ACI Worldwide, Inc.*	97,250	5,048,247
Adeia, Inc.(a)	102,009	1,426,086
Agilysys, Inc.*(a)	20,873	2,749,183
Alarm.com Holdings, Inc.*	45,889	2,790,051
BlackLine, Inc.*(a)	48,100	2,922,556
Box, Inc. (Class A Stock)*(a)	133,000	4,202,800
Clear Secure, Inc. (Class A Stock)(a)	87,300	2,325,672
DoubleVerify Holdings, Inc.*	130,389	2,504,773
InterDigital, Inc.	23,545	4,561,137
LiveRamp Holdings, Inc.*	60,594	1,840,240
MARA Holdings, Inc.*(a)	298,850	5,011,715
N-able, Inc.*	65,588	612,592
NCR Voyix Corp.*(a)	136,150	1,884,316
Progress Software Corp.	39,812	2,593,752
SolarWinds Corp.	50,900	725,325
Sprinklr, Inc. (Class A Stock)*(a)	103,000	870,350
SPS Commerce, Inc.*	34,883	6,418,123

		49,750,924

Specialized REITs — 0.5%
Four Corners Property Trust, Inc.(a)	89,825	2,437,850

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (cont’d.)
Outfront Media, Inc.(a)	131,651	$2,335,484
Safehold, Inc.(a)	42,783	790,630
Uniti Group, Inc.	228,681	1,257,746

		6,821,710

Specialty Retail — 4.0%
Academy Sports & Outdoors, Inc.(a)	65,260	3,754,408
Advance Auto Parts, Inc.(a)	55,100	2,605,679
American Eagle Outfitters, Inc.	162,279	2,705,191
Asbury Automotive Group, Inc.*(a)	18,186	4,419,744
Bath & Body Works, Inc.	203,450	7,887,757
Boot Barn Holdings, Inc.*	28,487	4,324,896
Buckle, Inc. (The)(a)	27,977	1,421,511
Caleres, Inc.(a)	32,877	761,431
Foot Locker, Inc.*	77,150	1,678,784
Group 1 Automotive, Inc.	12,069	5,086,842
Guess?, Inc.(a)	26,725	375,754
Leslie’s, Inc.*	173,591	387,108
MarineMax, Inc.*	18,559	537,283
Monro, Inc.(a)	27,855	690,804
National Vision Holdings, Inc.*	74,358	774,810
ODP Corp. (The)*	27,937	635,287
Sally Beauty Holdings, Inc.*(a)	96,111	1,004,360
Shoe Carnival, Inc.(a)	16,399	542,479
Signet Jewelers Ltd.(a)	40,880	3,299,425
Sonic Automotive, Inc. (Class A Stock)(a)	13,586	860,673
Upbound Group, Inc.	45,549	1,328,664
Urban Outfitters, Inc.*	52,255	2,867,755
Victoria’s Secret & Co.*	73,300	3,036,086

		50,986,731

Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.*	41,902	276,972
Xerox Holdings Corp.(a)	108,300	912,969

		1,189,941

Textiles, Apparel & Luxury Goods — 1.7%
Carter’s, Inc.(a)	33,450	1,812,655
G-III Apparel Group Ltd.*(a)	35,856	1,169,623
Hanesbrands, Inc.*(a)	329,406	2,681,365
Kontoor Brands, Inc.(a)	46,080	3,935,693
Oxford Industries, Inc.(a)	13,580	1,069,832
Steven Madden Ltd.	66,997	2,848,712
VF Corp.(a)	307,300	6,594,658
Wolverine World Wide, Inc.(a)	74,904	1,662,869

		21,775,407

Tobacco — 0.1%
Universal Corp.	22,840	1,252,546

Trading Companies & Distributors — 1.4%
Air Lease Corp.(a)	96,150	4,635,392
Boise Cascade Co.	35,664	4,239,023
DNOW, Inc.*	99,733	1,297,526
DXP Enterprises, Inc.*	11,812	975,907
GMS, Inc.*	36,469	3,093,665

SEE NOTES TO FINANCIAL STATEMENTS.

A222

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Rush Enterprises, Inc. (Class A Stock)	57,650	$3,158,644

		17,400,157

Water Utilities — 0.6%
American States Water Co.	34,952	2,716,469
California Water Service Group	54,777	2,483,041
Middlesex Water Co.(a)	16,457	866,132
SJW Group	27,635	1,360,195

		7,425,837

Wireless Telecommunication Services — 0.3%
Gogo, Inc.*	56,044	453,396
Telephone & Data Systems, Inc.	90,560	3,089,002

		3,542,398

TOTAL COMMON STOCKS (cost $869,575,167)		1,257,781,091

UNAFFILIATED EXCHANGE-TRADED FUND — 0.7%
iShares Core S&P Small-Cap ETF(a)	77,020	8,874,245

(cost $8,908,039)
TOTAL LONG-TERM INVESTMENTS (cost $878,483,206)		1,266,655,336

SHORT-TERM INVESTMENTS — 23.5%
AFFILIATED MUTUAL FUNDS — 23.5%
PGIM Core Ultra Short Bond Fund(wb)	2,896,448	2,896,448
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $294,846,954; includes $293,695,120 of cash collateral for securities on loan)(b)(wb)	295,243,567	295,066,421

TOTAL AFFILIATED MUTUAL FUNDS (cost $297,743,402)		297,962,869

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
4.216%	03/20/25	400	$396,426

(cost $396,386)

TOTAL SHORT-TERM INVESTMENTS (cost $298,139,788)			298,359,295

TOTAL INVESTMENTS—123.2% (cost $1,176,622,994)			1,565,014,631
Liabilities in excess of other assets(z) — (23.2)%			(294,258,577)

NET ASSETS — 100.0%			$1,270,756,054

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $287,730,119; cash collateral of $293,695,120 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
28	Russell 2000 E-Mini Index	Mar. 2025	$3,149,720	$(198,597)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS	$—	$396,426

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A223

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$15,062,781	$—	$—
Air Freight & Logistics	3,096,666	—	—
Automobile Components	17,416,874	—	—
Automobiles	1,282,702	—	—
Banks	116,063,419	—	—
Beverages	1,446,987	—	—
Biotechnology	28,412,549	—	—
Broadline Retail	6,986,626	—	—
Building Products	33,821,703	—	—
Capital Markets	34,295,594	—	—
Chemicals	24,494,331	—	—
Commercial Services & Supplies	28,544,677	—	—
Communications Equipment	10,653,062	—	—
Construction & Engineering	17,979,837	—	—
Consumer Finance	11,048,579	—	—
Consumer Staples Distribution & Retail	8,425,926	—	—
Containers & Packaging	6,156,792	—	—
Diversified Consumer Services	15,418,699	—	—
Diversified REITs	9,575,822	—	—
Diversified Telecommunication Services	8,579,009	—	—
Electric Utilities	6,034,056	—	—
Electrical Equipment	4,899,154	—	—
Electronic Equipment, Instruments & Components	43,505,076	—	—
Energy Equipment & Services	27,447,816	—	—
Entertainment	6,605,451	—	—
Financial Services	31,317,957	—	—
Food Products	15,364,655	—	—
Gas Utilities	7,471,707	—	—
Ground Transportation	10,192,792	—	—
Health Care Equipment & Supplies	47,667,743	—	—
Health Care Providers & Services	34,229,851	—	—
Health Care REITs	8,807,511	—	—
Health Care Technology	3,232,043	—	—
Hotel & Resort REITs	10,793,248	—	—
Hotels, Restaurants & Leisure	27,738,941	—	—
Household Durables	40,416,956	—	—
Household Products	7,128,720	—	—
Independent Power & Renewable Electricity Producers	2,808,558	—	—
Industrial REITs	9,476,371	—	—
Insurance	30,560,888	—	—
Interactive Media & Services	14,690,215	—	—
IT Services	6,584,775	—	—
Leisure Products	2,641,787	—	—
Life Sciences Tools & Services	5,857,000	—	—
Machinery	53,508,270	—	—
Marine Transportation	4,158,196	—	—
Media	10,065,133	—	—
Metals & Mining	22,315,022	—	—
Mortgage Real Estate Investment Trusts (REITs)	14,210,846	—	—
Multi-Utilities	3,508,607	—	—
Office REITs	13,519,802	—	—
Oil, Gas & Consumable Fuels	32,220,007	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A224

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Paper & Forest Products	$2,530,378	$—	$—
Passenger Airlines	15,370,608	—	—
Personal Care Products	4,094,742	—	—
Pharmaceuticals	21,624,594	—	—
Professional Services	19,103,057	—	—
Real Estate Management & Development	7,264,980	—	—
Residential REITs	4,390,876	—	—
Retail REITs	24,725,514	—	—
Semiconductors & Semiconductor Equipment	40,788,902	—	—
Software	49,750,924	—	—
Specialized REITs	6,821,710	—	—
Specialty Retail	50,986,731	—	—
Technology Hardware, Storage & Peripherals	1,189,941	—	—
Textiles, Apparel & Luxury Goods	21,775,407	—	—
Tobacco	1,252,546	—	—
Trading Companies & Distributors	17,400,157	—	—
Water Utilities	7,425,837	—	—
Wireless Telecommunication Services	3,542,398	—	—
Unaffiliated Exchange-Traded Fund	8,874,245	—	—
Short-Term Investments
Affiliated Mutual Funds	297,962,869	—	—
U.S. Treasury Obligation	—	396,426	—

Total	$1,564,618,205	$396,426	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(198,597)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Affiliated Mutual Funds (23.1% represents investments purchased with collateral from securities on loan)	23.5%
Banks	9.1
Machinery	4.2
Specialty Retail	4.0
Software	3.9
Health Care Equipment & Supplies	3.8
Electronic Equipment, Instruments & Components	3.4
Semiconductors & Semiconductor Equipment	3.2
Household Durables	3.2
Capital Markets	2.7
Health Care Providers & Services	2.7
Building Products	2.7
Oil, Gas & Consumable Fuels	2.5
Financial Services	2.5
Insurance	2.4
Commercial Services & Supplies	2.2
Biotechnology	2.2
Hotels, Restaurants & Leisure	2.2
Energy Equipment & Services	2.2

Retail REITs	1.9%
Chemicals	1.9
Metals & Mining	1.8
Textiles, Apparel & Luxury Goods	1.7
Pharmaceuticals	1.7
Professional Services	1.5
Construction & Engineering	1.4
Automobile Components	1.4
Trading Companies & Distributors	1.4
Diversified Consumer Services	1.2
Passenger Airlines	1.2
Food Products	1.2
Aerospace & Defense	1.2
Interactive Media & Services	1.2
Mortgage Real Estate Investment Trusts (REITs)	1.1
Office REITs	1.1
Consumer Finance	0.9
Hotel & Resort REITs	0.8
Communications Equipment	0.8
Ground Transportation	0.8

SEE NOTES TO FINANCIAL STATEMENTS.

A225

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Media	0.8%
Diversified REITs	0.8
Industrial REITs	0.7
Unaffiliated Exchange-Traded Fund	0.7
Health Care REITs	0.7
Diversified Telecommunication Services	0.7
Consumer Staples Distribution & Retail	0.7
Gas Utilities	0.6
Water Utilities	0.6
Real Estate Management & Development	0.6
Household Products	0.6
Broadline Retail	0.5
Specialized REITs	0.5
Entertainment	0.5
IT Services	0.5
Containers & Packaging	0.5
Electric Utilities	0.5
Life Sciences Tools & Services	0.5
Electrical Equipment	0.4
Residential REITs	0.3

Marine Transportation	0.3%
Personal Care Products	0.3
Wireless Telecommunication Services	0.3
Multi-Utilities	0.3
Health Care Technology	0.3
Air Freight & Logistics	0.2
Independent Power & Renewable Electricity Producers	0.2
Leisure Products	0.2
Paper & Forest Products	0.2
Beverages	0.1
Automobiles	0.1
Tobacco	0.1
Technology Hardware, Storage & Peripherals	0.1
U.S. Treasury Obligation	0.0 *

123.2
Liabilities in excess of other assets	(23.2)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	—	$—	Due from/to broker-variation margin futures	$198,597*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,021,982

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(598,158)

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$4,178,282

SEE NOTES TO FINANCIAL STATEMENTS.

A226

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$287,730,119	$(287,730,119)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A227

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $287,730,119:
Unaffiliated investments (cost $878,879,592)	$1,267,051,762
Affiliated investments (cost $297,743,402)	297,962,869
Cash	66,266
Dividends and interest receivable	1,705,737
Receivable for investments sold	691,286
Receivable for Portfolio shares sold	405,012
Tax reclaim receivable	7,156
Due from broker-variation margin futures	2,940
Prepaid expenses	13,099

Total Assets	1,567,906,127

LIABILITIES
Payable to broker for collateral for securities on loan	293,695,120
Accrued expenses and other liabilities	1,527,792
Payable for investments purchased	1,261,976
Management fee payable.	393,617
Payable for Portfolio shares purchased	259,316
Payable to affiliate	7,156
Distribution fee payable	2,856
Affiliated transfer agent fee payable	1,190
Trustees’ fees payable	1,050

Total Liabilities	297,150,073

NET ASSETS	$1,270,756,054

Net assets were comprised of:
Partners’ Equity	$1,270,756,054

Class I:
Net asset value and redemption price per share, $1,257,683,327 / 19,874,589 outstanding shares of beneficial interest	$63.28

Class III:
Net asset value and redemption price per share, $13,072,727 / 208,490 outstanding shares of beneficial interest	$62.70

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $18,949 foreign withholding tax)	$18,614,817
Income from securities lending, net (including affiliated income of $642,817)	721,515
Affiliated dividend income	219,687
Interest income	29,479

Total income	19,585,498

EXPENSES
Management fee	4,327,867
Distribution fee—Class III	29,580
Custodian and accounting fees	98,791
Shareholders’ reports	93,316
Audit fee	47,205
Professional fees	40,876
Trustees’ fees	28,600
Transfer agent’s fees and expenses (including affiliated expense of $7,143)	11,944
Miscellaneous	73,367

Total expenses	4,751,546

NET INVESTMENT INCOME (LOSS)	14,833,952

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(10,533))	70,769,463
Futures transactions	1,021,982

71,791,445

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(43,097))	13,144,621
Futures	(598,158)

12,546,463

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	84,337,908

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$99,171,860

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$14,833,952	$14,071,558
Net realized gain (loss) on investment transactions	71,791,445	3,559,480
Net change in unrealized appreciation (depreciation) on investments	12,546,463	137,588,292

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	99,171,860	155,219,330

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	42,062,884	42,578,494
Net asset value of shares issued in merger	—	284,937,009
Portfolio shares purchased	(98,991,223)	(68,714,581)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(56,928,339)	258,800,922

TOTAL INCREASE (DECREASE)	42,243,521	414,020,252
NET ASSETS:
Beginning of year	1,228,512,533	814,492,281

End of year	$1,270,756,054	$1,228,512,533

SEE NOTES TO FINANCIAL STATEMENTS.

A228

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$58.40	$50.46	$60.34	$47.76	$43.03

Income (Loss) From Investment Operations:
Net investment income (loss)	0.73	0.75	0.59	0.51	0.40
Net realized and unrealized gain (loss) on investment transactions	4.15	7.19	(10.47)	12.07	4.33

Total from investment operations	4.88	7.94	(9.88)	12.58	4.73

Net Asset Value, end of year	$63.28	$58.40	$50.46	$60.34	$47.76

Total Return(b)	8.36%	15.74%	(16.37)%	26.34%	10.99%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,258	$1,217	$806	$1,024	$858
Average net assets (in millions)	$1,225	$979	$870	$1,002	$701
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.38%	0.38%	0.38%	0.38%	0.40%
Expenses before waivers and/or expense reimbursement	0.38%	0.38%	0.38%	0.38%	0.40%
Net investment income (loss)	1.20%	1.43%	1.11%	0.89%	1.07%
Portfolio turnover rate(d)	23%	31%	17%	18%	18%

Class III
	Year Ended December 31,			April 26, 2021(e) through December 31,
	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$58.01	$50.25	$60.24	$57.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.57	0.61	0.47	0.31
Net realized and unrealized gain (loss) on investment transactions	4.12	7.15	(10.46)	2.20

Total from investment operations	4.69	7.76	(9.99)	2.51

Net Asset Value, end of period	$62.70	$58.01	$50.25	$60.24

Total Return(b)	8.08%	15.44%	(16.58)%	4.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13	$11	$9	$6
Average net assets (in millions)	$12	$10	$8	$3
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63%	0.63%	0.63%	0.62	%(f)
Expenses before waivers and/or expense reimbursement	0.63%	0.63%	0.63%	0.62	%(f)
Net investment income (loss)	0.95%	1.18%	0.90%	0.76	%(f)
Portfolio turnover rate(d)	23%	31%	17%	18%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(e)	Commencement of offering.
(f)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A229

PSF STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 96.5%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.*	12,360	$7,345,795
Boeing Co. (The)*	127,136	22,503,072
General Dynamics Corp.	43,860	11,556,671
General Electric Co.	183,955	30,681,855
Howmet Aerospace, Inc.	69,192	7,567,529
Huntington Ingalls Industries, Inc.	6,600	1,247,202
L3Harris Technologies, Inc.	32,680	6,871,950
Lockheed Martin Corp.	35,668	17,332,508
Northrop Grumman Corp.	23,066	10,824,643
RTX Corp.	225,548	26,100,415
Textron, Inc.	31,750	2,428,558
TransDigm Group, Inc.	9,590	12,153,215

		156,613,413

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	19,900	2,056,068
Expeditors International of Washington, Inc.(a)	23,900	2,647,403
FedEx Corp.	38,340	10,786,192
United Parcel Service, Inc. (Class B Stock)	124,200	15,661,620

		31,151,283

Automobile Components — 0.0%
Aptiv PLC (United Kingdom)*	39,800	2,407,104
BorgWarner, Inc.(a)	38,600	1,227,094

		3,634,198

Automobiles — 2.4%
Ford Motor Co.	662,059	6,554,384
General Motors Co.	186,200	9,918,874
Tesla, Inc.*	474,550	191,642,272

		208,115,530

Banks — 3.3%
Bank of America Corp.	1,134,332	49,853,891
Citigroup, Inc.	321,722	22,646,012
Citizens Financial Group, Inc.	76,000	3,325,760
Fifth Third Bancorp(a)	114,749	4,851,588
Huntington Bancshares, Inc.	246,275	4,006,894
JPMorgan Chase & Co.	478,395	114,676,065
KeyCorp.	167,800	2,876,092
M&T Bank Corp.	28,361	5,332,152
PNC Financial Services Group, Inc. (The)	67,443	13,006,383
Regions Financial Corp.(a)	155,212	3,650,586
Truist Financial Corp.	224,726	9,748,614
U.S. Bancorp	264,581	12,654,909
Wells Fargo & Co.	565,776	39,740,106

		286,369,052

Beverages — 1.1%
Brown-Forman Corp. (Class B Stock)(a)	31,125	1,182,128
Coca-Cola Co. (The)	657,750	40,951,515
Constellation Brands, Inc. (Class A Stock)	26,600	5,878,600

	Shares	Value
COMMON STOCKS (continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc.	190,900	$6,131,708
Molson Coors Beverage Co. (Class B Stock)(a)	29,800	1,708,136
Monster Beverage Corp.*	119,590	6,285,650
PepsiCo, Inc.	233,144	35,451,877

		97,589,614

Biotechnology — 1.5%
AbbVie, Inc.	300,289	53,361,355
Amgen, Inc.	91,594	23,873,060
Biogen, Inc.*	24,655	3,770,243
Gilead Sciences, Inc.	211,100	19,499,307
Incyte Corp.*	27,070	1,869,725
Moderna, Inc.*(a)	57,400	2,386,692
Regeneron Pharmaceuticals, Inc.*	17,810	12,686,597
Vertex Pharmaceuticals, Inc.*	43,760	17,622,152

		135,069,131

Broadline Retail — 4.0%
Amazon.com, Inc.*	1,590,200	348,873,978
eBay, Inc.(a)	81,100	5,024,145

		353,898,123

Building Products — 0.5%
A.O. Smith Corp.	20,300	1,384,663
Allegion PLC	14,733	1,925,309
Builders FirstSource, Inc.*(a)	19,700	2,815,721
Carrier Global Corp.	141,167	9,636,059
Johnson Controls International PLC	113,315	8,943,953
Lennox International, Inc.	5,420	3,302,406
Masco Corp.	37,030	2,687,267
Trane Technologies PLC	38,300	14,146,105

		44,841,483

Capital Markets — 3.1%
Ameriprise Financial, Inc.	16,430	8,747,825
Bank of New York Mellon Corp. (The)	123,049	9,453,855
Blackrock, Inc.	24,780	25,402,226
Blackstone, Inc.	122,700	21,155,934
Cboe Global Markets, Inc.	17,700	3,458,580
Charles Schwab Corp. (The)	253,300	18,746,733
CME Group, Inc.	61,560	14,296,079
FactSet Research Systems, Inc.(a)	6,600	3,169,848
Franklin Resources, Inc.(a)	52,300	1,061,167
Goldman Sachs Group, Inc. (The)	53,350	30,549,277
Intercontinental Exchange, Inc.	97,390	14,512,084
Invesco Ltd.	76,300	1,333,724
KKR & Co., Inc.	114,400	16,920,904
MarketAxess Holdings, Inc.	6,500	1,469,260
Moody’s Corp.	26,570	12,577,441
Morgan Stanley	210,978	26,524,154
MSCI, Inc.	13,330	7,998,133
Nasdaq, Inc.	70,200	5,427,162
Northern Trust Corp.	33,400	3,423,500
Raymond James Financial, Inc.	30,850	4,791,930
S&P Global, Inc.	54,306	27,046,017
State Street Corp.	49,575	4,865,786

SEE NOTES TO FINANCIAL STATEMENTS.

A230

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
T. Rowe Price Group, Inc.(a)	37,700	$4,263,493

		267,195,112

Chemicals — 1.2%
Air Products & Chemicals, Inc.	38,050	11,036,022
Albemarle Corp.(a)	19,900	1,712,992
Celanese Corp.	18,500	1,280,385
CF Industries Holdings, Inc.	29,400	2,508,408
Corteva, Inc.(a)	117,356	6,684,598
Dow, Inc.	118,822	4,768,327
DuPont de Nemours, Inc.	70,756	5,395,145
Eastman Chemical Co.(a)	19,800	1,808,136
Ecolab, Inc.	42,500	9,958,600
FMC Corp.	21,150	1,028,101
International Flavors & Fragrances, Inc.	43,340	3,664,397
Linde PLC	81,000	33,912,270
LyondellBasell Industries NV (Class A Stock)	44,100	3,275,307
Mosaic Co. (The)	54,000	1,327,320
PPG Industries, Inc.	39,600	4,730,220
Sherwin-Williams Co. (The)	39,400	13,393,242

		106,483,470

Commercial Services & Supplies — 0.5%
Cintas Corp.	58,100	10,614,870
Copart, Inc.*	148,500	8,522,415
Republic Services, Inc.	34,635	6,967,869
Rollins, Inc.	47,625	2,207,419
Veralto Corp.	41,966	4,274,237
Waste Management, Inc.	61,930	12,496,855

		45,083,665

Communications Equipment — 0.9%
Arista Networks, Inc.*	175,800	19,431,174
Cisco Systems, Inc.	683,175	40,443,960
F5, Inc.*	9,850	2,476,980
Juniper Networks, Inc.	55,800	2,089,710
Motorola Solutions, Inc.	28,127	13,001,143

		77,442,967

Construction & Engineering — 0.1%
Quanta Services, Inc.	25,400	8,027,670

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,360	5,350,940
Vulcan Materials Co.	22,800	5,864,844

		11,215,784

Consumer Finance — 0.6%
American Express Co.	94,650	28,091,174
Capital One Financial Corp.	64,769	11,549,608
Discover Financial Services	42,605	7,380,464
Synchrony Financial	65,830	4,278,950

		51,300,196

Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	75,292	68,987,801
Dollar General Corp.	37,300	2,828,086
Dollar Tree, Inc.*	34,247	2,566,470

	Shares	Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Kroger Co. (The)(a)	112,600	$6,885,490
Sysco Corp.(a)	83,400	6,376,764
Target Corp.	77,868	10,526,196
Walgreens Boots Alliance, Inc.(a)	121,500	1,133,595
Walmart, Inc.	737,600	66,642,160

		165,946,562

Containers & Packaging — 0.2%
Amcor PLC	245,100	2,306,391
Amcor PLC(a)	—	—
Avery Dennison Corp.	13,700	2,563,681
Ball Corp.	51,500	2,839,195
International Paper Co.(a)	58,867	3,168,222
Packaging Corp. of America	15,100	3,399,463
Smurfit WestRock PLC(a)	83,661	4,505,981

		18,782,933

Distributors — 0.1%
Genuine Parts Co.(a)	23,625	2,758,455
LKQ Corp.	44,600	1,639,050
Pool Corp.(a)	6,620	2,257,023

		6,654,528

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,215,971	27,687,660
Verizon Communications, Inc.	713,888	28,548,381

		56,236,041

Electric Utilities — 1.4%
Alliant Energy Corp.(a)	43,500	2,572,590
American Electric Power Co., Inc.	90,240	8,322,835
Constellation Energy Corp.	53,524	11,973,854
Duke Energy Corp.	130,948	14,108,338
Edison International	65,500	5,229,520
Entergy Corp.	72,600	5,504,532
Evergy, Inc.	39,000	2,400,450
Eversource Energy	62,000	3,560,660
Exelon Corp.	169,573	6,382,728
FirstEnergy Corp.	90,980	3,619,184
NextEra Energy, Inc.	348,400	24,976,796
NRG Energy, Inc.	34,100	3,076,502
PG&E Corp.	370,300	7,472,654
Pinnacle West Capital Corp.(a)	19,300	1,636,061
PPL Corp.	125,100	4,060,746
Southern Co. (The)	185,400	15,262,128
Xcel Energy, Inc.	97,595	6,589,614

		126,749,192

Electrical Equipment — 0.8%
AMETEK, Inc.	39,300	7,084,218
Eaton Corp. PLC	67,311	22,338,501
Emerson Electric Co.(a)	97,100	12,033,603
GE Vernova, Inc.	46,988	15,455,763
Generac Holdings, Inc.*	10,200	1,581,510
Hubbell, Inc.	9,100	3,811,899
Rockwell Automation, Inc.(a)	19,220	5,492,884

		67,798,378

SEE NOTES TO FINANCIAL STATEMENTS.

A231

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	204,200	$14,181,690
CDW Corp.	22,600	3,933,304
Corning, Inc.	130,600	6,206,112
Jabil, Inc.	19,200	2,762,880
Keysight Technologies, Inc.*	29,600	4,754,648
TE Connectivity PLC (Switzerland)	50,600	7,234,282
Teledyne Technologies, Inc.*	8,079	3,749,706
Trimble, Inc.*	41,400	2,925,324
Zebra Technologies Corp. (Class A Stock)*	8,780	3,391,012

		49,138,958

Energy Equipment & Services — 0.2%
Baker Hughes Co.	168,448	6,909,737
Halliburton Co.(a)	149,700	4,070,343
Schlumberger NV	240,798	9,232,195

		20,212,275

Entertainment — 1.3%
Electronic Arts, Inc.	40,200	5,881,260
Live Nation Entertainment, Inc.*(a)	26,600	3,444,700
Netflix, Inc.*	72,650	64,754,398
Take-Two Interactive Software, Inc.*	27,650	5,089,812
Walt Disney Co. (The)	307,522	34,242,575
Warner Bros Discovery, Inc.*	378,408	3,999,772

		117,412,517

Financial Services — 4.3%
Apollo Global Management, Inc.	75,700	12,502,612
Berkshire Hathaway, Inc. (Class B Stock)*	310,610	140,793,301
Corpay, Inc.*	12,200	4,128,724
Fidelity National Information Services, Inc.	91,100	7,358,147
Fiserv, Inc.*	96,900	19,905,198
Global Payments, Inc.	43,113	4,831,243
Jack Henry & Associates, Inc.	12,350	2,164,955
Mastercard, Inc. (Class A Stock)	139,910	73,672,408
PayPal Holdings, Inc.*	169,700	14,483,895
Visa, Inc. (Class A Stock)	293,700	92,820,948

		372,661,431

Food Products — 0.6%
Archer-Daniels-Midland Co.(a)	81,038	4,094,040
Bunge Global SA(a)	24,000	1,866,240
Conagra Brands, Inc.	81,200	2,253,300
General Mills, Inc.	94,400	6,019,888
Hershey Co. (The)(a)	25,000	4,233,750
Hormel Foods Corp.	49,300	1,546,541
J.M. Smucker Co. (The)	18,000	1,982,160
Kellanova	47,550	3,850,124
Kraft Heinz Co. (The)	149,437	4,589,210
Lamb Weston Holdings, Inc.(a)	24,400	1,630,652
McCormick & Co., Inc.	42,700	3,255,448
Mondelez International, Inc. (Class A Stock)	226,511	13,529,502
The Campbell’s Co.(a)	33,400	1,398,792

	Shares	Value
COMMON STOCKS (continued)
Food Products (cont’d.)
Tyson Foods, Inc. (Class A Stock)	48,500	$2,785,840

		53,035,487

Gas Utilities — 0.0%
Atmos Energy Corp.(a)	26,300	3,662,801

Ground Transportation — 0.8%
CSX Corp.(a)	328,816	10,610,892
J.B. Hunt Transport Services, Inc.(a)	13,700	2,338,042
Norfolk Southern Corp.	38,800	9,106,360
Old Dominion Freight Line, Inc.	32,000	5,644,800
Uber Technologies, Inc.*	356,300	21,492,016
Union Pacific Corp.	103,250	23,545,130

		72,737,240

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	295,025	33,370,278
Align Technology, Inc.*	11,920	2,485,439
Baxter International, Inc.	86,500	2,522,340
Becton, Dickinson & Co.	49,499	11,229,838
Boston Scientific Corp.*	249,749	22,307,581
Cooper Cos., Inc. (The)*	33,720	3,099,880
Dexcom, Inc.*	66,120	5,142,152
Edwards Lifesciences Corp.*	99,850	7,391,895
GE HealthCare Technologies, Inc.	77,518	6,060,357
Hologic, Inc.*	39,350	2,836,742
IDEXX Laboratories, Inc.*	13,940	5,763,354
Insulet Corp.*	11,900	3,106,733
Intuitive Surgical, Inc.*	60,540	31,599,458
Medtronic PLC	217,528	17,376,137
ResMed, Inc.(a)	25,400	5,808,726
Solventum Corp.*	23,397	1,545,606
STERIS PLC	17,200	3,535,632
Stryker Corp.	58,470	21,052,123
Teleflex, Inc.	7,950	1,414,941
Zimmer Biomet Holdings, Inc.	33,686	3,558,252

		191,207,464

Health Care Providers & Services — 2.0%
Cardinal Health, Inc.	41,375	4,893,421
Cencora, Inc.	29,600	6,650,528
Centene Corp.*	85,468	5,177,652
Cigna Group (The)	47,432	13,097,873
CVS Health Corp.	213,299	9,574,992
DaVita, Inc.*(a)	7,800	1,166,490
Elevance Health, Inc.	39,640	14,623,196
HCA Healthcare, Inc.	31,200	9,364,680
Henry Schein, Inc.*	21,500	1,487,800
Humana, Inc.	20,430	5,183,295
Labcorp Holdings, Inc.	14,200	3,256,344
McKesson Corp.	21,487	12,245,656
Molina Healthcare, Inc.*	10,000	2,910,500
Quest Diagnostics, Inc.	18,900	2,851,254
UnitedHealth Group, Inc.	156,390	79,111,445
Universal Health Services, Inc. (Class B Stock)	10,100	1,812,142

		173,407,268

SEE NOTES TO FINANCIAL STATEMENTS.

A232

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	26,380	$2,573,369
Healthpeak Properties, Inc.	119,300	2,418,211
Ventas, Inc.	70,104	4,128,425
Welltower, Inc.	100,100	12,615,603

		21,735,608

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	119,126	2,087,088

Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. (Class A Stock)*	73,300	9,632,353
Booking Holdings, Inc.	5,630	27,972,205
Caesars Entertainment, Inc.*	36,700	1,226,514
Carnival Corp.*	175,900	4,383,428
Chipotle Mexican Grill, Inc.*	230,750	13,914,225
Darden Restaurants, Inc.	20,100	3,752,469
Domino’s Pizza, Inc.	5,900	2,476,584
Expedia Group, Inc.*	21,100	3,931,563
Hilton Worldwide Holdings, Inc.	41,700	10,306,572
Las Vegas Sands Corp.(a)	59,900	3,076,464
Marriott International, Inc. (Class A Stock)	39,373	10,982,705
McDonald’s Corp.	121,360	35,181,050
MGM Resorts International*(a)	39,100	1,354,815
Norwegian Cruise Line Holdings Ltd.*	75,500	1,942,615
Royal Caribbean Cruises Ltd.	42,300	9,758,187
Starbucks Corp.	192,200	17,538,250
Wynn Resorts Ltd.(a)	15,900	1,369,944
Yum! Brands, Inc.(a)	47,100	6,318,936

		165,118,879

Household Durables — 0.3%
D.R. Horton, Inc.	49,200	6,879,144
Garmin Ltd.	26,100	5,383,386
Lennar Corp. (Class A Stock)	40,400	5,509,348
Mohawk Industries, Inc.*	8,900	1,060,257
NVR, Inc.*	520	4,253,028
PulteGroup, Inc.	35,185	3,831,647

		26,916,810

Household Products — 1.1%
Church & Dwight Co., Inc.	41,500	4,345,465
Clorox Co. (The)	21,000	3,410,610
Colgate-Palmolive Co.	138,600	12,600,126
Kimberly-Clark Corp.	56,438	7,395,636
Procter & Gamble Co. (The)	398,576	66,821,266

		94,573,103

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	120,500	1,550,835
Vistra Corp.	57,600	7,941,312

		9,492,147

Industrial Conglomerates — 0.4%
3M Co.	92,190	11,900,807
Honeywell International, Inc.	110,550	24,972,140

		36,872,947

	Shares	Value
COMMON STOCKS (continued)
Industrial REITs — 0.2%
Prologis, Inc.	156,980	$16,592,786

Insurance — 2.0%
Aflac, Inc.(a)	84,600	8,751,024
Allstate Corp. (The)	44,728	8,623,111
American International Group, Inc.	105,629	7,689,791
Aon PLC (Class A Stock)	36,825	13,226,067
Arch Capital Group Ltd.	63,500	5,864,225
Arthur J. Gallagher & Co.	42,450	12,049,432
Assurant, Inc.	8,800	1,876,336
Brown & Brown, Inc.	40,100	4,091,002
Chubb Ltd.	63,730	17,608,599
Cincinnati Financial Corp.	26,528	3,812,074
Erie Indemnity Co. (Class A Stock)(a)	4,260	1,756,100
Everest Group Ltd.	7,300	2,645,958
Globe Life, Inc.	14,175	1,580,796
Hartford Financial Services Group, Inc. (The)	48,900	5,349,660
Loews Corp.(a)	30,926	2,619,123
Marsh & McLennan Cos., Inc.	83,500	17,736,235
MetLife, Inc.	98,480	8,063,542
Principal Financial Group, Inc.	36,100	2,794,501
Progressive Corp. (The)	99,800	23,913,078
Prudential Financial, Inc.	60,500	7,171,065
Travelers Cos., Inc. (The)	38,648	9,309,917
W.R. Berkley Corp.	50,950	2,981,594
Willis Towers Watson PLC	17,300	5,419,052

		174,932,282

Interactive Media & Services — 6.4%
Alphabet, Inc. (Class A Stock)	992,880	187,952,184
Alphabet, Inc. (Class C Stock)	808,700	154,008,828
Match Group, Inc.*	43,700	1,429,427
Meta Platforms, Inc. (Class A Stock)	370,440	216,896,324

		560,286,763

IT Services — 1.1%
Accenture PLC (Ireland) (Class A Stock)	106,250	37,377,687
Akamai Technologies, Inc.*	25,700	2,458,205
Cognizant Technology Solutions Corp. (Class A Stock)	84,100	6,467,290
EPAM Systems, Inc.*	9,640	2,254,025
Gartner, Inc.*	13,170	6,380,470
GoDaddy, Inc. (Class A Stock)*(a)	23,900	4,717,143
International Business Machines Corp.(a)	157,325	34,584,755
VeriSign, Inc.*	14,300	2,959,528

		97,199,103

Leisure Products — 0.0%
Hasbro, Inc.(a)	22,250	1,243,998

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	48,582	6,526,506
Bio-Techne Corp.(a)	26,720	1,924,641
Charles River Laboratories International, Inc.*(a)	8,800	1,624,480
Danaher Corp.	109,500	25,135,725
IQVIA Holdings, Inc.*	29,400	5,777,394

SEE NOTES TO FINANCIAL STATEMENTS.

A233

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Mettler-Toledo International, Inc.*	3,600	$4,405,248
Revvity, Inc.(a)	20,900	2,332,649
Thermo Fisher Scientific, Inc.	65,000	33,814,950
Waters Corp.*	10,350	3,839,643
West Pharmaceutical Services, Inc.	12,300	4,028,988

		89,410,224

Machinery — 1.5%
Caterpillar, Inc.	82,050	29,764,458
Cummins, Inc.	23,350	8,139,810
Deere & Co.(a)	43,250	18,325,025
Dover Corp.	23,300	4,371,080
Fortive Corp.	59,400	4,455,000
IDEX Corp.	13,300	2,783,557
Illinois Tool Works, Inc.(a)	45,475	11,530,641
Ingersoll Rand, Inc.(a)	68,437	6,190,811
Nordson Corp.	9,200	1,925,008
Otis Worldwide Corp.	67,883	6,286,645
PACCAR, Inc.	88,892	9,246,546
Parker-Hannifin Corp.	21,807	13,869,906
Pentair PLC	28,107	2,828,688
Snap-on, Inc.(a)	8,950	3,038,346
Stanley Black & Decker, Inc.	26,135	2,098,379
Westinghouse Air Brake Technologies Corp.	29,112	5,519,344
Xylem, Inc.(a)	41,200	4,780,024

		135,153,268

Media — 0.5%
Charter Communications, Inc. (Class A Stock)*(a)	16,450	5,638,566
Comcast Corp. (Class A Stock)	646,392	24,259,092
Fox Corp. (Class A Stock)(a)	38,066	1,849,246
Fox Corp. (Class B Stock)	22,366	1,023,021
Interpublic Group of Cos., Inc. (The)	63,662	1,783,809
News Corp. (Class A Stock)	64,125	1,766,003
News Corp. (Class B Stock)	19,000	578,170
Omnicom Group, Inc.(a)	33,200	2,856,528
Paramount Global (Class B Stock)(a)	100,866	1,055,058

		40,809,493

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	243,612	9,276,745
Newmont Corp.	194,603	7,243,124
Nucor Corp.	40,200	4,691,742
Steel Dynamics, Inc.	24,300	2,771,901

		23,983,512

Multi-Utilities — 0.6%
Ameren Corp.	45,200	4,029,128
CenterPoint Energy, Inc.	110,510	3,506,482
CMS Energy Corp.	50,700	3,379,155
Consolidated Edison, Inc.	58,600	5,228,878
Dominion Energy, Inc.(a)	142,240	7,661,046
DTE Energy Co.	35,100	4,238,325
NiSource, Inc.	79,350	2,916,906
Public Service Enterprise Group, Inc.	84,500	7,139,405
Sempra	107,408	9,421,830

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
WEC Energy Group, Inc.(a)	53,576	$5,038,287

		52,559,442

Office REITs — 0.0%
BXP, Inc.(a)	24,600	1,829,256

Oil, Gas & Consumable Fuels — 2.8%
APA Corp.(a)	62,750	1,448,897
Chevron Corp.	284,059	41,143,106
ConocoPhillips	219,018	21,720,015
Coterra Energy, Inc.	125,400	3,202,716
Devon Energy Corp.	111,200	3,639,576
Diamondback Energy, Inc.	31,800	5,209,794
EOG Resources, Inc.	95,200	11,669,616
EQT Corp.	100,700	4,643,277
Exxon Mobil Corp.	744,319	80,066,395
Hess Corp.	46,875	6,234,844
Kinder Morgan, Inc.	327,443	8,971,938
Marathon Petroleum Corp.	54,387	7,586,986
Occidental Petroleum Corp.(a)	114,228	5,644,005
ONEOK, Inc.(a)	99,040	9,943,616
Phillips 66	69,864	7,959,606
Targa Resources Corp.	37,100	6,622,350
Texas Pacific Land Corp.	3,200	3,539,072
Valero Energy Corp.	53,600	6,570,824
Williams Cos., Inc. (The)	206,700	11,186,604

		247,003,237

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	108,700	6,576,350
Southwest Airlines Co.	101,637	3,417,036
United Airlines Holdings, Inc.*	55,800	5,418,180

		15,411,566

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	39,500	2,961,710
Kenvue, Inc.	324,800	6,934,480

		9,896,190

Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	343,790	19,444,762
Eli Lilly & Co.	133,900	103,370,800
Johnson & Johnson	409,146	59,170,695
Merck & Co., Inc.	429,903	42,766,751
Pfizer, Inc.	960,923	25,493,287
Viatris, Inc.	202,394	2,519,805
Zoetis, Inc.	77,000	12,545,610

		265,311,710

Professional Services — 0.6%
Automatic Data Processing, Inc.	69,310	20,289,116
Broadridge Financial Solutions, Inc.	20,300	4,589,627
Dayforce, Inc.*(a)	26,800	1,946,752
Equifax, Inc.	21,350	5,441,048
Jacobs Solutions, Inc.	21,200	2,832,744
Leidos Holdings, Inc.	22,850	3,291,771
Paychex, Inc.	54,350	7,620,957
Paycom Software, Inc.(a)	8,700	1,783,239

SEE NOTES TO FINANCIAL STATEMENTS.

A234

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Professional Services (cont’d.)
Verisk Analytics, Inc.	24,100	$6,637,863

		54,433,117

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	51,100	6,708,919
CoStar Group, Inc.*	69,500	4,975,505

		11,684,424

Residential REITs — 0.3%
AvalonBay Communities, Inc.(a)	24,568	5,404,223
Camden Property Trust	18,100	2,100,324
Equity Residential	57,900	4,154,904
Essex Property Trust, Inc.	11,270	3,216,909
Invitation Homes, Inc.	96,600	3,088,302
Mid-America Apartment Communities, Inc.(a)	19,800	3,060,486
UDR, Inc.(a)	50,900	2,209,569

		23,234,717

Retail REITs — 0.3%
Federal Realty Investment Trust	12,800	1,432,960
Kimco Realty Corp.	114,300	2,678,049
Realty Income Corp.(a)	147,700	7,888,657
Regency Centers Corp.(a)	27,600	2,040,468
Simon Property Group, Inc.	52,011	8,956,814

		22,996,948

Semiconductors & Semiconductor Equipment — 11.1%
Advanced Micro Devices, Inc.*	275,795	33,313,278
Analog Devices, Inc.	84,694	17,994,087
Applied Materials, Inc.(a)	140,400	22,833,252
Broadcom, Inc.	793,700	184,011,408
Enphase Energy, Inc.*(a)	23,000	1,579,640
First Solar, Inc.*	18,100	3,189,944
Intel Corp.	730,400	14,644,520
KLA Corp.	22,640	14,265,917
Lam Research Corp.	217,900	15,738,917
Microchip Technology, Inc.(a)	91,000	5,218,850
Micron Technology, Inc.	188,000	15,822,080
Monolithic Power Systems, Inc.(a)	8,260	4,887,442
NVIDIA Corp.	4,168,200	559,747,578
NXP Semiconductors NV (China)	43,200	8,979,120
ON Semiconductor Corp.*	72,600	4,577,430
QUALCOMM, Inc.	188,850	29,011,137
Skyworks Solutions, Inc.(a)	27,100	2,403,228
Teradyne, Inc.	27,700	3,487,984
Texas Instruments, Inc.	154,700	29,007,797

		970,713,609

Software — 10.1%
Adobe, Inc.*	74,995	33,348,776
ANSYS, Inc.*	15,200	5,127,416
Autodesk, Inc.*	36,670	10,838,552
Cadence Design Systems, Inc.*	46,400	13,941,344
Crowdstrike Holdings, Inc. (Class A Stock)*	39,800	13,617,968
Fair Isaac Corp.*	4,120	8,202,632
Fortinet, Inc.*	107,700	10,175,496

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Gen Digital, Inc.	91,811	$2,513,785
Intuit, Inc.	47,720	29,992,020
Microsoft Corp.	1,263,380	532,514,670
Oracle Corp.	273,095	45,508,551
Palantir Technologies, Inc. (Class A Stock)*	347,100	26,251,173
Palo Alto Networks, Inc.*(a)	110,800	20,161,168
PTC, Inc.*	20,400	3,750,948
Roper Technologies, Inc.	18,180	9,450,873
Salesforce, Inc.	162,500	54,328,625
ServiceNow, Inc.*	35,030	37,136,003
Synopsys, Inc.*(a)	26,280	12,755,261
Tyler Technologies, Inc.*(a)	7,240	4,174,874
Workday, Inc. (Class A Stock)*	36,400	9,392,292

		883,182,427

Specialized REITs — 0.9%
American Tower Corp.	79,200	14,526,072
Crown Castle, Inc.	73,650	6,684,474
Digital Realty Trust, Inc.	52,800	9,363,024
Equinix, Inc.	16,335	15,402,108
Extra Space Storage, Inc.	35,900	5,370,640
Iron Mountain, Inc.	49,730	5,227,120
Public Storage	26,750	8,010,020
SBA Communications Corp.	18,730	3,817,174
VICI Properties, Inc.	177,600	5,187,696
Weyerhaeuser Co.	123,330	3,471,740

		77,060,068

Specialty Retail — 1.8%
AutoZone, Inc.*	2,900	9,285,800
Best Buy Co., Inc.(a)	33,325	2,859,285
CarMax, Inc.*	26,500	2,166,640
Home Depot, Inc. (The)	168,869	65,688,352
Lowe’s Cos., Inc.	96,075	23,711,310
O’Reilly Automotive, Inc.*	9,770	11,585,266
Ross Stores, Inc.	56,000	8,471,120
TJX Cos., Inc. (The)	191,600	23,147,196
Tractor Supply Co.(a)	91,500	4,854,990
Ulta Beauty, Inc.*(a)	8,070	3,509,885

		155,279,844

Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.	2,568,520	643,208,778
Dell Technologies, Inc. (Class C Stock)	52,000	5,992,480
Hewlett Packard Enterprise Co.	220,366	4,704,814
HP, Inc.	163,166	5,324,107
NetApp, Inc.(a)	34,900	4,051,192
Seagate Technology Holdings PLC(a)	35,650	3,076,951
Super Micro Computer, Inc.*(a)	85,400	2,602,992
Western Digital Corp.*	58,468	3,486,447

		672,447,761

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.*	25,840	5,247,846
Lululemon Athletica, Inc.*	19,300	7,380,513
NIKE, Inc. (Class B Stock)	201,600	15,255,072
Ralph Lauren Corp	6,800	1,570,664

SEE NOTES TO FINANCIAL STATEMENTS.

A235

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Tapestry, Inc.	39,000	$2,547,870

		32,001,965

Tobacco — 0.5%
Altria Group, Inc.	287,000	15,007,230
Philip Morris International, Inc.	263,700	31,736,295

		46,743,525

Trading Companies & Distributors — 0.3%
Fastenal Co.(a)	97,100	6,982,461
United Rentals, Inc.(a)	11,100	7,819,284
W.W. Grainger, Inc.	7,530	7,936,997

		22,738,742

Water Utilities — 0.0%
American Water Works Co., Inc.	33,050	4,114,395

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	82,500	18,210,225

TOTAL COMMON STOCKS (cost $1,631,044,076)		8,462,934,945

UNAFFILIATED EXCHANGE-TRADED FUND — 1.5%
iShares Core S&P 500 ETF	220,000	129,509,600

(cost $91,086,310)

TOTAL LONG-TERM INVESTMENTS (cost $1,722,130,386)		8,592,444,545

SHORT-TERM INVESTMENTS — 5.9%
AFFILIATED MUTUAL FUNDS — 5.8%
PGIM Core Ultra Short Bond Fund(wb)	172,512,127	172,512,127
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $334,883,066; includes $333,684,442 of cash collateral for securities on loan)(b)(wb)	335,262,823	335,061,665

TOTAL AFFILIATED MUTUAL FUNDS (cost $507,395,193)		507,573,792

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
4.216%	03/20/25	10,700	$10,604,398

(cost $10,603,326)

TOTAL SHORT-TERM INVESTMENTS (cost $517,998,519)			518,178,190

TOTAL INVESTMENTS—103.9% (cost $2,240,128,905)			9,110,622,735
Liabilities in excess of other assets(z) — (3.9)%			(345,646,967)

NET ASSETS — 100.0%			$8,764,975,768

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $326,272,029; cash collateral of $333,684,442 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
555	S&P 500 E-Mini Index	Mar. 2025	$164,717,063	$(5,343,101)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS	$—	$10,604,398

SEE NOTES TO FINANCIAL STATEMENTS.

A236

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$156,613,413	$—	$—
Air Freight & Logistics	31,151,283	—	—
Automobile Components	3,634,198	—	—
Automobiles	208,115,530	—	—
Banks	286,369,052	—	—
Beverages	97,589,614	—	—
Biotechnology	135,069,131	—	—
Broadline Retail	353,898,123	—	—
Building Products	44,841,483	—	—
Capital Markets	267,195,112	—	—
Chemicals	106,483,470	—	—
Commercial Services & Supplies	45,083,665	—	—
Communications Equipment	77,442,967	—	—
Construction & Engineering	8,027,670	—	—
Construction Materials	11,215,784	—	—
Consumer Finance	51,300,196	—	—
Consumer Staples Distribution & Retail	165,946,562	—	—
Containers & Packaging	18,782,933	—	—
Distributors	6,654,528	—	—
Diversified Telecommunication Services	56,236,041	—	—
Electric Utilities	126,749,192	—	—
Electrical Equipment	67,798,378	—	—
Electronic Equipment, Instruments & Components	49,138,958	—	—
Energy Equipment & Services	20,212,275	—	—
Entertainment	117,412,517	—	—
Financial Services	372,661,431	—	—
Food Products	53,035,487	—	—
Gas Utilities	3,662,801	—	—
Ground Transportation	72,737,240	—	—
Health Care Equipment & Supplies	191,207,464	—	—
Health Care Providers & Services	173,407,268	—	—
Health Care REITs	21,735,608	—	—
Hotel & Resort REITs	2,087,088	—	—
Hotels, Restaurants & Leisure	165,118,879	—	—
Household Durables	26,916,810	—	—
Household Products	94,573,103	—	—
Independent Power & Renewable Electricity Producers	9,492,147	—	—
Industrial Conglomerates	36,872,947	—	—
Industrial REITs	16,592,786	—	—
Insurance	174,932,282	—	—
Interactive Media & Services	560,286,763	—	—
IT Services	97,199,103	—	—
Leisure Products	1,243,998	—	—
Life Sciences Tools & Services	89,410,224	—	—
Machinery	135,153,268	—	—
Media	40,809,493	—	—
Metals & Mining	23,983,512	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A237

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Multi-Utilities	$52,559,442	$—	$—
Office REITs	1,829,256	—	—
Oil, Gas & Consumable Fuels	247,003,237	—	—
Passenger Airlines	15,411,566	—	—
Personal Care Products	9,896,190	—	—
Pharmaceuticals	265,311,710	—	—
Professional Services	54,433,117	—	—
Real Estate Management & Development	11,684,424	—	—
Residential REITs	23,234,717	—	—
Retail REITs	22,996,948	—	—
Semiconductors & Semiconductor Equipment	970,713,609	—	—
Software	883,182,427	—	—
Specialized REITs	77,060,068	—	—
Specialty Retail	155,279,844	—	—
Technology Hardware, Storage & Peripherals	672,447,761	—	—
Textiles, Apparel & Luxury Goods	32,001,965	—	—
Tobacco	46,743,525	—	—
Trading Companies & Distributors	22,738,742	—	—
Water Utilities	4,114,395	—	—
Wireless Telecommunication Services	18,210,225	—	—
Unaffiliated Exchange-Traded Fund	129,509,600	—	—
Short-Term Investments
Affiliated Mutual Funds	507,573,792	—	—
U.S. Treasury Obligation	—	10,604,398	—

Total	$9,100,018,337	$10,604,398	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(5,343,101)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Semiconductors & Semiconductor Equipment	11.1%
Software	10.1
Technology Hardware, Storage & Peripherals	7.7
Interactive Media & Services	6.4
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	5.8
Financial Services	4.3
Broadline Retail	4.0
Banks	3.3
Capital Markets	3.1
Pharmaceuticals	3.0
Oil, Gas & Consumable Fuels	2.8
Automobiles	2.4
Health Care Equipment & Supplies	2.2
Insurance	2.0
Health Care Providers & Services	2.0
Consumer Staples Distribution & Retail	1.9
Hotels, Restaurants & Leisure	1.9

Aerospace & Defense	1.8%
Specialty Retail	1.8
Machinery	1.5
Biotechnology	1.5
Unaffiliated Exchange-Traded Fund	1.5
Electric Utilities	1.4
Entertainment	1.3
Chemicals	1.2
Beverages	1.1
IT Services	1.1
Household Products	1.1
Life Sciences Tools & Services	1.0
Communications Equipment	0.9
Specialized REITs	0.9
Ground Transportation	0.8
Electrical Equipment	0.8
Diversified Telecommunication Services	0.6
Professional Services	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A238

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Food Products	0.6%
Multi-Utilities	0.6
Consumer Finance	0.6
Electronic Equipment, Instruments & Components	0.6
Tobacco	0.5
Commercial Services & Supplies	0.5
Building Products	0.5
Media	0.5
Industrial Conglomerates	0.4
Textiles, Apparel & Luxury Goods	0.4
Air Freight & Logistics	0.4
Household Durables	0.3
Metals & Mining	0.3
Residential REITs	0.3
Retail REITs	0.3
Trading Companies & Distributors	0.3
Health Care REITs	0.2
Energy Equipment & Services	0.2
Containers & Packaging	0.2
Wireless Telecommunication Services	0.2
Industrial REITs	0.2

Passenger Airlines	0.2%
Real Estate Management & Development	0.1
Construction Materials	0.1
U.S. Treasury Obligation	0.1
Personal Care Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Construction & Engineering	0.1
Distributors	0.1
Water Utilities	0.0	*
Gas Utilities	0.0	*
Automobile Components	0.0	*
Hotel & Resort REITs	0.0	*
Office REITs	0.0	*
Leisure Products	0.0	*

	103.9
Liabilities in excess of other assets	(3.9)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$5,343,101	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$26,823,824

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(7,894,542)

SEE NOTES TO FINANCIAL STATEMENTS.

A239

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$125,754,525

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$326,272,029	$(326,272,029)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A240

PSF STOCK INDEX PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $326,272,029:
Unaffiliated investments (cost $1,732,733,712)	$8,603,048,943
Affiliated investments (cost $507,395,193)	507,573,792
Receivable for Portfolio shares sold	6,696,944
Dividends and interest receivable	5,234,673
Tax reclaim receivable	957,253
Prepaid expenses and other assets	662,332

Total Assets	9,124,173,937

LIABILITIES
Payable to broker for collateral for securities on loan	333,684,442
Payable for investments purchased	20,552,572
Management fee payable.	1,841,459
Accrued expenses and other liabilities	1,480,345
Payable for Portfolio shares purchased	982,367
Due to broker-variation margin futures	638,250
Distribution fee payable	12,134
Trustees’ fees payable	5,410
Affiliated transfer agent fee payable	1,190

Total Liabilities	359,198,169

NET ASSETS	$8,764,975,768

Net assets were comprised of:
Partners’ Equity	$8,764,975,768

Class I:
Net asset value and redemption price per share, $8,707,851,005 / 60,419,727 outstanding shares of beneficial interest	$144.12

Class III:
Net asset value and redemption price per share, $57,124,763 / 400,020 outstanding shares of beneficial interest	$142.80

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$113,661,819
Affiliated dividend income	6,586,550
Interest income	405,150
Income from securities lending, net (including affiliated income of $358,927)	389,160

Total income	121,042,679

EXPENSES
Management fee	23,066,678
Distribution fee—Class III	122,469
Custodian and accounting fees	420,550
Shareholders’ reports	204,672
Trustees’ fees	145,590
Professional fees	83,566
Audit fee	30,858
Transfer agent’s fees and expenses (including affiliated expense of $7,143)	11,944
Miscellaneous	144,810

Total expenses	24,231,137
Less: Fee waivers and/or expense reimbursement	(1,338,908)

Net expenses	22,892,229

NET INVESTMENT INCOME (LOSS)	98,150,450

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(22,562))	333,636,491
Futures transactions	26,823,824
Foreign currency transactions	(562)

360,459,753

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(52,608))	1,386,227,208
Futures	(7,894,542)

1,378,332,666

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,738,792,419

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,836,942,869

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$98,150,450	$92,645,806
Net realized gain (loss) on investment and foreign currency transactions	360,459,753	28,529,079
Net change in unrealized appreciation (depreciation) on investments	1,378,332,666	1,404,142,166

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,836,942,869	1,525,317,051

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	395,283,655	273,329,112
Portfolio shares purchased	(880,032,406)	(290,805,416)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(484,748,751)	(17,476,304)

TOTAL INCREASE (DECREASE)	1,352,194,118	1,507,840,747
NET ASSETS:
Beginning of year	7,412,781,650	5,904,940,903

End of year	$8,764,975,768	$7,412,781,650

SEE NOTES TO FINANCIAL STATEMENTS.

A241

PSF STOCK INDEX PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$115.63	$91.83	$112.45	$87.66	$74.24

Income (Loss) From Investment Operations:
Net investment income (loss)	1.54	1.44	1.29	1.06	1.12
Net realized and unrealized gain (loss) on investment transactions	26.95	22.36	(21.91)	23.73	12.30

Total from investment operations	28.49	23.80	(20.62)	24.79	13.42

Net Asset Value, end of year	$144.12	$115.63	$91.83	$112.45	$87.66

Total Return(b)	24.65%	25.92%	(18.34)%	28.28%	18.08%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$8,708	$7,372	$5,880	$7,244	$5,620
Average net assets (in millions)	$8,378	$6,589	$6,252	$6,427	$4,802
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.27%	0.29%	0.29%	0.29%	0.31%
Expenses before waivers and/or expense reimbursement	0.29%	0.29%	0.29%	0.29%	0.31%
Net investment income (loss)	1.17%	1.40%	1.32%	1.06%	1.50%
Portfolio turnover rate(d)	3%	3%	3%	2%	4%

Class III
	Year Ended December 31,			April 26, 2021(e) through December 31,
	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$114.86	$91.45	$112.26	$97.90

Income (Loss) From Investment Operations:
Net investment income (loss)	1.20	1.18	1.06	0.54
Net realized and unrealized gain (loss) on investment transactions	26.74	22.23	(21.87)	13.82

Total from investment operations	27.94	23.41	(20.81)	14.36

Net Asset Value, end of period	$142.80	$114.86	$91.45	$112.26

Total Return(b)	24.33%	25.60%	(18.54)%	14.67%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$57	$40	$25	$17
Average net assets (in millions)	$49	$32	$21	$7
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.52%	0.54%	0.54%	0.54	%(f)
Expenses before waivers and/or expense reimbursement	0.54%	0.54%	0.54%	0.54	%(f)
Net investment income (loss)	0.91%	1.15%	1.09%	0.74	%(f)
Portfolio turnover rate(d)	3%	3%	3%	2%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(e)	Commencement of offering.
(f)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A242

NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

1. Organization

The Prudential Series Fund (“Series Fund”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Series Fund is currently composed of 14 Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains to the 14 Portfolios listed below together with their investment objectives. Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

The PSF PGIM Government Money Market Portfolio seeks to maintain a stable $10.00 net asset value (“NAV”). The Series Fund’s Board of Trustees (the “Board”) has determined that the PSF PGIM Government Money Market Portfolio, as a “government money market fund,” is not subject to liquidity fees. The Board has reserved its ability to change this determination with respect to liquidity fees, but such change would become effective only after providing appropriate prior notice to shareholders.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)

PSF Global Portfolio	Long-term growth of capital.

PSF Mid-Cap Growth Portfolio	Long-term capital appreciation.

PSF Natural Resources Portfolio	Long-term growth of capital.

PSF PGIM 50/50 Balanced Portfolio	Total investment return consistent with a conservatively managed diversified portfolio.

PSF PGIM Flexible Managed Portfolio	Total return consistent with an aggressively managed diversified portfolio.

PSF PGIM Government Income Portfolio	High level of income over the long-term consistent with the preservation of capital.

PSF PGIM Government Money Market Portfolio	Maximum current income consistent with the stability of capital and maintenance of liquidity.

PSF PGIM High Yield Bond Portfolio	High total return.

PSF PGIM Jennison Blend Portfolio	Long-term growth of capital.

PSF PGIM Jennison Growth Portfolio	Long-term growth of capital.

PSF PGIM Jennison Value Portfolio	Capital appreciation.

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Portfolio	Investment Objective(s)

PSF PGIM Total Return Bond Portfolio	High level of income over a longer term while providing reasonable safety of capital.

PSF Small-Cap Stock Index Portfolio	Long-term growth of capital.

PSF Stock Index Portfolio	Achieve investment results that generally correspond to the performance of publicly traded common stocks.

During the reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) acts as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ sub-advisor.

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

2. Accounting Policies

The Series Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies.The following is a summary of significant accounting policies followed by the Series Fund in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Board has approved the Portfolios’ valuation policies and procedures for security valuation and designated the Investment Manager as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where

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the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

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When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.Across currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss)

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on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging

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country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs.As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be

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delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Series Fund, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolios to cover each Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Series Fund, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/ insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets

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and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: Certain Portfolios held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Portfolios until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain fixed income Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is

B8

recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the Code) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. The Government Money Market Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Series Fund, on behalf of the Portfolios, has entered into investment management agreements with the Manager which provide that the Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)

PSF Global Portfolio	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); LSV Asset Management (“LSV”); Massachusetts Financial Services Company (“MFS”); PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); T. Rowe Price Associates, Inc. (“T. Rowe”); William Blair Investment Management, LLC (“William Blair”)*

PSF Mid-Cap Growth Portfolio	J.P. Morgan Investment Management Inc. (“J.P. Morgan”)

PSF Natural Resources Portfolio	T. Rowe

PSF PGIM 50/50 Balanced Portfolio	PFI, PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Quantitative Solutions

PSF PGIM Flexible Managed Portfolio	PFI; PGIM Limited; PGIM Quantitative Solutions

PSF PGIM Government Income Portfolio	PFI

PSF PGIM Government Money Market Portfolio	PFI

PSF PGIM High Yield Bond Portfolio	PFI; PGIM Limited

PSF PGIM Jennison Blend Portfolio	Jennison

PSF PGIM Jennison Growth Portfolio	Jennison

PSF PGIM Jennison Value Portfolio	Jennison

PSF PGIM Total Return Bond Portfolio	PFI; PGIM Limited

PSF Small-Cap Stock Index Portfolio	PGIM Quantitative Solutions

PSF Stock Index Portfolio	PGIM Quantitative Solutions

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*The asset allocation strategy for the Portfolio is determined by the Manager and PGIM Quantitative Solutions, as described in the Portfolio’s Prospectus. During the period ended December 31, 2024, Jennison and PFI were not allocated assets to manage.

The Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Manager, under the agreements, are reflected in the Statement of Operations.

The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive in all cases of distribution and/or service (12b-1) fees, administration fees, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable

PSF Global Portfolio	0.75%	0.66%

PSF Mid-Cap Growth Portfolio	0.60	0.59

PSF Natural Resources Portfolio	0.45	0.44

PSF PGIM 50/50 Balanced Portfolio	0.55	0.55

PSF PGIM Flexible Managed Portfolio	0.60	0.59

PSF PGIM Government Income Portfolio	0.40	0.40

PSF PGIM Government Money Market Portfolio	0.30	0.30

PSF PGIM High Yield Bond Portfolio	0.55	0.51

PSF PGIM Jennison Blend Portfolio	0.45	0.45

PSF PGIM Jennison Growth Portfolio	0.60	0.60

PSF PGIM Jennison Value Portfolio	0.40	0.40

PSF PGIM Total Return Bond Portfolio	0.40	0.40

PSF Small-Cap Stock Index Portfolio	0.35	0.35

PSF Stock Index Portfolio	0.30% up to $4 billion
	0.25% over $4 billion	0.26

Portfolio	Fee Waivers and/or Expense Limitations

PSF Global Portfolio	contractually waive 0.0465% through June 30, 2025; effective April 4, 2024 through April 9, 2024, voluntarily waive 0.04%
PSF Mid-Cap Growth Portfolio	contractually waive 0.013% through June 30, 2025
PSF Natural Resources Portfolio	contractually waive 0.008% through June 30, 2025
PSF PGIM Flexible Managed Portfolio	contractually limit expenses to 0.61% through June 30, 2024; effective July 1, 2024, contractually limit expenses to 0.62% through June 30, 2025
PSF PGIM High Yield Bond Portfolio	contractually limit expenses to 0.57% through June 30, 2025

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Portfolio	Fee Waivers and/or Expense Limitations
PSF Stock Index Portfolio	effective July 1, 2024, voluntarily waive 0.03%

The Series Fund, on behalf of the Portfolios, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I, Class II and Class III shares of the Portfolios. The Portfolios compensate PIMS for distributing and servicing the Portfolios’ Class II and Class III shares pursuant to a plan of distribution (the “Class II Plan” and “Class III Plan”, together, the Plans), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolios. Pursuant to the Plans, the Class II and Class III shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II and Class III shares.

The Series Fund has an administration agreement with the Manager, which acts as the administrator of the Class II shares of the Portfolios. The administration fee paid to the Manager is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

The Series Fund, on behalf of the Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the year ended December 31, 2024, brokerage commissions recaptured under these agreements was as follows:

Portfolio	Amount
PSF Mid-Cap Growth Portfolio	$13,307
PSF PGIM Jennison Growth Portfolio	51,800
PSF PGIM Jennison Value Portfolio	20,234

PIMS, PGIM Investments, PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2 (together with PGIM Core Government Money Market Fund, the “Core Funds”), each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the year ended December 31, 2024, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain

B11

(loss) as a result of Rule 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)

PSF Global Portfolio	$221,347	$794,310	$(19,593)

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Series Fund’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments

PSF Global Portfolio	$105,799

PSF Natural Resources Portfolio	8,820

PSF PGIM 50/50 Balanced Portfolio	12,160
PSF PGIM Flexible Managed Portfolio	22,334
PSF PGIM Jennison Value Portfolio	50,689

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments

PSF Global Portfolio	$ 93,663
PSF Natural Resources Portfolio	202,679
PSF PGIM 50/50 Balanced Portfolio	3,416
PSF PGIM Flexible Managed Portfolio	6,019
PSF PGIM Jennison Blend Portfolio	78,967
PSF PGIM Jennison Growth Portfolio	80,602

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5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended December 31, 2024, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales

PSF Global Portfolio	$341,253,219	$626,341,044

PSF Mid-Cap Growth Portfolio	232,606,969	230,921,826

PSF Natural Resources Portfolio	148,987,607	200,798,531

PSF PGIM 50/50 Balanced Portfolio	1,324,917,272	1,468,527,121

PSF PGIM Flexible Managed Portfolio	5,179,353,505	5,455,157,160

PSF PGIM Government Income Portfolio	49,605,699	65,330,966

PSF PGIM Government Money Market Portfolio	—	—

PSF PGIM High Yield Bond Portfolio	350,576,957	187,875,353

PSF PGIM Jennison Blend Portfolio	6,390,943,857	6,750,074,628

PSF PGIM Jennison Growth Portfolio	1,070,642,204	1,320,293,791

PSF PGIM Jennison Value Portfolio	381,744,648	458,088,430

PSF PGIM Total Return Bond Portfolio	2,287,889,727	1,623,267,280

PSF Small-Cap Stock Index Portfolio	284,956,573	321,370,205

PSF Stock Index Portfolio	259,788,482	711,759,661

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended December 31, 2024, is presented as follows:

PSF Global Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)

$ 4,680,293	$ 29,004,877	$ 33,683,382	$ —	$ —	$ 1,788	1,788	$ 6,359

PGIM Core Ultra Short Bond Fund(1)(wb)

13,087,808	153,809,467	159,646,791	—	—	7,250,484	7,250,484	538,981

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)

51,321,088	388,515,591	402,153,789	(13,021)	5,284	37,675,153	37,697,771	88,096	(2)

$69,089,189	$571,329,935	$595,483,962	$(13,021)	$5,284	$44,927,425		$633,436

PSF Mid-Cap Growth Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)

$ 3,441,275	$ 72,396,460	$ 69,474,898	$ —	$ —	$ 6,362,837	6,362,837	$314,679

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)

56,004,482	504,657,060	482,309,447	(7,936)	(3,358)	78,340,801	78,387,833	96,495	(2)

$59,445,757	$577,053,520	$551,784,345	$(7,936)	$(3,358)	$84,703,638		$411,174

B13

PSF Natural Resources Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)

$ 6,071,857	$ 73,696,083	$ 77,087,276	$ —	$ —	$ 2,680,664	2,680,664	$159,670

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)

33,596,239	621,210,136	587,305,134	(6,023)	(1,130)	67,494,088	67,534,609	116,570	(2)

$39,668,096	$694,906,219	$664,392,410	$(6,023)	$(1,130)	$70,174,752		$276,240

PSF PGIM 50/50 Balanced Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)

$262,653,550	$632,854,048	$598,017,297	$ —	$ —	$297,490,301	297,490,301	$15,237,896

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)

62,347,675	338,123,486	361,863,060	(18,167)	5,245	38,595,179	38,618,349	80,019	(2)

$325,001,225	$970,977,534	$959,880,357	$(18,167)	$5,245	$336,085,480		$15,317,915

PSF PGIM Flexible Managed Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)

$252,653,789	$1,146,426,649	$1,126,821,455	$ —	$ —	$272,258,983	272,258,983	$14,729,303

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)

143,529,091	1,102,347,647	1,149,784,773	(8,488)	(7,512)	96,075,965	96,133,646	125,934	(2)

$396,182,880	$2,248,774,296	$2,276,606,228	$(8,488)	$(7,512)	$368,334,948		$14,855,237

PSF PGIM Government Income Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)

$2,434,023	$48,920,751	$47,328,365	$—	$ —	$4,026,409	4,026,409	$107,081

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)

—	9,792,257	9,792,033	—	(224)	—	—	329	(2)

$2,434,023	$58,713,008	$57,120,398	$—	$(224)	$4,026,409		$107,410

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PSF PGIM High Yield Bond Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)

$ 12,727,484	$261,697,444	$254,604,101	$ —	$ —	$19,820,827	19,820,827	$692,855

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)

109,421,977	344,906,725	415,710,429	(27,545)	4,274	38,595,002	38,618,173	176,773	(2)

$122,149,461	$606,604,169	$670,314,530	$(27,545)	$4,274	$58,415,829		$869,628

PSF PGIM Jennison Blend Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)

$ 24,114,237	$ 820,855,491	$ 807,894,885	$ —	$ —	$ 37,074,843	37,074,843	$2,131,160

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)

315,171,537	1,665,729,152	1,754,485,879	(164,455)	143,250	226,393,605	226,529,522	198,630	(2)

$339,285,774	$2,486,584,643	$2,562,380,764	$(164,455)	$143,250	$263,468,448		$2,329,790

PSF PGIM Jennison Growth Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)

$ 12,489,055	$ 658,645,559	$ 621,077,725	$ —	$ —	$50,056,889	50,056,889	$ 973,662

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)

136,417,760	523,198,975	635,309,576	(156,578)	133,430	24,284,011	24,298,590	119,066	(2)

$148,906,815	$1,181,844,534	$1,256,387,301	$(156,578)	$133,430	$74,340,900		$1,092,728

PSF PGIM Jennison Value Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)

$ 32,523,439	$ 217,390,338	$ 204,314,918	$ —	$ —	$ 45,598,859	45,598,859	$2,116,602

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)

123,017,752	1,227,229,940	1,250,386,199	(5,938)	(17,189)	99,838,366	99,898,305	85,236	(2)

$155,541,191	$1,444,620,278	$1,454,701,117	$(5,938)	$(17,189)	$145,437,225		$2,201,838

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PSF PGIM Total Return Bond Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)

$24,486,109	$1,123,546,273	$1,114,777,406	$ —	$ —	$33,254,976	33,254,976	$2,404,148

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)

31,857,281	365,667,554	377,771,265	(7,416)	(2,863)	19,743,291	19,755,144	121,157	(2)

$56,343,390	$1,489,213,827	$1,492,548,671	$(7,416)	$(2,863)	$52,998,267		$2,525,305

PSF Small-Cap Stock Index Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)

$ 5,700,543	$ 83,162,446	$ 85,966,541	$ —	$ —	$ 2,896,448	2,896,448	$219,687

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)

313,212,131	1,066,444,382	1,084,536,462	(43,097)	(10,533)	295,066,421	295,243,567	642,817	(2)

$318,912,674	$1,149,606,828	$1,170,503,003	$(43,097)	$(10,533)	$297,962,869		$862,504

PSF Stock Index Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)

$ 75,066,905	$ 341,537,145	$ 244,091,923	$ —	$ —	$172,512,127	172,512,127	$6,586,550

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)

371,269,694	2,072,843,749	2,108,976,608	(52,608)	(22,562)	335,061,665	335,262,823	358,927	(2)

$446,336,599	$2,414,380,894	$2,353,068,531	$(52,608)	$(22,562)	$507,573,792		$6,945,477

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2024 are subject to

B16

such review.

7. Borrowings

The Series Fund, on behalf of the Portfolios, (excluding the PSF PGIM Government Money Market Portfolio), along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The following Portfolios utilized the SCA during the year ended December 31, 2024. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at December 31, 2024

PSF Global Portfolio	$209,804,500	6.42%	6	$251,911,000	$—

PSF Natural Resources Portfolio	2,582,857	6.37	7	15,977,000	—

PSF PGIM Government Income Portfolio	325,000	5.69	1	325,000	—

PSF PGIM Jennison Blend Portfolio	1,272,000	6.45	1	1,272,000	—

PSF PGIM Jennison Growth Portfolio	967,750	6.42	16	3,106,000	—

PSF Small-Cap Stock Index Portfolio	3,041,500	6.41	14	9,698,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios. The Portfolios offer Class I shares and certain Portfolios offer Class II and/or Class III shares. All share classes are not subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I and Class III shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Portfolios through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Portfolios to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of December 31, 2024, the following number of shares of the Portfolios were owned of record directly or by other

B17

Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
PSF Global Portfolio–Class I	14,545,476	100.0%
PSF Global Portfolio–Class III	21,272	100.0
PSF Mid-Cap Growth Portfolio–Class I	14,005,964	100.0
PSF Mid-Cap Growth Portfolio–Class III	86,024	100.0
PSF Natural Resources Portfolio–Class I	10,708,104	100.0
PSF Natural Resources Portfolio–Class III	465,894	100.0
PSF PGIM 50/50 Balanced Portfolio–Class I	60,531,308	100.0
PSF PGIM 50/50 Balanced Portfolio–Class III	219,108	100.0
PSF PGIM Flexible Managed Portfolio–Class I	93,527,034	100.0
PSF PGIM Flexible Managed Portfolio–Class III	4,071,074	100.0
PSF PGIM Government Income Portfolio–Class I	11,487,827	100.0
PSF PGIM Government Income Portfolio–Class III	251,742	100.0
PSF PGIM Government Money Market Portfolio–Class I	102,166,303	97.8
PSF PGIM Government Money Market Portfolio–Class III	30,245,069	91.3
PSF PGIM High Yield Bond Portfolio–Class I	97,484,906	99.9
PSF PGIM High Yield Bond Portfolio–Class III	2,086,425	100.0
PSF PGIM Jennison Blend Portfolio–Class I	54,353,072	100.0
PSF PGIM Jennison Blend Portfolio–Class III	29,749	100.0
PSF PGIM Jennison Growth Portfolio–Class I	20,374,516	100.0
PSF PGIM Jennison Growth Portfolio–Class III	88,251	100.0
PSF PGIM Jennison Value Portfolio–Class I	29,010,965	100.0
PSF PGIM Jennison Value Portfolio–Class III	89,408	100.0
PSF PGIM Total Return Bond Portfolio–Class I	151,556,054	99.2
PSF PGIM Total Return Bond Portfolio–Class III	1,290,027	100.0
PSF Small-Cap Stock Index Portfolio–Class I	19,874,589	100.0
PSF Small-Cap Stock Index Portfolio–Class III	208,490	100.0
PSF Stock Index Portfolio–Class I	60,419,727	100.0
PSF Stock Index Portfolio–Class III	400,020	100.0

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PSF Global Portfolio	2	95.7%
PSF Mid-Cap Growth Portfolio	2	99.6
PSF Natural Resources Portfolio	2	93.2
PSF PGIM 50/50 Balanced Portfolio	3	100.0
PSF PGIM Flexible Managed Portfolio	3	100.0
PSF PGIM Government Income Portfolio	2	97.4
PSF PGIM Government Money Market Portfolio	3	97.8
PSF PGIM High Yield Bond Portfolio	5	94.1
PSF PGIM Jennison Blend Portfolio	3	98.0
PSF PGIM Jennison Growth Portfolio	3	99.6
PSF PGIM Jennison Value Portfolio	2	93.7
PSF PGIM Total Return Bond Portfolio	3	99.2
PSF Small-Cap Stock Index Portfolio	3	100.0
PSF Stock Index Portfolio	3	100.0

B18

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
PSF Global Portfolio	—	—%
PSF Mid-Cap Growth Portfolio	—	—
PSF Natural Resources Portfolio	—	—
PSF PGIM 50/50 Balanced Portfolio	—	—
PSF PGIM Flexible Managed Portfolio	—	—
PSF PGIM Government Income Portfolio	—	—
PSF PGIM Government Money Market Portfolio	—	—
PSF PGIM High Yield Bond Portfolio	—	—
PSF PGIM Jennison Blend Portfolio	—	—
PSF PGIM Jennison Growth Portfolio	—	—
PSF PGIM Jennison Value Portfolio	—	—
PSF PGIM Total Return Bond Portfolio	—	—
PSF Small-Cap Stock Index Portfolio	—	—
PSF Stock Index Portfolio	—	—

Transactions in shares of beneficial interest of the Portfolios were as follows:

PSF Global Portfolio

Share Class	Shares	Amount

Class I:
Year ended December 31, 2024:
Portfolio shares sold	279,165	$17,194,743
Portfolio shares purchased	(5,287,502)	(321,584,953)

Net increase (decrease) in shares outstanding	(5,008,337)	$(304,390,210)

Year ended December 31, 2023:
Portfolio shares sold	405,963	$20,240,881
Portfolio shares purchased	(6,576,091)	(322,694,051)

Net increase (decrease) in shares outstanding	(6,170,128)	$(302,453,170)

Class III:

Year ended December 31, 2024:
Portfolio shares sold	4,505	$270,573
Portfolio shares purchased	(3,193)	(198,136)

Net increase (decrease) in shares outstanding	1,312	$72,437

Year ended December 31, 2023:
Portfolio shares sold	8,068	$401,002
Portfolio shares purchased	(1,751)	(86,608)

Net increase (decrease) in shares outstanding	6,317	$314,394

B19

PSF Mid-Cap Growth Portfolio

Share Class	Shares	Amount

Class I:
Year ended December 31, 2024:
Portfolio shares sold	910,112	$27,538,807
Portfolio shares purchased	(840,404)	(24,887,004)

Net increase (decrease) in shares outstanding	69,708	$2,651,803

Year ended December 31, 2023:
Portfolio shares sold	861,718	$21,220,361
Portfolio shares purchased	(663,996)	(16,389,966)

Net increase (decrease) in shares outstanding	197,722	$4,830,395

Class II:

Year ended December 31, 2024:
Portfolio shares sold	74	$1,974
Portfolio shares purchased	(1,420)	(37,833)

Net increase (decrease) in shares outstanding	(1,346)	$(35,859)

Year ended December 31, 2023:
Portfolio shares sold	76	$1,677
Portfolio shares purchased	(716)	(16,324)

Net increase (decrease) in shares outstanding	(640)	$(14,647)

Class III:

Year ended December 31, 2024:
Portfolio shares sold	26,633	$799,045
Portfolio shares purchased	(5,829)	(172,910)

Net increase (decrease) in shares outstanding	20,804	$626,135

Year ended December 31, 2023:
Portfolio shares sold	28,508	$711,673
Portfolio shares purchased	(12,386)	(309,161)

Net increase (decrease) in shares outstanding	16,122	$402,512

PSF Natural Resources Portfolio

Share Class	Shares	Amount

Class I:
Year ended December 31, 2024:
Portfolio shares sold	148,418	$6,859,037
Portfolio shares purchased	(1,080,119)	(48,445,893)

Net increase (decrease) in shares outstanding	(931,701)	$(41,586,856)

Year ended December 31, 2023:
Portfolio shares sold	858,159	$35,325,898
Portfolio shares purchased	(1,114,014)	(46,660,312)

Net increase (decrease) in shares outstanding	(255,855)	$(11,334,414)

B20

Share Class	Shares	Amount

Class II:
Year ended December 31, 2024:
Portfolio shares sold	76,951	$3,274,541
Portfolio shares purchased	(594,412)	(25,898,516)

Net increase (decrease) in shares outstanding	(517,461)	$(22,623,975)

Year ended December 31, 2023:
Portfolio shares sold	591,564	$24,044,796
Portfolio shares purchased	(579,460)	(22,600,942)

Net increase (decrease) in shares outstanding	12,104	$1,443,854

Class III:
Year ended December 31, 2024:
Portfolio shares sold	26,775	$1,212,507
Portfolio shares purchased	(142,184)	(6,483,414)

Net increase (decrease) in shares outstanding	(115,409)	$(5,270,907)

Year ended December 31, 2023:
Portfolio shares sold	537,011	$21,929,364
Portfolio shares purchased	(101,337)	(4,275,049)

Net increase (decrease) in shares outstanding	435,674	$17,654,315

PSF PGIM 50/50 Balanced Portfolio

Share Class	Shares	Amount

Class I:
Year ended December 31, 2024:
Portfolio shares sold	347,727	$14,799,280
Portfolio shares purchased	(4,477,604)	(187,626,063)

Net increase (decrease) in shares outstanding	(4,129,877)	$(172,826,783)

Year ended December 31, 2023:
Portfolio shares sold	440,290	$15,885,637
Portfolio shares purchased	(4,684,646)	(169,158,873)

Net increase (decrease) in shares outstanding	(4,244,356)	$(153,273,236)

Class III:
Year ended December 31, 2024:
Portfolio shares sold	47,042	$1,996,069
Portfolio shares purchased	(21,223)	(881,020)

Net increase (decrease) in shares outstanding	25,819	$1,115,049

Year ended December 31, 2023:
Portfolio shares sold	62,256	$2,231,061
Portfolio shares purchased	(68,105)	(2,431,379)

Net increase (decrease) in shares outstanding	(5,849)	$(200,318)

B21

PSF PGIM Flexible Managed Portfolio

Share Class	Shares	Amount

Class I:
Year ended December 31, 2024:
Portfolio shares sold	162,587	$7,798,541
Portfolio shares purchased	(6,365,043)	(308,597,699)
Net increase (decrease) in shares outstanding	(6,202,456)	$(300,799,158)

Year ended December 31, 2023:
Portfolio shares sold	378,526	$15,324,956
Portfolio shares purchased	(6,709,097)	(272,058,784)
Net increase (decrease) in shares outstanding	(6,330,571)	$(256,733,828)

Class III:
Year ended December 31, 2024:
Portfolio shares sold	13,324	$634,697
Portfolio shares purchased	(910,712)	(43,800,601)
Net increase (decrease) in shares outstanding	(897,388)	$(43,165,904)

Year ended December 31, 2023:
Portfolio shares sold	30,002	$1,203,684
Shares issued in merger	5,821,122	223,240,047
Portfolio shares purchased	(980,976)	(39,943,266)
Net increase (decrease) in shares outstanding	4,870,148	$184,500,465

PSF PGIM Government Income Portfolio

Share Class	Shares	Amount

Class I:
Year ended December 31, 2024:
Portfolio shares sold	390,218	$5,072,727
Portfolio shares purchased	(1,338,592)	(17,142,835)
Net increase (decrease) in shares outstanding	(948,374)	$(12,070,108)

Year ended December 31, 2023:
Portfolio shares sold	283,568	$3,513,735
Portfolio shares purchased	(2,764,351)	(34,304,246)
Net increase (decrease) in shares outstanding	(2,480,783)	$(30,790,511)

Class III:
Year ended December 31, 2024:
Portfolio shares sold	126,100	$1,613,950
Portfolio shares purchased	(163,429)	(2,088,235)
Net increase (decrease) in shares outstanding	(37,329)	$(474,285)

Year ended December 31, 2023:
Portfolio shares sold	197,031	$2,419,614
Portfolio shares purchased	(155,199)	(1,911,954)
Net increase (decrease) in shares outstanding	41,832	$507,660

B22

PSF PGIM Government Money Market Portfolio

Share Class	Shares	Amount

Class I:
Year ended December 31, 2024:
Portfolio shares sold	107,943,838	$1,079,438,373
Shares issued in reinvestment of dividends and distributions	4,793,704	47,937,044
Portfolio shares purchased	(101,452,468)	(1,014,524,676)
Net increase (decrease) in shares outstanding	11,285,074	$112,850,741

Year ended December 31, 2023:
Portfolio shares sold	148,491,034	$1,484,910,341
Shares issued in reinvestment of dividends and distributions	4,348,290	43,482,898
Portfolio shares purchased	(139,952,271)	(1,399,522,712)
Net increase (decrease) in shares outstanding	12,887,053	$128,870,527

Class III:
Year ended December 31, 2024:
Portfolio shares sold	32,636,748	$326,367,522
Shares issued in reinvestment of dividends and distributions	1,428,331	14,283,308
Portfolio shares purchased	(24,632,465)	(246,324,646)
Net increase (decrease) in shares outstanding	9,432,614	$94,326,184

Year ended December 31, 2023:
Portfolio shares sold	20,688,303	$206,883,034
Shares issued in reinvestment of dividends and distributions	830,300	8,302,958
Portfolio shares purchased	(12,083,548)	(120,835,485)
Net increase (decrease) in shares outstanding	9,435,055	$94,350,507

PSF PGIM High Yield Bond Portfolio

Share Class	Shares	Amount

Class I:
Year ended December 31, 2024:
Portfolio shares sold	24,955,911	$179,615,048
Portfolio shares purchased	(4,949,564)	(34,081,342)
Net increase (decrease) in shares outstanding	20,006,347	$145,533,706

Year ended December 31, 2023:
Portfolio shares sold	4,068,099	$25,084,667
Portfolio shares purchased	(6,855,367)	(42,217,023)
Net increase (decrease) in shares outstanding	(2,787,268)	$(17,132,356)

Class III:
Year ended December 31, 2024:
Portfolio shares sold	510,157	$3,534,326
Portfolio shares purchased	(299,862)	(2,043,667)
Net increase (decrease) in shares outstanding	210,295	$1,490,659

B23

Share Class	Shares	Amount

Year ended December 31, 2023:
Portfolio shares sold	481,345	$2,961,419
Portfolio shares purchased	(174,580)	(1,068,624)
Net increase (decrease) in shares outstanding	306,765	$1,892,795

PSF PGIM Jennison Blend Portfolio

Share Class	Shares	Amount

Class I:
Year ended December 31, 2024:
Portfolio shares sold	787,989	$98,055,848
Portfolio shares purchased	(4,410,496)	(497,779,783)
Net increase (decrease) in shares outstanding	(3,622,507)	$(399,723,935)

Year ended December 31, 2023:
Portfolio shares sold	179,572	$14,726,967
Shares issued in merger	919,306	86,157,355
Portfolio shares purchased	(4,136,952)	(350,009,601)
Net increase (decrease) in shares outstanding	(3,038,074)	$(249,125,279)

Class II:
Year ended December 31, 2024:
Portfolio shares sold	20,329	$2,098,935
Portfolio shares purchased	(59,345)	(6,436,935)
Net increase (decrease) in shares outstanding	(39,016)	$(4,338,000)

Year ended December 31, 2023:
Portfolio shares sold	4,078	$381,773
Shares issued in merger	407,354	36,934,825
Portfolio shares purchased	(19,045)	(1,746,702)
Net increase (decrease) in shares outstanding	392,387	$35,569,896

Class III:
Year ended December 31, 2024:
Portfolio shares sold	9,102	$1,004,689
Portfolio shares purchased	(7,723)	(885,519)
Net increase (decrease) in shares outstanding	1,379	$119,170

Year ended December 31, 2023:
Portfolio shares sold	10,152	$854,300
Shares issued in merger	9,894	921,230
Portfolio shares purchased	(4,031)	(353,385)
Net increase (decrease) in shares outstanding	16,015	$1,422,145

B24

PSF PGIM Jennison Growth Portfolio

Share Class	Shares	Amount

Class I:
Year ended December 31, 2024:
Portfolio shares sold	251,543	$42,124,512
Portfolio shares purchased	(1,508,516)	(251,038,412)
Net increase (decrease) in shares outstanding	(1,256,973)	$(208,913,900)

Year ended December 31, 2023:
Portfolio shares sold	277,424	$32,419,340
Portfolio shares purchased	(1,519,161)	(179,933,952)
Net increase (decrease) in shares outstanding	(1,241,737)	$(147,514,612)

Class II:
Year ended December 31, 2024:
Portfolio shares sold	6,272	$984,769
Portfolio shares purchased	(19,239)	(2,862,851)
Net increase (decrease) in shares outstanding	(12,967)	$(1,878,082)

Year ended December 31, 2023:
Portfolio shares sold	23,179	$2,314,382
Portfolio shares purchased	(421,342)	(48,552,268)
Net increase (decrease) in shares outstanding	(398,163)	$(46,237,886)

Class III:
Year ended December 31, 2024:
Portfolio shares sold	22,047	$3,697,865
Portfolio shares purchased	(20,554)	(3,397,927)
Net increase (decrease) in shares outstanding	1,493	$299,938

Year ended December 31, 2023:
Portfolio shares sold	27,929	$3,394,745
Portfolio shares purchased	(10,571)	(1,268,386)
Net increase (decrease) in shares outstanding	17,358	$2,126,359

PSF PGIM Jennison Value Portfolio

Share Class	Shares	Amount

Class I:
Year ended December 31, 2024:
Portfolio shares sold	556,919	$33,453,172
Portfolio shares purchased	(2,280,577)	(129,493,904)
Net increase (decrease) in shares outstanding	(1,723,658)	$(96,040,732)

Year ended December 31, 2023:
Portfolio shares sold	815,146	$37,306,551
Portfolio shares purchased	(2,703,435)	(123,470,854)
Net increase (decrease) in shares outstanding	(1,888,289)	$(86,164,303)

B25

Share Class	Shares	Amount

Class II:
Year ended December 31, 2024:
Portfolio shares sold	17,504	$960,217
Portfolio shares purchased	(22,722)	(1,244,469)
Net increase (decrease) in shares outstanding	(5,218)	$(284,252)

Year ended December 31, 2023:
Portfolio shares sold	4,557	$199,909
Portfolio shares purchased	(15,190)	(679,162)
Net increase (decrease) in shares outstanding	(10,633)	$(479,253)

Class III:
Year ended December 31, 2024:
Portfolio shares sold	32,853	$1,930,812
Portfolio shares purchased	(10,191)	(581,405)
Net increase (decrease) in shares outstanding	22,662	$1,349,407

Year ended December 31, 2023:
Portfolio shares sold	24,663	$1,138,435
Portfolio shares purchased	(17,113)	(770,288)
Net increase (decrease) in shares outstanding	7,550	$368,147

PSF PGIM Total Return Bond Portfolio

Share Class	Shares	Amount

Class I:
Year ended December 31, 2024:
Portfolio shares sold	61,951,148	$909,477,675
Portfolio shares purchased	(6,840,158)	(99,329,584)
Net increase (decrease) in shares outstanding	55,110,990	$810,148,091

Year ended December 31, 2023:
Portfolio shares sold	22,648,627	$312,817,887
Portfolio shares purchased	(6,254,317)	(85,273,193)
Net increase (decrease) in shares outstanding	16,394,310	$227,544,694

Class III:
Year ended December 31, 2024:
Portfolio shares sold	560,844	$8,096,505
Portfolio shares purchased	(206,994)	(3,003,002)
Net increase (decrease) in shares outstanding	353,850	$5,093,503

Year ended December 31, 2023:
Portfolio shares sold	350,343	$4,769,916
Portfolio shares purchased	(112,835)	(1,527,225)
Net increase (decrease) in shares outstanding	237,508	$3,242,691

B26

PSF Small-Cap Stock Index Portfolio

Share Class	Shares	Amount

Class I:
Year ended December 31, 2024:
Portfolio shares sold	652,173	$39,342,576
Portfolio shares purchased	(1,622,261)	(97,217,951)
Net increase (decrease) in shares outstanding	(970,088)	$(57,875,375)

Year ended December 31, 2023:
Portfolio shares sold	751,003	$40,331,528
Shares issued in merger	5,405,749	284,937,009
Portfolio shares purchased	(1,277,215)	(67,354,542)
Net increase (decrease) in shares outstanding	4,879,537	$257,913,995

Class III:
Year ended December 31, 2024:
Portfolio shares sold	44,617	$2,720,308
Portfolio shares purchased	(29,593)	(1,773,272)
Net increase (decrease) in shares outstanding	15,024	$947,036

Year ended December 31, 2023:
Portfolio shares sold	43,381	$2,246,966
Portfolio shares purchased	(26,279)	(1,360,039)
Net increase (decrease) in shares outstanding	17,102	$886,927

PSF Stock Index Portfolio

Share Class	Shares	Amount

Class I:
Year ended December 31, 2024:
Portfolio shares sold	2,875,979	$383,089,791
Portfolio shares purchased	(6,214,627)	(874,260,401)
Net increase (decrease) in shares outstanding	(3,338,648)	$(491,170,610)

Year ended December 31, 2023:
Portfolio shares sold	2,539,915	$262,081,414
Portfolio shares purchased	(2,813,161)	(287,956,077)
Net increase (decrease) in shares outstanding	(273,246)	$(25,874,663)

Class III:
Year ended December 31, 2024:
Portfolio shares sold	91,909	$12,193,864
Portfolio shares purchased	(44,045)	(5,772,005)
Net increase (decrease) in shares outstanding	47,864	$6,421,859

Year ended December 31, 2023:
Portfolio shares sold	108,498	$11,247,698
Portfolio shares purchased	(27,827)	(2,849,339)
Net increase (decrease) in shares outstanding	80,671	$8,398,359

B27

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	PSF Global Portfolio	PSF Mid-Cap Growth Portfolio	PSF Natural Resources Portfolio	PSF PGIM 50/50 Balanced Portfolio	PSF PGIM Flexible Managed Portfolio
Adjustable and Floating-Rate Securities	–	–	–	–	–
Asset-Backed and/or Mortgage-Backed Securities	–	–	–	X	X
Bank Loan Investments	–	–	–	X	X
Blend Style	X	–	–	–	X
Collateralized Debt Obligations (CDO)	–	–	–	X	X
Commodity	–	–	X	–	–
Covenant-Lite	–	–	–	–	–
Credit	–	–	–	X	X
Currency	–	–	–	X	X
Derivatives	–	–	–	X	X
Dollar Roll Transactions	–	–	–	–	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	–	X	–	–
Equity and Equity-Related Securities	–	–	–	X	X
Equity Securities	X	X	X	X	X
Exchange-Traded Funds (ETF)	–	–	X	–	–
Expense	X	X	X	X	X
Fixed Income Securities	–	–	X	X	X
Focus	X	–	X	–	–
Foreign Investment	X	–	X	X	X
High Yield	–	–	X	X	X
Illiquid Investment	–	–	X	–	–
Investment Company	–	–	X	–	–
Index Tracking	–	–	–	X	–
Interest Rate	–	–	–	X	X
Investment Style	X	X	–	–	–
Large Company	X	–	–	X	X
Leverage	–	X	–	–	–
Liquidity and Valuation	X	X	X	X	X
Market and Management	X	X	X	X	X
Market Capitalization	–	–	–	–	–
Mid-Sized Company	X	X	–	–	X
Natural Resources Investment	–	–	X	–	–
Portfolio Turnover	–	–	X	–	X
Prepayment or Call	–	–	–	X	X
Quantitative Model	X	–	–	–	X
Real Estate	–	–	–	–	–
Regulatory	X	X	X	X	X
Reverse Repurchase Agreement	–	–	–	–	–
Short Sale	–	–	–	–	X
Small Sized Company	–	–	X	–	–
US Government Securities	–	–	–	–	X

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Risks	PSF Global Portfolio	PSF Mid-Cap Growth Portfolio	PSF Natural Resources Portfolio	PSF PGIM 50/50 Balanced Portfolio	PSF PGIM Flexible Managed Portfolio
Yield	–	–	–	–	–

Risks	PSF PGIM Government Income Portfolio	PSF PGIM Government Money Market Portfolio	PSF PGIM High Yield Bond Portfolio	PSF PGIM Jennison Blend Portfolio

Adjustable and Floating-Rate Securities	–	X	–	–

Asset-Backed and/or Mortgage-Backed Securities	X	–	–	–

Bank Loan Investments	X	–	X	–

Blend Style	–	–	–	X

Collateralized Debt Obligations (CDO)	X	–	X	–

Commodity	–	–	–	–

Covenant-Lite	–	–	–	–

Credit	X	X	X	X

Currency	–	–	X	–

Derivatives	X	–	X	–

Dollar Roll Transactions	X	–	X	–

Economic and Market Events	X	X	X	X

Emerging Markets	–	–	X	–

Equity and Equity-Related Securities	X	–	X	–

Equity Securities	–	–	–	X

Exchange-Traded Funds (ETF)	–	–	–	–

Expense	X	X	X	X

Fixed Income Securities	X	X	X	X

Focus	–	–	–	–

Foreign Investment	–	–	X	X

High Yield	X	–	X	X

Illiquid Investment	–	–	–	–

Investment Company	–	–	–	–

Index Tracking	–	–	–	–

Interest Rate	X	X	X	X

Investment Style	–	–	–	–

Large Company	–	–	–	X

Leverage	X	–	X	–

Liquidity and Valuation	X	–	X	–

Market and Management	X	X	X	X

Market Capitalization	–	–	–	X

Mid-Sized Company	–	–	–	X

Natural Resources Investment	–	–	–	–

Portfolio Turnover	X	–	–	–

Prepayment or Call	X	X	X	X

Quantitative Model	–	–	–	–

Real Estate	–	–	–	–

Regulatory	X	X	X	X

Reverse Repurchase Agreement	X	–	X	–
Short Sale	X	–	X	–

B29

Risks	PSF PGIM Government Income Portfolio	PSF PGIM Government Money Market Portfolio	PSF PGIM High Yield Bond Portfolio	PSF PGIM Jennison Blend Portfolio
Small Sized Company	–	–	–	X
US Government Securities	X	X	–	–
Yield	–	X	–	–

Risks	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio	PSF PGIM Total Return Bond Portfolio	PSF Small- Cap Stock Index Portfolio	PSF Stock Index Portfolio
Adjustable and Floating-Rate Securities	–	–	–	–	–
Asset-Backed and/or Mortgage-Backed Securities	–	–	X	–	–
Bank Loan Investments	–	–	X	–	–
Blend Style	–	–	–	–	–
Collateralized Debt Obligations (CDO)	–	–	X	–	–
Commodity	–	–	–	–	–
Covenant-Lite	–	–	X	–	–
Credit	–	X	X	–	–
Currency	–	X	X	–	–
Derivatives	–	–	X	–	–
Dollar Roll Transactions	–	–	X	–	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	–	–	–	–
Equity and Equity-Related Securities	–	–	X	–	–
Equity Securities	X	X	–	X	X
Exchange-Traded Funds (ETF)	–	–	–	–	–
Expense	X	X	X	X	X
Fixed Income Securities	X	X	X	–	–
Focus	–	–	–	–	–
Foreign Investment	X	X	X	–	–
High Yield	X	–	X	–	–
Illiquid Investment	–	–	–	–	–
Investment Company	–	–	–	–	–
Index Tracking	–	–	–	X	X
Interest Rate	–	X	X	–	–
Investment Style	X	X	–	–	–
Large Company	X	X	–	–	X
Leverage	–	–	X	–	–
Liquidity and Valuation	X	X	X	X	X
Market and Management	X	X	X	X	X
Market Capitalization	–	X	–	–	–
Mid-Sized Company	–	–	–	–	–
Natural Resources Investment	–	–	–	–	–
Portfolio Turnover	–	–	X	–	–
Prepayment or Call	–	X	X	–	–
Quantitative Model	–	–	–	–	–
Real Estate	–	X	–	–	–

B30

Risks	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio	PSF PGIM Total Return Bond Portfolio	PSF Small- Cap Stock Index Portfolio	PSF Stock Index Portfolio
Regulatory	X	X	X	X	X
Reverse Repurchase Agreement	–	–	X	–	–
Short Sale	–	–	X	–	–
Small Sized Company	–	–	–	X	–
US Government Securities	X	–	–	–	–
Yield	–	–	–	–	–

Adjustable and Floating-Rate Securities Risk: The value of adjustable and floating-rate securities may lag behind the value of fixed-rate securities when interest rates change. Adjustable and floating rate securities generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, adjustable and floating rate securities generally will not increase in value as much as fixed rate debt instruments if interest rates decline. Adjustable and floating rate securities are also subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Bank Loan Investments Risk: A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments, or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy, or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market

B31

conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Collateralized Debt Obligations Risk (CDO): The risks of an investment in a CDO, which can include collateralized loan obligations (CLOs), depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. Investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Portfolio may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and may be more volatile than traditional equity and debt securities. The value of the commodities underlying commodity-linked instruments may be subject to various economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, war and international economic, political, and regulatory developments.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite,” which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

Currency Risk: Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments, including the risk that the currencies in which the Portfolio’s investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Dollar Roll Transactions Risk: Dollar rolls involve the sale by a Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar—but not necessarily the same—security at a set price and date in the future. In a dollar roll, the Portfolio takes the risk that: (i) the market price of the mortgage-backed securities will drop below their future repurchase price; (ii) the securities that it repurchases at a later date will have less favorable market characteristics; (iii) the other party to the agreement will not be able to perform; (iv) the roll adds leverage to the Portfolio; and (v) the roll increases the Portfolio’s sensitivity to interest rate changes. In addition, investments in dollar rolls may increase the portfolio turnover rate of the Portfolio.

B32

Economic and Market Events Risk: Economic and market events risk is the risk that one or more markets in which the Portfolio invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Portfolio’s Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those relating to general economic, political, or financial market conditions; significant or unexpected failures, near-failures or credit downgrades of key institutions; investor sentiment and market perceptions; unexpected changes in the prices of key commodities; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry or sector, could adversely affect the liquidity and volatility of securities held by the Portfolio. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: From time to time, the Portfolio may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants. The value of a particular equity or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition, changes in interest rates, or heightened levels of inflation. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may

B33

be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio invests in the securities of a small number of issuers and has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a portfolio that invests in the securities of a larger number of issuers.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield” securities or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

Illiquid Investments Risk: Illiquid investments risk exists when particular investments made by the Portfolio are difficult to purchase or sell. The Portfolio may make investments that may become less liquid in response to market developments, lack of a trading market, or adverse investor perceptions. If the Portfolio is forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolio may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. It also may be the case that other market participants may be attempting to liquidate illiquid holdings at the same time as the Portfolio, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities.

Investment Company Risk: The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Index Tracking Risk: The Portfolio’s ability to track the performance and/or holdings and weightings of an index with a high degree of correlation may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” The Portfolio currently faces a heightened level of interest rate risk because of recent increases in interest rates in the US and globally. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. As interest rates rise, the value of fixed income investments typically decreases

B34

and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Interest rates may continue to increase, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Investments in securities of certain issuers with the largest market capitalizations can result in greater investment exposure to a limited number of issuers and sectors, primarily the technology sector, which can result in greater losses in the event of a market downturn or deteriorating fundamentals in those issuers or sectors.

Leverage Risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value), which may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Market Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Portfolio may invest a portion of its assets in securities issued by small-cap companies, it is likely to be more volatile than a portfolio that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Mid-Sized Company Risk: The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio’s ability to sell the securities.

Natural Resources Investment Risk: The Portfolio’s investments will expose the Portfolio to the risk of investment in natural resource companies. The market value of securities of natural resource companies may be affected by numerous factors, including changes in commodity prices, events occurring in nature, inflationary pressures, imposition of import controls, international political and economic developments, environmental incidents, resources conservation, the success of exploration projects, and tax and other government regulations. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Companies in the natural resources industry are at risk for environmental damage claims. Political risks and the other risks

B35

to which non-US securities are subject may affect domestic companies if they have significant operations or investments in non-US countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Estate Risk: Investments in real estate investment trusts (“REITs”) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the (the SEC), and depending on the Portfolio, the Commodity Futures Trading Commission (the CFTC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Reverse Repurchase Agreement Risk: Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of a Portfolio’s assets. The use of reverse repurchase agreements is a form of leverage because the proceeds derived from reverse repurchase agreements may be invested in additional securities.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Small Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.

US Government Securities Risk: US Government securities may be adversely affected by changes in interest rates, a default by, or a downgrade in the credit quality rating of, the US Government, and may not be backed by the full faith and credit of the US Government.

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Yield Risk: The amount of income received by a Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.

10. Reorganization

On September 19-20, 2022, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets ofAST Prudential Flexible Multi-Strategy Portfolio (“Prudential Flexible Multi-Strategy”), andAST T. Rowe Price Diversified Real Growth Portfolio (“T. Rowe Price Diversified Real Growth”) (the “Merged Portfolios”) for shares of PSF PGIM Flexible Managed Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on January 24, 2023 and the reorganization took place at the close of business on February 24, 2023.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost

Prudential Flexible Multi-Strategy	$95,229,428	$101,172,903

T. Rowe Price Diversified Real Growth	118,897,074	121,398,225

The purpose of the transaction was to combine three portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 24, 2023:

Merged Portfolios			Shares

Prudential Flexible Multi-Strategy			6,656,780

T. Rowe Price Diversified Real Growth			7,305,602
Acquiring Portfolio	Class	Shares	Value

PSF PGIM Flexible Managed Portfolio	III	5,821,122	$223,240,047

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolios	Unrealized Depreciation on Investments	Net Assets
Prudential Flexible Multi-Strategy	$(5,943,475)	$ 99,727,888
T. Rowe Price Diversified Real Growth	(2,501,151)	123,512,159
Acquiring Portfolio	Class	Net Assets
PSF PGIM Flexible Managed Portfolio	I	$4,048,284,445
	III	3,838,041

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
PSF PGIM Flexible Managed Portfolio	$96,121,518	$632,480,338	$728,601,856

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: Prudential Flexible Multi-Strategy $22,273 and T. Rowe Price Diversified Real Growth $114,621.

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(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolios pre-merger as follows: Prudential Flexible Multi-Strategy $2,016,346 and T. Rowe Price Diversified Real Growth $3,905,254.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 24, 2023.

On March 14-15, 2023, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PSF Small-Cap Value Portfolio (the “Merged Portfolio”) for shares of PSF Small-Cap Stock Index Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. The reorganization took place at the close of business on June 9, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
PSF Small-Cap Value Portfolio	$286,063,672	$267,361,367

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 9, 2023:

Merged Portfolio			Shares
PSF Small-Cap Value Portfolio			9,253,605
Acquiring Portfolio	Class	Shares	Value
PSF Small-Cap Stock Index Portfolio	I	5,405,749	$284,937,009

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
PSF Small-Cap Value Portfolio	$18,702,305	$284,937,009
Acquiring Portfolio	Class	Net Assets
PSF Small-Cap Stock Index Portfolio	I	$822,088,416
	III	9,831,092

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
PSF Small-Cap Stock Index Portfolio	$15,109,493	$141,425,452	$156,534,945

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: PSF Small-Cap Value Portfolio $1,037,935.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: PSF Small-Cap Value Portfolio $277,680.

B38

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since June 9, 2023.

On September 19-20, 2023, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PSF PGIM Jennison Focused Blend Portfolio (the “Merged Portfolio”) for shares of PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. The reorganization took place at the close of business on December 8, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
PSF PGIM Jennison Focused Blend Portfolio	$122,956,664	$94,600,348

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 8, 2023:

Merged Portfolio		Class	Shares
PSF PGIM Jennison Focused Blend Portfolio		I	1,570,026
		II	719,464
		III	16,898
Acquiring Portfolio	Class	Shares	Value
PSF PGIM Jennison Blend Portfolio	I	919,306	$86,157,355
	II	407,354	36,934,825
	III	9,894	921,230

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Class	Unrealized Appreciation on Investments	Net Assets
PSF PGIM Jennison Focused Blend Portfolio	I	$19,700,338	$86,157,355
	II	8,445,334	36,934,825
	III	210,644	921,230
Acquiring Portfolio		Class	Net Assets
PSF PGIM Jennison Blend Portfolio		I	$5,368,410,594
		II	1,738,401
		III	1,822,305

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
PSF PGIM Jennison Blend Portfolio	$45,865,562	$1,404,376,087	$1,450,241,649

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: PSF PGIM Jennison Focused Blend Portfolio $569,965.

B39

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolios pre-merger as follows: PSF PGIM Jennison Focused Blend Portfolio $36,444,083.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 8, 2023.

11. Subsequent Events

On November 20, 2024, the Board approved the reorganization (the “Reorganization”) of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) into PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”). The shareholder meeting is expected to take place on or about March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

On November 20, 2024, the Board approved the reorganization (the “Reorganization”) of PSF Natural Resources Portfolio (the “Target Portfolio”) into PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”). The shareholder meeting is expected to take place on or about March 25, 2025. If approved by shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 14, 2025.

On November 20, 2024, the Board approved the reorganization (the “Reorganization”) of PSF Government Income Portfolio (the “Target Portfolio”) into PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”). The shareholder meeting is expected to take place on or about March 25, 2025. If approved by the shareholders of the Target Portfolio, it is expected that the Reorganization will be completed on or about April 28, 2025.

B40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Prudential Series Fund and Shareholders of PSF Global Portfolio, PSF Mid-Cap Growth Portfolio, PSF Natural Resources Portfolio, PSF PGIM 50/50 Balanced Portfolio, PSF PGIM Flexible Managed Portfolio, PSF PGIM Government Income Portfolio, PSF PGIM Government Money Market Portfolio, PSF PGIM High Yield Bond Portfolio, PSF PGIM Jennison Blend Portfolio, PSF PGIM Jennison Growth Portfolio, PSF PGIM Jennison Value Portfolio, PSF PGIM Total Return Bond Portfolio, PSF Small-Cap Stock Index Portfolio and PSF Stock Index Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PSF Global Portfolio, PSF Mid-Cap Growth Portfolio, PSF Natural Resources Portfolio, PSF PGIM 50/50 Balanced Portfolio, PSF PGIM Flexible Managed Portfolio, PSF PGIM Government Income Portfolio, PSF PGIM Government Money Market Portfolio, PSF PGIM High Yield Bond Portfolio, PSF PGIM Jennison Blend Portfolio, PSF PGIM Jennison Growth Portfolio, PSF PGIM Jennison Value Portfolio, PSF PGIM Total Return Bond Portfolio, PSF Small-Cap Stock Index Portfolio and PSF Stock Index Portfolio (constituting Prudential Series Fund, hereafter collectively referred to as the “Portfolios”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 18, 2025

We have served as the auditor of one or more investment companies in the Prudential Insurance Portfolios complex since 2020.

C1

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not

applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15	– Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17	– Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

 (a)(2) Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(5) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  The Prudential Series Fund

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date:	February 18, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer
(Principal Financial Officer)

Date:	February 18, 2025